UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1.	Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.1%
COMMON STOCKS — 53.8%
Aerospace & Defense — 1.3%
Boeing Co. (The)	48,500	$6,177,930
General Dynamics Corp.	23,000	2,923,070
Honeywell International, Inc.	56,612	5,271,709
L-3 Communications Holdings, Inc.	6,300	749,196
Lockheed Martin Corp.	19,600	3,582,488
Northrop Grumman Corp.	15,062	1,984,569
Precision Castparts Corp.	10,400	2,463,552
Raytheon Co.	22,500	2,286,450
Rockwell Collins, Inc.	9,800	769,300
Safran SA (France)	3,993	258,883
Textron, Inc.	20,200	726,998
Thales SA (France)	687	36,564
United Technologies Corp.	61,600	6,504,960

		33,735,669

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	10,700	709,624
Deutsche Post AG (Germany)	7,040	224,402
Expeditors International of Washington, Inc.	14,000	568,120
FedEx Corp.	19,200	3,099,840
Toll Holdings Ltd. (Australia)	9,002	44,403
United Parcel Service, Inc. (Class B Stock)	50,900	5,002,961

		9,649,350

Airlines — 0.2%
Delta Air Lines, Inc.	61,000	2,205,150
Deutsche Lufthansa AG (Germany)	3,014	47,327
International Consolidated Airlines Group SA (United Kingdom)*	13,840	82,311
Ryanair Holdings PLC (Ireland) ADR*	9,900	558,657
Southwest Airlines Co.	49,600	1,674,992

		4,568,437

Auto Components — 0.2%
BorgWarner, Inc.	16,500	868,065
Bridgestone Corp. (Japan)	4,700	155,452
Continental AG (Germany)	817	154,763
Delphi Automotive PLC (United Kingdom)	21,700	1,331,078
Goodyear Tire & Rubber Co. (The)	19,900	449,441
Johnson Controls, Inc.	48,200	2,120,800
Koito Manufacturing Co. Ltd. (Japan)	1,300	35,364
NGK Spark Plug Co. Ltd. (Japan)	2,000	58,850
NOK Corp. (Japan)	5,900	135,446
Sumitomo Rubber Industries Ltd. (Japan)	2,300	32,718
Toyota Industries Corp. (Japan)	1,200	58,053
Valeo SA (France)	564	62,669

		5,462,699

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	6,991	747,162
Daimler AG (Germany)	7,064	539,459
Fiat SpA (Italy)*	6,368	61,373
Ford Motor Co.	280,385	4,146,894
Fuji Heavy Industries Ltd. (Japan)	16,300	539,965
General Motors Co.	97,500	3,114,150
Harley-Davidson, Inc.	15,800	919,560
Isuzu Motors Ltd. (Japan)	4,500	63,641
Nissan Motor Co. Ltd. (Japan)	17,800	172,307
Peugeot SA (France)*	51,647	660,863

Renault SA (France)	449	32,481
Suzuki Motor Corp. (Japan)	2,600	86,229
Toyota Motor Corp. (Japan)	19,800	1,165,016
Volkswagen AG (Germany)	383	79,136

		12,328,236

Banks — 3.5%
Aozora Bank Ltd. (Japan)	14,000	47,340
Australia & New Zealand Banking Group Ltd. (Australia)	19,467	526,235
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,370	52,595
Banco Santander SA (Spain)	159,262	1,524,724
Bank Hapoalim BM (Israel)	131,802	743,160
Bank of America Corp.	759,821	12,954,948
Bank of Queensland Ltd. (Australia)	6,514	66,300
Bank of Yokohama Ltd. (The) (Japan)	15,000	82,482
BB&T Corp.	52,100	1,938,641
Bendigo & Adelaide Bank Ltd. (Australia)	5,865	61,172
BNP Paribas SA (France)	2,155	143,024
Chiba Bank Ltd. (The) (Japan)	10,000	69,564
Citigroup, Inc.	219,985	11,399,623
Comerica, Inc.	13,100	653,166
Commonwealth Bank of Australia (Australia)	11,534	759,428
Credit Agricole SA (France)	54,118	815,753
Danske Bank A/S (Denmark)	8,801	238,575
DBS Group Holdings Ltd. (Singapore)	12,363	178,306
DNB ASA (Norway)	7,163	134,049
Fifth Third Bancorp	62,321	1,247,666
Fukuoka Financial Group, Inc. (Japan)	10,000	47,702
Hachijuni Bank Ltd. (The) (Japan)	5,000	30,049
Hang Seng Bank Ltd. (Hong Kong)	5,500	88,258
Hiroshima Bank Ltd. (The) (Japan)	7,000	34,397
HSBC Holdings PLC (United Kingdom)	137,639	1,398,581
Huntington Bancshares, Inc.	59,636	580,258
Iyo Bank Ltd. (The) (Japan)	2,000	20,246
JPMorgan Chase & Co.	272,645	16,424,135
KeyCorp	63,400	845,122
Lloyds Banking Group PLC (United Kingdom)*	35,216	43,811
M&T Bank Corp.(a)	9,600	1,183,584
Mitsubishi UFJ Financial Group, Inc. (Japan)	212,500	1,197,589
Mizuho Financial Group, Inc. (Japan)	165,100	294,735
National Australia Bank Ltd. (Australia)	775	22,044
Natixis SA (France)	108,682	747,728
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,499	11,435
PNC Financial Services Group, Inc. (The)	39,133	3,349,002
Regions Financial Corp.	103,603	1,040,174
Resona Holdings, Inc. (Japan)	15,800	89,134
Shizuoka Bank Ltd. (The) (Japan)	7,000	72,075
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	64,695	860,744
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,000	814,890
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	24,000	99,923
SunTrust Banks, Inc.	38,400	1,460,352
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,558	166,627
Swedbank AB (Sweden) (Class A Stock)	6,481	162,514
U.S. Bancorp	130,285	5,449,822
United Overseas Bank Ltd. (Singapore)	7,000	122,715
Wells Fargo & Co.	344,264	17,856,974
Westpac Banking Corp. (Australia)	22,112	620,760
Zions Bancorporation(a)	14,650	425,729

		89,197,860

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	8,537	946,740

Asahi Group Holdings Ltd. (Japan)	2,800	80,993
Brown-Forman Corp. (Class B Stock)	11,750	1,060,085
Carlsberg A/S (Denmark) (Class B Stock)	779	69,185
Coca-Cola Co. (The)	285,501	12,179,473
Coca-Cola Enterprises, Inc.	16,900	749,684
Constellation Brands, Inc. (Class A Stock)*	12,200	1,063,352
Diageo PLC (United Kingdom)	3,087	89,035
Dr. Pepper Snapple Group, Inc.	14,100	906,771
Heineken Holding NV (Netherlands)	609	40,209
Heineken NV (Netherlands)	1,244	92,908
Molson Coors Brewing Co. (Class B Stock)	11,500	856,060
Monster Beverage Corp.*	10,400	953,368
PepsiCo, Inc.	109,007	10,147,462

		29,235,325

Biotechnology — 1.5%
Actelion Ltd. (Switzerland)*	1,305	152,850
Alexion Pharmaceuticals, Inc.*	14,700	2,437,554
Amgen, Inc.	54,987	7,723,474
Biogen Idec, Inc.*	17,090	5,653,543
Celgene Corp.*	58,300	5,525,674
CSL Ltd. (Australia)	6,409	415,468
Gilead Sciences, Inc.*	109,700	11,677,565
Regeneron Pharmaceuticals, Inc.*(a)	5,400	1,946,808
Vertex Pharmaceuticals, Inc.*(a)	17,300	1,942,963

		37,475,899

Building Products — 0.1%
Allegion PLC	6,933	330,288
Daikin Industries Ltd. (Japan)	1,700	105,456
Geberit AG (Switzerland)	2,405	775,163
Masco Corp.	25,800	617,136

		1,828,043

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	4,030	24,958
Affiliated Managers Group, Inc.*	4,100	821,476
Ameriprise Financial, Inc.	14,220	1,754,464
Bank of New York Mellon Corp. (The)	83,858	3,247,820
BlackRock, Inc.	9,200	3,020,544
Charles Schwab Corp. (The)	82,950	2,437,901
E*TRADE Financial Corp.*	21,120	477,101
Franklin Resources, Inc.	29,500	1,610,995
Goldman Sachs Group, Inc. (The)	30,000	5,507,100
Invesco Ltd.	31,300	1,235,724
Investec PLC (South Africa)	83,773	703,400
Legg Mason, Inc.	8,100	414,396
Macquarie Group Ltd. (Australia)	2,050	103,155
Morgan Stanley	110,780	3,829,665
Northern Trust Corp.(a)	16,000	1,088,480
State Street Corp.	30,700	2,259,827
T. Rowe Price Group, Inc.	19,100	1,497,440

		30,034,446

Chemicals — 1.4%
Air Products & Chemicals, Inc.	13,900	1,809,502
Airgas, Inc.	5,000	553,250
Asahi Kasei Corp. (Japan)	16,000	130,117
BASF SE (Germany)	1,814	165,469
CF Industries Holdings, Inc.	3,700	1,033,114
Daicel Corp. (Japan)	67,000	725,092

Dow Chemical Co. (The)	81,231	4,259,754
E.I. du Pont de Nemours & Co.(a)	65,220	4,680,187
Eastman Chemical Co.	10,800	873,612
Ecolab, Inc.	19,500	2,239,185
FMC Corp.	9,700	554,743
Givaudan SA (Switzerland)*	49	78,106
International Flavors & Fragrances, Inc.	6,000	575,280
K+S AG (Germany)	24,671	695,960
Kaneka Corp. (Japan)	4,000	22,409
Kuraray Co. Ltd. (Japan)	4,500	52,861
LyondellBasell Industries NV (Class A Stock)	30,800	3,346,728
Monsanto Co.	37,394	4,207,199
Mosaic Co. (The)	23,600	1,048,076
Nitto Denko Corp. (Japan)	1,100	60,232
PPG Industries, Inc.	10,000	1,967,400
Praxair, Inc.	21,200	2,734,800
Sherwin-Williams Co. (The)	6,100	1,335,839
Sigma-Aldrich Corp.	8,600	1,169,686
Sumitomo Chemical Co. Ltd. (Japan)	12,000	42,860
Yara International ASA (Norway)	15,101	758,253

		35,119,714

Commercial Services & Supplies — 0.3%
ADT Corp. (The)(a)	13,500	478,710
Cintas Corp.(a)	7,500	529,425
Dai Nippon Printing Co. Ltd. (Japan)	7,000	70,240
Iron Mountain, Inc.	12,685	414,165
Pitney Bowes, Inc.	15,200	379,848
Republic Services, Inc.	18,165	708,798
Secom Co. Ltd. (Japan)	1,500	89,362
Stericycle, Inc.*	6,200	722,672
Toppan Printing Co. Ltd. (Japan)	7,000	50,306
Tyco International Ltd.	32,100	1,430,697
Waste Management, Inc.	31,442	1,494,438

		6,368,661

Communications Equipment — 0.8%
Cisco Systems, Inc.	368,700	9,280,179
F5 Networks, Inc.*	5,500	653,070
Harris Corp.	7,800	517,920
Juniper Networks, Inc.	31,700	702,155
Motorola Solutions, Inc.	15,989	1,011,784
QUALCOMM, Inc.	121,200	9,062,124

		21,227,232

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	10,192	390,657
Fluor Corp.	11,400	761,406
Hochtief AG (Germany)	9,996	686,034
Jacobs Engineering Group, Inc.*(a)	9,700	473,554
Leighton Holdings Ltd. (Australia)	25,155	425,488
Quanta Services, Inc.*	15,600	566,124
Taisei Corp. (Japan)	14,000	78,984

		3,382,247

Construction Materials
Heidelberg Cement AG (Germany)	239	15,732
Martin Marietta Materials, Inc.	4,600	593,124
Taiheiyo Cement Corp. (Japan)	15,000	56,574
Vulcan Materials Co.	9,500	572,185

		1,237,615

Consumer Finance — 0.5%
American Express Co.	65,100	5,698,854
Capital One Financial Corp.	40,661	3,318,751
Discover Financial Services	33,440	2,153,202
Navient Corp.	31,000	549,010

		11,719,817

Containers & Packaging — 0.1%
Avery Dennison Corp.	7,400	330,410
Ball Corp.	10,400	658,008
Bemis Co., Inc.	7,800	296,556
MeadWestvaco Corp.	12,614	516,417
Owens-Illinois, Inc.*	12,600	328,230
Sealed Air Corp.(a)	15,400	537,152

		2,666,773

Distributors
Genuine Parts Co.	11,500	1,008,665

Diversified Consumer Services
Benesse Holdings, Inc. (Japan)	900	29,527
H&R Block, Inc.	21,300	660,513

		690,040

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	132,200	18,262,108
CME Group, Inc.	22,900	1,830,969
Industrivarden AB (Sweden) (Class C Stock)	15,408	268,233
Intercontinental Exchange, Inc.	8,171	1,593,754
Investment AB Kinnevik (Sweden) (Class B Stock)	18,816	678,515
Investor AB (Sweden) (Class B Stock)	7,189	253,122
Leucadia National Corp.	22,900	545,936
McGraw Hill Financial, Inc.	19,600	1,655,220
Moody’s Corp.	13,600	1,285,200
NASDAQ OMX Group, Inc. (The)	8,600	364,812
ORIX Corp. (Japan)	9,500	131,152

		26,869,021

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	374,968	13,213,872
Belgacom SA (Belgium)	2,066	71,931
BT Group PLC (United Kingdom)	57,227	351,029
CenturyLink, Inc.	41,236	1,686,140
Frontier Communications Corp.	66,890	435,454
Nippon Telegraph & Telephone Corp. (Japan)	12,000	744,171
Orange SA (France)	61,672	920,312
PCCW Ltd. (Hong Kong)	1,180,000	741,598
Telecom Italia SpA (Italy)	43,171	38,160
Telefonica SA (Spain)	69,721	1,076,791
Telekom Austria AG (Austria)	2,889	26,035
Verizon Communications, Inc.	299,776	14,985,802
Windstream Holdings, Inc.	41,957	452,297

		34,743,592

Electric Utilities — 0.9%
American Electric Power Co., Inc.	35,360	1,846,146
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	49,000	343,396
Chubu Electric Power Co., Inc. (Japan)*	8,100	92,991
Chugoku Electric Power Co., Inc. (The) (Japan)	3,800	48,729
Duke Energy Corp.	51,161	3,825,308
Edison International	23,600	1,319,712
EDP-Energias de Portugal SA (Portugal)	16,785	73,194

Electricite de France SA (France)	3,109	101,997
Entergy Corp.	13,200	1,020,756
Exelon Corp.	62,113	2,117,432
FirstEnergy Corp.	30,406	1,020,729
Fortum OYJ (Finland)	31,609	770,693
Hokuriku Electric Power Co. (Japan)	2,200	28,901
Kansai Electric Power Co., Inc. (The) (Japan)*	8,900	84,097
Kyushu Electric Power Co., Inc. (Japan)*	5,500	59,283
NextEra Energy, Inc.	31,200	2,929,056
Northeast Utilities	22,900	1,014,470
Pepco Holdings, Inc.	18,300	489,708
Pinnacle West Capital Corp.	9,300	508,152
Power Assets Holdings Ltd. (Hong Kong)	19,000	167,936
PPL Corp.	48,100	1,579,604
Red Electrica Corp. SA (Spain)	1,433	124,038
Shikoku Electric Power Co., Inc. (Japan)*	2,300	29,510
Southern Co. (The)	64,800	2,828,520
SSE PLC (United Kingdom)	7,068	176,984
Tohoku Electric Power Co., Inc. (Japan)	5,900	67,056
Tokyo Electric Power Co., Inc. (Japan)*	18,900	66,175
Xcel Energy, Inc.	36,610	1,112,944

		23,847,517

Electrical Equipment — 0.4%
AMETEK, Inc.	17,800	893,738
Eaton Corp. PLC	34,437	2,182,273
Emerson Electric Co.	50,500	3,160,290
Fuji Electric Co. Ltd. (Japan)	7,000	33,879
Mitsubishi Electric Corp. (Japan)	43,000	573,241
Rockwell Automation, Inc.	10,100	1,109,788
Roper Industries, Inc.	7,300	1,067,917

		9,021,126

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	11,400	1,138,404
Citizen Holdings Co. Ltd. (Japan)	3,400	22,326
Corning, Inc.	93,300	1,804,422
FLIR Systems, Inc.	10,800	338,472
FUJIFILM Holdings Corp. (Japan)	3,300	101,400
Hitachi High-Technologies Corp. (Japan)	800	23,006
Ibiden Co. Ltd. (Japan)	1,500	29,238
Jabil Circuit, Inc.	13,900	280,363
Murata Manufacturing Co. Ltd. (Japan)	1,500	170,498
Omron Corp. (Japan)	17,600	799,885
TDK Corp. (Japan)	1,600	89,504
TE Connectivity Ltd. (Switzerland)	29,600	1,636,584

		6,434,102

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	31,998	2,081,790
Cameron International Corp.*	14,700	975,786
Diamond Offshore Drilling, Inc.(a)	4,700	161,069
Ensco PLC (Class A Stock)(a)	16,900	698,139
FMC Technologies, Inc.*	17,000	923,270
Halliburton Co.	61,500	3,967,365
Helmerich & Payne, Inc.	8,000	782,960
Nabors Industries Ltd.	21,900	498,444
National Oilwell Varco, Inc.	31,100	2,366,710
Noble Corp. PLC(a)	18,800	417,736
Schlumberger Ltd.	93,818	9,540,353
Transocean Ltd.(a)	24,600	786,462
Transocean Ltd. (SWX)(a)	2,615	84,109

		23,284,193

Food & Staples Retailing — 1.2%
Carrefour SA (France)	4,565	140,988
Casino Guichard Perrachon SA (France)	5,324	572,789
Costco Wholesale Corp.	31,700	3,972,644
CVS Health Corp.	83,748	6,665,503
Delhaize Group SA (Belgium)	736	51,150
Distribuidora Internacional de Alimentacion SA (Spain)	8,206	58,806
J. Sainsbury PLC (United Kingdom)	173,482	705,445
Koninklijke Ahold NV (Netherlands)	6,712	108,572
Kroger Co. (The)	35,446	1,843,192
Lawson, Inc. (Japan)	900	62,967
Safeway, Inc.	16,700	572,810
Sysco Corp.	42,500	1,612,875
Wal-Mart Stores, Inc.	114,200	8,732,874
Walgreen Co.	63,700	3,775,499
Whole Foods Market, Inc.	26,100	994,671
WM Morrison Supermarkets PLC (United Kingdom)	140,736	382,938
Woolworths Ltd. (Australia)	6,351	190,175

		30,443,898

Food Products — 0.9%
Archer-Daniels-Midland Co.	46,726	2,387,699
Campbell Soup Co.(a)	13,000	555,490
ConAgra Foods, Inc.	30,600	1,011,024
General Mills, Inc.	44,300	2,234,935
Golden Agri-Resources Ltd. (Singapore)	50,000	20,201
Hershey Co. (The)	10,800	1,030,644
Hormel Foods Corp.	9,700	498,483
J.M. Smucker Co. (The)	7,500	742,425
Kellogg Co.	18,500	1,139,600
Keurig Green Mountain, Inc.	9,100	1,184,183
Kraft Foods Group, Inc.	43,017	2,426,159
Lindt & Spruengli AG (Switzerland)	1	59,269
McCormick & Co., Inc.(a)	9,500	635,550
Mead Johnson Nutrition Co.	14,667	1,411,259
Mondelez International, Inc. (Class A Stock)	121,953	4,178,719
Nestle SA (Switzerland)	16,935	1,244,570
NH Foods Ltd. (Japan)	1,000	21,233
Tyson Foods, Inc. (Class A Stock)	21,200	834,644
Unilever NV (United Kingdom)	29,543	1,172,425
Unilever PLC (United Kingdom)	9,271	388,062
Wilmar International Ltd. (Singapore)	301,000	728,061

		23,904,635

Gas Utilities
AGL Resources, Inc.	8,939	458,928
Enagas SA (Spain)	4,729	152,081
Snam SpA (Italy)(a)	26,639	147,096

		758,105

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	108,700	4,520,833
Baxter International, Inc.	39,200	2,813,384
Becton, Dickinson & Co.	13,900	1,581,959
Boston Scientific Corp.*	97,067	1,146,361
C.R. Bard, Inc.	5,500	784,905
CareFusion Corp.*	14,875	673,094
Covidien PLC	32,700	2,828,877

DENTSPLY International, Inc.	10,400	474,240
Edwards Lifesciences Corp.*	7,700	786,555
Intuitive Surgical, Inc.*	2,600	1,200,732
Medtronic, Inc.	70,900	4,392,255
Smith & Nephew PLC (United Kingdom)	6,567	110,467
Sonova Holding AG (Switzerland)	388	61,821
St. Jude Medical, Inc.	20,600	1,238,678
Stryker Corp.	21,700	1,752,275
Varian Medical Systems, Inc.*(a)	7,000	560,840
Zimmer Holdings, Inc.	12,300	1,236,765

		26,164,041

Health Care Providers & Services — 1.1%
Aetna, Inc.	27,069	2,192,589
Alfresa Holdings Corp. (Japan)	1,200	17,275
AmerisourceBergen Corp.	16,400	1,267,720
Cardinal Health, Inc.	24,350	1,824,302
Cigna Corp.	19,900	1,804,731
DaVita HealthCare Partners, Inc.*	12,500	914,250
Express Scripts Holding Co.*	53,949	3,810,418
Fresenius SE & Co. KGaA (Germany)	2,724	134,482
Humana, Inc.	11,200	1,459,248
Laboratory Corp. of America Holdings*	6,200	630,850
McKesson Corp.	16,830	3,276,296
Medipal Holdings Corp. (Japan)	47,800	581,007
Miraca Holdings, Inc. (Japan)	700	28,968
Patterson Cos., Inc.	6,500	269,295
Quest Diagnostics, Inc.	10,500	637,140
Sonic Healthcare Ltd. (Australia)	4,980	76,417
Suzuken Co. Ltd. (Japan)	900	25,927
Tenet Healthcare Corp.*(a)	7,550	448,395
UnitedHealth Group, Inc.	70,300	6,063,375
Universal Health Services, Inc. (Class B Stock)	6,600	689,700
WellPoint, Inc.	19,900	2,380,438

		28,532,823

Health Care Technology — 0.1%
Cerner Corp.*	22,000	1,310,540

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	32,600	1,309,542
Chipotle Mexican Grill, Inc.*	2,250	1,499,828
Darden Restaurants, Inc.(a)	8,850	455,421
Marriott International, Inc. (Class A Stock)	15,828	1,106,377
McDonald’s Corp.	71,000	6,731,510
Oriental Land Co. Ltd. (Japan)	1,800	340,158
Starbucks Corp.	54,400	4,105,024
Starwood Hotels & Resorts Worldwide, Inc.	13,800	1,148,298
Whitbread PLC (United Kingdom)	767	51,539
Wyndham Worldwide Corp.	9,620	781,721
Wynn Resorts Ltd.(a)	5,900	1,103,772
Yum! Brands, Inc.	31,800	2,288,964

		20,922,154

Household Durables — 0.3%
D.R. Horton, Inc.	24,000	492,480
Electrolux AB (Sweden) (Class B Stock)	3,171	83,525
Garmin Ltd.(a)	8,900	462,711
Harman International Industries, Inc.	5,000	490,200
Leggett & Platt, Inc.(a)	10,500	366,660
Lennar Corp. (Class A Stock)(a)	12,900	500,907
Mohawk Industries, Inc.*	4,500	606,690
Newell Rubbermaid, Inc.	19,914	685,241

Panasonic Corp. (Japan)	74,500	887,919
Persimmon PLC (United Kingdom)*	9,199	197,939
PulteGroup, Inc.	25,222	445,420
Sekisui Chemical Co. Ltd. (Japan)	6,000	68,958
Sony Corp. (Japan)	25,100	450,475
Whirlpool Corp.	5,726	833,992

		6,573,117

Household Products — 1.0%
Clorox Co. (The)(a)	9,400	902,776
Colgate-Palmolive Co.	62,100	4,050,162
Henkel AG & Co. KGaA (Germany)	8,150	760,020
Kimberly-Clark Corp.	27,100	2,915,147
Procter & Gamble Co. (The)	194,825	16,314,646
Reckitt Benckiser Group PLC (United Kingdom)	3,426	296,202
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	4,247	100,913

		25,339,866

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	51,100	724,598
Electric Power Development Co. Ltd. (Japan)	1,500	49,013
NRG Energy, Inc.	24,400	743,712

		1,517,323

Industrial Conglomerates — 1.2%
3M Co.	46,900	6,644,792
Danaher Corp.	44,100	3,350,718
General Electric Co.	725,500	18,587,310
Hopewell Holdings Ltd. (Hong Kong)	82,500	288,757
Keppel Corp. Ltd. (Singapore)	96,000	789,635
NWS Holdings Ltd. (Hong Kong)	159,000	282,787
Siemens AG (Germany)	1,874	222,992

		30,166,991

Insurance — 1.5%
ACE Ltd.	24,300	2,548,341
Aflac, Inc.	33,800	1,968,850
Allianz SE (Germany)	7,304	1,179,105
Allstate Corp. (The)	31,800	1,951,566
American International Group, Inc.	103,239	5,576,971
Aon PLC	21,000	1,841,070
Assurant, Inc.	5,500	353,650
AXA SA (France)	32,922	810,958
Baloise Holding AG (Switzerland)	2,725	348,341
Chubb Corp. (The)	17,400	1,584,792
Cincinnati Financial Corp.	10,837	509,881
Direct Line Insurance Group PLC (United Kingdom)	28,554	135,899
Genworth Financial, Inc. (Class A Stock)*	37,200	487,320
Gjensidige Forsikring ASA (Norway)	2,706	57,239
Hartford Financial Services Group, Inc. (The)	32,400	1,206,900
Insurance Australia Group Ltd. (Australia)	146,530	785,307
Legal & General Group PLC (United Kingdom)	78,171	289,256
Lincoln National Corp.	18,918	1,013,626
Loews Corp.	22,075	919,644
Marsh & McLennan Cos., Inc.	39,400	2,062,196
MetLife, Inc.	81,400	4,372,808
Muenchener Rueckversicherungs AG (Germany)	1,062	209,499
Principal Financial Group, Inc.	19,800	1,038,906
Progressive Corp. (The)	38,900	983,392

Prudential PLC (United Kingdom)	18,497	411,211
Sampo OYJ (Finland) (Class A Stock)	3,209	155,160
Suncorp Group Ltd. (Australia)	12,997	159,751
Swiss Life Holding AG (Switzerland)*	3,188	759,681
Tokio Marine Holdings, Inc. (Japan)	5,000	155,138
Torchmark Corp.	9,725	509,298
Travelers Cos., Inc. (The)	24,535	2,304,818
UnipolSai SpA (Italy)	7,610	21,422
Unum Group	22,210	763,580
XL Group PLC (Ireland)	19,800	656,766

		38,132,342

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	27,200	8,770,368
Expedia, Inc.	7,350	644,007
Netflix, Inc.*	4,400	1,985,192
Priceline Group, Inc. (The)*	3,890	4,506,876
TripAdvisor, Inc.*(a)	8,450	772,499

		16,678,942

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	12,900	771,420
eBay, Inc.*	81,700	4,626,671
Facebook, Inc. (Class A Stock)*	141,000	11,144,640
Google, Inc. (Class A Stock)*	20,560	12,097,710
Google, Inc. (Class C Stock)*	20,570	11,876,295
VeriSign, Inc.*(a)	8,500	468,520
Yahoo!, Inc.*	66,900	2,726,175

		43,711,431

IT Services — 1.7%
Accenture PLC (Class A Stock)	45,700	3,716,324
Alliance Data Systems Corp.*	4,100	1,017,907
Automatic Data Processing, Inc.	34,800	2,891,184
Cap Gemini SA (France)	10,878	780,105
Cognizant Technology Solutions Corp. (Class A Stock)*	44,000	1,969,880
Computer Sciences Corp.	10,500	642,075
Fidelity National Information Services, Inc.	20,700	1,165,410
Fiserv, Inc.*	18,100	1,169,894
Fujitsu Ltd. (Japan)	40,000	246,183
International Business Machines Corp.	67,100	12,737,593
MasterCard, Inc. (Class A Stock)	71,200	5,263,104
Paychex, Inc.	23,700	1,047,540
Teradata Corp.*(a)	11,400	477,888
Total System Services, Inc.	12,096	374,492
Visa, Inc. (Class A Stock)(a)	35,600	7,595,972
Western Union Co. (The)(a)	39,210	628,928
Xerox Corp.	78,363	1,036,742

		42,761,221

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,300	59,171
Hasbro, Inc.	8,600	472,957
Mattel, Inc.	24,451	749,423
Shimano, Inc. (Japan)	600	72,986

		1,354,537

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	24,114	1,374,016
Lonza Group AG (Switzerland)*	156	18,797
PerkinElmer, Inc.	8,600	374,960
Thermo Fisher Scientific, Inc.	28,900	3,517,130
Waters Corp.*	6,100	604,632

		5,889,535

Machinery — 0.9%
Amada Co. Ltd. (Japan)	2,600	24,789
Atlas Copco AB (Sweden) (Class A Stock)	4,876	139,130
Caterpillar, Inc.	45,400	4,495,962
CNH Industrial NV (Netherlands)	6,922	54,829
Cummins, Inc.	12,400	1,636,552
Deere & Co.	26,000	2,131,740
Dover Corp.	12,100	971,993
FANUC Corp. (Japan)	1,100	198,938
Flowserve Corp.	9,900	698,148
IHI Corp. (Japan)	17,000	88,100
Illinois Tool Works, Inc.	26,700	2,254,014
Ingersoll-Rand PLC	19,400	1,093,384
Joy Global, Inc.(a)	7,400	403,596
Kone OYJ (Finland) (Class B Stock)	10,502	420,453
MAN SE (Germany)	473	53,229
Mitsubishi Heavy Industries Ltd. (Japan)	22,000	141,632
NSK Ltd. (Japan)	35,000	499,207
PACCAR, Inc.	25,643	1,458,446
Pall Corp.	7,900	661,230
Parker Hannifin Corp.	10,765	1,228,825
Pentair Ltd. (United Kingdom)(a)	13,977	915,354
Snap-on, Inc.	4,300	520,644
Stanley Black & Decker, Inc.	11,297	1,003,061
THK Co. Ltd. (Japan)	1,500	37,378
Vallourec SA (France)	1,451	66,775
Wartsila OYJ Abp (Finland)	2,017	89,877
Xylem, Inc.	13,500	479,115
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	23,100

		21,789,501

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	28	64,588
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	325	769,875
Kuehne + Nagel International AG (Switzerland)	388	48,889
Mitsui OSK Lines Ltd. (Japan)	14,000	44,732
Nippon Yusen K.K. (Japan)	22,000	58,005

		986,089

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)(a)	14,900	260,899
CBS Corp. (Class B Stock)	35,034	1,874,319
Comcast Corp. (Class A Stock)	187,190	10,067,078
Dentsu, Inc. (Japan)	1,500	57,136
DIRECTV*	36,400	3,149,328
Discovery Communications, Inc. (Class A Stock)*	11,200	423,360
Discovery Communications, Inc. (Class C Stock)*(a)	19,800	738,144
Gannett Co., Inc.	16,600	492,522
Hakuhodo DY Holdings, Inc. (Japan)	3,100	31,382
Interpublic Group of Cos., Inc. (The)	30,731	562,992
ITV PLC (United Kingdom)	95,075	319,229
Lagardere SCA (France)	1,567	41,933
News Corp. (Class A Stock)*	35,775	584,921
Omnicom Group, Inc.	18,200	1,253,252
Reed Elsevier NV (United Kingdom)	2,200	49,910
RTL Group SA (Germany)	504	43,156
Scripps Networks Interactive, Inc. (Class A Stock)(a)	8,000	624,720
Time Warner Cable, Inc.	20,214	2,900,507

Time Warner, Inc.	61,866	4,652,942
Twenty-First Century Fox, Inc. (Class A Stock)	136,200	4,670,298
Viacom, Inc. (Class B Stock)	27,534	2,118,466
Walt Disney Co. (The)	114,200	10,167,226
Wolters Kluwer NV (Netherlands)	2,201	58,695

		45,142,415

Metals & Mining — 0.4%
Alcoa, Inc.	85,040	1,368,294
Allegheny Technologies, Inc.	7,700	285,670
Anglo American PLC (United Kingdom)	3,215	71,700
Antofagasta PLC (United Kingdom)	26,301	306,043
BHP Billiton Ltd. (Australia)	23,042	679,128
BHP Billiton PLC (Australia)	39,867	1,102,739
Fortescue Metals Group Ltd. (Australia)	20,363	61,863
Freeport-McMoRan, Inc.	75,188	2,454,888
JFE Holdings, Inc. (Japan)	6,300	125,852
Kobe Steel Ltd. (Japan)	404,000	656,084
Maruichi Steel Tube Ltd. (Japan)	700	17,190
Mitsubishi Materials Corp. (Japan)	15,000	48,534
Newmont Mining Corp.	36,100	832,105
Nippon Steel & Sumitomo Metal Corp. (Japan)	54,000	140,191
Nucor Corp.	23,100	1,253,868
Rio Tinto Ltd. (United Kingdom)	3,127	162,842
Rio Tinto PLC (United Kingdom)	8,804	431,392
Sumitomo Metal Mining Co. Ltd. (Japan)	4,000	56,295
Voestalpine AG (Austria)	7,093	280,097

		10,334,775

Multiline Retail — 0.4%
Dollar General Corp.*	22,000	1,344,420
Dollar Tree, Inc.*	14,900	835,443
Family Dollar Stores, Inc.	7,000	540,680
Kohl’s Corp.	14,800	903,244
Macy’s, Inc.	25,574	1,487,895
Next PLC (United Kingdom)	7,386	790,556
Nordstrom, Inc.	10,300	704,211
Target Corp.	44,900	2,814,332

		9,420,781

Multi-Utilities — 0.6%
Ameren Corp.	17,600	674,608
CenterPoint Energy, Inc.	31,100	761,017
Centrica PLC (United Kingdom)	36,698	182,900
CMS Energy Corp.	19,900	590,234
Consolidated Edison, Inc.	21,200	1,201,192
Dominion Resources, Inc.	42,132	2,910,900
DTE Energy Co.	12,800	973,824
GDF Suez (France)	10,618	266,306
Integrys Energy Group, Inc.	6,120	396,698
National Grid PLC (United Kingdom)	72,609	1,043,741
NiSource, Inc.	22,800	934,344
PG&E Corp.	34,100	1,535,864
Public Service Enterprise Group, Inc.	36,600	1,362,984
SCANA Corp.	10,500	520,905
Sempra Energy	16,719	1,761,848
TECO Energy, Inc.	17,200	298,936
Wisconsin Energy Corp.(a)	16,300	700,900

		16,117,201

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	36,654	3,718,182

Apache Corp.	27,714	2,601,513
BP PLC (United Kingdom)	132,960	972,641
Cabot Oil & Gas Corp.	30,200	987,238
Chesapeake Energy Corp.	37,600	864,424
Chevron Corp.	137,322	16,385,261
Cimarex Energy Co.	6,300	797,139
ConocoPhillips	88,977	6,808,520
CONSOL Energy, Inc.(a)	16,700	632,262
Denbury Resources, Inc.	26,600	399,798
Devon Energy Corp.	27,800	1,895,404
Eni SpA (Italy)	45,369	1,076,441
EOG Resources, Inc.	39,600	3,921,192
EQT Corp.	11,000	1,006,940
Exxon Mobil Corp.	308,099	28,976,711
Hess Corp.	19,000	1,792,080
Kinder Morgan, Inc.	47,598	1,824,907
Marathon Oil Corp.	48,782	1,833,715
Marathon Petroleum Corp.	20,541	1,739,207
Murphy Oil Corp.	12,300	699,993
Newfield Exploration Co.*	10,200	378,114
Noble Energy, Inc.	26,100	1,784,196
Occidental Petroleum Corp.	56,400	5,422,860
ONEOK, Inc.	15,100	989,805
Phillips 66	40,838	3,320,538
Pioneer Natural Resources Co.	10,350	2,038,640
QEP Resources, Inc.	13,000	400,140
Range Resources Corp.	12,200	827,282
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	46,602	1,781,136
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	32,840	1,298,287
Showa Shell Sekiyu K.K. (Japan)	2,500	23,851
Southwestern Energy Co.*	25,600	894,720
Spectra Energy Corp.	48,562	1,906,544
Statoil ASA (Norway)	8,169	222,407
Tesoro Corp.	9,600	585,408
Total SA (France)	15,733	1,018,782
Valero Energy Corp.	38,200	1,767,514
Williams Cos., Inc. (The)	47,700	2,640,195
Woodside Petroleum Ltd. (Australia)	5,323	189,007

		106,422,994

Paper & Forest Products — 0.1%
International Paper Co.	30,873	1,473,877
UPM-Kymmene OYJ (Finland)	3,925	55,795

		1,529,672

Personal Products — 0.1%
Avon Products, Inc.	32,200	405,720
Estee Lauder Cos., Inc. (The) (Class A Stock)	16,300	1,217,936

		1,623,656

Pharmaceuticals — 3.5%
AbbVie, Inc.	115,100	6,648,176
Actavis PLC*	19,189	4,629,922
Allergan, Inc.	21,500	3,831,085
AstraZeneca PLC (United Kingdom)	9,362	670,903
Bayer AG (Germany)	3,490	485,595
Bristol-Myers Squibb Co.	119,870	6,134,947
Eli Lilly & Co.	71,100	4,610,835
GlaxoSmithKline PLC (United Kingdom)	35,260	805,479
Hospira, Inc.*	12,260	637,888
Johnson & Johnson	203,948	21,738,817

Mallinckrodt PLC*(a)	8,200	739,230
Merck & Co., Inc.	208,633	12,367,764
Merck KGaA (Germany)	916	84,195
Mylan, Inc.*(a)	27,100	1,232,779
Novartis AG (Switzerland)	24,132	2,272,471
Novo Nordisk A/S (Denmark) (Class B Stock)	4,633	220,585
Orion OYJ (Finland) (Class B Stock)	1,148	44,825
Otsuka Holdings Co. Ltd. (Japan)	23,400	806,558
Perrigo Co. PLC	9,700	1,456,843
Pfizer, Inc.	458,470	13,556,958
Roche Holding AG (Switzerland)	5,043	1,489,214
Sanofi (France)	8,625	975,240
Shionogi & Co. Ltd. (Japan)	3,900	89,507
Teva Pharmaceutical Industries Ltd. (Israel)	13,487	725,873
Zoetis, Inc.	36,300	1,341,285

		87,596,974

Professional Services — 0.1%
Adecco SA (Switzerland)*	1,230	83,149
Capita PLC (United Kingdom)	6,581	123,889
Dun & Bradstreet Corp. (The)	2,900	340,663
Equifax, Inc.	8,800	657,712
Nielsen NV	22,000	975,260
Robert Half International, Inc.	10,000	490,000

		2,670,673

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	28,700	2,687,181
Apartment Investment & Management Co. (Class A Stock)	10,833	344,706
AvalonBay Communities, Inc.	9,575	1,349,788
Boston Properties, Inc.	11,100	1,284,936
CapitaCommercial Trust (Singapore)	27,000	33,738
CapitaMall Trust (Singapore)	33,000	49,387
Crown Castle International Corp.	24,200	1,948,826
Dexus Property Group (Australia)	175,997	170,882
Equity Residential	26,200	1,613,396
Essex Property Trust, Inc.	4,600	822,250
Federation Centres (Australia)	319,768	721,400
General Growth Properties, Inc.	45,400	1,069,170
GPT Group (The) (Australia)	22,669	76,770
HCP, Inc.	33,200	1,318,372
Health Care REIT, Inc.	23,500	1,465,695
Host Hotels & Resorts, Inc.	54,782	1,168,500
Intu Properties PLC (United Kingdom)	135,796	707,466
Kimco Realty Corp.(a)	29,700	650,727
Land Securities Group PLC (United Kingdom)	1,448	24,312
Link REIT (The) (Hong Kong)	108,500	626,114
Macerich Co. (The)	10,200	651,066
Plum Creek Timber Co., Inc.	12,700	495,427
Prologis, Inc.	36,177	1,363,873
Public Storage	10,500	1,741,320
Simon Property Group, Inc.	22,543	3,706,520
Ventas, Inc.	21,318	1,320,650
Vornado Realty Trust	12,625	1,261,995
Weyerhaeuser Co.	38,198	1,216,988

		29,891,455

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	21,100	627,514
Cheung Kong Holdings Ltd. (Hong Kong)	17,000	279,649
Daiwa House Industry Co. Ltd. (Japan)	4,300	77,249
Deutsche Wohnen AG (Germany)	2,058	43,832

Henderson Land Development Co. Ltd. (Hong Kong)	15,400	99,697
Hysan Development Co. Ltd. (Hong Kong)	153,000	705,939
Sino Land Co. Ltd. (Hong Kong)	36,000	55,493
Wheelock & Co. Ltd. (Hong Kong)	6,000	28,621

		1,917,994

Road & Rail — 0.5%
Asciano Ltd. (Australia)	13,044	68,952
Central Japan Railway Co. (Japan)	1,000	134,889
ComfortDelGro Corp. Ltd. (Singapore)	26,000	48,839
CSX Corp.	72,300	2,317,938
Hankyu Hanshin Holdings, Inc. (Japan)	15,000	87,346
Kansas City Southern	8,000	969,600
Norfolk Southern Corp.	22,400	2,499,840
Ryder System, Inc.	3,900	350,883
Union Pacific Corp.	64,900	7,036,458
West Japan Railway Co. (Japan)	2,200	98,456

		13,613,201

Semiconductors & Semiconductor Equipment — 1.2%
Altera Corp.	22,500	805,050
Analog Devices, Inc.	22,800	1,128,372
Applied Materials, Inc.	88,100	1,903,841
Avago Technologies Ltd. (Singapore)	18,200	1,583,400
Broadcom Corp. (Class A Stock)	38,950	1,574,359
First Solar, Inc.*(a)	5,100	335,631
Infineon Technologies AG (Germany)	8,178	84,176
Intel Corp.	358,000	12,465,560
KLA-Tencor Corp.	12,000	945,360
Lam Research Corp.	11,750	877,725
Linear Technology Corp.	17,300	767,947
Microchip Technology, Inc.(a)	14,500	684,835
Micron Technology, Inc.*	77,400	2,651,724
NVIDIA Corp.	37,150	685,418
Rohm Co. Ltd. (Japan)	2,600	163,709
Texas Instruments, Inc.	77,200	3,681,668
Xilinx, Inc.	19,400	821,590

		31,160,365

Software — 1.9%
Adobe Systems, Inc.*	34,200	2,366,298
Autodesk, Inc.*	16,500	909,150
CA, Inc.	24,164	675,142
Citrix Systems, Inc.*(a)	11,900	848,946
Electronic Arts, Inc.*(a)	22,600	804,786
Intuit, Inc.	20,600	1,805,590
Microsoft Corp.	594,800	27,574,928
Oracle Corp.	235,100	8,999,628
Red Hat, Inc.*	13,700	769,255
salesforce.com, inc.*(a)	41,700	2,399,001
SAP SE (Germany)	367	26,486
Symantec Corp.	49,978	1,174,983

		48,354,193

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	400	20,429
AutoNation, Inc.*	5,674	285,459
AutoZone, Inc.*	2,450	1,248,667
Bed Bath & Beyond, Inc.*(a)	15,000	987,450
Best Buy Co., Inc.	21,025	706,230
CarMax, Inc.*(a)	15,900	738,555

Dixons Carphone PLC (United Kingdom)	32,248	191,198
GameStop Corp. (Class A Stock)(a)	8,800	362,560
Gap, Inc. (The)	19,800	825,462
Hennes & Mauritz AB (Sweden) (Class B Stock)	22,871	945,716
Home Depot, Inc. (The)	97,350	8,930,889
L Brands, Inc.	17,806	1,192,646
Lowe’s Cos., Inc.	71,400	3,778,488
Nitori Holdings Co. Ltd. (Japan)	900	55,760
O’Reilly Automotive, Inc.*	7,500	1,127,700
PetSmart, Inc.	7,600	532,684
Ross Stores, Inc.	15,200	1,148,816
Staples, Inc.	46,749	565,663
Tiffany & Co.	8,200	789,742
TJX Cos., Inc. (The)	50,100	2,964,417
Tractor Supply Co.(a)	10,000	615,100
Urban Outfitters, Inc.*	8,000	293,600

		28,307,231

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	432,640	43,588,480
Brother Industries Ltd. (Japan)	26,900	497,115
Canon, Inc. (Japan)	8,100	263,541
EMC Corp.	146,650	4,290,979
Hewlett-Packard Co.	136,948	4,857,546
NetApp, Inc.	23,200	996,672
Nokia OYJ (Finland)	9,759	82,865
Ricoh Co. Ltd. (Japan)	5,100	54,791
SanDisk Corp.	16,300	1,596,585
Seagate Technology PLC	23,700	1,357,299
Seiko Epson Corp. (Japan)	15,400	742,017
Western Digital Corp.	15,900	1,547,388

		59,875,278

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	19,900	708,639
Fossil Group, Inc.*	3,500	328,650
Michael Kors Holdings Ltd.*	14,900	1,063,711
NIKE, Inc. (Class B Stock)	50,900	4,540,280
Pandora A/S (Denmark)	9,969	778,347
PVH Corp.	6,300	763,245
Ralph Lauren Corp.	4,400	724,812
Swatch Group AG (The) (Switzerland)	660	57,659
Under Armour, Inc. (Class A Stock)*(a)	11,300	780,830
VF Corp.	25,000	1,650,750

		11,396,923

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	34,300	333,396
People’s United Financial, Inc.(a)	22,000	318,340

		651,736

Tobacco — 0.8%
Altria Group, Inc.	143,400	6,587,796
British American Tobacco PLC (United Kingdom)	13,676	770,646
Imperial Tobacco Group PLC (United Kingdom)	10,404	447,951
Japan Tobacco, Inc. (Japan)	17,100	555,672
Lorillard, Inc.	26,041	1,560,116
Philip Morris International, Inc.	113,000	9,424,200
Reynolds American, Inc.	22,300	1,315,700

		20,662,081

Trading Companies & Distributors — 0.2%
Bunzl PLC (United Kingdom)				2,739	71,267
Fastenal Co.(a)				19,800	889,020
ITOCHU Corp. (Japan)				10,800	131,900
Marubeni Corp. (Japan)				11,800	80,746
Mitsubishi Corp. (Japan)				42,800	876,554
Mitsui & Co. Ltd. (Japan)				11,200	176,670
Sojitz Corp. (Japan)				428,600	672,876
Sumitomo Corp. (Japan)				8,100	89,401
Travis Perkins PLC (United Kingdom)				1,790	48,093
United Rentals, Inc.*				7,000	777,700
W.W. Grainger, Inc.				4,500	1,132,425

					4,946,652

Water Utilities
Severn Trent PLC (United Kingdom)				3,217	97,740

Wireless Telecommunication Services
KDDI Corp. (Japan)				4,200	252,656
Millicom International Cellular SA (Luxembourg) SDR				865	69,282
SoftBank Corp. (Japan)				300	20,955
Tele2 AB (Sweden) (Class B Stock)				4,263	51,485
Vodafone Group PLC (United Kingdom)				191,822	632,093

					1,026,471

TOTAL COMMON STOCKS (cost $633,821,316)					1,360,833,831

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $954,943)				15,050	965,006

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)				697	56,532
Volkswagen AG (Germany) (PRFC)				2,197	453,701

					510,233

Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)				20,000	538,400
Media
ProSiebenSat.1 Media AG (Germany)				1,579	62,600

TOTAL PREFERRED STOCKS (cost $1,200,352)					1,111,233

				Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/14/14 (cost $444)				4,370	436

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.0%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.494	%(b)	04/25/19	397	393,149

Collateralized Loan Obligations — 1.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414	%(b)	04/20/25	2,100	2,076,052
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	250	241,192
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424	%(b)	07/13/25	2,400	2,372,575
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766	%(b)	04/28/26	400	400,733
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.778	%(b)	10/15/26	600	599,700
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434	%(b)	07/15/24	1,000	988,805
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383	%(b)	04/17/25	2,200	2,172,505
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.784	%(b)	04/20/26	1,650	1,651,655
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.482	%(b)	07/22/20	299	297,404
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.704	%(b)	03/15/20	1,000	990,738
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(b)	10/15/26	750	750,515
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374	%(b)	04/15/24	1,500	1,480,165
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819	%(b)	05/15/26	250	250,091
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403	%(b)	07/15/26	500	497,108
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(b)	07/25/26	3,000	2,993,789
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.734	%(b)	09/15/23	300	300,279
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708	%(b)	04/15/26	1,750	1,751,605
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.701	%(b)	05/18/23	500	499,978
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.485	%(b)	02/22/20	17	16,936
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.715	%(b)	11/22/23	1,000	1,000,871
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154	%(b)	04/20/21	1,057	1,053,916
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382	%(b)	07/22/25	1,000	986,728
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704	%(b)	07/17/26	500	500,483
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	500,787
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284	%(b)	04/15/25	2,600	2,556,917
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.881	%(b)	08/17/22	500	505,263
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934	%(b)	10/20/23	900	910,691
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354	%(b)	07/15/25	2,200	2,168,331
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726	%(b)	04/20/26	1,300	1,302,374
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	500,863

					32,319,049

Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.954	%(b)	05/15/20	2,700	2,717,307
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,500	1,498,826
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,022	1,021,512
Synchrony Credit Card Master Note Trust, Series 2012-4, Class B	1.004	%(b)	06/15/18	4,500	4,504,819

					9,742,464

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.805	%(b)	03/25/33	342	323,679
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.905	%(b)	03/25/34	2,871	2,742,337
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	4.144%		07/25/35	375	365,313
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.054	%(b)	07/25/34	478	455,011
Fremont Home Loan Trust, Series 2004-2, Class M1	1.010	%(b)	07/25/34	506	453,612
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.950	%(b)	06/25/34	691	665,286
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.355	%(b)	05/25/33	165	154,537
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.205	%(b)	12/25/33	956	921,779
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.055	%(b)	07/25/32	434	414,700
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.430	%(b)	09/25/32	629	619,787
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.920	%(b)	02/25/34	1,033	970,835

					8,086,876

TOTAL ASSET-BACKED SECURITIES (cost $49,905,441)					50,541,538

BANK LOANS(b) — 0.3%
Automotive
Schaeffler AG (Germany)	3.750%		05/15/20	600	594,000

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	1,000	972,500

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	436	428,643
Big Heart Pet Brands, Inc.	3.500%		03/09/20	768	739,905

					1,168,548

Healthcare & Pharmaceutical — 0.1%
Biomet, Inc.	3.737%		07/25/17	750	744,726
Grifols Worldwide Operations USA, Inc.	3.235%		02/26/21	249	244,017
RPI Finance Trust	3.250%		11/09/18	878	875,350

					1,864,093

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	823	814,708

First Data Corp.	3.733%		03/26/18	1,055	1,033,640
Trans Union LLC	4.000%		04/09/21	398	391,699

					2,240,047

TOTAL BANK LOANS (cost $6,904,692)					6,839,188

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	3,458,949
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561	%(b)	04/10/49	3,024	3,254,787
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.710	%(b)	12/10/49	800	877,592
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	869,358
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,114,079
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	923	981,482
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	2,600	2,597,790
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	950,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,371,266
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,100	1,160,448
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,047,874
Commercial Mortgage Pass-Through Certificates, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,118,606
Commercial Mortgage Pass-through Certificates, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,072,347
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,730,984
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(b)	04/10/37	1,400	1,433,748
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(b)	04/10/37	3,500	3,628,391
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,135	1,150,618
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609	%(b)	02/15/39	2,810	2,932,325
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.642	%(b)	02/15/39	530	557,761
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	900	910,920
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	1,925	2,004,730
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,545,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	976,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.603	%(b)	05/25/22	21,074	1,870,274
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.641	%(b)	06/25/22	5,830	534,102
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,300	5,480,804
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	1,800	1,884,211

FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.848%	(b)	08/25/16	5,721	131,572
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.910%	(b)	05/25/19	16,752	1,167,582
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830%	(b)	07/25/19	17,340	1,179,244
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	140	139,978
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,020,049
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	228	228,744
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,170	1,206,945
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	683	702,333
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(b)	06/15/49	29	29,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,722	1,784,217
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,430,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,119,955
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,751,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,050,414
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	417	422,792
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,390	1,450,831
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.673%	(b)	05/12/39	780	827,724
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.517%	(b)	02/12/39	440	462,818
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.872%	(b)	06/12/46	2,182	2,317,277
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,767	1,770,468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,164,686
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.656%	(b)	10/15/42	2,175	2,268,613
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	1,948	1,972,623
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%	(b)	06/11/42	266	266,411
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,361,653
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,125,773
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,470,360
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.896%	(b)	05/15/43	3,124	3,280,469
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	4,218	4,590,982

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,429,697)					97,210,945

CORPORATE BONDS — 8.2%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	103	108,691
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(d)	6.703%		06/15/21	126	135,579
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	580	680,636
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A(a)	4.750%		01/12/21	610	654,104
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	394	402,367
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	315	366,417
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	504	541,742
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	823	898,936

					3,788,472

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,976,592
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,246,050
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	390,522
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	249,084

					3,862,248

Banking — 2.6%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	530	522,082
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,264,073
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,478,006
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,482,743
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	351,116
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	745	752,764
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	2,740	2,792,350
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.500%		04/01/15	185	188,600
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	116,791
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	920,902
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	969,589
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,265	1,280,929
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	550	576,986
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	305,415
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,320,439
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.750%		04/24/24	2,170	2,189,367
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,730	1,756,725
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	1,125	1,206,209
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	36	47,515
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,259,559
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	1,195	1,493,711
Citigroup, Inc., Sub. Notes(a)	6.125%		08/25/36	725	831,260
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,049,883
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	608,662
Discover Bank, Sub. Notes	7.000%		04/15/20	485	573,785
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	904,483
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.250%		07/27/21	2,305	2,555,328
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,421,469
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	266,469
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	830,798
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,313,166
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,368,059
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,035,277

Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	150	179,665
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,145	1,171,324
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(b)	12/31/49	1,175	1,161,781
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,165,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.250%		10/15/20	1,660	1,771,089
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	185	205,006
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,039,221
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	635,200
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	640	799,064
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,661,866
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	1,535	1,728,878
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,110	2,375,174
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.625%		04/01/18	100	114,522
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346%	(b)	07/29/49	800	857,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	750	776,369
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,198,443
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	493,004
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	390	463,964
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	2,240	2,235,607
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	780	794,188
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	925	934,816
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	887,767
Westpac Banking Corp. (Australia), Covered Bonds, 144A	2.000%		05/21/19	4,740	4,714,584

					65,398,042

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	513,813
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%		02/06/12	1,850	374,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	144,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	686,715

					1,719,528

Building Materials & Construction
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	371,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(d)	5.250%		06/27/29	530	512,775

					884,025

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	1,000,125
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,970,721
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%		03/01/16	605	626,113
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%		03/15/15	165	167,314
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	520	525,794
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,240	1,374,416
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	841,500

					6,505,983

Capital Goods — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,081,600
Case New Holland Industrial, Inc., Gtd. Notes	7.875%		12/01/17	1,100	1,222,375
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%		10/15/17	1,198	1,362,852
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%		10/15/37	390	515,104

General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	180	178,839
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	260	269,554
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(c)(d)	3.125%		05/11/15	420	425,935
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,149,883

					6,206,142

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	465,688
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	35	55,590
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	800	883,117
Monsanto Co., Sr. Unsec’d. Notes(a)	4.200%		07/15/34	150	151,094
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	180	178,386
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	265	292,919
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	860	959,829
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	638,722

					3,625,345

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,600	1,814,949

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	170	186,292
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	530	686,759
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%		09/15/37	315	407,299
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%		03/15/33	300	414,494
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%		12/01/39	145	171,143
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%		11/01/43	45	48,096
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	530	676,209
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	845	1,009,320
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes(a)	8.625%		08/01/15	1,160	1,227,737
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	195	200,693
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,375	1,600,398
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	265	268,308
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	380	477,699
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	140	165,061
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	545	604,154
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	605	658,483
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%		01/15/15	465	472,628
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	135	161,043
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN(a)	5.800%		05/01/37	515	645,378
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	527,082
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	289,519

					10,897,795

Energy - Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	650	709,561

Energy - Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.450%		09/15/36	305	371,678
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	268,490
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(f)	10/10/36	1,000	377,822
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	956,522
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	355,250

Phillips 66, Gtd. Notes	2.950%		05/01/17	415	431,187
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,675,316
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	755	754,913
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	685	747,080

					5,938,258

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,160	1,731,240
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,068,019
Delhaize Group SA (Belgium), Gtd. Notes(a)	6.500%		06/15/17	460	515,023
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	785	849,363

					4,163,645

Healthcare & Pharmaceutical — 0.5%
Actavis Funding SCS, Gtd. Notes, 144A(a)	4.850%		06/15/44	445	418,074
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	440	502,877
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,440,713
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	480	622,565
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	900	924,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	164,018
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%		03/15/24	900	885,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	150	151,714
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	560	591,858
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	205	255,150
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	355	359,145
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,010	1,050,274
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	4,385	4,378,712
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	90	90,494

					11,835,719

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	621,579
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	654,691
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	771,300
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	128,888
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	400	525,026
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	537,623
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	321,487
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	255,794

					3,816,388

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	536,086
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	127,963
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	670	661,920
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	910	1,082,642
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	900	1,099,309
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	990	1,128,796
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(b)	03/29/67	1,260	1,381,275
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	708,244
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	262,071
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,174,308
Lincoln National Corp., Jr. Sub. Notes	6.050%	(b)	04/20/67	250	255,625
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	476	597,699
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	878,513
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	643,297
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	168,950

MetLife, Inc., Sr. Unsec’d. Notes(a)	5.700%		06/15/35	960	1,149,698
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	108,878
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	270	296,234
New York Life Insurance Co., Sub. Notes, 144A(a)	6.750%		11/15/39	650	856,331
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	433,441
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	735,212
Pacific Life Insurance Co., Sub. Notes, 144A(a)	9.250%		06/15/39	695	1,076,647
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	107,849
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	783,372
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,842,275
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	358,444
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	705	725,116
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	647,371

					19,827,566

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,017,075
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	501,748
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	797,881
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,700	3,129,994
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	406,236
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	4.250%		03/01/22	890	901,100

					6,754,034

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	297,392
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	44,971
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,621,787
CBS Corp., Gtd. Notes (original cost $120,159; purchased 07/16/12)(c)(d)	4.850%		07/01/42	115	113,110
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	843,197
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	813,750
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	205,489
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	583,733
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	75	101,233
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 07/25/13)(c)(d)	4.500%		02/27/42	50	47,113
Viacom, Inc., Sr. Unsec’d. Notes (original cost $141,597; purchased 02/11/14)(c)(d)	4.875%		06/15/43	150	149,664
Viacom, Inc., Sr. Unsec’d. Notes (original cost $322,897; purchased 08/12/13)(c)(d)	5.850%		09/01/43	325	361,130

					5,182,569

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	767,918
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	905	915,115
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.850%		11/10/14	995	997,209
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	15	14,787
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	370	441,140

					3,136,169

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	600	582,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	580	699,576
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	3,010	3,510,491
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.875%	01/10/39	1,085	1,460,286
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	230	240,350
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	331,875

				6,824,578

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,000	945,000

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	310,746
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,444,634
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	549,165
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	675	723,546

				3,028,091

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	647,690
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	530	592,782
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	563,074
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	154,832

				1,958,378

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,216,943
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	917,576
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	855,509
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	140,485

				3,130,513

Real Estate Investment Trusts — 0.2%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	813,524
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	80,356
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	243,056
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	193,995
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,355,990

				4,686,921

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	170	190,468
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	565	571,195
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,300	1,355,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	432,113
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	312,512
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	265,254

				3,126,792

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	370	379,525
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	705,070
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	455	464,100

				1,548,695

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	400	465,768

AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	26,561
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	400	394,104
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,201,429
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	549,596
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	353,953
Embarq Corp., Sr. Unsec’d. Notes (original cost $559,961; purchased 05/12/06)(c)(d)	7.995%	06/01/36	560	605,304
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	880	880,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	950	999,281
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38	55	66,625
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	701	853,971
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	2,225	2,779,897
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.862%	08/21/46	728	730,061
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	5.012%	08/21/54	2,349	2,360,151

				12,266,701

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,585	1,617,404
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	354	456,023
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	69,445
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	274	461,677
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,673,199
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	290	354,760

				4,632,508

TOTAL CORPORATE BONDS (cost $191,815,947)				208,214,615

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,750,227
State of California, GO, BABs	7.300%	10/01/39	1,250	1,743,975
State of California, GO, BABs	7.500%	04/01/34	350	498,613
State of California, GO, BABs	7.550%	04/01/39	245	357,622
State of California, GO, BABs	7.625%	03/01/40	205	297,933

				4,648,370

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	625	797,269

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,221,589
State of Illinois, GO, Taxable Series	4.421%	01/01/15	630	636,016

				1,857,605

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,432,740

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,333,486

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	470,896
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	301,939

				772,835

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	520,179

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	591,436

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,212,681

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	305	351,366

TOTAL MUNICIPAL BONDS (cost $10,699,460)				13,517,967

NON-CORPORATE FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,288,817
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	514,990
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	365	409,318
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	695	794,949
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.250%	06/24/21	3,295	3,274,993
KFW (Germany), Gov’t. Gtd. Notes, MTN	2.750%	10/01/20	2,645	2,733,232
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,594,703
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,400	1,399,930
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	795	761,610
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	425	445,825
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,240	2,465,120
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	513	595,337
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	437,150
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	760	769,500
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,235	1,230,986
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	501,040

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,227,565)				20,217,500

NON-CORPORATE SOVEREIGNS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	970	960,300
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,120	1,132,880
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	442	450,840
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	03/13/20	870	953,737

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18	845	951,681
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	3.625%		03/15/22	600	609,900
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	846	839,655
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	394,013
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20	475	522,500
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975	1,888,754
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A(a)	4.875%		01/22/24	140	148,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(a)	4.125%		02/18/19	200	208,250
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	610	691,630

TOTAL NON-CORPORATE SOVEREIGNS (cost $9,561,378)					9,752,540

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	386	394,860
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,666	1,417,251
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.705%	(b)	02/25/35	377	371,678
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.624%	(b)	03/25/35	424	387,627
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.557%	(b)	02/25/37	842	824,637
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.490%	(b)	07/25/35	469	475,883
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	95	96,859
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.473%	(b)	02/25/34	485	491,760
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	263	264,632

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,991,453)					4,725,187

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Banks	0.375%		08/28/15	375	375,744
Federal Home Loan Banks(g)	5.500%		07/15/36	950	1,231,375
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	455	446,122
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,180	1,176,423
Federal Home Loan Mortgage Corp.	2.125%	(b)	06/01/36	302	321,136
Federal Home Loan Mortgage Corp.	2.348%	(b)	12/01/35	353	376,878
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	4,140	4,116,063
Federal Home Loan Mortgage Corp.	2.500%		TBA	4,500	4,514,590
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,000	1,974,532
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 01/01/43	4,326	4,402,930
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,049,078
Federal Home Loan Mortgage Corp.	3.500%		TBA	5,000	5,103,320
Federal Home Loan Mortgage Corp.	4.000%		TBA	4,500	4,737,654
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	4,634	4,912,552
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	12,936	13,952,993
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 05/01/39	4,196	4,568,690

Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	3,767	4,200,044
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,447	1,649,860
Federal Home Loan Mortgage Corp.	6.500%		12/01/14 - 09/01/16	3	2,999
Federal Home Loan Mortgage Corp.	7.000%		05/01/31 - 10/01/31	338	383,926
Federal National Mortgage Assoc.(a)	1.750%		09/12/19	5,255	5,208,614
Federal National Mortgage Assoc.	1.784	%(b)	07/01/33	437	460,074
Federal National Mortgage Assoc.	1.809	%(b)	06/01/37	74	74,811
Federal National Mortgage Assoc.	1.875%		02/19/19	175	175,506
Federal National Mortgage Assoc.	1.917	%(b)	07/01/37	585	621,708
Federal National Mortgage Assoc.	2.500%		01/01/28	1,800	1,820,628
Federal National Mortgage Assoc.	3.000%		TBA	18,500	18,236,952
Federal National Mortgage Assoc.	3.000%		TBA	13,500	13,905,000
Federal National Mortgage Assoc.	3.500%		TBA	9,000	9,172,266
Federal National Mortgage Assoc.	3.500%		TBA	4,500	4,599,492
Federal National Mortgage Assoc.	3.500%		06/01/39 - 03/01/43	16,470	16,873,732
Federal National Mortgage Assoc.	4.000%		TBA	6,500	6,829,469
Federal National Mortgage Assoc.	4.000%		TBA	13,000	13,699,562
Federal National Mortgage Assoc.	4.500%		TBA	2,000	2,157,812
Federal National Mortgage Assoc.	4.500%		11/01/18 - 03/01/41	9,218	10,000,114
Federal National Mortgage Assoc.	5.000%		TBA	3,500	3,861,703
Federal National Mortgage Assoc.	5.000%		10/01/18 - 05/01/36	2,991	3,291,418
Federal National Mortgage Assoc.	5.500%		03/01/16 - 04/01/37	5,455	6,087,266
Federal National Mortgage Assoc.	6.000%		09/01/17 - 06/01/38	6,274	7,138,651
Federal National Mortgage Assoc.	6.500%		07/01/17 - 01/01/37	2,388	2,720,855
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	256	297,718
Federal National Mortgage Assoc.	7.500%		05/01/32	59	68,212
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,013,594
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,012,656
Government National Mortgage Assoc.	3.500%		TBA	8,000	8,246,250
Government National Mortgage Assoc.	3.500%		TBA	500	516,641
Government National Mortgage Assoc.	4.000%		TBA	14,000	14,836,717
Government National Mortgage Assoc.	4.000%		06/15/40 - 05/20/41	521	553,653
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,084,531
Government National Mortgage Assoc.	4.500%		01/20/41 - 03/20/41	5,680	6,193,445
Government National Mortgage Assoc.	5.500%		08/15/33 - 04/15/36	2,676	2,998,678
Government National Mortgage Assoc.	6.000%		11/15/23 - 07/15/34	963	1,108,992
Government National Mortgage Assoc.	6.500%		10/15/23 - 09/15/36	1,830	2,096,414
Government National Mortgage Assoc.	8.000%		01/15/24 - 07/15/24	39	43,106
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes(a)	2.503%		10/30/20	566	570,169
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%		04/01/36	85	110,835

Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	2,275	2,267,037

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $226,388,909)					231,451,190

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds(a)	3.125%		08/15/44	105	103,326
U.S. Treasury Bonds	3.375%		05/15/44	5,550	5,730,375
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	6,924	6,941,111
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	9,503	10,107,826
U.S. Treasury Notes	0.875%		07/31/19	4,980	4,771,074
U.S. Treasury Notes	1.000%		09/30/19	9,320	8,961,758
U.S. Treasury Notes	1.250%		11/30/18	6,845	6,750,881
U.S. Treasury Notes(h)	1.500%		12/31/18	2,320	2,308,400
U.S. Treasury Notes	1.500%		01/31/19 - 05/31/19	39,675	39,385,788
U.S. Treasury Notes	1.625%		04/30/19	7,270	7,242,737
U.S. Treasury Notes	1.750%		09/30/19 - 05/15/23	17,235	17,010,707
U.S. Treasury Notes	2.875%		03/31/18	8,335	8,771,937
U.S. Treasury Notes	3.125%		05/15/21	280	296,713
U.S. Treasury Strips Principal(a)	5.843	%(f)	05/15/44	5,180	1,927,380

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,651,114)					120,310,013

TOTAL LONG-TERM INVESTMENTS (cost $1,373,552,711)					2,125,691,189

				Shares
SHORT-TERM INVESTMENTS — 24.0%
AFFILIATED MUTUAL FUNDS — 23.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $99,515,621)(j)				10,388,130	97,232,894
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $506,324,533; includes $90,777,283 of cash collateral for securities on loan)(j)(k)				506,324,533	506,324,533

TOTAL AFFILIATED MUTUAL FUNDS (cost $605,840,154)					603,557,427

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(g) (cost $3,899,176)	0.045	%(i)	03/19/15	3,900	3,899,403

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75				54,200	160,906
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Barclays Capital Group	31,570	52
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Citigroup Global Markerts	31,570	52
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Barclays Capital Group	31,570	128,812

Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	31,570	128,812

			418,634

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		16,200	20,250

TOTAL OPTIONS PURCHASED (cost $646,099)			438,884

TOTAL SHORT-TERM INVESTMENTS (cost $610,385,429)			607,895,714

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.1% (cost $1,983,938,140)			2,733,586,903

OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		54,200	(38,109)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclys Capital Group	63,140	(35,304)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	63,140	(35,304)

			(108,717)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		16,200	(7,594)

TOTAL OPTIONS WRITTEN (premiums received $225,427)			(116,311)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.1% (cost $1,983,712,713)			2,733,470,592
Liabilities in excess of other assets(l) — (8.1)%			(204,895,901)

NET ASSETS — 100.0%			$2,528,574,691

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,591,393; cash collateral of $90,777,283 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,361,577. The aggregate value of $4,757,686 is approximately 0.2% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
386	2 Year U.S. Treasury Notes	Dec. 2014	$84,521,939	$84,473,688	$(48,251)
122	10 Year U.S. Treasury Notes	Dec. 2014	15,164,595	15,206,156	41,561
13	MSCI EAFE Mini Futures	Dec. 2014	1,230,740	1,195,805	(34,935)
316	S&P 500 E-Mini Futures	Dec. 2014	31,229,301	31,054,900	(174,401)
86	S&P 500 Index Futures	Dec. 2014	42,507,225	42,258,250	(248,975)
76	U.S. Ultra Bonds	Dec. 2014	11,490,952	11,590,000	99,048

					(365,953)

	Short Positions:
161	5 Year U.S. Treasury Notes	Dec. 2014	19,061,084	19,039,508	21,576
91	U.S. Long Bonds	Dec. 2014	12,624,121	12,549,469	74,652

					96,228

					$(269,725)

(1)	A U.S. Treasury obligation with a market value of $3,899,403 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency obligation with a market value of $337,008 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(2)	$44,245	$—	$44,245	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,945	06/30/16	0.618%	3 Month LIBOR(2)	$154	$2,745	$2,591
3,220	06/30/16	0.655%	3 Month LIBOR(2)	158	2,465	2,307
11,110	06/30/16	0.655%	3 Month LIBOR(2)	(849)	8,531	9,380
28,410	08/29/16	0.710%	3 Month LIBOR(2)	159	40,549	40,390
9,745	02/28/19	1.886%	3 Month LIBOR(2)	194	6,777	6,583
22,550	08/29/19	1.804%	3 Month LIBOR(1)	189	(132,032)	(132,221)
6,130	08/29/24	2.560%	3 Month LIBOR(2)	137	46,454	46,317

				$142	$(24,511)	$(24,653)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2014(4)	Unrealized Appreciation (Depreciation)
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	41,000	$(626,652)	$(658,646)	$(31,994)
CDX.NA.IG.22.V1	06/20/19	5.000%	6,930	(492,332)	(414,993)	77,339

				$(1,118,984)	$(1,073,639)	$45,345

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,188	$72,551	$49,486	$23,065	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,088	188,632	132,523	56,109	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	4,275	261,183	187,328	73,855	Deutsche Bank AG

				$522,366	$369,337	$153,029

A U.S. Treasury obligation with a market value of $1,074,600 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$198,374
Equity contracts	(457,875)
Interest rate contracts	530,751

Total	$271,250

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,269,575,732	$91,258,099	$—
Exchange Traded Fund	965,006	—	—
Preferred Stocks	538,400	572,833	—
Rights	436	—	—

Asset-Backed Securities
Collateralized Debt Obligations	—	393,149	—
Collateralized Loan Obligations	—	31,719,349	599,700
Non-Residential Mortgage-Backed Securities	—	9,742,464	—
Residential Mortgage-Backed Securities	—	8,086,876	—
Bank Loans	—	6,839,188	—
Commercial Mortgage-Backed Securities	—	97,210,945	—
Corporate Bonds	—	204,426,143	3,788,472
Municipal Bonds	—	13,517,967	—
Non-Corporate Foreign Agencies	—	20,217,500	—
Non-Corporate Sovereigns	—	9,752,540	—
Residential Mortgage-Backed Securities	—	4,725,187	—
U.S. Government Agency Obligations	—	231,451,190	—
U.S. Treasury Obligations	—	124,209,416	—
Affiliated Mutual Funds	603,557,427	—	—
Options Purchased	181,156	257,728	—
Options Written	(45,703)	(70,608)	—
Other Financial Instruments*
Futures Contracts	(269,725)	—	—
Interest Rate Swap Agreements	—	19,592	—
Credit Default Swap Agreements	—	198,374	—

Total	$1,874,502,729	$854,527,932	$4,388,172

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.9%
ASSET-BACKED SECURITIES — 10.6%
Collateralized Loan Obligations — 4.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.684%	(a)	07/15/26	500	$499,726
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414%	(a)	04/20/25	3,300	3,262,368
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	482,383
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.632%	(a)	10/22/25	1,300	1,295,603
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434%	(a)	07/15/24	900	889,925
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.503%	(a)	06/20/17	955	953,428
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.714%	(a)	01/15/26	700	699,968
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383%	(a)	04/17/25	2,600	2,567,506
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.694%	(a)	07/27/26	250	249,960
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685%	(a)	07/15/26	1,500	1,492,335
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.704%	(a)	01/20/26	2,500	2,501,042
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.633%	(a)	01/17/26	1,250	1,245,530
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.482%	(a)	07/22/20	748	743,510
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.704%	(a)	03/15/20	1,500	1,486,106
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374%	(a)	04/15/24	4,200	4,144,461
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803%	(a)	07/15/26	250	250,279
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403%	(a)	07/15/26	2,000	1,988,434
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(a)	07/25/26	1,250	1,247,412
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.715%	(a)	11/22/23	2,800	2,802,439
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	2.033%	(a)	10/24/25	2,200	2,129,669
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154%	(a)	04/20/21	2,935	2,927,544
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	678,656
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284%	(a)	04/15/25	7,300	7,179,037
Sound Point CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	1.593%	(a)	10/20/26	750	746,245
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.684%	(a)	01/18/26	3,300	3,295,448
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354%	(a)	07/15/25	300	295,681

					46,054,695

Non-Residential Mortgage-Backed Securities — 0.4%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.154%	(a)	05/15/34	160	125,906

Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	2,436	2,522,220
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,399	1,397,859

					4,045,985

Residential Mortgage-Backed Securities —5.9%
ABFC Trust, Series 2004-OPT1, Class M1	1.205%	(a)	08/25/33	1,423	1,346,833
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.055%	(a)	09/25/33	1,421	1,333,944
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	477	488,380
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.115%	(a)	09/25/34	950	946,712
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.080%	(a)	10/25/31	446	353,869
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.980%	(a)	05/25/34	1,795	1,746,482
Argent Securities, Inc., Series 2003-W2, Class M4	5.780%	(a)	09/25/33	2,400	2,252,460
Argent Securities, Inc., Series 2004-W10, Class A2	0.935%	(a)	10/25/34	1,802	1,751,827
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.399%	(a)	06/15/33	1,223	1,162,433
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.204%	(a)	01/15/34	220	211,617
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.055%	(a)	08/25/34	1,907	1,842,423
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.055%	(a)	03/25/34	4,164	3,919,279
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.880%	(a)	04/25/34	1,935	1,746,593
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.530%	(a)	03/25/33	189	19,784
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	1,094	1,122,483
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.405%	(a)	08/25/32	74	64,264
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.054%		07/25/34	605	575,616
FBR Securitization Trust, Series 2005-2, Class M1	0.875%	(a)	09/25/35	3,600	3,493,393
Fremont Home Loan Trust, Series 2003-B, Class M1	1.205%	(a)	12/25/33	213	202,498
GSAMP Trust, Series 2004-FM1, Class M1	1.130%	(a)	11/25/33	2,002	1,942,883
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.434%	(a)	01/20/36	451	447,997
HSBC Home Equity Loan Trust, Series 2006-2, Class A1	0.304%	(a)	03/20/36	121	120,016
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.334%	(a)	03/20/36	147	145,740
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.905%	(a)	02/25/34	4,250	4,019,378
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	95	96,859
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.935%	(a)	02/25/34	2,196	2,174,915
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.355%	(a)	08/25/35	708	676,246
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.675%	(a)	06/25/35	1,863	1,764,832
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.355%	(a)	05/25/33	1,228	1,151,299
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.175%	(a)	10/25/33	974	911,020
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.205%	(a)	12/27/33	777	748,945
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.025%	(a)	11/25/34	3,688	3,309,306

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.085%	(a)	06/25/34		2,163	2,025,843
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.070%	(a)	07/25/34		1,731	1,654,430
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.280%	(a)	10/25/33		3,015	2,921,684
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.920%	(a)	02/25/35		3,048	2,817,417
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.355%	(a)	12/25/34		315	311,460
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34		1,000	1,039,892
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.280%	(a)	12/25/32		199	185,164
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.935%	(a)	02/25/34		3,360	3,114,613
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.920%	(a)	02/25/35		76	71,990
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.473%	(a)	02/25/34		1,359	1,376,929
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.860%	(a)	03/25/34		2,297	2,119,548
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.355%	(a)	08/25/34		1,400	1,280,504
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.155%	(a)	07/25/32		866	806,020
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		403	405,970

						62,221,790

TOTAL ASSET-BACKED SECURITIES (cost $104,194,995)						112,322,470

BANK LOANS(a) — 3.9%
Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		1,345	1,334,056

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%		02/01/20		715	699,434
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	900	1,138,172

						1,837,606

Financials — 0.2%
Scandlines GmbH (Germany)	4.513%		11/04/20	EUR	2,000	2,540,497

Foods — 0.2%
Pinnacle Foods Finance LLC	3.250%		04/29/20		697	682,081
US Foods, Inc.	4.500%		03/29/19		997	992,800

						1,674,881

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21		2,400	2,373,000

Healthcare & Pharmaceutical — 1.4%
Alere, Inc.	3.154%		06/30/16		448	443,266

Biomet, Inc., Term Loan	3.737%		07/25/17		2,800	2,780,313
Capsugel Holdings US, Inc.	3.500%		08/01/18		955	935,383
Davita Healthcare Partners, Inc.	3.500%		06/24/21		1,496	1,477,780
Grifols SA	3.233%		02/26/21		1,496	1,467,403
Mallinckrodt International Finance	3.500%		03/19/21		1,525	1,500,219
Nima ACQ LLC	3.250%		03/01/21		1,692	1,671,943
Ortho Clinical Diagnostics	4.750%		06/30/21		499	492,516
Quintiles Transnational Corp.	3.750%		06/08/18		1,469	1,446,535
RPI Finance Trust (Luxembourg)	3.250%		05/09/18		2,322	2,316,922

						14,532,280

Leisure
Activision Blizzard, Inc.	3.250%		10/12/20		500	498,542

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%		01/31/21		1,000	984,375

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.982%		07/09/17	GBP	2,000	3,238,227

Technology — 0.9%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21		399	395,010
BMC Software Finance, Inc.	5.000%		09/10/20		499	489,971
First Data Corp.	3.733%		03/26/18		2,411	2,361,666
First Data Corp.	4.235%		03/24/21		183	180,094
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,724	1,695,117
Interactive Data Corp.	4.750%		05/02/21		1,197	1,188,522
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/30/19	GBP	900	1,464,091
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		199	195,849
Vantiv LLC	2.235%		06/13/19		1,481	1,459,031

						9,429,351

Telecommunications — 0.1%
SBA SNR Fin Li LLC	3.250%		03/24/21		1,147	1,122,270

Transportation Services — 0.2%
RAC PLC	5.261%		10/29/19	GBP	1,500	2,426,391

TOTAL BANK LOANS (cost $42,122,509)						41,991,476

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.4%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%		07/10/44		1,562	1,663,706
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		1,441	1,444,052
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		334	334,786
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	842,207
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(a)	04/10/49		1,371	1,475,503
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		134	134,106
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(a)	12/10/49		1,590	1,744,214
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		2,800	2,704,668
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,236,867
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB	5.510%	(a)	01/15/46		492	494,952
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		317	319,085
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class A2	5.381%		03/10/39		1,422	1,441,150

Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,900,274
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	3,900	3,819,956
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%		08/10/42	1,700	1,709,680
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	3,200	3,186,778
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.642%	(a)	02/15/39	970	1,020,809
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.814%	(a)	06/25/20	9,510	680,071
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.603%	(a)	05/25/22	28,915	2,566,190
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.641%	(a)	06/25/22	16,501	1,511,782
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.026%	(a)	10/25/22	11,231	647,548
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.941%	(a)	10/25/23	13,197	760,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.848%	(a)	08/25/16	11,174	256,977
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.910%	(a)	05/25/19	23,157	1,614,011
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830%	(a)	07/25/19	27,744	1,886,790
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	265	264,528
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,456,751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	5.000%	(a)	10/15/42	1,820	1,877,470
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(a)	06/15/49	154	155,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.125%	(a)	02/15/51	927	928,863
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,907,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,484,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,392,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,210,973
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(a)	11/15/40	2,100	2,191,902
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	880	903,631
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.028%	(a)	06/12/50	321	321,320
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	479	478,859
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,649,972
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,219,709
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.103%	(a)	07/15/46	4,800	5,054,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	3,600	3,770,143
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,120,848
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3	5.981%	(a)	08/12/41	1,136	1,135,562
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49	3,175	3,262,907
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,237,001
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,493,298
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,724,912

Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(a)	07/15/42	3,145	3,248,788
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(b)	5.509%		04/15/47	5,150	5,505,366
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.933%	(a)	06/15/49	2,711	2,934,135
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,343,516

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $113,626,523)					110,672,333

CORPORATE BONDS — 47.2%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,804,662

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(d)	6.703%		06/15/21	2	2,558
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	415,053
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,559	1,730,585
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A(b)	4.750%		01/12/21	465	498,365
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	1,167	1,359,405
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	584	627,484
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	614	670,259
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	853	921,247

					6,224,956

Automotive — 1.2%
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	750	750,627
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,658,850
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	2,225	2,245,508
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	392,764
General Motors Co., Sr. Unsec’d. Notes(b)	4.875%		10/02/23	1,350	1,427,625
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,885	2,205,450
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	660	666,993

					12,347,817

Banking — 12.2%
Bank of America Corp., Jr. Sub Notes, Series K	8.000%	(a)	12/29/49	3,500	3,773,455
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,169,497
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,150	1,161,984
Bank of America Corp., Sr. Unsec’d. Notes, MTN(b)	4.125%		01/22/24	3,750	3,821,647
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,033,690
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	5,117,134
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,398,810
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	855,897
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	3,375	3,353,937
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	3,700	3,677,115
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,421,420
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,678,807
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	764,863
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,312,615
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	6,105,156
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,718,705

Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN(b)	3.625%		09/09/24	1,050	1,035,938
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(b)	3.700%		05/30/24	1,650	1,635,678
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,176,406
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,372,037
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,234,374
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	425,597
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	5.750%		01/24/22	4,200	4,776,135
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,527,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	3,195	3,588,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,658,634
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20	2,420	2,780,169
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	525,266
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	260	311,419
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	08/29/49	2,380	2,409,750
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%		09/25/15	770	779,844
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,625	1,662,359
JPMorgan Chase & Co., Jr. Sub. Notes(b)	6.100%	(a)	12/31/49	1,450	1,433,687
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	(a)	04/29/49	6,130	6,635,725
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	2,245	2,323,474
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	492,126
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	4.250%		10/15/20	600	640,153
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	4.400%		07/22/20	5,100	5,494,975
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	675	747,997
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	1,155	1,286,500
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	2,650	3,053,070
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,123,470
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	(a)	12/31/49	975	967,687
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,382,765
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	3,830	4,313,748
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	2,966,154
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,181,500
Morgan Stanley, Sub. Notes, GMTN(b)	4.350%		09/08/26	750	737,113
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,025	3,131,353
People’s United Bank, Sub. Notes	4.000%		07/15/24	550	546,098
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,675	1,679,826
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	975	970,524
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	625	634,268
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	950	967,280
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	525	553,017
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18	3,025	3,292,092
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	631,633
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23	2,250	2,222,595

					129,673,796

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	650	718,233
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18	2,740	565,125
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	950	959,381

					2,242,739

Building Materials & Construction — 1.2%
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $1,800,725; purchased 05/09/13)(c)(d)	7.500%		03/15/20	1,615	1,687,675

Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes	9.875%	04/30/19		1,233	1,368,630
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		1,360	1,509,600
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	900	1,133,909
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		594	589,307
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29		1,275	1,233,563
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		4,695	4,788,900

					12,311,584

Cable — 1.8%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	236,583
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%	01/15/19		2,000	2,077,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%	06/01/20		1,100	1,163,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		1,000	1,056,250
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	6.750%	11/15/21		2,225	2,370,070
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19		1,610	1,839,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,923,587
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		275	278,857
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	800	1,063,494
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	290,719
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,032,632
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	3,046,334
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,050	1,754,999

					19,133,700

Capital Goods — 1.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,375	1,457,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(c)(d)	6.700%	06/01/34		920	1,162,041
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(c)(d)	7.000%	10/15/37		770	1,017,001
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	496,777
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	767,191
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		1,500	1,546,875
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	502,095
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(c)(d)	2.500%	03/15/16		2,025	2,066,172
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(c)(d)	3.125%	05/11/15		675	684,538
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	627,256
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,074,579
United Rentals North America, Inc., Gtd. Notes(b)	7.625%	04/15/22		2,700	2,936,250
United Technologies Corp., Sr. Unsec’d. Notes(e)	4.500%	06/01/42		1,675	1,752,682
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,126,198

					18,217,155

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(b)	4.900%	06/01/43		1,300	1,319,200
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		450	534,374

Ashland, Inc., Gtd. Notes	4.750%	08/15/22	875	853,125
CF Industries, Inc., Gtd. Notes(b)	4.950%	06/01/43	675	672,479
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	700	732,543
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	380	440,100
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	300	361,914
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	1,252	1,988,535
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	3,550	4,139,240
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%	09/19/22	850	867,000
Monsanto Co., Sr. Unsec’d. Notes(b)	4.200%	07/15/34	225	226,641
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	275	272,534
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	465	513,990
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	155	172,992
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%	04/01/23	3,058	3,894,770

				16,989,437

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	2,000	2,260,000

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	4,000	4,490,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	550	555,486
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%	01/15/23	800	774,000
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%	01/15/25	850	825,563
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,500	2,662,500
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	3,775	3,802,931
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	2,325	2,777,124
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	6.000%	10/07/39	1,450	1,651,335
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	500	514,598
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.200%	10/01/17	1,930	2,170,233
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,900	2,211,459
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%	03/15/18	1,800	1,807,168
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	400	404,992
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	1,150	1,355,858
NRG Energy, Inc., Gtd. Notes(b)	6.625%	03/15/23	2,750	2,832,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	1,950	2,018,234
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43	2,025	2,129,946
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%	05/15/18	1,953	2,215,657
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	1,947	2,143,322

				37,342,906

Energy - Integrated — 0.9%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%	11/05/19	1,300	1,378,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	870	883,050
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	1,040	1,131,000
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%	12/12/21	1,540	1,674,750
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	1,110	1,211,712
Rosneft Finance SA (Russia), Gtd. Notes, 144A	6.625%	03/20/17	585	601,087
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	2,725	2,772,960

				9,652,559

Energy - Other —1.5%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	11.500%	02/01/16	600	630,785

Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,700,936
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	340	414,330
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	298,322
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(g)	10/10/36	2,000	755,644
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	589,903
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,773,328
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,764,220
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	2,021,932
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	1,037,500
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	1,075	1,074,876
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	1,165	1,270,582
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	5.250%		09/15/24	750	727,500

					16,059,858

Foods — 0.9%
Aramark Corp., Gtd. Notes	5.750%		03/15/20	1,350	1,383,750
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	1,655	1,557,272
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24	775	763,375
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	375	391,519
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	9.000%		02/10/17	1,000	980,000
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%		01/29/18	200	208,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(c)(d)	7.250%		06/01/21	1,330	1,396,500
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22	725	833,750
Sigma Alimentos SA de CV (Mexico), Gtd. Notes	5.625%		04/14/18	550	605,000
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	1,000	1,081,991

					9,201,657

Gaming — 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%		04/15/21	1,550	1,612,000

Healthcare & Pharmaceutical — 2.0%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	680	638,855
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	2,515	2,654,500
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43	115	125,249
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%		11/15/19	3,400	3,630,180
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%		01/15/19	2,300	2,340,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	250	292,890
HCA, Inc., Gtd. Notes	8.000%		10/01/18	2,250	2,559,375
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%		12/15/14	320	323,200
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	225	227,571
LifePoint Hospitals, Inc., Gtd. Notes	6.625%		10/01/20	1,000	1,057,500
Merck & Co, Inc., Sr. Unsec’d. Notes(b)	4.150%		05/18/43	2,075	2,052,899
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%		06/15/43	1,550	1,561,628
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20	1,570	1,656,350
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.750%		08/15/18	2,000	2,110,000

					21,230,447

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,900	2,503,514
Cigna Corp., Sr. Unsec’d. Notes	4.375%		12/15/20	745	805,985
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17	2,125	2,321,218
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	750	909,292
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%		01/15/15	4,025	4,086,506
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%		03/15/43	1,200	1,172,039
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	760	997,549
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	195	255,699
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	385	378,773

					13,430,575

Insurance — 3.7%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	430	480,243
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	2,475	2,743,567
American International Group, Inc., Sr. Unsec’d. Notes(b)	4.500%		07/16/44	1,075	1,062,036
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	315	328,737
American International Group, Inc., Sr. Unsec’d. Notes, MTN(b)	5.850%		01/16/18	3,700	4,162,215
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	950	1,130,231
American International Group, Inc., Sr. Unsec’d. Notes(b)	8.250%		08/15/18	2,005	2,449,017
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%		12/01/14	3,350	3,380,150
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	3.000%		02/11/23	1,850	1,838,077
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	1,350	1,370,768
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(a)	03/29/67	1,775	1,945,844
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,637,643
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	557,673
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,263,503
Lincoln National Corp., Jr. Sub. Notes	6.050%	(a)	04/20/67	350	357,875
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,683,816
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,611,427
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	358,379
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,853,742
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	619,201
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	850	976,454
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	154,070
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	1,112,059
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	2,975,982
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	568,959
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,329,502
XL Group PLC (Ireland), Jr. Sub. Notes(b)	6.500%	(a)	12/31/49	1,880	1,818,900

					39,770,070

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,313,282
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,485,744

					3,799,026

Media & Entertainment — 1.9%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	547,202
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	83,518
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,814,094
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	3,750	4,087,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(b)	5.375%		06/01/24	425	412,250
Gannett Co., Inc., Gtd. Notes, 144A(b)	4.875%		09/15/21	475	459,563
Historic TW, Inc., Gtd. Notes(b)	6.625%		05/15/29	1,837	2,281,396
Liberty Interactive LLC, Sr. Unsec’d. Notes(b)	8.250%		02/01/30	2,250	2,466,562
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,035	1,122,975
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	5,153,750
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,673,722
Viacom, Inc., Sr. Unsec’d. Notes (original cost $82,665; purchased 07/25/13-11/25/13)(c)(d)	4.500%		02/27/42	95	89,515
Viacom, Inc., Sr. Unsec’d. Notes (original cost $432,485; purchased 08/06/13-02/11/14)(c)(d)	4.875%		06/15/43	475	473,935

					20,665,982

Metals — 1.0%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%		10/01/24		425	425,552
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43		1,250	1,371,281
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%		01/21/18		1,100	1,233,903
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%		04/01/17		1,000	1,007,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	835,151
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39		75	73,935
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18		4,075	3,993,500
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,100,563
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		550	655,749
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		400	404,000

						11,101,134

Non-Captive Finance — 1.9%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22		1,350	1,353,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%		02/15/19		4,000	4,185,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	5.875%		01/14/38		675	814,162
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,335,548
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	345,822
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,175,625
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,500,100
Nelnet, Inc., Jr. Sub. Notes	3.609	%(a)	09/29/36		625	473,438
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(d)	0.954	%(a)	07/03/33		891	793,065
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,741,109; purchased 03/27/12-07/24/12)(b)(c)(d)	5.875%		09/25/22		1,709	1,619,025
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14		4,150	4,150,000
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,124,719
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(b)	5.250%		12/15/24		1,235	1,284,400

						20,154,279

Packaging — 0.4%
Ball Corp., Gtd. Notes	6.750%		09/15/20		345	361,387
Greif Luxembourg Finance, Sr. Unsec’d. Notes, 144A, MTN	7.375%		07/15/21	EUR	1,470	2,163,048
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,060,025

						4,584,460

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	767,817
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,286,792
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	1,957,891
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19		4,400	5,291,819
Rock-Tenn Co., Gtd. Notes(b)	4.450%		03/01/19		1,165	1,247,427

						10,551,746

Pipelines & Other — 0.8%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,058,566
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%		07/01/23		1,760	1,765,255
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(b)	6.375%		03/30/38		435	455,663
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	305,215
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,514,668
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	754,270

Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16		2,275	2,482,296
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	633,127

					8,969,060

Real Estate Investment Trusts — 0.2%
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,454
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	331,833
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		40	45,894
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,238,898

					2,626,079

Retailers — 0.2%
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,293,500

Technology — 1.6%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15		600	615,446
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21		200	175,000
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(c)(d)	9.500%	12/01/16		2,000	2,117,500
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19		2,458	2,605,480
First Data Corp., Gtd. Notes	11.250%	01/15/21		1,750	1,992,812
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,891,313
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,077,749
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		2,610	2,766,600
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		1,700	1,776,500
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		2,000	2,027,420

					17,045,820

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	762,695
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	151,988
AT&T, Inc., Sr. Unsec’d. Notes(b)	4.800%	06/15/44		1,975	1,945,891
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	512,171
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,372,025
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	735,257
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		328	515,050
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	2,057,835
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,058,686; purchased 04/22/10)(c)(d)	7.995%	06/01/36		1,015	1,097,114
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,366,625
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		1,575	1,819,125
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	746,763
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(b)	4.862%	08/21/46		1,274	1,277,607
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%	08/21/54		3,362	3,377,959
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		1,228	1,495,972
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		2,725	3,404,593
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		1,300	1,332,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	215,740

					24,186,910

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		873	1,443,472

Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,375	2,365,386
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	515	534,986
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	895	1,094,860

				5,438,704

TOTAL CORPORATE BONDS (cost $471,794,810)				501,922,618

FOREIGN AGENCIES — 2.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	750	696,914
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	875	919,625
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25	850	822,375
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	525	531,563
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	790	825,550
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	1,080	1,235,317
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	992,062
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	1,445	1,652,808
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	1,075	1,006,415
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	475	528,200
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	1,835	2,146,950
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	652,526
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(b)	4.250%	11/02/20	1,750	1,867,925
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,804,856
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,768,750
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,736,250
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	5.375%	01/27/21	2,925	2,956,648
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	1,125	1,077,750
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,100	2,231,250
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	6.500%	06/02/41	745	861,742
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,272,500
Westpac Banking Corp. (Australia), 144A	2.000%	05/21/19	2,020	2,009,169

TOTAL FOREIGN AGENCIES (cost $30,228,519)				30,597,145

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,600,054
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,181,010
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,053,664
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,700,174

				7,534,902

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	1,000	1,275,630

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40		1,380	1,737,931

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41		1,175	1,630,160
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40		2,050	2,937,117

					4,567,277

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40		695	788,610
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34		450	494,082

					1,282,692

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34		615	752,729

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45		800	936,928

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43		1,375	1,764,482

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26		425	489,609

TOTAL MUNICIPAL BONDS (cost $15,529,251)					20,342,180

SOVEREIGNS — 5.6%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	2,200	3,487,300
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		2,000	2,023,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.750%	04/17/19	EUR	800	1,000,887
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	76,200	703,909
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	107,100	989,353
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	680,000	6,062,109
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,020	2,086,923
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		436	459,980
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%	01/11/19	EUR	715	1,046,315
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		776	871,060
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(b)	7.625%	03/29/41		462	589,050
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		2,245	2,461,081
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%	07/08/21	EUR	825	1,052,442
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes	6.500%	11/01/27	EUR	3,545	6,303,476

Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,635,914
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	130,000	1,215,823
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	3,112,141
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,500	2,481,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(b)	5.200%		01/30/20		1,115	1,226,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.841	%(g)	05/31/18		791	740,259
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	1,156,802
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	3.500%		03/25/15		2,200	2,224,750
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		800	828,816
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	4,410	6,319,479
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(b)	5.750%		01/20/42		900	1,037,250
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	684,675
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,664,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A(b)	4.875%		01/22/24		1,370	1,452,200
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30		799	895,176
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125%		02/18/19		300	312,375
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%		05/10/18		1,300	1,389,375
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,712,068

TOTAL SOVEREIGNS (cost $57,432,468)						59,225,738

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.	5.000%		07/01/19		131	139,104
Federal Home Loan Mortgage Corp.(h)	5.500%		10/01/33		1,339	1,520,967
Federal Home Loan Mortgage Corp.	5.500%		01/01/34 - 06/01/34		354	393,260
Federal Home Loan Mortgage Corp.	6.000%		11/01/33 - 06/01/34		1,252	1,418,249
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 09/01/32		869	993,979
Federal Home Loan Mortgage Corp.	7.000%		10/01/32		112	122,708
Federal National Mortgage Assoc.	4.000%		05/01/19		90	95,747
Federal National Mortgage Assoc.	4.500%		12/01/18 - 02/01/35		649	685,888
Federal National Mortgage Assoc.	5.500%		03/01/17 - 06/01/34		2,706	2,954,951
Federal National Mortgage Assoc.(h)	6.000%		10/01/33		666	766,580
Federal National Mortgage Assoc.	6.000%		09/01/17 - 11/01/36		1,646	1,870,011
Federal National Mortgage Assoc.	6.500%		12/01/14 - 11/01/33		1,711	1,953,925
Federal National Mortgage Assoc.	7.000%		05/01/32 - 06/01/32		178	202,897
Government National Mortgage Assoc.	5.500%		01/15/33 - 07/15/35		2,060	2,304,023
Government National Mortgage Assoc.	6.000%		12/15/32 - 06/20/34		1,265	1,461,858
Government National Mortgage Assoc.(h)	6.000%		11/15/34		1,065	1,233,538
Government National Mortgage Assoc.	6.500%		09/15/32 - 11/15/33		1,652	1,875,662
Government National Mortgage Assoc.	7.500%		10/15/25 - 02/15/26		59	69,031

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,170,477)						20,062,378

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds(b)	3.125%	08/15/44	595	585,517
U.S. Treasury Notes(b)	1.000%	09/15/17	4,450	4,443,049
U.S. Treasury Notes(e)	1.500%	05/31/19	6,340	6,274,121
U.S. Treasury Notes	1.750%	09/30/19	9,755	9,742,045
U.S. Treasury Notes	2.375%	08/15/24	3,800	3,756,064
U.S. Treasury Notes	3.375%	05/15/44	10,855	11,207,788
U.S. Treasury Notes	3.625%	02/15/44	445	480,878

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,505,781)				36,489,462

			Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,211,400

TOTAL LONG-TERM INVESTMENTS (cost $890,730,333)				934,837,200

SHORT-TERM INVESTMENTS — 18.3%
AFFILIATED MUTUAL FUNDS — 18.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $104,636,967)(i)			10,702,760	100,177,837
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $91,811,992; includes $82,844,905 of cash collateral for securities on loan)(i)(j)			91,811,992	91,811,992

TOTAL AFFILIATED MUTUAL FUNDS (cost $196,448,959)				191,989,829

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(k) — 0.2%
Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75			155,700	462,234
30 Year U.S. Ultra Treasury Bonds, expiring 10/24/14, Strike Price $155.00			11,400	87,281
30 Year U.S. Ultra Treasury Bonds, expiring 10/24/14, Strike Price $151.00			11,400	290,344
30 Year U.S. Ultra Treasury Bonds, expiring 11/21/14, Strike Price $156.00			11,400	142,500
30 Year U.S. Ultra Treasury Bonds, expiring 11/21/14, Strike Price $150.00			14,400	457,781
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14		Barclays Capital Group	47,340	79
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14		Citigroup Global Markets	47,340	79
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14		Barclays Capital Group	47,340	193,156
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14		Citigroup Global Markets	47,340	193,156

				1,826,610

Put Options — 0.1%
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		76,300	95,375
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.38		EUR 282,250	14,113
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $99.00		EUR 282,250	451,600

			561,088

TOTAL OPTIONS PURCHASED (cost $2,656,374)			2,387,698

TOTAL SHORT-TERM INVESTMENTS (cost $199,105,333)			194,377,527

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.2% (cost $1,089,835,666)			1,129,214,727
OPTIONS WRITTEN*(k) — (0.1)%
Call Options — (0.1)%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		155,700	(109,477)
30 Year U.S. Ultra Treasury Bonds, expiring 10/24/14, Strike Price $153.00		22,800	(338,437)
30 Year U.S. Ultra Treasury Bonds, expiring 11/21/14, Strike Price $153.00		22,800	(527,250)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	94,680	(52,939)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	94,680	(52,939)

			(1,081,042)

Put Options
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		76,300	(35,766)
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.63		EUR 282,250	(70,562)
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.88		EUR 282,250	(268,138)

			(374,466)

TOTAL OPTIONS WRITTEN (premiums received $1,492,931)			(1,455,508)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.1% (cost $1,088,342,735)			1,127,759,219
Liabilities in excess of other assets(l) — (6.1)%			(64,866,922)

NET ASSETS — 100.0%			$1,062,892,297

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,714,005; cash collateral of $82,844,905 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $14,535,636. The aggregate value of $14,644,579 is approximately 1.4% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and /or principal repayments; non-income producing security.
(g)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2014.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
1,212	5 Year U.S. Treasury Notes	Dec. 2014	$143,605,010	$143,328,469	$(276,541)
704	10 Year U.S. Treasury Notes	Dec. 2014	87,927,605	87,747,000	(180,605)
299	U.S. Ultra Treasury Bonds	Dec. 2014	45,863,276	45,597,500	(265,776)

					(722,922)

	Short Position:
20	2 Year U.S. Treasury Notes	Dec. 2014	4,379,097	4,376,875	2,222

					$(720,700)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(2)	U.S. Government Agency obligations with a combined market value of $2,574,219 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Deutsche Bank AG	AUD	1,148	$1,079,000	$1,004,105	$(74,895)
Expiring 10/16/14	JPMorgan Chase	AUD	3,436	3,208,658	3,004,561	(204,097)
Expiring 10/16/14	JPMorgan Chase	AUD	1,219	1,064,000	1,066,370	2,370
Expiring 10/16/14	JPMorgan Chase	AUD	1,186	1,070,100	1,037,122	(32,978)
Expiring 10/16/14	JPMorgan Chase	AUD	1,158	1,079,800	1,012,934	(66,866)
Expiring 10/16/14	UBS AG	AUD	1,739	1,612,100	1,520,715	(91,385)
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	4,213	1,849,026	1,721,175	(127,851)
Expiring 12/11/14	Citigroup Global Markets	BRL	1,950	794,246	780,790	(13,456)
British Pound,
Expiring 10/28/14	JPMorgan Chase	GBP	960	1,613,500	1,556,507	(56,993)
Canadian Dollar,
Expiring 10/16/14	Barclays Capital Group	CAD	1,177	1,065,200	1,050,398	(14,802)
Expiring 10/16/14	Citigroup Global Markets	CAD	1,175	1,079,700	1,048,477	(31,223)
Expiring 10/16/14	JPMorgan Chase	CAD	1,741	1,621,999	1,554,128	(67,871)
Expiring 10/16/14	JPMorgan Chase	CAD	1,174	1,065,600	1,048,265	(17,335)
Expiring 10/16/14	JPMorgan Chase	CAD	1,163	1,078,400	1,037,903	(40,497)
Expiring 10/16/14	JPMorgan Chase	CAD	1,159	1,082,800	1,033,990	(48,810)
Expiring 10/16/14	Toronto Dominion	CAD	5,377	5,014,157	4,799,393	(214,764)

Chinese Renminbi,
Expiring 10/10/14	Citigroup Global Markets	CNH	13,263	2,154,800	2,158,252	3,452
Expiring 10/10/14	Citigroup Global Markets	CNH	13,237	2,152,500	2,154,110	1,610
Expiring 10/10/14	Citigroup Global Markets	CNH	6,757	1,082,300	1,099,639	17,339
Expiring 10/10/14	Citigroup Global Markets	CNH	6,596	1,073,100	1,073,430	330
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	18,798	3,011,461	3,058,920	47,459
Expiring 10/10/14	JPMorgan Chase	CNH	37,956	6,079,718	6,176,520	96,802
Expiring 10/10/14	UBS AG	CNH	13,303	2,157,300	2,164,838	7,538
Expiring 10/10/14	UBS AG	CNH	9,315	1,491,898	1,515,773	23,875
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	2,020,306	1,079,800	997,684	(82,116)
Euro,
Expiring 10/28/14	Barclays Capital Group	EUR	1,152	1,486,447	1,455,584	(30,863)
Expiring 10/28/14	Citigroup Global Markets	EUR	17,289	23,284,419	21,840,761	(1,443,658)
Expiring 10/28/14	Citigroup Global Markets	EUR	1,356	1,755,075	1,713,152	(41,923)
Expiring 10/28/14	JPMorgan Chase	EUR	1,356	1,755,320	1,713,152	(42,168)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	238,627	1,041,630	969,443	(72,187)
Expiring 10/22/14	Barclays Capital Group	HUF	125,807	539,400	511,100	(28,300)
Expiring 10/22/14	BNP Paribas	HUF	372,695	1,622,000	1,514,107	(107,893)
Expiring 10/22/14	Citigroup Global Markets	HUF	51,582	215,900	209,555	(6,345)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	197,575	3,234,700	3,174,412	(60,288)
Israeli New Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	1,869	539,614	507,624	(31,990)
Japanese Yen,
Expiring 10/28/14	Citigroup Global Markets	JPY	18,334	178,831	167,199	(11,632)
Malaysian Ringgit,
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	6,828	2,121,109	2,079,965	(41,144)
Expiring 10/10/14	UBS AGUBS AG	MYR	3,398	1,079,900	1,035,038	(44,862)
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	927	68,870	68,940	70
Expiring 10/22/14	Hong Kong & Shanghai Bank	MXN	63,406	4,862,598	4,713,318	(149,280)
New Zealand Dollar,
Expiring 10/23/14	Goldman Sachs & Co.	NZD	3,824	3,082,501	2,977,793	(104,708)
Expiring 10/23/14	JPMorgan Chase	NZD	1,731	1,512,564	1,347,981	(164,583)
Norwegian Krone,
Expiring 10/24/14	Barclays Capital Group	NOK	9,966	1,615,900	1,549,870	(66,030)
Expiring 10/24/14	Deutsche Bank AG	NOK	13,333	2,150,100	2,073,439	(76,661)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	3,027	1,076,500	1,046,807	(29,693)
Philippine Peso,
Expiring 11/14/14	BNP Paribas	PHP	17,207	392,144	382,986	(9,158)
Expiring 11/14/14	JPMorgan Chase	PHP	8,604	196,475	191,493	(4,982)
Expiring 11/14/14	JPMorgan Chase	PHP	60,723	1,386,683	1,351,522	(35,161)
Expiring 11/14/14	Barclays Capital Group	PHP	8,604	197,299	191,493	(5,806)

Polish Zloty,
Expiring 10/24/14	Toronto Dominion	PLN	6,753	2,181,876	2,036,996	(144,880)
Expiring 10/24/14	Citigroup Global Markets	PLN	348	108,200	104,852	(3,348)
Romanian Leu,
Expiring 10/24/14	Deutsche Bank AG	RON	11,673	3,530,907	3,336,360	(194,547)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	37,375	1,081,200	940,467	(140,733)
Expiring 10/17/14	Citigroup Global Markets	RUB	37,243	1,077,000	937,139	(139,861)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	55,005	1,577,713	1,384,084	(193,629)
Singapore Dollar,
Expiring 10/17/14	BNP Paribas	SGD	3,350	2,691,400	2,626,350	(65,050)
Expiring 10/17/14	Deutsche Bank AG	SGD	3,313	2,670,506	2,597,215	(73,291)
Expiring 10/17/14	UBS AG	SGD	1,349	1,082,800	1,057,394	(25,406)
South African Rand,
Expiring 10/23/14	Deutsche Bank AG	ZAR	11,570	1,079,900	1,021,364	(58,536)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	11,689	1,079,401	1,031,852	(47,549)
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	20,721	1,940,169	1,829,206	(110,963)
South Korean Won,
Expiring 10/17/14	Hong Kong & Shanghai Bank	KRW	2,281,067	2,251,905	2,159,840	(92,065)
Swedish Krona,
Expiring 10/24/14	Deutsche Bank AG	SEK	11,076	1,612,600	1,534,727	(77,873)
Turkish Lira,
Expiring 10/23/14	Barclays Capital Group	TRY	2,355	1,079,900	1,027,835	(52,065)
Expiring 10/23/14	BNP Paribas	TRY	3,843	1,734,468	1,677,228	(57,240)
Expiring 10/23/14	Citigroup Global Markets	TRY	898	417,458	391,758	(25,700)
Expiring 10/23/14	BNP Paribas	TRY	475	213,000	207,279	(5,721)

				$128,467,545	$123,364,679	$(5,102,866)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	2,324	$2,145,200	$2,032,379	$112,821
Expiring 10/16/14	Citigroup Global Markets	AUD	1,739	1,614,800	1,520,446	94,354
Expiring 10/16/14	Deutsche Bank AG	AUD	2,369	2,140,100	2,071,819	68,281
Expiring 10/16/14	JPMorgan Chase	AUD	1,886	1,712,400	1,649,213	63,187
Brazilian Real,
Expiring 10/01/14	Citigroup Global Markets	BRL	2,263	967,700	924,707	42,993
Expiring 10/01/14	Citigroup Global Markets	BRL	1,950	809,953	796,469	13,484
British Pound,
Expiring 10/24/14	Barclays Capital Group	GBP	1,274	2,143,600	2,065,356	78,244
Expiring 10/28/14	BNP Paribas	GBP	638	1,072,600	1,033,519	39,081
Expiring 10/28/14	Citigroup Global Markets	GBP	641	1,075,200	1,038,391	36,809
Expiring 10/28/14	Citigroup Global Markets	GBP	1,537	2,611,349	2,491,534	119,815
Expiring 10/28/14	JPMorgan Chase	GBP	965	1,612,100	1,564,771	47,329
Expiring 10/28/14	JPMorgan Chase	GBP	1,338	2,250,800	2,168,876	81,924

Canadian Dollar,
Expiring 10/16/14	Citigroup Global Markets	CAD	1,184	1,070,100	1,056,844	13,256
Expiring 10/16/14	Credit Suisse First Boston Corp.	CAD	3,132	2,915,300	2,795,265	120,035
Expiring 10/16/14	Goldman Sachs & Co.	CAD	2,952	2,688,000	2,634,598	53,402
Expiring 10/16/14	JPMorgan Chase	CAD	1,185	1,075,700	1,057,301	18,399
Expiring 10/16/14	JPMorgan Chase	CAD	1,194	1,064,000	1,065,403	(1,403)
Expiring 10/16/14	JPMorgan Chase	CAD	1,533	1,391,300	1,367,904	23,396
Chinese Renminbi,
Expiring 10/10/14	Citigroup Global Markets	CNH	14,311	2,292,751	2,328,883	(36,132)
Expiring 10/10/14	Barclays Capital Group	CNH	3,513	562,687	571,710	(9,023)
Expiring 10/10/14	Deutsche Bank AG	CNH	6,698	1,073,059	1,089,970	(16,911)
Expiring 10/10/14	Citigroup Global Markets	CNH	6,574	1,064,000	1,069,737	(5,737)
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	2,081,344	1,077,300	1,027,827	49,473
Euro,
Expiring 10/28/14	Barclays Capital Group	EUR	899	1,161,761	1,135,712	26,049
Expiring 10/28/14	Citigroup Global Markets	EUR	1,330	1,719,004	1,680,742	38,262
Expiring 10/28/14	JPMorgan Chase	EUR	120	155,249	151,737	3,512
Expiring 10/28/14	JPMorgan Chase	EUR	1,330	1,719,014	1,680,741	38,273
Hungarian Forint,
Expiring 10/22/14	Citigroup Global Markets	HUF	402,439	1,748,441	1,634,943	113,498
Expiring 10/22/14	Deutsche Bank AG	HUF	52,001	216,500	211,260	5,240
Expiring 10/22/14	Deutsche Bank AG	HUF	551,129	2,371,900	2,239,011	132,889
Israeli New Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	1,860	536,300	504,991	31,309
Japanese Yen,
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	123,601	1,214,904	1,127,205	87,699
Expiring 10/28/14	JPMorgan Chase	JPY	57,172	535,099	521,389	13,710
Malaysian Ringgit,
Expiring 10/10/14	UBS AG	MYR	4,899	1,490,100	1,492,424	(2,324)
Mexican Peso,
Expiring 10/22/14	JPMorgan Chase	MXN	14,115	1,083,681	1,049,255	34,426
Expiring 10/22/14	JPMorgan Chase	MXN	20,156	1,494,001	1,498,320	(4,319)
New Zealand Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	NZD	3,007	2,590,700	2,343,746	246,954
Expiring 10/16/14	JPMorgan Chase	NZD	1,180	963,200	919,920	43,280
Expiring 10/23/14	Credit Suisse First Boston Corp.	NZD	1,285	1,073,821	1,000,377	73,444
Norwegian Krone,
Expiring 10/24/14	Deutsche Bank AG	NOK	10,166	1,616,100	1,580,943	35,157
Expiring 10/24/14	Goldman Sachs & Co.	NOK	12,924	2,044,900	2,009,742	35,158
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	3,085	1,079,900	1,066,846	13,054
Polish Zloty,
Expiring 10/24/14	Barclays Capital Group	PLN	696	216,500	209,986	6,514
Expiring 10/24/14	Goldman Sachs & Co.	PLN	4,667	1,509,200	1,407,608	101,592
Expiring 10/24/14	Goldman Sachs & Co.	PLN	5,051	1,610,800	1,523,489	87,311
Romanian Leu,
Expiring 10/24/14	JPMorgan Chase	RON	4,586	1,403,700	1,310,869	92,831
Expiring 10/24/14	BNP Paribas	RON	7,114	2,156,700	2,033,258	123,442

Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	4,025	108,200	101,272	6,928
Expiring 10/17/14	Citigroup Global Markets	RUB	105,709	2,914,500	2,659,959	254,541
Singapore Dollar,
Expiring 10/17/14	BNP Paribas	SGD	3,218	2,539,852	2,522,486	17,366
Expiring 10/17/14	Citigroup Global Markets	SGD	2,013	1,608,899	1,577,864	31,035
Expiring 10/17/14	UBS AG	SGD	2,715	2,146,300	2,128,316	17,984
South African Rand,
Expiring 10/23/14	Deutsche Bank AG	ZAR	11,586	1,079,700	1,022,800	56,900
Expiring 10/23/14	Deutsche Bank AG	ZAR	16,493	1,498,300	1,455,980	42,320
Expiring 10/23/14	Deutsche Bank AG	ZAR	20,111	1,824,300	1,775,317	48,983
South Korean Won,
Expiring 10/17/14	Barclays Capital Group	KRW	582,079	559,154	551,145	8,009
Expiring 10/17/14	JPMorgan Chase	KRW	582,079	559,422	551,144	8,278
Expiring 10/17/14	UBS AG	KRW	1,116,909	1,079,400	1,057,551	21,849
Swedish Krona,
Expiring 10/24/14	Barclays Capital Group	SEK	3,609	520,400	500,083	20,317
Expiring 10/24/14	UBS AG	SEK	7,555	1,082,400	1,046,917	35,483
Turkish Lira,
Expiring 10/23/14	Deutsche Bank AG	TRY	4,745	2,159,400	2,070,833	88,567
Expiring 10/23/14	Barclays Capital Group	TRY	4,764	2,151,300	2,079,070	72,230
Expiring 10/23/14	UBS AG	TRY	53,167	24,958,681	23,204,292	1,754,389

				$114,931,682	$110,062,465	$4,869,217

						$(233,649)

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/16/14	Buy	EUR	208	AUD	302	$(2,044)	JPMorgan Chase

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AUD	1,270	12/19/32	4.423%	6 Month BBSW(2)	$31,059	$—	$31,059	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 Month BBSW(2)	37,860	—	37,860	Citigroup Global Markets
BRL	7,942	01/01/17	0.000%	1 Day Brazil Interbank Rate(2)	(336,511)	—	(336,511)	Citigroup Global Markets
BRL	13,135	01/01/17	0.000%	1 Day Brazil Interbank Rate(2)	(354,052)	—	(354,052)	Barclays Capital Group
BRL	37,393	01/02/17	0.000%	1 Day Brazil Interbank Rate(2)	(436,328)	—	(436,328)	Hong Kong & Shanghai Bank
BRL	18,086	01/01/18	0.000%	1 Day Brazil Interbank Rate(2)	(92,483)	—	(92,483)	Deutsche Bank AG

BRL	7,343	01/01/21	0.000%	1 Day Brazil Interbank Rate(2)	152,454	—	152,454	Deutsche Bank AG
BRL	7,360	01/01/21	0.000%	1 Day Brazil Interbank Rate(2)	(133,564)	—	(133,564)	Barclays Capital Group
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	214,725	—	214,725	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	66,146	—	66,146	Deutsche Bank AG
MXN	20,100	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(121,193)	—	(121,193)	Barclays Capital Group
NZD	1,960	09/25/22	3.790%	3 Month BBR(2)	(72,529)	—	(72,529)	Citigroup Global Markets
NZD	330	08/12/23	4.648%	3 Month BBR(2)	2,838	—	2,838	Citigroup Global Markets
NZD	240	08/13/23	4.668%	3 Month BBR(2)	2,347	—	2,347	Citigroup Global Markets
PLN	31,900	06/28/18	3.736%	6 Month WIBOR(2)	555,327	—	555,327	Citigroup Global Markets
RUB	95,000	05/17/23	7.250%	3 Month MOSPRIME(2)	(405,701)	—	(405,701)	Credit Suisse First Boston Corp.
RUB	95,000	05/20/23	7.250%	3 Month MOSPRIME(2)	(406,406)	—	(406,406)	Credit Suisse First Boston Corp.
	25,690	11/15/19	1.334%	3 Month LIBOR(1)	695,124	—	695,124	Citigroup Global Markets
ZAR	63,400	06/25/18	7.420%	3 Month JIBAR(2)	1,599	—	1,599	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	34,541	—	34,541	Hong Kong & Shanghai Bank

					$(564,747)	$—	$(564,747)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 Month BBSW(2)	$(8,383)	$143,605	$151,988
EUR	8,050	08/04/16	0.078%	1 Day EUR OIS(1)	1,299	(26,202)	(27,501)
EUR	6,100	08/01/19	0.346%	1 Day EUR OIS(1)	3,780	(87,077)	(90,857)
EUR	8,050	08/04/24	1.054%	1 Day EUR OIS(1)	(59,480)	(250,708)	(191,228)
HUF	400,000	09/03/23	5.940%	6 Month BUBOR(2)	(37,105)	276,145	313,250
MXN	65,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(1,471)	82,301	83,772
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(3,853)	43,239	47,092
MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(5,264)	70,272	75,536
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	352	(59,798)	(60,150)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	471	(49,712)	(50,183)
PLN	25,000	09/03/18	3.985%	6 Month WIBOR(2)	(42,852)	489,120	531,972
	27,365	06/30/16	0.618%	3 Month LIBOR(1)	219	38,627	38,408
	124,560	06/30/16	0.655%	3 Month LIBOR(1)	(15,650)	95,640	111,290
	34,630	06/30/16	0.655%	3 Month LIBOR(1)	236	26,511	26,275
	15,400	08/27/16	0.698%	3 Month LIBOR(1)	188	25,835	25,647
	10,050	09/30/16	0.877%	3 Month LIBOR(1)	175	6,829	6,654
	6,815	12/24/17	1.384%	3 Month LIBOR(1)	996	4,942	3,946
ZAR	43,900	02/24/16	7.200%	3 Month JIBAR(2)	(2,712)	23,131	25,843
ZAR	87,800	03/04/16	7.200%	3 Month JIBAR(2)	(5,258)	45,661	50,919
ZAR	20,000	10/22/23	7.625%	3 Month JIBAR(2)	2,624	(62,898)	(65,522)
ZAR	38,300	11/14/23	8.190%	3 Month JIBAR(2)	(9,891)	1,885	11,776

					$(181,579)	$837,348	$1,018,927

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.384%	$(417,059)	$—	$(417,059)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.571%	(17,229)	166,522	(183,751)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	0.198%	(18,411)	3,416	(21,827)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	4,400	0.846%	(25,322)	43,042	(68,364)	JPMorgan Chase

					$(478,021)	$212,980	$(691,001)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	23,000	$(549,030)	$170,508	$(719,538)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	23,000	(549,029)	281,258	(830,287)	Deutsche Bank AG

					$(1,098,059)	$451,766	$(1,549,825)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	6,650	$406,285	$278,931	$127,354	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	12,825	783,549	586,031	197,518	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	18,525	1,131,793	800,177	331,616	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	11,875	725,508	520,356	205,152	Deutsche Bank AG

				$3,047,135	$2,185,495	$861,640

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Appreciation (Depreciation)(6)
Exchanged-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	140,000	$(2,140,294)	$(2,249,034)	$(108,740)
ITRAXX.XO.21.V1	06/20/19	5.000%	21,500	(3,117,637)	(2,836,770)	280,867

				$(5,257,931)	$(5,085,804)	$172,127

A U.S. Treasury obligation with a market value of $3,849,579 has been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Currency swap agreements outstanding at September 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
	22,206	3 Month LIBOR	EUR	16,740	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	$1,078,626	$—	$1,078,626
	18,547	3 Month LIBOR	EUR	13,940	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	953,798	—	953,798
	8,984	3 Month LIBOR	EUR	6,770	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	439,496	—	439,496
	3,494	3 Month LIBOR	EUR	2,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	85,581	—	85,581
	2,143	3 Month LIBOR	EUR	1,650	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	59,628	—	59,628
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	26,726	—	26,726
	1,040	3 Month LIBOR	EUR	780	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	55,478	—	55,478
	502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	48,924	—	48,924
	956	3 Month LIBOR	JPY	93,235	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	106,943	—	106,943
	1,541	3 Month LIBOR	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	496,267	7,475	488,792
	384	3 Month LIBOR	JPY	30,000	4.500%	Citigroup Global Markets	06/08/15	107,679	(15,095)	122,774
	1,284	3 Month LIBOR	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	361,365	(56,202)	417,567
	5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	408,158	—	408,158
TRY	5,590	7.70%		2,904	3 Month LIBOR	Barclays Capital Group	07/22/18	(577,330)	—	(577,330)
TRY	5,900	7.71%		3,068	3 Month LIBOR	Barclays Capital Group	07/23/18	(612,227)	—	(612,227)
TRY	20,000	8.68%		9,749	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(996,427)	—	(996,427)
TRY	23,640	8.69%		11,376	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(1,038,665)	—	(1,038,665)

								$1,004,020	$ (63,822)	$1,067,842

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$44,562,360	$1,492,335
Non-Residential Mortgage-Backed Securities	—	4,045,985	—
Residential Mortgage-Backed Securities	—	62,221,790	—
Bank Loans	—	38,753,249	3,238,227
Commercial Mortgage-Backed Securities	—	110,672,333	—
Corporate Bonds	—	494,904,597	7,018,021
Foreign Agencies	—	30,597,145	—
Municipal Bonds	—	20,342,180	—
Sovereigns	—	59,225,738	—
U.S. Government Agency Obligations	—	20,062,378	—
U.S. Treasury Obligations	—	36,489,462	—
Preferred Stock	1,211,400	—	—
Affiliated Mutual Funds	191,989,829	—	—
Options Purchased	2,001,228	386,470	—
Options Written	(1,349,630)	(105,878)	—
Other Financial Instruments*
Futures Contracts	(720,700)	—	—
Cross Currency Exchange Contracts	—	(2,044)	—
Forward Foreign Currency Exchange Contracts	—	(233,649)	—
Interest Rate Swap Agreements		454,180	—
Credit Default Swap Agreements	—	(1,207,059)	—
Currency Swap Agreements	—	1,067,842	—

Total	$193,132,127	$922,237,079	$11,748,583

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$2,490,000	$3,303,636	$7,438,596	$(5,934)
Realized gain (loss)	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	—	(94,722)	160,165	5,934
Purchases	1,492,335	—	—	—
Sales	—	—	(580,157)	—
Accrued discount/premium	—	29,313	(583)	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	(2,490,000)	—	—	—

Balance as of 09/30/14	$1,492,335	$3,238,227	$7,018,021	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(6,016).
***	Of which, $65,443 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Equity Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 1.7%
Boeing Co. (The)	526,863	$67,111,809

Airlines — 1.8%
American Airlines Group, Inc.	714,258	25,341,874
United Continental Holdings, Inc.*	967,039	45,247,755

		70,589,629

Auto Components — 1.0%
Lear Corp.	471,815	40,769,534

Automobiles — 2.3%
General Motors Co.	1,457,090	46,539,455
Tesla Motors, Inc.*(a)	180,562	43,818,786

		90,358,241

Banks — 5.1%
Citigroup, Inc.	975,066	50,527,920
JPMorgan Chase & Co.	869,336	52,368,801
PNC Financial Services Group, Inc. (The)	515,210	44,091,672
Wells Fargo & Co.	1,093,957	56,743,549

		203,731,942

Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.*	229,399	38,038,942
Biogen Idec, Inc.*	240,118	79,433,436
Celgene Corp.*	918,312	87,037,611
Gilead Sciences, Inc.*	480,604	51,160,296

		255,670,285

Capital Markets — 3.6%
Goldman Sachs Group, Inc. (The)	272,657	50,051,646
Morgan Stanley	2,746,041	94,930,637

		144,982,283

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	2,772,634	30,138,532
JDS Uniphase Corp.*(a)	784,390	10,040,192

		40,178,724

Consumer Finance — 1.5%
Capital One Financial Corp.	366,197	29,888,999
SLM Corp.	3,603,053	30,842,134

		60,731,133

Diversified Financial Services — 0.6%
Voya Financial, Inc.	622,810	24,351,871

Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	580,271	23,727,281

Electronic Equipment, Instruments & Components — 1.2%
Flextronics International Ltd.*	4,653,404	48,023,129

Energy Equipment & Services — 2.8%
Halliburton Co.	717,100	46,260,121
Schlumberger Ltd.	631,994	64,267,470

		110,527,591

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	352,567	44,183,696

Food Products — 2.8%
Bunge Ltd.	425,616	35,849,636
Mondelez International, Inc. (Class A Stock)	2,238,738	76,710,357

		112,559,993

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	1,299,299	52,192,841
Starbucks Corp.	543,281	40,995,984

		93,188,825

Independent Power & Renewable Electricity Producers — 1.0%
NRG Energy, Inc.	1,253,509	38,206,954

Industrial Conglomerates — 0.6%
Siemens AG (Germany), ADR(a)	214,034	25,485,028

Insurance — 1.7%
MetLife, Inc.	855,760	45,971,427
XL Group PLC (Ireland)	654,938	21,724,294

		67,695,721

Internet & Catalog Retail — 3.8%
Amazon.com, Inc.*	176,635	56,954,189
Netflix, Inc.*	38,052	17,168,301
Priceline Group, Inc. (The)*	43,052	49,879,186
TripAdvisor, Inc.*	303,125	27,711,688

		151,713,364

Internet Software & Services — 8.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	547,623	48,656,303
Facebook, Inc. (Class A Stock)*	1,424,115	112,562,050
Google, Inc. (Class A Stock)*	90,314	53,141,661
Google, Inc. (Class C Stock)*	91,655	52,917,931
LinkedIn Corp. (Class A Stock)*	208,127	43,246,709
Twitter Inc*(a)	660,471	34,067,094

		344,591,748

IT Services — 3.3%
FleetCor Technologies, Inc.*	267,564	38,026,196
MasterCard, Inc. (Class A Stock)	1,278,773	94,526,900

		132,553,096

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	251,083	41,157,525

Machinery — 1.9%
Caterpillar, Inc.	378,167	37,449,878
SPX Corp.	395,854	37,182,566

		74,632,444

Media — 2.8%
Comcast Corp. (Class A Stock)	852,659	45,856,001
Walt Disney Co. (The)(a)	756,470	67,348,524

		113,204,525

Metals & Mining — 1.0%
Goldcorp, Inc. (Canada)	1,695,696	39,051,879

Multiline Retail — 0.5%
Target Corp.	336,442	21,088,185

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	469,506	47,626,689
Denbury Resources, Inc.	2,402,730	36,113,032
Marathon Oil Corp.	1,177,401	44,258,504
Marathon Petroleum Corp.	389,948	33,016,897

Noble Energy, Inc.	666,719	45,576,911
Occidental Petroleum Corp.	410,422	39,462,075
Suncor Energy, Inc. (Canada)	1,253,405	45,359,618

		291,413,726

Personal Products — 0.7%
Avon Products, Inc.	2,311,950	29,130,570

Pharmaceuticals — 6.6%
Actavis PLC*	213,219	51,445,480
Allergan, Inc.	166,052	29,588,806
Bayer AG (Germany), ADR	310,713	43,533,999
Bristol-Myers Squibb Co.	771,487	39,484,705
Novo Nordisk A/S (Denmark), ADR	1,149,686	54,748,047
Teva Pharmaceutical Industries Ltd. (Israel), ADR	814,231	43,764,916

		262,565,953

Road & Rail — 2.2%
Canadian Pacific Railway Ltd. (Canada)	281,833	58,471,893
Hertz Global Holdings, Inc.*	1,134,552	28,806,275

		87,278,168

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	3,242,154	70,062,948

Software — 5.2%
Microsoft Corp.	895,000	41,492,200
Red Hat, Inc.*	655,424	36,802,058
salesforce.com, inc.*(a)	828,789	47,680,231
Splunk, Inc.*	471,387	26,095,984
VMware, Inc. (Class A Stock)*(a)	345,871	32,456,535
Workday, Inc. (Class A Stock)*(a)	258,489	21,325,342

		205,852,350

Specialty Retail — 2.7%
Inditex SA (Spain), ADR(a)	2,909,759	39,689,113
Tiffany & Co.	306,838	29,551,568
TJX Cos., Inc. (The)	676,066	40,002,825

		109,243,506

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,223,254	123,242,841
EMC Corp.	1,423,673	41,656,672
Hewlett-Packard Co.	1,123,230	39,840,968
NCR Corp.*	444,351	14,845,767

		219,586,248

Textiles, Apparel & Luxury Goods — 3.1%
Burberry Group PLC (United Kingdom)	829,444	20,231,803
Michael Kors Holdings Ltd.*	463,803	33,110,896
NIKE, Inc. (Class B Stock)	763,251	68,081,990

		121,424,689

Wireless Telecommunication Services — 0.9%
SBA Communications Corp. (Class A Stock)*(a)	337,009	37,374,298

TOTAL LONG-TERM INVESTMENTS (cost $2,647,691,598)		3,913,998,891

SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $291,313,435; includes $231,409,815 of cash collateral for securities on loan)(b)(w)	291,313,435	291,313,435

TOTAL INVESTMENTS — 105.3% (cost $2,939,005,033)		4,205,312,326
Liabilities in excess of other assets — (5.3)%		(210,885,788)

NET ASSETS — 100.0%		$3,994,426,538

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $225,418,918; cash collateral of $231,409,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$67,111,809	$—	$—
Airlines	70,589,629	—	—
Auto Components	40,769,534	—	—
Automobiles	90,358,241	—	—
Banks	203,731,942	—	—
Biotechnology	255,670,285	—	—
Capital Markets	144,982,283	—	—
Communications Equipment	40,178,724	—	—
Consumer Finance	60,731,133	—	—
Diversified Financial Services	24,351,871	—	—
Diversified Telecommunication Services	23,727,281	—	—
Electronic Equipment, Instruments & Components	48,023,129	—	—
Energy Equipment & Services	110,527,591	—	—
Food & Staples Retailing	44,183,696	—	—
Food Products	112,559,993	—	—
Hotels, Restaurants & Leisure	93,188,825	—	—
Independent Power & Renewable Electricity Producers	38,206,954	—	—
Industrial Conglomerates	25,485,028	—	—
Insurance	67,695,721	—	—
Internet & Catalog Retail	151,713,364	—	—
Internet Software & Services	344,591,748	—	—
IT Services	132,553,096	—	—
Life Sciences Tools & Services	41,157,525	—	—
Machinery	74,632,444	—	—
Media	113,204,525	—	—
Metals & Mining	39,051,879	—	—
Multiline Retail	21,088,185	—	—

Oil, Gas & Consumable Fuels	291,413,726	—	—
Personal Products	29,130,570	—	—
Pharmaceuticals	262,565,953	—	—
Road & Rail	87,278,168	—	—
Semiconductors & Semiconductor Equipment	70,062,948	—	—
Software	205,852,350	—	—
Specialty Retail	109,243,506	—	—
Technology Hardware, Storage & Peripherals	219,586,248	—	—
Textiles, Apparel & Luxury Goods	101,192,886	20,231,803	—
Wireless Telecommunication Services	37,374,298	—	—
Affiliated Money Market Mutual Fund	291,313,435	—	—

Total	$4,185,080,523	$20,231,803	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 67.0%
Aerospace & Defense — 1.9%
Hexcel Corp.*	29,900	$1,187,030
Huntington Ingalls Industries, Inc.	22,000	2,292,620
L-3 Communications Holdings, Inc.	78,200	9,299,544
Lockheed Martin Corp.	84,500	15,444,910
Northrop Grumman Corp.	172,600	22,741,776
Raytheon Co.	92,800	9,430,336
Safran SA (France)	3,828	248,185
Thales SA (France)	12,856	684,227
United Technologies Corp.	115,700	12,217,920

		73,546,548

Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)	10,295	328,155
FedEx Corp.	121,100	19,551,595
Toll Holdings Ltd. (Australia)	7,090	34,972
United Parcel Service, Inc. (Class B Stock)	89,100	8,757,639

		28,672,361

Airlines — 0.3%
Deutsche Lufthansa AG (Germany)	2,372	37,246
International Consolidated Airlines Group SA (United Kingdom)*	10,892	64,778
Ryanair Holdings PLC (Ireland) ADR*	7,800	440,154
Southwest Airlines Co.	233,200	7,875,164
United Continental Holdings, Inc.*	79,100	3,701,089

		12,118,431

Auto Components — 0.6%
Bridgestone Corp. (Japan)	6,800	224,910
Continental AG (Germany)	1,515	286,984
Delphi Automotive PLC (United Kingdom)	126,500	7,759,510
Johnson Controls, Inc.	277,800	12,223,200
Koito Manufacturing Co. Ltd. (Japan)	1,000	27,203
NGK Spark Plug Co. Ltd. (Japan)	2,000	58,850
NOK Corp. (Japan)	4,700	107,897
Sumitomo Rubber Industries Ltd. (Japan)	1,800	25,605
Tenneco, Inc.*	46,300	2,421,953
Toyota Industries Corp. (Japan)	6,600	319,293
Valeo SA (France)	825	91,670

		23,547,075

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	9,105	973,095
Daimler AG (Germany)	18,334	1,400,119
Fiat SpA (Italy)*	9,150	88,186
Fuji Heavy Industries Ltd. (Japan)	32,900	1,089,868
Isuzu Motors Ltd. (Japan)	6,000	84,854
Nissan Motor Co. Ltd. (Japan)	26,100	252,652
Peugeot SA (France)*	57,600	737,036
Renault SA (France)	1,999	144,608
Suzuki Motor Corp. (Japan)	3,700	122,711
Thor Industries, Inc.	77,100	3,970,650
Toyota Motor Corp. (Japan)	20,300	1,194,436
Volkswagen AG (Germany)	301	62,193

		10,120,408

Banks — 3.8%
Aozora Bank Ltd. (Japan)	11,000	37,196
Australia & New Zealand Banking Group Ltd. (Australia)	28,959	782,825
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,439	41,390

Banco Santander SA (Spain)	197,650	1,892,238
Bank Hapoalim BM (Israel)	137,293	774,120
Bank of Queensland Ltd. (Australia)	20,761	211,308
Bank of Yokohama Ltd. (The) (Japan)	12,000	65,986
Bendigo & Adelaide Bank Ltd. (Australia)	4,616	48,145
BNP Paribas SA (France)	3,281	217,755
Chiba Bank Ltd. (The) (Japan)	8,000	55,651
CIT Group, Inc.	68,100	3,129,876
Citigroup, Inc.	474,450	24,585,999
Commonwealth Bank of Australia (Australia)	16,866	1,110,501
Credit Agricole SA (France)	60,134	906,435
Danske Bank A/S (Denmark)	6,931	187,884
DBS Group Holdings Ltd. (Singapore)	18,284	263,702
DNB ASA (Norway)	25,590	478,894
First Niagara Financial Group, Inc.	341,700	2,846,361
Fukuoka Financial Group, Inc. (Japan)	8,000	38,162
Fulton Financial Corp.	157,400	1,743,992
Hachijuni Bank Ltd. (The) (Japan)	4,000	24,039
Hang Seng Bank Ltd. (Hong Kong)	7,900	126,770
Hiroshima Bank Ltd. (The) (Japan)	5,000	24,569
HSBC Holdings PLC (United Kingdom)	201,268	2,045,129
Iyo Bank Ltd. (The) (Japan)	2,700	27,333
JPMorgan Chase & Co.	704,894	42,462,815
KeyCorp	623,600	8,312,588
Lloyds Banking Group PLC (United Kingdom)*	27,715	34,479
Mitsubishi UFJ Financial Group, Inc. (Japan)	257,800	1,452,887
Mizuho Financial Group, Inc. (Japan)	244,000	435,587
National Australia Bank Ltd. (Australia)	1,133	32,227
Natixis (France)	109,279	751,835
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,133	84,926
PNC Financial Services Group, Inc. (The)	85,000	7,274,300
Popular, Inc. (Puerto Rico)*	60,200	1,771,987
Regions Financial Corp.	631,000	6,335,240
Resona Holdings, Inc. (Japan)	91,200	514,494
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	71,742	954,502
Sumitomo Mitsui Financial Group, Inc. (Japan)	29,700	1,210,111
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	35,000	145,721
Svenska Handelsbanken AB (Sweden) (Class A Stock)	19,910	932,416
Swedbank AB (Sweden) (Class A Stock)	9,663	242,305
United Overseas Bank Ltd. (Singapore)	6,000	105,184
Wells Fargo & Co.	594,912	30,858,085
Westpac Banking Corp. (Australia)	53,719	1,508,078

		147,086,027

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	14,828	1,644,402
Asahi Group Holdings Ltd. (Japan)	4,000	115,705
Carlsberg A/S (Denmark) (Class B Stock)	1,092	96,983
Coca-Cola Enterprises, Inc.	132,000	5,855,520
Diageo PLC (United Kingdom)	2,432	70,144
Heineken Holding NV (Netherlands)	361	23,835
Monster Beverage Corp.*	159,200	14,593,864
PepsiCo, Inc.	378,420	35,227,118

		57,627,571

Biotechnology — 2.3%
Actelion Ltd. (Switzerland)	1,110	130,010
Alexion Pharmaceuticals, Inc.*	100,300	16,631,746
Amgen, Inc.	115,708	16,252,346
Biogen Idec, Inc.*	84,700	28,019,607
Celgene Corp.*	19,800	1,876,644
CSL Ltd. (Australia)	5,048	327,240
Gilead Sciences, Inc.*	256,800	27,336,360

		90,573,953

Building Products — 0.1%
A.O. Smith Corp.	53,500	2,529,480
Daikin Industries Ltd. (Japan)	4,400	272,946
Geberit AG (Switzerland)	2,522	812,873

		3,615,299

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	60,457	374,420
Bank of New York Mellon Corp. (The)	258,100	9,996,213
BlackRock, Inc.	43,200	14,183,424
Franklin Resources, Inc.	229,800	12,549,378
Goldman Sachs Group, Inc. (The)	130,300	23,919,171
Investec PLC (South Africa)	83,607	702,006
Lazard Ltd. (Class A Stock)	27,800	1,409,460
Macquarie Group Ltd. (Australia)	2,998	150,858
Partners Group Holding AG (Switzerland)	183	48,099
Waddell & Reed Financial, Inc. (Class A Stock)	51,500	2,662,035

		65,995,064

Chemicals — 1.5%
Air Water, Inc. (Japan)	2,000	29,792
Asahi Kasei Corp. (Japan)	20,000	162,647
BASF SE (Germany)	7,244	660,782
Cabot Corp.	20,900	1,061,093
Celanese Corp. Series A	89,700	5,249,244
Daicel Corp. (Japan)	87,000	941,538
Dow Chemical Co. (The)	308,500	16,177,740
Eastman Chemical Co.	32,700	2,645,103
Hitachi Chemical Co. Ltd. (Japan)	1,100	19,538
K+S AG (Germany)	24,702	696,835
Kaneka Corp. (Japan)	3,000	16,807
Kuraray Co. Ltd. (Japan)	3,600	42,288
LyondellBasell Industries NV (Netherlands) (Class A Stock)	182,100	19,786,986
Nitto Denko Corp. (Japan)	1,600	87,610
PPG Industries, Inc.	9,000	1,770,660
Westlake Chemical Corp.	89,900	7,784,441
Yara International ASA (Norway)	18,067	907,181

		58,040,285

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd. (Japan)	6,000	60,205
Secom Co. Ltd. (Japan)	2,200	131,064
Toppan Printing Co. Ltd. (Japan)	6,000	43,119

		234,388

Communications Equipment — 1.5%
Cisco Systems, Inc.	1,049,300	26,410,881
Harris Corp.	15,400	1,022,560
QUALCOMM, Inc.	430,600	32,195,962

		59,629,403

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	20,089	770,006
Hochtief AG (Germany)	9,818	673,818
Koninklijke Boskalis Westminster NV (Netherlands)	848	47,691
Leighton Holdings Ltd. (Australia)	38,895	657,896
Obayashi Corp. (Japan)	7,000	47,906
Taisei Corp. (Japan)	11,000	62,059

		2,259,376

Construction Materials
HeidelbergCement AG (Germany)	1,480	97,415
Taiheiyo Cement Corp. (Japan)	12,000	45,260

		142,675

Consumer Finance — 0.9%
Capital One Financial Corp.	232,700	18,992,974
Discover Financial Services	251,100	16,168,329

		35,161,303

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	700	22,965
H&R Block, Inc.	95,700	2,967,657

		2,990,622

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	241,300	33,333,182
Industrivarden AB (Sweden) (Class C Stock)	39,102	680,715
Investment AB Kinnevik (Sweden)	14,927	538,276
Investor AB (Sweden) (Class B Stock)	19,476	685,743
McGraw-Hill Financial, Inc.	17,100	1,444,095
ORIX Corp. (Japan)	14,000	193,276

		36,875,287

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	585,147	20,620,580
Belgacom SA (Belgium)	1,626	56,612
BT Group PLC (United Kingdom)	198,629	1,218,384
Nippon Telegraph & Telephone Corp. (Japan)	16,900	1,048,042
Orange SA (France)	66,947	999,029
PCCW Ltd. (Hong Kong)	1,137,000	714,574
Telecom Italia SpA (Italy)	259,305	229,206
Telefonica SA (Spain)	42,835	661,556
Telekom Austria AG (Austria)	7,232	65,174
Verizon Communications, Inc.	442,088	22,099,979

		47,713,136

Electric Utilities — 0.7%
American Electric Power Co., Inc.	43,500	2,271,135
AusNet Services (Australia)	18,046	21,526
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	33,000	231,267
Chubu Electric Power Co., Inc. (Japan)*	6,300	72,327
Chugoku Electric Power Co., Inc. (The) (Japan)	3,000	38,471
Contact Energy Ltd. (New Zealand)	3,837	17,913
EDP-Energias de Portugal SA (Portugal)	116,565	508,302
Electricite de France (France)	2,447	80,278
Exelon Corp.	89,100	3,037,419
Fortum OYJ (Finland)	34,195	833,745
Hokuriku Electric Power Co. (Japan)	1,700	22,333
Iberdrola SA (Spain)	38,190	272,980
Kansai Electric Power Co., Inc. (The) (Japan)*	7,000	66,143
Kyushu Electric Power Co., Inc. (Japan)*	4,400	47,427
Power Assets Holdings Ltd. (Hong Kong)	18,000	159,097
PPL Corp.	467,200	15,342,848
Red Electrica Corp. SA (Spain)	1,128	97,637
Shikoku Electric Power Co., Inc. (Japan)*	1,800	23,095
Southern Co. (The)(a)	60,000	2,619,000
SSE PLC (United Kingdom)	10,001	250,427
Tohoku Electric Power Co., Inc. (Japan)	4,600	52,281
Tokyo Electric Power Co., Inc. (Japan)*	14,900	52,169

		26,117,820

Electrical Equipment — 0.5%
AMETEK, Inc.	103,600	5,201,756
Emerson Electric Co.	240,300	15,037,974
Fuji Electric Co. Ltd. (Japan)	6,000	29,040
Mitsubishi Electric Corp. (Japan)	39,000	519,916

		20,788,686

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	16,600	918,810
Citizen Holdings Co. Ltd. (Japan)	2,700	17,730
Hitachi High-Technologies Corp. (Japan)	8,100	232,938
Hoya Corp. (Japan)	4,400	147,753
Ibiden Co. Ltd. (Japan)	1,200	23,391
Ingram Micro, Inc. (Class A Stock)*	119,300	3,079,133
Jabil Circuit, Inc.	43,100	869,327
Murata Manufacturing Co. Ltd. (Japan)	2,100	238,697
Omron Corp. (Japan)	18,000	818,064
TDK Corp. (Japan)	1,300	72,722
Tech Data Corp.*	15,800	929,988

		7,348,553

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	258,600	16,824,516
Helmerich & Payne, Inc.	103,400	10,119,758
National Oilwell Varco, Inc.	168,600	12,830,460
Oil States International, Inc.*	26,300	1,627,970
RPC, Inc.	129,600	2,846,016
Transocean Ltd.(a)	3,652	117,463
Unit Corp.*	14,200	832,830

		45,199,013

Food & Staples Retailing — 1.4%
Carrefour SA (France)	6,394	197,476
Casino Guichard Perrachon SA (France)	6,608	710,929
CVS Health Corp.	87,800	6,988,002
Delhaize Group SA (Belgium)	1,068	74,223
Distribuidora Internacional de Alimentacion SA (Spain)	6,445	46,187
J. Sainsbury PLC (United Kingdom)(a)	173,695	706,311
Koninklijke Ahold NV (Netherlands)	45,084	729,268
Kroger Co. (The)	356,700	18,548,400
Lawson, Inc. (Japan)	700	48,974
Metcash Ltd. (Australia)	6,319	14,553
Tesco PLC (United Kingdom)	88,609	264,697
Wal-Mart Stores, Inc.	349,200	26,703,324
Wesfarmers Ltd. (Australia)	4,957	182,674
WM Morrison Supermarkets PLC (United Kingdom)	52,294	142,290

		55,357,308

Food Products — 1.3%
Archer-Daniels-Midland Co.	138,100	7,056,910
Bunge Ltd.	58,900	4,961,147
Golden Agri-Resources Ltd. (Singapore)	1,172,000	473,510
Hormel Foods Corp.	19,800	1,017,522
Kellogg Co.	129,800	7,995,680
Lindt & Spruengli AG (Switzerland)	1	59,269
Nestle SA (Switzerland)	24,764	1,819,932
Nippon Meat Packers, Inc. (Japan)	32,000	679,448
Pilgrim’s Pride Corp.*(a)	191,200	5,843,072

Sanderson Farms, Inc.	45,200	3,975,340
Tyson Foods, Inc. (Class A Stock)	363,400	14,307,058
Unilever NV (United Kingdom)	34,551	1,371,169
Unilever PLC (United Kingdom)	13,556	567,423
Wilmar International Ltd. (Singapore)	299,000	723,223

		50,850,703

Gas Utilities — 0.2%
AGL Resources, Inc.	175,900	9,030,706
Enagas SA (Spain)	1,942	62,453
Snam SpA (Italy)(a)	20,358	112,414

		9,205,573

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	431,400	17,941,926
Baxter International, Inc.	21,700	1,557,409
Becton, Dickinson and Co.	137,600	15,660,256
Boston Scientific Corp.*	288,300	3,404,823
C.R. Bard, Inc.	75,200	10,731,792
Smith & Nephew PLC (United Kingdom)	9,198	154,725
Sonova Holding AG (Switzerland)	567	90,341

		49,541,272

Health Care Providers & Services — 1.7%
Aetna, Inc.	199,900	16,191,900
Alfresa Holdings Corp. (Japan)	8,000	115,168
Cigna Corp.	95,400	8,651,826
Express Scripts Holding Co.*	148,500	10,488,555
Fresenius Medical Care AG & Co. KGaA (Germany)	941	65,546
Fresenius SE & Co. KGaA (Germany)	3,983	196,638
Medipal Holdings Corp. (Japan)	50,700	616,256
Ramsay Health Care Ltd. (Australia)	1,336	58,544
Sonic Healthcare Ltd. (Australia)	3,921	60,166
Suzuken Co. Ltd. (Japan)	700	20,166
UnitedHealth Group, Inc.	191,700	16,534,125
WellPoint, Inc.(a)	97,100	11,615,102

		64,613,992

Health Care Technology — 0.2%
Cerner Corp.*(a)	142,500	8,488,725

Healthcare Providers & Services — 0.1%
Miraca Holdings, Inc. (Japan)	600	24,830
Universal Health Services, Inc. (Class B Stock)	19,500	2,037,750

		2,062,580

Hotels, Restaurants & Leisure — 1.5%
Carnival PLC	1,944	77,410
Chipotle Mexican Grill, Inc.*	1,900	1,266,521
Marriott Vacations Worldwide Corp.*	41,300	2,618,833
McDonald’s Corp.	274,900	26,063,269
Oriental Land Co. Ltd. (Japan)	1,700	321,261
Tabcorp Holdings Ltd. (Australia)	7,837	24,782
TUI Travel PLC (United Kingdom)	5,282	33,244
Whitbread PLC (United Kingdom)	1,821	122,363
Wyndham Worldwide Corp.	173,500	14,098,610
Yum! Brands, Inc.	201,700	14,518,366

		59,144,659

Household Durables — 0.1%
Electrolux AB (Sweden)	2,490	65,587
Panasonic Corp. (Japan)	91,800	1,094,107
Persimmon PLC (United Kingdom)	22,502	484,186

Sekisui Chemical Co. Ltd. (Japan)	5,000	57,465
Sony Corp. (Japan)	36,800	660,458

		2,361,803

Household Products — 0.9%
Colgate-Palmolive Co.	144,600	9,430,812
Henkel AG & Co. KGaA (Germany)	8,425	785,665
Kimberly-Clark Corp.	157,400	16,931,518
Procter & Gamble Co. (The)	80,505	6,741,489
Reckitt Benckiser Group PLC (United Kingdom)	1,613	139,455
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	6,210	147,557

		34,176,496

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	593,900	8,421,502
Calpine Corp.*	147,700	3,205,090
Electric Power Development Co. Ltd. (Japan)	1,200	39,210

		11,665,802

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	33,300	2,676,654
General Electric Co.	2,046,700	52,436,454
Hopewell Holdings Ltd. (Hong Kong)	134,500	470,761
Hutchison Whampoa Ltd. (Hong Kong)	22,000	265,949
Keppel Corp. Ltd. (Singapore)	94,000	773,184
NWS Holdings Ltd. (Hong Kong)	155,000	275,673
Roper Industries, Inc.	8,600	1,258,094
Siemens AG (Germany)	1,997	237,628

		58,394,397

Insurance — 1.5%
Aflac, Inc.	289,000	16,834,250
Allianz SE (Germany)	8,932	1,441,917
American Financial Group, Inc.	89,000	5,152,210
AXA SA (France)	46,535	1,146,283
Baloise Holding AG (Switzerland)	5,739	733,625
Direct Line Insurance Group PLC (United Kingdom)	90,925	432,745
Genworth Financial, Inc. (Class A Stock)*	743,000	9,733,300
Gjensidige Forsikring ASA (Norway)	13,061	276,274
Insurance Australia Group Ltd. (Australia)	150,936	808,920
Legal & General Group PLC (United Kingdom)	61,395	227,180
PartnerRe Ltd.	55,700	6,120,873
Prudential PLC (United Kingdom)	27,111	602,710
Sampo OYJ (Finland) (Class A Stock)	4,750	229,670
Suncorp Group Ltd. (Australia)	42,337	520,380
Swiss Life Holding AG (Switzerland)	3,295	785,179
Swiss Re AG (Switzerland)	2,327	185,188
Tokio Marine Holdings, Inc. (Japan)	1,900	58,952
Travelers Cos., Inc. (The)	49,800	4,678,212
UnipolSai SpA (Italy)	247,787	697,530
Unum Group	229,200	7,879,896

		58,545,294

Internet & Catalog Retail — 0.5%
Priceline Group, Inc. (The)*	18,100	20,970,298

Internet Software & Services — 2.6%
Facebook, Inc. (Class A Stock)*	475,400	37,575,616
Google, Inc. (Class A Stock)*	43,600	25,654,676
Google, Inc. (Class C Stock)*	61,400	35,449,904

		98,680,196

IT Services — 1.6%
Broadridge Financial Solutions, Inc.	124,400	5,178,772
Cap Gemini SA (France)	11,638	834,607
Cognizant Technology Solutions Corp. (Class A Stock)*	310,900	13,918,993
Computer Sciences Corp.	55,900	3,418,285
DST Systems, Inc.	79,500	6,671,640
Fiserv, Inc.*	205,600	13,288,956
Fujitsu Ltd. (Japan)	20,000	123,092
iGATE Corp.*	50,200	1,843,344
International Business Machines Corp.	84,100	15,964,703
Syntel, Inc.*	25,100	2,207,294

		63,449,686

Leisure Products
Namco Bandai Holdings, Inc. (Japan)	1,800	46,307
Shimano, Inc. (Japan)	800	97,315
Yamaha Corp. (Japan)	1,500	19,611

		163,233

Life Sciences Tools & Services
Lonza Group AG (Switzerland)	567	68,321

Machinery — 1.1%
Amada Co. Ltd. (Japan)	20,000	190,681
CNH Industrial NV (United Kingdom)	10,122	80,177
Cummins, Inc.	25,800	3,405,084
Dover Corp.	35,900	2,883,847
FANUC Corp. (Japan)	2,000	361,705
IHI Corp. (Japan)	10,000	51,823
Illinois Tool Works, Inc.	213,600	18,032,112
Komatsu Ltd. (Japan)	9,800	226,489
Kone Oyj (Class B Stock) (Finland)	20,242	810,400
Kubota Corp. (Japan)	12,000	190,001
Makita Corp. (Japan)	1,200	67,790
MAN SE (Germany)	372	41,863
Mitsubishi Heavy Industries Ltd. (Japan)	31,000	199,573
NSK Ltd. (Japan)	12,000	171,157
Oshkosh Corp.	142,000	6,269,300
Parker Hannifin Corp.	64,300	7,339,845
THK Co. Ltd. (Japan)	1,200	29,903
Timken Co. (The)	25,900	1,097,901
Vallourec SA (France)	1,165	53,613
Wartsila OYJ Abp (Finland)	3,164	140,986
Yangzijiang Shipbuilding Holdings Ltd. (China)	35,000	32,341

		41,676,591

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	41	94,576
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	366	866,997
Kuehne + Nagel International AG (Switzerland)	2,071	260,953
Mitsui OSK Lines Ltd. (Japan)	11,000	35,147
Nippon Yusen K.K. (Japan)	17,000	44,822

		1,302,495

Media — 1.9%
Comcast Corp. (Class A Stock)	560,673	30,152,994
Dentsu, Inc. (Japan)	2,300	87,607
DIRECTV*	187,800	16,248,456
Hakuhodo DY Holdings, Inc. (Japan)	2,400	24,296
ITV PLC (United Kingdom)	282,650	949,041
Lagardere SCA (France)	1,813	48,516
RTL Group SA (Germany)	397	33,994
Walt Disney Co. (The)	303,400	27,011,702
Wolters Kluwer NV (Netherlands)	5,359	142,911

		74,699,517

Metals & Mining — 0.7%
Antofagasta PLC (United Kingdom)	54,958	639,502
BHP Billiton Ltd. (Australia)	46,427	1,368,366
BHP Billiton PLC (Australia)	44,156	1,221,374
Century Aluminum Co.*	39,100	1,015,427
Compass Minerals International, Inc.	50,600	4,264,568
Fortescue Metals Group Ltd. (Australia)	16,028	48,693
JFE Holdings, Inc. (Japan)	5,000	99,882
Kobe Steel Ltd. (Japan)	318,000	516,423
Mitsubishi Materials Corp. (Japan)	11,000	35,592
Nippon Steel & Sumitomo Metal Corp. (Japan)	80,000	207,691
Reliance Steel & Aluminum Co.	20,900	1,429,560
Rio Tinto Ltd. (United Kingdom)	4,675	243,455
Rio Tinto PLC (United Kingdom)	5,358	262,540
Southern Copper Corp.(a)	240,800	7,139,720
Steel Dynamics, Inc.	218,200	4,933,502
Sumitomo Metal Mining Co. Ltd. (Japan)	58,000	816,278
Voestalpine AG (Austria)	15,095	596,090
Worthington Industries, Inc.	57,700	2,147,594

		26,986,257

Multi-Utilities — 0.6%
Centrica PLC (United Kingdom)	51,880	258,566
Consolidated Edison, Inc.	43,800	2,481,708
GDF Suez (France)	38,112	955,872
National Grid PLC (United Kingdom)	88,696	1,274,988
Public Service Enterprise Group, Inc.	339,700	12,650,428
SCANA Corp.(a)	95,900	4,757,599

		22,379,161

Multiline Retail — 0.7%
Big Lots, Inc.	57,900	2,492,595
Dillard’s, Inc. (Class A Stock)	51,100	5,568,878
Macy’s, Inc.	316,200	18,396,516
Next PLC (United Kingdom)	8,218	879,608
Takashimaya Co. Ltd. (Japan)	3,000	25,094

		27,362,691

Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	190,100	19,283,744
BP PLC (United Kingdom)	301,177	2,203,197
Chesapeake Energy Corp.	261,900	6,021,081
Chevron Corp.	180,956	21,591,670
ConocoPhillips	329,634	25,223,594
Eni SpA (Italy)	32,382	768,307
EOG Resources, Inc.	190,800	18,893,016
EQT Corp.	51,500	4,714,310
Exxon Mobil Corp.	670,216	63,033,815
Hess Corp.	76,900	7,253,208
Idemitsu Kosan Co. Ltd. (Japan)	800	16,992
Marathon Petroleum Corp.	132,200	11,193,374
Occidental Petroleum Corp.	167,600	16,114,740
Repsol SA (Spain)	9,167	217,480
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	55,170	2,108,606
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	25,906	1,024,160
Showa Shell Sekiyu K.K. (Japan)	2,000	19,081
SM Energy Co.	39,400	3,073,200
Statoil ASA (Norway)	29,923	814,677

Total SA (France)	33,527	2,171,022
Valero Energy Corp.	335,600	15,528,212
Woodside Petroleum Ltd. (Australia)	6,954	246,920

		221,514,406

Paper & Forest Products
Oji Holdings Corp. (Japan)	8,000	30,287
UPM-Kymmene OYJ (Finland)	14,763	209,861

		240,148

Pharmaceuticals — 4.2%
Allergan, Inc.	41,700	7,430,523
AstraZeneca PLC (United Kingdom)	13,691	981,130
Bayer AG (Germany)	6,588	916,648
Bristol-Myers Squibb Co.	402,500	20,599,950
Eli Lilly & Co.	150,300	9,746,955
GlaxoSmithKline PLC (United Kingdom)	53,927	1,231,908
Jazz Pharmaceuticals PLC*	10,700	1,717,992
Johnson & Johnson	512,798	54,659,139
Merck & Co., Inc.	252,900	14,991,912
Merck KGaA (Germany)	2,282	209,752
Novartis AG (Switzerland)	32,251	3,037,024
Novo Nordisk A/S (Denmark) (Class B Stock)	4,080	194,256
Orion OYJ (Finland) (Class B Stock)	902	35,219
Otsuka Holdings Co. Ltd. (Japan)	28,100	968,559
Pfizer, Inc.	1,290,997	38,174,781
Roche Holding AG (Switzerland)	9,623	2,841,702
Sanofi (France)	11,128	1,258,257
Shionogi & Co. Ltd. (Japan)	3,100	71,147
Shire PLC (Ireland)	596	51,424
Teva Pharmaceutical Industries Ltd. (Israel)	22,458	1,208,693

		160,326,971

Professional Services
Adecco SA (Switzerland)	870	58,813
Capita PLC (United Kingdom)	45,020	847,514

		906,327

Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities, Inc.	35,800	1,304,910
American Capital Agency Corp.	300,000	6,375,000
American Capital Mortgage Investment Corp.	39,000	733,980
American Tower Corp.	57,500	5,383,725
Annaly Capital Management, Inc.	1,110,100	11,855,868
Apollo Residential Mortgage, Inc.	48,400	746,812
CapitaCommercial Trust (Singapore)	21,000	26,241
CapitaMall Trust (Singapore)	25,000	37,414
Chambers Street Properties(a)	252,000	1,897,560
Dexus Property Group (Australia)	567,244	550,759
Federation Centres Ltd. (Australia)	316,717	714,516
Franklin Street Properties Corp.	89,800	1,007,556
Geo Group, Inc. (The)	28,100	1,073,982
GPT Group (Australia)	17,850	60,450
Hospitality Properties Trust	213,900	5,743,215
Intu Properties PLC (United Kingdom)	142,659	743,221
Invesco Mortgage Capital, Inc.	199,300	3,132,996
Land Securities Group PLC (United Kingdom)	8,020	134,657
Link REIT (The) (Hong Kong)	161,000	929,072
Prologis, Inc.	183,400	6,914,180
Resource Capital Corp.	180,400	878,548
Strategic Hotels & Resorts, Inc.*	76,000	885,400

		51,130,062

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	375,100	11,155,474
Cheung Kong Holdings Ltd. (Hong Kong)	39,000	641,548
Daiwa House Industry Co. Ltd. (Japan)	6,000	107,790
Deutsche Wohnen AG (Germany)	21,280	453,226
Henderson Land Development Co. Ltd. (Hong Kong)	12,100	78,333
Hysan Development Co. Ltd. (Hong Kong)	152,000	701,325
Jones Lang LaSalle, Inc.	64,000	8,085,760
Kerry Properties Ltd. (Hong Kong)	7,000	23,467
Lend Lease Group (Australia)	5,666	71,141
Wheelock & Co. Ltd. (Hong Kong)	78,000	372,067

		21,690,131

Road & Rail — 1.2%
Asciano Ltd. (Australia)	10,266	54,267
Aurizon Holdings Ltd. (Australia)	20,678	81,909
Central Japan Railway Co. (Japan)	1,500	202,333
ComfortDelGro Corp. Ltd. (Singapore)	21,000	39,447
CSX Corp.	236,100	7,569,366
Hankyu Hanshin Holdings, Inc. (Japan)	12,000	69,877
MTR Corp. Ltd. (Hong Kong)	14,500	56,859
Norfolk Southern Corp.	108,600	12,119,760
Union Pacific Corp.	224,100	24,296,922
West Japan Railway Co. (Japan)	1,700	76,080

		44,566,820

Semiconductors & Semiconductor Equipment — 2.1%
Avago Technologies Ltd. (Singapore)	35,200	3,062,400
Broadcom Corp. (Class A Stock)	119,500	4,830,190
Infineon Technologies AG (Germany)	69,510	715,466
Integrated Device Technology, Inc.*	171,200	2,730,640
Intel Corp.	1,229,700	42,818,154
Rohm Co. Ltd. (Japan)	2,900	182,598
Skyworks Solutions, Inc.(a)	98,600	5,723,730
Texas Instruments, Inc.	410,000	19,552,900

		79,616,078

Software — 2.3%
CA, Inc.	105,400	2,944,876
Electronic Arts, Inc.*(a)	71,000	2,528,310
Manhattan Associates, Inc.*	59,900	2,001,858
Microsoft Corp.	869,900	40,328,564
Oracle Corp.	788,900	30,199,092
SAP AG (Germany)	342	24,682
Solera Holdings, Inc.	12,900	727,044
Symantec Corp.	507,600	11,933,676

		90,688,102

Specialty Retail — 1.4%
Aaron’s, Inc.	153,100	3,723,392
ABC-Mart, Inc. (Japan)	300	15,322
Best Buy Co., Inc.	159,200	5,347,528
Dick’s Sporting Goods, Inc.	81,900	3,593,772
Dixons Carphone PLC (United Kingdom)	92,064	545,848
DSW, Inc. (Class A Stock)	35,200	1,059,872
Finish Line, Inc. (The) (Class A Stock)	68,500	1,714,555
Gap, Inc. (The)	319,700	13,328,293
Hennes & Mauritz AB (Class B Stock) (Sweden)	20,737	857,475
Lowe’s Cos., Inc.	265,200	14,034,384
Nitori Holdings Co. Ltd. (Japan)	700	43,369
Ross Stores, Inc.	131,300	9,923,654
TJX Cos., Inc. (The)	18,400	1,088,728
Yamada Denki Co. Ltd. (Japan)	9,200	26,853

		55,303,045

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	716,500	72,187,375
Brother Industries Ltd. (Japan)	28,300	522,988
Canon, Inc. (Japan)	11,700	380,670
EMC Corp.	159,400	4,664,044
FUJIFILM Holdings Corp. (Japan)	9,700	298,053
Hewlett-Packard Co.	741,900	26,315,193
Nokia OYJ (Finland)	23,255	197,461
Ricoh Co. Ltd. (Japan)	7,500	80,575
Seiko Epson Corp. (Japan)	22,100	1,064,843

		105,711,202

Textiles, Apparel & Luxury Goods — 0.6%
Michael Kors Holdings Ltd.*	194,100	13,856,799
Pandora A/S (Denmark)	10,759	840,027
Steven Madden Ltd.*	78,000	2,513,940
Swatch Group AG (The) (Switzerland)	438	38,265
VF Corp.	80,000	5,282,400

		22,531,431

Tobacco — 0.9%
Altria Group, Inc.	225,800	10,373,252
British American Tobacco PLC (United Kingdom)	19,617	1,105,423
Imperial Tobacco Group PLC (United Kingdom)	25,924	1,116,175
Japan Tobacco, Inc. (Japan)	32,100	1,043,103
Philip Morris International, Inc.	247,800	20,666,520

		34,304,473

Trading Companies & Distributors — 0.1%
Bunzl PLC (United Kingdom)	3,549	92,343
ITOCHU Corp. (Japan)	15,800	192,965
Marubeni Corp. (Japan)	17,000	116,329
Mitsubishi Corp. (Japan)	45,200	925,707
Mitsui & Co. Ltd. (Japan)	18,300	288,666
Sojitz Corp. (Japan)	417,800	655,921
Sumitomo Corp. (Japan)	57,100	630,220
Travis Perkins PLC (United Kingdom)	7,789	209,270

		3,111,421

Transportation Infrastructure
Groupe Eurotunnel SA (France)	3,174	38,772

Water Utilities
Severn Trent PLC (United Kingdom)	2,351	71,428

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	18,600	1,118,906
Millicom International Cellular SA, (Luxembourg), SDR	681	54,544
SoftBank Corp. (Japan)	200	13,970
Vodafone Group PLC (United Kingdom)	282,414	930,612

		2,118,032

TOTAL COMMON STOCKS (cost $1,984,597,022)		2,591,419,183

EXCHANGE TRADED FUND iShares MSCI EAFE Index Fund(a) (cost $800,532)	14,000	897,680

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	548	44,447
Volkswagen AG (Germany) (PRFC)	2,540	524,533

		568,980

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	22,000	592,240

TOTAL PREFERRED STOCKS (cost $1,184,178)		1,161,220

	Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/13/14 (cost $349)	3,439	343

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.494	%(b)	04/25/19	476	471,778

Collateralized Loan Obligations — 1.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414	%(b)	04/20/25	2,550	2,520,921
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	482,383
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.954	%(b)	05/15/20	3,900	3,924,999
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424	%(b)	07/13/25	2,700	2,669,147
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766	%(b)	04/28/26	1,500	1,502,747
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(b)	10/15/26	750	749,625
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434	%(b)	07/15/24	1,200	1,186,567
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383	%(b)	04/17/25	2,100	2,073,755
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.784	%(b)	04/20/26	2,200	2,202,206
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.034	%(b)	04/20/26	450	441,864
Chatham Light CLO Ltd., Series 2005-2A, Class A1, 144A	0.489	%(b)	08/03/19	32	32,014
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.704	%(b)	01/20/26	2,300	2,300,959
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.482	%(b)	07/22/20	449	446,106
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.704	%(b)	03/15/20	1,000	990,738
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(b)	10/15/26	1,250	1,250,858
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.004	%(b)	06/15/18	5,500	5,505,891
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374	%(b)	04/15/24	1,850	1,825,536
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819	%(b)	05/15/26	300	300,109

KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403	%(b)	07/15/26	500	497,108
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(b)	07/25/26	3,750	3,742,236
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708	%(b)	04/15/26	2,300	2,302,109
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.701	%(b)	05/18/23	600	599,973
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.485	%(b)	02/22/20	21	21,170
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.715	%(b)	11/22/23	1,200	1,201,046
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154	%(b)	04/20/21	1,291	1,288,120
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382	%(b)	07/22/25	1,200	1,184,074
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704	%(b)	07/17/26	800	800,773
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	500,787
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284	%(b)	04/15/25	3,200	3,146,975
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.881	%(b)	08/17/22	500	505,263
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934	%(b)	10/20/23	1,100	1,113,067
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,237	1,236,567
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354	%(b)	07/15/25	2,700	2,661,133
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.727	%(b)	04/20/26	1,850	1,853,379
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	500,863

					53,561,068

Non-Residential Mortgage-Backed Security — 0.1%
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%		11/15/25	2,000	1,998,434

Residential Mortgage-Backed Securities — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.805	%(b)	03/25/33	272	256,920
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.144	%(b)	07/25/35	302	293,930
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.054	%(b)	07/25/34	368	350,851
GSAMP Trust, Series 2004-HE2, Class A3C	1.315	%(b)	09/25/34	674	655,427
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.950	%(b)	06/25/34	691	665,286
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.355	%(b)	05/25/33	412	386,342
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.100	%(b)	06/25/34	908	851,733
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.205	%(b)	12/27/33	777	748,945
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.055	%(b)	07/25/32	400	381,960
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.430	%(b)	09/25/32	479	472,219

Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.920%(b)	02/25/34	824	774,455

				5,838,068

TOTAL ASSET-BACKED SECURITIES (cost $61,495,312)				61,869,348

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	3.750%	05/15/20	750	742,500

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/07/20	1,000	972,500

Foods
ARAMARK Corp.	3.250%	09/09/19	534	523,897
Big Heart Pet Brands, Inc.	3.500%	03/09/20	854	822,516

				1,346,413

Healthcare & Pharmaceutical — 0.1%
Biomet, Inc.	3.737%	07/25/17	1,000	992,969
Grifols SA	3.233%	02/26/21	249	244,017
RPI Finance Trust (Luxembourg)	3.250%	11/09/18	1,040	1,037,452

				2,274,438

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%	05/06/21	1,097	1,086,277
First Data Corp.	3.733%	03/26/18	1,134	1,111,072
TransUnion LLC/TransUnion Financing Corp.	4.000%	04/09/21	498	489,623

				2,686,972

TOTAL BANK LOANS (cost $8,096,663)				8,022,823

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	305	311,732
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	1,999	1,700,702
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.705%(b)	02/25/35	412	406,368
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.624%(b)	03/25/35	350	320,438
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.557%(b)	02/25/37	873	854,088
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.490%(b)	07/25/35	507	513,625
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19	95	96,859
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.473%(b)	02/25/34	388	393,408
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20	134	135,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,889,770)				4,732,543

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%	10/10/45	3,900	3,967,618
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%(b)	04/10/49	5,322	5,728,425
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.754%(b)	04/10/49	1,500	1,523,523

Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%	02/10/51	105	105,310
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%(b)	12/10/49	1,000	1,096,990
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	1,100	1,062,548
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	2,750	2,781,683
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	2,800	2,780,439
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	1,113	1,183,552
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%	10/15/45	3,100	3,097,365
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	950,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%	03/10/46	1,700	1,665,109
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%	07/10/45	1,400	1,476,934
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%	02/10/47	2,700	2,764,630
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%(b)	04/10/37	8,050	8,244,053
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%(b)	04/10/37	4,500	4,665,074
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%	03/10/39	1,135	1,150,618
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	2,800	2,824,808
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	2,300	2,341,920
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%(b)	02/15/39	2,700	2,817,536
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.642%(b)	02/15/39	640	673,523
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%	04/15/37	1,900	1,923,053
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%(b)	12/25/23	2,515	2,619,166
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%	12/25/21	3,500	3,545,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%	05/25/22	2,000	1,952,336
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.603%(b)	05/25/22	25,485	2,261,727
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.641%(b)	06/25/22	7,213	660,839
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%(b)	02/25/23	5,800	5,997,861
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%(b)	07/25/23	2,400	2,512,282
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.848%(b)	08/25/16	7,062	162,410
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.910%(b)	05/25/19	19,708	1,373,626
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830%(b)	07/25/19	20,808	1,415,093
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.490%(b)	11/10/45	2,585	2,654,190
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.452%(b)	03/10/44	1,993	2,078,003
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587%(b)	04/10/38	1,555	1,578,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%	07/15/42	168	167,974

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%	07/15/42	1,000	1,020,049
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%	07/15/42	227	227,668
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%(b)	10/15/42	1,270	1,310,103
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%	05/12/45	1,332	1,369,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	2,009	2,081,586
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	1,700	1,621,373
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	3,900	3,802,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	2,700	2,781,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,400	1,336,891
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%(b)	11/15/40	1,510	1,576,082
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%(b)	05/12/39	930	986,901
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%(b)	02/12/39	530	557,486
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%(b)	06/12/46	1,772	1,882,132
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%	03/12/51	1,964	1,967,186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	1,500	1,455,858
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%(b)	10/15/42	2,175	2,268,613
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%	02/12/44	214	214,377
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%	02/12/44	2,037	2,062,288
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%(b)	06/11/42	282	283,062
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,700	1,653,435
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	3,900	3,809,536
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	1,800	1,764,432
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.896%(b)	05/15/43	593	622,733
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%	04/15/47	4,500	4,810,514
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(b)	05/15/46	1,323	1,440,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $128,006,212)				126,710,215

CORPORATE BONDS — 7.4%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 1998-1, Class A	6.648%	09/15/17	112	119,097
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2009-2, Class A	7.250%	11/10/19	633	741,658

Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-1, Class A(a)	4.750%	01/12/21	709	760,896
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2012-2, Class A	4.000%	10/29/24	685	700,418
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1 Class A	6.821%	08/10/22	327	381,073
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A	4.950%	05/23/19	555	596,305
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%	04/15/19	1,072	1,170,983

				4,470,430

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16	2,090	2,185,756
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,395	1,632,150
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%	03/15/17	450	462,460
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%	01/15/16	245	259,683

				4,540,049

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	2,213	2,133,409
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22	645	635,364
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	780	760,750
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%	01/22/24	3,820	3,892,985
Bank of America Corp., Sr. Unsec’d. Notes(a)	4.500%	04/01/15	595	606,579
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	05/13/21	630	691,840
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	1,770	2,027,962
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	1,075	1,198,457
Bank of America Corp., Sr. Unsec’d. Notes,(a)	4.000%	04/01/24	975	985,160
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%	07/12/16	870	908,183
Bank of America Corp., Sub. Notes	5.750%	08/15/16	1,775	1,917,449
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%(b)	12/29/49	2,200	2,371,886
Bank of America NA, Sub. Notes	5.300%	03/15/17	930	1,007,575
Bank of America NA, Sub. Notes	6.000%	10/15/36	410	493,828
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%	10/29/15	1,535	1,554,329
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%	10/30/15	515	540,269
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%	10/02/17	330	373,285
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%	02/01/18	1,175	1,366,974
Capital One Bank USA NA, Sub. Notes(a)	3.375%	02/15/23	1,560	1,528,404
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	2,590	2,613,116
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%	10/25/23	1,900	1,929,351
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%	06/15/16	1,010	1,060,792
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	2,450	2,626,856
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	03/05/38	24	31,677
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	710	1,052,102
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%	05/22/19	1,895	2,368,687
Citigroup, Inc., Sub. Notes(a)	6.125%	08/25/36	570	653,543
Compass Bank, Sr. Unsec’d. Notes	1.850%	09/29/17	1,270	1,269,859
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	970	992,273
Discover Bank, Sub. Notes	7.000%	04/15/20	570	674,345
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	904,483
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	02/07/16	2,000	2,066,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	2,055	2,278,177
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.750%	01/24/22	3,620	4,116,573
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	270	327,030
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%	01/15/17	1,190	1,292,353
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	104	124,154
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	1,910	2,124,384
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	1,025	1,153,434

Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	203,620
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,395	1,427,071
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/31/49	1,275	1,260,656
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,165,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.250%		10/15/20	2,930	3,126,079
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	490	542,990
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,400	1,665,982
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,154,431
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	22,498
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	840	833,700
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,460,921
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	2,360	2,658,080
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,592,830
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,590,677
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	780	973,860
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	105	120,249
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	857,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	990	1,024,806
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	461,701
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,459,192
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	277,315
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	440	523,446
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	2,940	2,934,235
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	455	461,747
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	972,371
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,222,840
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,086,665
Westpac Banking Corp. (Australia), Covered Notes, 144A	2.000%		05/21/19	6,135	6,102,104

					93,836,787

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	618,785
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		02/06/12	1,715	347,288
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		05/02/18	700	144,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	828,097

					1,938,545

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	445,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(d)(e)	5.250%		06/27/29	740	715,950
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	788,748

					1,950,198

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,111,250
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	366,220
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	676,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%		03/01/16	920	952,106
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%		03/15/15	165	167,315
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	860	869,581
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,895,364
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,029,600

					7,067,479

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,205	1,253,200
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,255	1,394,619
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(e)	6.375%	10/15/17	1,302	1,481,163
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(d)(e)	6.700%	06/01/34	420	530,497
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(e)	7.000%	10/15/37	380	501,896
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	190	188,775
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	280	290,289
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(d)(e)	2.500%	03/15/16	1,890	1,928,427
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(e)	3.125%	05/11/15	500	507,065
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	1,445	1,512,015
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,260	1,366,842

				10,954,788

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	758,566
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18	1,275	1,316,437
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	612,197
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	432	686,140
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,103,896
Monsanto Co., Sr. Unsec’d. Notes(a)	4.200%	07/15/34	195	196,422
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	235	232,893
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	381,347
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	1,135	1,266,751
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,300	1,358,500
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	587,625

				8,500,774

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,700	1,928,383

Electric — 0.3%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	191,771
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	712,675
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	290	374,974
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	815,172
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	220	259,665
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	550	701,726
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	558,312
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	800,289
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,295	1,370,620
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	155	159,525
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,425	1,658,595
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	355	359,431
Florida Power & Light Co., First Mtge. Bonds	5.950%	10/01/33	295	370,845
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	145	170,956
Nevada Power Co., Gen. Ref. Mtge.(a)	6.500%	05/15/18	1,260	1,462,203
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	676,209

Northeast Utilities, Sr. Unsec’d. Notes	4.500%	11/15/19	615	669,367
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	345	350,659
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	167,008
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN(a)	5.800%	05/01/37	535	670,441
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	527,082
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	219,066

				13,246,591

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	460	466,900
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	800	873,306

				1,340,206

Energy - Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	1,195	1,354,554
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.450%	09/15/36	325	396,051
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	250	298,322
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.940%(f)	10/10/36	2,000	755,644
Cameron International Corp., Sr. Unsec’d. Notes	4.500%	06/01/21	2,200	2,353,531
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%	11/01/43	65	69,472
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	1,070	1,149,976
Phillips 66, Gtd. Notes	2.950%	05/01/17	490	509,112
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,500	1,733,085
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	920	919,894
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	810	883,409

				10,423,050

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	1,917,795
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	379,100
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	985	1,223,255
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,400	1,366,750
Delhaize Group SA (Belgium), Gtd. Notes	6.500%	06/15/17	480	537,416
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	735	795,263

				6,219,579

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%	11/01/18	1,000	1,015,000

Healthcare & Pharmaceutical — 0.3%
Actavis Funding SCS, Gtd. Notes, 144A(a)	4.850%	06/15/44	545	512,024
Actavis, Inc., Sr. Unsec’d. Notes	6.125%	08/15/19	445	508,592
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	1,640	1,730,966
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	1,100	1,130,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	216,739
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	1,100	1,082,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	180	182,056
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	580	612,996
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%	12/01/28	165	205,364
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	425	429,963
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%	05/06/44	1,325	1,377,834
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	5,305	5,297,393
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	74,749
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	120	120,659

				13,481,710

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%		09/15/18	1,570	1,829,931
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	666,902
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	788,054
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	807,455
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	260	241,883
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	218,549
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	420	551,277
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	550,736
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	379,939
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	354,177

					6,388,903

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	586,344
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	153,556
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	570	563,126
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	2,425	2,885,064
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	990	1,209,240
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	2,655	2,744,771
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,174,404
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(b)	03/29/67	1,300	1,425,125
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	842,085
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	444,911
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,096,881
Lincoln National Corp., Jr. Sub. Notes	6.050	%(b)	04/20/67	260	265,850
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	492	617,790
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	938,411
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	770,682
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	204,788
MetLife, Inc., Sr. Unsec’d. Notes(a)	5.700%		06/15/35	835	999,998
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	512,365
New York Life Insurance Co., Sub. Notes, 144A(a)	6.750%		11/15/39	660	869,505
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	458,209
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	781,163
Pacific Life Insurance Co., Sub. Notes, 144A(a)	9.250%		06/15/39	910	1,409,710
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	133,528
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	805,284
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,868,041
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	398,271
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	555	570,836
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	517,897

					25,247,835

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,065,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	593,905
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	971,333
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,800	3,245,920
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	491,496
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	4.250%		03/01/22	1,055	1,068,158

					7,435,812

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	612,628
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	1,315	1,560,228
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	115,641

CBS Corp., Gtd. Notes (original cost $161,953; purchased 07/16/12)(d)(e)	4.850%	07/01/42	155	152,453
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	505	681,303
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	1,300	1,410,500
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	210	246,587
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,465	1,727,613
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	90	121,479
Viacom, Inc., Sr. Unsec’d. Notes (original cost $188,796; purchased 02/11/14)(d)(e)	4.875%	06/15/43	200	199,552
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 7/25/13)(d)(e)	4.500%	02/27/42	50	47,113
Viacom, Inc., Sr. Unsec’d. Notes (original cost $422,250; purchased 08/12/13)(d)(e)	5.850%	09/01/43	425	472,247

				7,347,344

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	920	1,009,263
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	1,110	1,122,406
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	1,220	1,240,356
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.850%	11/10/14	1,185	1,187,631
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	35	34,503
Southern Copper Corp., Sr. Unsec’d. Notes(a)	7.500%	07/27/35	425	506,715

				5,100,874

Non-Captive Finance — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	775	751,750
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,040	1,254,413
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	920	1,072,974
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.875%	01/10/39	2,270	3,055,161
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	391,875
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	270,000

				6,796,173

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,100	1,039,500

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(e)	5.400%	11/01/20	290	327,696
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,814,324
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	608,856
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	800	857,536

				3,608,412

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	716,706
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	510	570,413
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	245	270,280
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	394,151
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	172,698

				2,124,248

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	836,430
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	886,506
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	117,070

				1,840,006

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	908,534
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	85,083
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	305,114
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	234,835
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,533,829

				5,067,395

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	225	252,090
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	763,278
Limited Brands, Inc., Gtd. Notes, Gtd. Notes(a)	5.625%	02/15/22	1,450	1,511,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	482,213
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	375,014
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	345,331

				3,729,551

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	400	410,298
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	2,410	2,490,590
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	926,663
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	605	617,100

				4,444,651

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	558,921
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	10,329
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	1,305	1,285,766
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	864,223
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	628,110
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(e)	7.082%	06/01/16	325	353,953
Embarq Corp., Sr. Unsec’d. Notes (original cost $774,946; purchased 05/12/06)(d)(e)	7.995%	06/01/36	775	837,697
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	1,440	1,440,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	1,075	1,130,766
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	930	1,132,943
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	2,000	2,498,784
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,681,012
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.862%	08/21/46	966	968,735
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	5.012%	08/21/54	3,127	3,141,844

				18,533,083

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,500	1,530,666
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	76,059
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	254	427,978
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,041,702
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	483,045

Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	325	397,575

				4,957,025

TOTAL CORPORATE BONDS (cost $265,506,327)				284,574,381

FOREIGN AGENCIES — 0.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	793,118
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	677,895
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	448,568
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,063,745
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes(a)	2.503%	10/30/20	1,378	1,388,149
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,642,587
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,110,886
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,884,652
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d.	8.625%	12/01/23	350	437,150
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,665	1,664,917
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	970	929,260
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	534,990
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,730	3,004,365
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,042,875
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,614,735
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	666,383
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	2,960	2,949,640

TOTAL FOREIGN AGENCIES (cost $25,786,829)				25,853,915

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,777,050
State of California, GO, BABs	7.300%	10/01/39	1,270	1,771,878
State of California, GO, BABs	7.500%	04/01/34	475	676,690
State of California, GO, BABs	7.550%	04/01/39	245	357,622
State of California, GO, BABs	7.625%	03/01/40	215	312,466

				4,895,706

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	867,428

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,297,151
State of Illinois, GO, Taxable Series	4.421%	01/01/15	740	747,067

				2,044,218

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,533,032

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,369,854

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	516,284
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	329,388

				845,672

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	544,658

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	644,138

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,283,260

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	385,927

TOTAL MUNICIPAL BONDS (cost $11,422,074)				14,413,893

SOVEREIGN BONDS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	1,275	1,262,250
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,491,962
Hungary Government International Bond (Hungary), Sr. Unsec’d Notes	4.000%	03/25/19	580	591,600
Indonesia Government International Bond (Indonesia), Sr. Unsec’d Notes, 144A(a)	5.875%	03/13/20	1,135	1,244,244
Indonesia Government International Bond (Indonesia), Sr. Unsec’d Notes, 144A	6.875%	01/17/18	1,120	1,261,400
Mexico Government International Bond (Mexico), Sr. Unsec’d Notes(a)	3.625%	03/15/22	700	711,550
Mexico Government International Bond (Mexico), Sr. Unsec’d Notes, MTN	4.750%	03/08/44	1,006	998,455
Panama Government International Bond (Panama), Sr. Unsec’d Notes(a)	5.200%	01/30/20	620	682,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	513,713
Province of British Columbia (Canada), Sr. Unsec’d Notes	2.000%	10/23/22	1,620	1,549,256
Romanian Government International Bond (Romania), Sr. Unsec’d Notes, 144A(a)	4.875%	01/22/24	190	201,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, 144A(a)	4.125%	02/18/19	200	208,250
Turkey Government International Bond (Turkey), Sr. Unsec’d Notes	7.000%	06/05/20	810	918,394

TOTAL SOVEREIGN BONDS (cost $11,409,060)				11,634,474

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Federal Home Loan Bank	0.375%		08/28/15	460		460,913
Federal Home Loan Bank	5.500%		07/15/36	1,080		1,399,879
Federal Home Loan Mortgage Corp.(g)	0.750%		01/12/18	685		671,635
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,930		1,924,150
Federal Home Loan Mortgage Corp.	2.125	%(b)	06/01/36	453		481,704
Federal Home Loan Mortgage Corp.	2.348	%(b)	12/01/35	328		350,078
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	6,020		5,985,192
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 01/01/43	5,282		5,368,502
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,500		1,573,617
Federal Home Loan Mortgage Corp.	3.500%		TBA	6,500		6,634,316
Federal Home Loan Mortgage Corp.	4.000%		TBA	6,500		6,843,278
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	5,802		6,151,706
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	15,508		16,730,880
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 06/01/39	4,985		5,450,247
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	5,360		5,970,517
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	2,480		2,815,032
Federal Home Loan Mortgage Corp.	6.500%		12/01/14	—	(h)	190
Federal Home Loan Mortgage Corp.	7.000%		01/01/31 - 10/01/32	360		415,829
Federal National Mortgage Assoc.(i)	1.750%		09/12/19	7,135		7,072,019
Federal National Mortgage Assoc.	1.784	%(b)	07/01/33	358		376,981
Federal National Mortgage Assoc.	1.809	%(b)	06/01/37	139		139,127
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	230		230,664
Federal National Mortgage Assoc.	2.500%		TBA	5,500		5,517,832
Federal National Mortgage Assoc.	2.500%		01/01/28	2,699		2,730,942
Federal National Mortgage Assoc.	3.000%		TBA	19,000		19,570,000
Federal National Mortgage Assoc.	3.000%		TBA	23,000		22,672,968
Federal National Mortgage Assoc.	3.000%		12/01/42	2,320		2,292,279
Federal National Mortgage Assoc.	3.500%		TBA	6,500		6,643,711
Federal National Mortgage Assoc.	3.500%		TBA	10,500		10,700,977
Federal National Mortgage Assoc.	3.500%		05/01/42	6,440		6,594,531
Federal National Mortgage Assoc.	3.500%		06/01/39 - 03/01/43	14,152		14,503,057
Federal National Mortgage Assoc.	4.000%		TBA	9,500		9,981,531
Federal National Mortgage Assoc.	4.000%		TBA	15,500		16,334,094
Federal National Mortgage Assoc.	4.500%		11/01/18 - 07/01/42	12,179		13,204,129
Federal National Mortgage Assoc.	5.000%		TBA	4,000		4,413,375
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	4,928		5,437,923
Federal National Mortgage Assoc.	5.500%		03/01/16 - 08/01/37	6,840		7,641,050
Federal National Mortgage Assoc.	6.000%		09/01/17 - 05/01/38	6,090		6,921,164
Federal National Mortgage Assoc.	6.500%		07/01/17 - 09/01/37	2,249		2,563,407
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	245		284,424
Federal National Mortgage Assoc.	7.500%		05/01/32	59		68,212
Financing Corp., Strips Principal, Series A-P	1.290	%(f)	10/06/17	1,570		1,504,903
Financing Corp., Strips Principal, Series B-P	1.290	%(f)	10/06/17	2,140		2,051,269
Government National Mortgage Assoc.	3.000%		TBA	2,500		2,516,992
Government National Mortgage Assoc.	3.000%		TBA	3,000		3,018,984
Government National Mortgage Assoc.	3.500%		TBA	11,500		11,853,984

Government National Mortgage Assoc.	3.500%		TBA	500	516,641
Government National Mortgage Assoc.	4.000%		TBA	18,000	19,075,779
Government National Mortgage Assoc.	4.000%		06/15/40 - 05/20/41	1,590	1,690,537
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,169,062
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,169,062
Government National Mortgage Assoc.	4.500%		01/20/41 - 02/20/41	5,392	5,879,512
Government National Mortgage Assoc.	5.500%		11/15/32 - 02/15/36	2,924	3,272,292
Government National Mortgage Assoc.	6.000%		02/15/33 - 10/15/34	1,384	1,597,087
Government National Mortgage Assoc.	6.500%		10/15/23 - 07/15/35	1,615	1,849,620
Government National Mortgage Assoc.	8.000%		01/15/24 - 04/15/25	56	62,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $288,507,435)					294,350,509

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds(a)	3.125%		08/15/44	135	132,848
U.S. Treasury Bonds	3.375%		05/15/44	5,340	5,513,550
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,126	6,515,886
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	9,105	9,127,408
U.S. Treasury Notes	1.000%		09/30/19	11,395	10,956,999
U.S. Treasury Notes	1.250%		11/30/18	3,455	3,407,494
U.S. Treasury Notes	1.375%		06/30/18	6,900	6,880,052
U.S. Treasury Notes	1.500%		12/31/18 - 05/31/19	40,870	40,607,805
U.S. Treasury Notes	1.625%		04/30/19	13,245	13,195,331
U.S. Treasury Notes	1.750%		09/30/19	11,625	11,609,562
U.S. Treasury Notes(a)	1.750%		05/15/23	3,800	3,601,686
U.S. Treasury Notes	2.250%		03/31/21	110	110,645
U.S. Treasury Notes	2.375%		05/31/18 - 08/15/24	14,885	15,135,261
U.S. Treasury Notes	2.875%		03/31/18	6,430	6,767,073
U.S. Treasury Notes	3.125%		05/15/21	130	137,759
U.S. Treasury Strips Principal(a)	5.844	%(f)	05/15/44	14,555	5,415,639

TOTAL U.S. TREASURY OBLIGATIONS (cost $138,730,646)					139,114,998

TOTAL LONG-TERM INVESTMENTS (cost $2,930,432,409)					3,564,755,525

	Shares
SHORT-TERM INVESTMENTS — 14.1%
AFFILIATED MUTUAL FUNDS — 14.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $132,985,442)(j)	13,520,757	126,554,281
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $416,068,595; includes $98,982,926 of cash collateral for securities on loan)(j)(k)	416,068,595	416,068,595

TOTAL AFFILIATED MUTUAL FUNDS (cost $549,054,037)		542,622,876

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75				71,100	211,078
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Barclays Capital Group	41,430	69
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Citigroup Global Markets	41,430	69
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Barclays Capital Group	41,430	169,042
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Citigroup Global Markets	41,430	169,042

					549,300

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00				20,700	25,875

TOTAL OPTIONS PURCHASED (cost $846,854)					575,175

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $2,299,514)(g)	0.045	%(l)	03/19/15	2,300	2,299,648

TOTAL SHORT-TERM INVESTMENTS (cost $552,200,405)					545,497,699

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.3% (cost $3,482,632,814)					4,110,253,224

			Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75				71,100	(49,993)
Interest Rate Swap Options,
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Barclays Capital Group	82,860	(46,330)
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14			Citigroup Global Markets	82,860	(46,330)

					(142,653)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50				20,700	(9,703)

TOTAL OPTIONS WRITTEN (premiums received $295,444)					(152,356)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.3% (cost $3,482,337,370)	4,110,100,868
Liabilities in excess of other assets(m) — (6.3)%	(242,567,031)

NET ASSETS — 100.0%	$3,867,533,837

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,361,277; cash collateral of $98,982,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(c)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(d)	Indicates a security or securities that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,552,388. The aggregate value of $8,055,709 is approximately 0.2% of net assets.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Less than $500 par.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
527	2 Year U.S. Treasury Notes	Dec. 2014	$115,398,091	$115,330,656	$(67,435)
120	10 Year U.S. Treasury Notes	Dec. 2014	14,902,545	14,956,875	54,330
13	MSCI EAFE Index Mini	Dec. 2014	1,230,741	1,195,805	(34,936)
430	S&P 500 E-Mini Futures	Dec. 2014	42,496,664	42,258,250	(238,414)
69	U.S. Ultra Bonds	Dec. 2014	10,411,129	10,522,500	111,371

					(175,084)

	Short Positions:
115	5 Year U.S. Treasury Notes	Dec. 2014	13,606,883	13,599,648	7,235
67	U.S. Long Bonds	Dec. 2014	9,311,499	9,239,719	71,780

					79,015

					$(96,069)

(1)	U.S. Treasury Obligations with a market value of $2,299,648 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligations with a combined market value of $446,123 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 Month LIBOR(1)	$53,047	$—	$53,047	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
3,670	06/30/16	0.618%	3 Month LIBOR(1)	$160	$5,181	$5,021
20,700	06/30/16	0.655%	3 Month LIBOR(1)	(2,124)	15,894	18,018
5,800	06/30/16	0.655%	3 Month LIBOR(1)	164	4,440	4,276
37,290	08/29/16	0.710%	3 Month LIBOR(1)	181	53,223	53,042
12,420	02/28/19	1.886%	3 Month LIBOR(1)	206	8,637	8,431
29,600	08/29/19	1.804%	3 Month LIBOR(2)	221	(173,309)	(173,530)
8,040	08/29/24	2.560%	3 Month LIBOR(1)	152	60,928	60,776

				$(1,040)	$(25,006)	$(23,966)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2014(4)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.22.V2	06/20/19	5.000%	8,910	$ (632,898)	$(533,563)	$99,335
CDX.NA.IG.22.V1	06/20/19	1.000%	40,000	(611,363)	(642,581)	(31,218)

						$68,117

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,425	$87,061	$59,771	$27,290	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	5,225	319,223	228,956	90,267	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,800	232,163	164,139	68,024	Deutsche Bank AG

				$638,447	$452,866	$185,581

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

A U.S. Government Agency Obligation with a market value of $1,308,348 has been segregated with Citigroup Global Markets to cover requirements for open interest rate and credit default exchange-traded swap contracts at September 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$253,698
Equity contracts	(273,007)
Interest rate contracts	629,181

Total	$609,872

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,458,882,793	$132,536,390	$—
Exchange Traded Fund	897,680	—	—
Preferred Stocks	592,240	568,980	—
Rights	343	—	—
Asset-Backed Securities
Collateralized Debt Obligation	—	471,778	—
Collateralized Loan Obligations	—	52,811,443	749,625
Non-Residential Mortgage-Backed Security	—	1,998,434	—
Residential Mortgage-Backed Securities	—	5,838,068	—
Bank Loans	—	8,022,823	—
Collateralized Mortgage Obligations	—	4,732,543	—
Commercial Mortgage-Backed Securities	—	126,710,215	—
Corporate Bonds	—	280,103,951	4,470,430
Foreign Agencies	—	25,853,915	—
Municipal Bonds	—	14,413,893	—
Sovereign Bonds	—	11,634,474	—
U.S. Government Agency Obligations	—	294,350,509	—
U.S. Treasury Obligations	—	141,414,646	—
Affiliated Mutual Funds	542,622,876	—	—
Options Purchased	236,953	338,222	—
Options Written	(59,696)	(92,660)	—
Other Financial Instruments*
Futures Contracts	(96,069)	—	—
Interest Rate Swap Agreements	—	29,081	—
Credit Default Swap Agreements	—	253,698	—

Total	$3,003,077,120	$1,101,990,403	$5,220,055

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Global Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Australia — 1.1%
Arrium Ltd.	894,400	$285,044
Ausdrill Ltd.	123,200	97,079
Bendigo & Adelaide Bank Ltd.	103,400	1,078,466
Bradken Ltd.	98,900	367,545
Challenger Ltd.	204,200	1,270,719
Downer EDI Ltd.	182,200	702,684
Fortescue Metals Group Ltd.	188,800	573,579
Lend Lease Group	114,600	1,438,896
Metcash Ltd.	276,300	636,311
Mineral Resources Ltd.	49,900	379,060
National Australia Bank Ltd.	31,100	884,596
Pacific Brands Ltd.	460,600	195,280
Primary Health Care Ltd.	139,400	532,582

		8,441,841

Austria — 0.2%
OMV AG	24,300	817,138
Voestalpine AG	14,500	572,594

		1,389,732

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	226,959
Delhaize Group SA	21,500	1,494,194

		1,721,153

Brazil — 0.4%
Cielo SA	77,200	1,256,205
Kroton Educacional SA	214,600	1,348,401

		2,604,606

Canada — 2.3%
Alimentation Couche-Tard, Inc., Series B	88,186	2,819,716
Brookfield Asset Management, Inc. (Class A Stock)	76,655	3,446,409
Canadian Pacific Railway Ltd.	29,567	6,134,475
CI Financial Corp.	68,507	2,065,700
Suncor Energy, Inc.	78,900	2,855,321

		17,321,621

China — 1.4%
Alibaba Group Holding Ltd., ADR*(a)	13,704	1,217,600
Baidu, Inc., ADR*	11,425	2,493,278
Lenovo Group Ltd.	1,348,000	2,007,837
Poly Property Group Co. Ltd.	846,000	324,906
Shougang Fushan Resources Group Ltd.	1,160,000	259,941
SouFun Holdings Ltd., ADR	72,456	720,937
Tencent Holdings Ltd.	211,700	3,150,403

		10,174,902

Denmark — 0.9%
A.P. Moeller - Maersk A/S (Class B Stock)	400	947,538
Coloplast A/S (Class B Stock)	32,948	2,755,381
Novo Nordisk A/S (Class B Stock)	62,569	2,979,022

		6,681,941

Finland — 0.5%
Sampo OYJ (Class A Stock)	60,402	2,920,538
Tieto OYJ	41,300	1,040,559

		3,961,097

France — 3.5%
Alstom SA*	26,800	919,007
Arkema SA	7,200	482,470
AXA SA	37,000	911,410
BNP Paribas SA	16,000	1,061,897
Cap Gemini SA	41,286	2,960,783
Cie Generale des Etablissements Michelin	12,000	1,130,295
CNP Assurances	34,000	639,995
Credit Agricole SA	78,500	1,183,277
Electricite de France SA	24,600	807,050
Renault SA	12,300	889,783
Sanofi	8,900	1,006,334
SCOR SE	22,000	687,126
Societe Generale SA	16,000	816,130
Thales SA	27,900	1,484,905
Total SA	86,055	5,572,444
Valeo SA	20,535	2,281,750
Vinci SA	53,227	3,088,825

		25,923,481

Germany — 2.5%
Allianz SE	9,800	1,582,041
Aurubis AG	6,200	305,422
BASF SE	8,700	793,595
Bayerische Motoren Werke AG	23,809	2,544,583
Continental AG	14,168	2,683,819
Daimler AG	23,700	1,809,906
Deutsche Bank AG	13,700	478,372
E.ON SE	46,000	840,042
Freenet AG	37,500	972,346
Hannover Rueck SE	9,800	790,958
Merck KGaA	11,200	1,029,459
Muenchener Rueckversicherungs AG	5,700	1,124,431
Rational AG	3,480	1,034,354
Rheinmetall AG	13,300	636,308
Stada Arzneimittel AG	14,500	574,411
Volkswagen AG	7,400	1,528,997

		18,729,044

Hong Kong — 1.0%
AIA Group Ltd.	495,600	2,557,665
Cheung Kong Holdings Ltd.	46,000	756,697
China Resources Cement Holdings Ltd.	739,000	505,552
First Pacific Co. Ltd.	528,000	547,667
Huabao International Holdings Ltd.	1,045,000	805,572
Kingboard Chemical Holdings Ltd.	216,000	429,427
Singamas Container Holdings Ltd.	2,676,000	492,597
Skyworth Digital Holdings Ltd.	1,072,000	556,041
Yue Yuen Industrial Holdings Ltd.	220,500	666,121

		7,317,339

India — 1.0%
HDFC Bank Ltd., ADR	85,037	3,961,024
Tata Motors Ltd., ADR	79,013	3,453,658

		7,414,682

Indonesia — 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,205,000	2,739,842

Ireland — 0.7%
Permanent TSB Group Holdings PLC*	51,300	5,572
Ryanair Holdings PLC, ADR*	36,350	2,051,231
Smurfit Kappa Group PLC	35,200	769,378
XL Group PLC	60,752	2,015,144

		4,841,325

Israel — 0.8%
Bank Hapoalim BM	128,000	721,722
Elbit Systems Ltd.	11,400	706,899
Teva Pharmaceutical Industries Ltd., ADR	67,393	3,622,374
Teva Pharmaceutical Industries Ltd.	16,300	877,269

		5,928,264

Italy — 0.9%
Enel SpA	242,800	1,284,447
Eni SpA	70,800	1,679,826
Intesa Sanpaolo SpA	1,130,715	3,413,337
Telecom Italia SpA*	482,400	551,761

		6,929,371

Japan — 9.2%
Alfresa Holdings Corp.	33,600	483,708
Alpine Electronics, Inc.	22,700	374,811
Aoyama Trading Co. Ltd.	39,100	911,288
Aozora Bank Ltd.	231,000	781,107
Asahi Kasei Corp.	76,000	618,057
Astellas Pharma, Inc.	221,700	3,301,906
Autobacs Seven Co. Ltd.	42,000	652,264
Bank of Yokohama Ltd. (The)	96,000	527,888
Calsonic Kansei Corp.	105,000	571,224
Daihatsu Motor Co. Ltd.	47,500	753,751
Daikin Industries Ltd.	57,300	3,554,497
Daito Trust Construction Co. Ltd.	18,700	2,211,325
FANUC Corp.	16,600	3,002,156
Fuji Heavy Industries Ltd.	87,474	2,897,723
Fukuoka Financial Group, Inc.	129,000	615,358
Heiwa Corp.	24,700	488,035
Hogy Medical Co. Ltd.	11,400	604,153
Hoya Corp.	65,300	2,192,790
ITOCHU Corp.	76,300	931,852
JX Holdings, Inc.	101,400	467,531
Kao Corp.	67,000	2,614,518
KDDI Corp.	17,200	1,034,687
Keihin Corp.	37,200	491,925
Keyence Corp.	5,500	2,388,026
KYORIN Holdings, Inc.	37,400	759,499
Kyowa Exeo Corp.	66,900	868,922
Marubeni Corp.	109,700	750,666
Mitsubishi Corp.	50,200	1,028,108
Mitsubishi UFJ Financial Group, Inc.	243,500	1,372,297
Mitsui & Co. Ltd.	59,300	935,403
Mizuho Financial Group, Inc.	597,700	1,067,010
Nichii Gakkan Co.	3,800	30,118
Nichirei Corp.	28,400	119,411
Nippon Telegraph & Telephone Corp.	37,000	2,294,529
Nishi-Nippon City Bank Ltd. (The)	167,000	445,882
Nissan Motor Co. Ltd.	101,600	983,503
Nitori Holdings Co. Ltd.	27,900	1,728,552
NTT DOCOMO, Inc.	64,300	1,076,911
ORIX Corp.	198,000	2,733,480
Otsuka Holdings Co. Ltd.	20,400	703,153

Resona Holdings, Inc.	266,300	1,502,301
Sankyu, Inc.	151,000	806,989
Secom Co. Ltd.	43,200	2,573,616
Seino Holdings Co. Ltd.	65,000	521,059
Shimachu Co. Ltd.	30,700	709,246
SKY Perfect JSAT Holdings, Inc.	131,800	774,471
SMC Corp.	8,200	2,261,076
Start Today Co. Ltd.	22,100	479,986
Sumitomo Corp.	84,300	930,429
Sumitomo Metal Mining Co. Ltd.	38,000	534,803
Sumitomo Mitsui Financial Group, Inc.	91,986	3,747,923
Toagosei Co. Ltd.	147,000	606,840
Toho Holdings Co. Ltd.	41,200	788,238
Toyo Tire & Rubber Co. Ltd.	35,200	602,289
Tsumura & Co.	22,900	510,339
West Japan Railway Co.	17,700	792,125
Yokohama Rubber Co. Ltd. (The)	90,000	779,876

		68,289,630

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	176,191

Macau — 0.3%
MGM China Holdings Ltd.	679,600	1,958,353

Netherlands — 1.7%
Aegon NV	95,000	782,254
ING Groep NV, CVA*	72,000	1,023,429
Koninklijke Ahold NV	78,461	1,269,166
Koninklijke Philips NV	28,400	903,119
NXP Semiconductors NV*	26,784	1,832,829
Royal Dutch Shell PLC, ADR	30,700	2,337,191
Royal Dutch Shell PLC (Class B Stock)	106,900	4,226,155

		12,374,143

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	1,119,021

Norway — 0.9%
DNB ASA	50,500	945,062
Fred Olsen Energy ASA	17,100	314,075
Marine Harvest ASA	85,500	1,195,854
Statoil ASA	36,600	996,463
Telenor ASA	88,064	1,932,784
Yara International ASA	23,200	1,164,920

		6,549,158

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,716,281

South Africa — 0.7%
Bidvest Group Ltd.	75,830	1,918,776
Discovery Ltd.	265,179	2,305,213
Mondi PLC	49,500	807,269

		5,031,258

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	11,500	440,792
Amadeus IT Holding SA (Class A Stock)	55,454	2,070,181
Banco Santander SA	94,600	905,670
Gas Natural SDG SA	36,900	1,085,482
Repsol SA	57,200	1,357,024
Telefonica SA	25,100	387,651

		6,246,800

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	94,319	2,691,271
Boliden AB	45,100	728,201
Nordea Bank AB	86,400	1,120,038
Oriflame Cosmetics SA, SDR	13,600	234,457
Securitas AB (Class B Stock)	46,500	515,037
Swedbank AB (Class A Stock)	40,800	1,023,081
Telefonaktiebolaget LM Ericsson (Class B Stock)	77,900	982,231
TeliaSonera AB	154,700	1,066,835

		8,361,151

Switzerland — 3.8%
Actelion Ltd.*	24,298	2,845,929
Adecco SA*	19,664	1,329,305
Baloise Holding AG	11,400	1,457,279
Credit Suisse Group AG*	62,600	1,731,870
Geberit AG	8,693	2,801,867
Georg Fischer AG*	2,000	1,174,081
Helvetia Holding AG	1,400	677,918
Novartis AG	18,000	1,695,031
Partners Group Holding AG	9,548	2,509,539
Roche Holding AG	10,879	3,212,603
Sika AG	393	1,358,866
Swiss Life Holding AG*	7,800	1,858,693
Swiss Re AG*	23,900	1,902,018
TE Connectivity Ltd.	28,900	1,597,881
Zurich Insurance Group AG*	5,800	1,726,097

		27,878,977

Taiwan — 0.3%
MediaTek, Inc.	137,000	2,028,930

United Kingdom — 6.1%
3i Group PLC	94,600	585,873
Alent PLC	34,954	185,862
Anglo American PLC	47,800	1,066,019
ARM Holdings PLC	50,886	741,364
AstraZeneca PLC	35,100	2,515,350
Aviva PLC	129,800	1,098,111
BAE Systems PLC	256,400	1,951,620
Barclays PLC	287,100	1,056,000
Beazley PLC	175,100	769,981
Bellway PLC	25,400	641,994
Berkeley Group Holdings PLC	43,028	1,562,745
BG Group PLC	101,603	1,875,666
BP PLC	395,000	2,889,540
BT Group PLC	198,000	1,214,526
Capita PLC	128,248	2,414,305
Carillion PLC	145,900	717,631
Centrica PLC	220,400	1,098,455
Compass Group PLC	257,753	4,157,324
Debenhams PLC	301,400	284,192
GlaxoSmithKline PLC	23,400	534,550
Home Retail Group PLC	107,200	288,715
HSBC Holdings PLC	167,100	1,697,941
InterContinental Hotels Group PLC	44,192	1,704,088
Intermediate Capital Group PLC	108,800	690,864
J. Sainsbury PLC	259,000	1,053,193

Legal & General Group PLC	142,600	527,663
National Express Group PLC	163,900	629,672
Old Mutual PLC	282,100	827,468
Petrofac Ltd.	34,000	569,702
Premier Foods PLC*	357,756	211,690
Rio Tinto Ltd.	23,400	1,218,579
St. James’s Place PLC	189,592	2,235,835
Tate & Lyle PLC	81,200	773,981
Tesco PLC	272,000	812,530
Unilever PLC	75,551	3,162,389
Vesuvius PLC	81,100	592,110
WM Morrison Supermarkets PLC	380,500	1,035,328

		45,392,856

United States — 54.1%
3M Co.	29,725	4,211,438
Accenture PLC (Class A Stock)	36,723	2,986,314
AES Corp.	194,600	2,759,428
Allstate Corp. (The)	47,900	2,939,623
American Express Co.	28,350	2,481,759
Ameriprise Financial, Inc.	16,750	2,066,615
Amgen, Inc.	19,150	2,689,809
Amphenol Corp. (Class A Stock)	61,718	6,163,159
Anadarko Petroleum Corp.	10,750	1,090,480
ANSYS, Inc.*	45,845	3,469,091
Apache Corp.	47,250	4,435,358
Apple, Inc.	71,816	7,235,462
AT&T, Inc.	85,800	3,023,592
Avon Products, Inc.	86,500	1,089,900
Baker Hughes, Inc.	27,100	1,763,126
Bank of America Corp.	324,100	5,525,905
Boeing Co. (The)	17,500	2,229,150
Carnival Corp.	95,150	3,822,176
Celanese Corp., Series A	78,900	4,617,228
Charles Schwab Corp. (The)	388,884	11,429,301
Chevron Corp.	33,950	4,050,914
Cisco Systems, Inc.	73,700	1,855,029
Cognizant Technology Solutions Corp. (Class A Stock)*	86,537	3,874,261
Comcast Corp. (Class A Stock)	10,400	559,312
Comcast Corp. (Special Class A Stock)	17,300	925,550
CONSOL Energy, Inc.	23,050	872,673
Core Laboratories NV	38,689	5,662,135
Costco Wholesale Corp.	37,342	4,679,699
Covance, Inc.*	51,112	4,022,514
Covidien PLC	30,650	2,651,532
Danaher Corp.	89,794	6,822,548
DaVita HealthCare Partners, Inc.*	81,925	5,991,994
Discovery Communications, Inc. (Class A Stock)*	64,947	2,454,997
Discovery Communications, Inc. (Class C Stock)*	85,368	3,182,519
Ecolab, Inc.	59,886	6,876,709
Emerson Electric Co.	18,700	1,170,246
Entergy Corp.	33,000	2,551,890
EQT Corp.	21,250	1,945,225
Estee Lauder Cos., Inc. (The) (Class A Stock)	88,098	6,582,683
Exelon Corp.	67,150	2,289,144
Express Scripts Holding Co.*	119,552	8,443,958
Exxon Mobil Corp.	40,900	3,846,645
Fastenal Co.(a)	119,937	5,385,171
Fifth Third Bancorp	65,800	1,317,316
FirstEnergy Corp.	23,850	800,645
Fluor Corp.	50,508	3,373,429
FMC Technologies, Inc.*	126,794	6,886,182

Fossil Group, Inc.*	31,312	2,940,197
General Electric Co.	219,400	5,621,028
General Motors Co.	62,650	2,001,041
Genpact Ltd.*	239,026	3,900,904
Gilead Sciences, Inc.*	87,435	9,307,456
Goldman Sachs Group, Inc. (The)	2,325	426,800
Google, Inc. (Class A Stock)*	7,698	4,529,580
Google, Inc. (Class C Stock)*	7,698	4,444,517
Hess Corp.	29,500	2,782,440
Honeywell International, Inc.	26,200	2,439,744
Illinois Tool Works, Inc.	20,950	1,768,599
Ingersoll-Rand PLC	20,400	1,149,744
International Paper Co.	63,300	3,021,942
Intuitive Surgical, Inc.*	16,137	7,452,389
Invesco Ltd.	48,500	1,914,780
Johnson & Johnson	40,650	4,332,884
JPMorgan Chase & Co.	124,550	7,502,892
Kellogg Co.	20,750	1,278,200
Kohl’s Corp.	49,850	3,042,346
Lockheed Martin Corp.	7,150	1,306,877
Lowe’s Cos., Inc.	77,150	4,082,778
Marsh & McLennan Cos., Inc.	77,800	4,072,052
Mead Johnson Nutrition Co.	80,229	7,719,634
Merck & Co., Inc.	88,500	5,246,280
MetLife, Inc.	56,100	3,013,692
Microsoft Corp.	99,450	4,610,502
Morgan Stanley	128,100	4,428,417
National Instruments Corp.	106,551	3,295,622
Navient Corp.	56,300	997,073
NetSuite, Inc.*(a)	16,850	1,508,749
NRG Energy, Inc.	123,200	3,755,136
PepsiCo, Inc.	32,950	3,067,316
Pfizer, Inc.	170,950	5,054,991
PG&E Corp.	87,400	3,936,496
Philip Morris International, Inc.	28,600	2,385,240
PNC Financial Services Group, Inc.	22,400	1,916,992
Procter & Gamble Co. (The)	39,650	3,320,291
QUALCOMM, Inc.	116,579	8,716,612
Raytheon Co.	21,650	2,200,073
Republic Services, Inc.	27,800	1,084,756
salesforce.com, inc.*	101,448	5,836,303
Schlumberger Ltd.	71,668	7,287,919
SLM Corp.	27,200	232,832
Southwest Airlines Co.	138,350	4,672,080
Spectra Energy Corp.	44,150	1,733,329
Starbucks Corp.	96,287	7,265,817
Stericycle, Inc.*	49,822	5,807,252
Texas Instruments, Inc.	47,450	2,262,891
Thermo Fisher Scientific, Inc.	32,300	3,930,910
Time Warner Cable, Inc.	23,400	3,357,666
Time Warner, Inc.	45,250	3,403,253
U.S. Bancorp	80,750	3,377,773
Union Pacific Corp.	22,800	2,471,976
United Technologies Corp.	46,050	4,862,880
Visa, Inc. (Class A Stock)(a)	36,529	7,794,193
Vulcan Materials Co.	25,500	1,535,865
Wells Fargo & Co.	72,100	3,739,827
Western Union Co. (The)(a)	120,000	1,924,800
Weyerhaeuser Co.	91,650	2,919,969

Whole Foods Market, Inc.	155,283	5,917,835

		401,016,266

TOTAL LONG-TERM INVESTMENTS (cost $580,196,412)		720,259,256

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,793,780; includes $12,823,630 of cash collateral for securities on loan)(b)(c)	39,793,780	39,793,780

TOTAL INVESTMENTS — 102.5% (cost $619,990,192)		760,053,036
Liabilities in excess of other assets — (2.5)%		(18,753,004)

NET ASSETS — 100.0%		$741,300,032

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,438,734; cash collateral of $12,823,630 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$8,441,841	$—
Austria	—	1,389,732	—
Belgium	226,959	1,494,194	—
Brazil	2,604,606	—	—
Canada	17,321,621	—	—
China	4,691,756	5,483,146	—
Denmark	—	6,681,941	—
Finland	—	3,961,097	—
France	—	25,923,481	—
Germany	—	18,729,044	—
Hong Kong	—	7,317,339	—
India	7,414,682	—	—
Indonesia	—	2,739,842	—
Ireland	4,066,375	774,950	—
Israel	3,622,374	2,305,890	—
Italy	—	6,929,371	—
Japan	—	68,289,630	—
Liechtenstein	176,191	—	—
Macau	—	1,958,353	—
Netherlands	4,170,020	8,204,123	—
New Zealand	—	1,119,021	—

Norway	1,164,920	5,384,238	—
Singapore	—	1,716,281	—
South Africa	—	5,031,258	—
Spain	—	6,246,800	—
Sweden	234,457	8,126,694	—
Switzerland	1,597,881	26,281,096	—
Taiwan	—	2,028,930	—
United Kingdom	397,552	44,995,304	—
United States	401,016,266	—	—
Affiliated Money Market Mutual Fund	39,793,780	—	—

Total	$488,499,440	$271,553,596	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 was as follows:

Banks	7.6%
Oil, Gas & Consumable Fuels	6.2
Affiliated Money Market Mutual Fund (including 1.7% of collateral for securities on loan)	5.4
Insurance	5.4
Pharmaceuticals	5.0
Capital Markets	3.9
IT Services	3.7
Energy Equipment & Services	3.0
Industrial Conglomerates	2.8
Food & Staples Retailing	2.6
Hotels, Restaurants & Leisure	2.6
Chemicals	2.4
Aerospace & Defense	2.4
Automobiles	2.3
Internet Software & Services	2.2
Electronic Equipment, Instruments & Components	2.1
Health Care Providers & Services	2.1
Software	2.1
Biotechnology	2.1
Media	2.0
Machinery	2.0
Food Products	1.9
Health Care Equipment & Supplies	1.9
Communications Equipment	1.6
Commercial Services & Supplies	1.5
Diversified Telecommunication Services	1.5
Road & Rail	1.4
Personal Products	1.3
Technology Hardware, Storage & Peripherals	1.3
Auto Components	1.3
Trading Companies & Distributors	1.2
Construction & Engineering	1.2
Real Estate Management & Development	1.1
Specialty Retail	1.1
Life Sciences Tools & Services	1.0
Airlines	1.0
Electric Utilities	1.0
Semiconductors & Semiconductor Equipment	1.0
Independent Power & Renewable Electricity Producers	0.9
Building Products	0.9
Multi-Utilities	0.8
Diversified Financial Services	0.8
Metals & Mining	0.7
Paper & Forest Products	0.5
Professional Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.5
Household Durables	0.5
Consumer Finance	0.4
Multiline Retail	0.4
Beverages	0.4
Real Estate Investment Trusts (REITs)	0.4
Wireless Telecommunication Services	0.3
Tobacco	0.3
Electrical Equipment	0.3
Construction Materials	0.3
Diversified Consumer Services	0.2
Gas Utilities	0.1
Marine	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Transportation	0.1
Leisure Products	0.1
Healthcare Providers & Services	0.1

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 3.9%
Collateralized Loan Obligations — 2.6%
Ares CLO Ltd., Series 2014-31A, Class A1, 144A	1.678	%(a)	08/28/25	1,000	$998,936
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26	3,250	3,252,231
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.708	%(a)	04/15/26	260	260,239
Silver Spring Ltd., Series 2014-1A, Class A, 144A	1.721	%(a)	10/15/26	1,500	1,499,475
Voya CLO Ltd., Series 2014-3A, Class A1, 144A	1.649	%(a)	07/25/26	3,000	2,993,933

					9,004,814

Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	360	379,843
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	117	122,777
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	690	723,489
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	135	141,267
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.775	%(a)	10/25/28	56	55,839
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.473	%(a)	02/25/34	223	226,210

					1,649,425

Non-Residential Mortgage-Backed Securities — 0.8%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500	1,679,055
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	331	342,216
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	181	188,923
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	106	110,358
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	309	324,025

					2,644,577

TOTAL ASSET-BACKED SECURITIES (cost $12,999,441)					13,298,816

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	227	228,371
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,810	1,924,475
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	950,137
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	1,500	1,555,025
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	686	694,686
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.642	%(a)	02/15/39	200	210,476
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,795,841
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200	199,717
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%		12/25/23	2,650	2,759,758
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	280,762
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825	5,251,858
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,205,232
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.814	%(a)	06/25/20	19,020	1,360,143

FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.875	%(a)	03/25/22	18,561	1,900,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.603	%(a)	05/25/22	9,312	826,400
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.641	%(a)	06/25/22	9,881	905,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	1,971,368
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.026	%(a)	10/25/22	27,729	1,598,814
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600	3,523,835
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	3,600	3,722,810
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%		07/25/23	3,600	3,639,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	3,200	3,349,709
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.941	%(a)	10/25/23	28,013	1,614,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.848	%(a)	08/25/16	3,844	88,400
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.910	%(a)	05/25/19	8,376	583,791
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830	%(a)	07/25/19	7,927	539,083
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	3,600	3,515,609
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.981	%(a)	06/15/49	1,000	1,015,647
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,623,367
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	1,700	1,724,218
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,000	2,127,866
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284	%(a)	09/15/42	800	828,388
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	2,600	2,677,350
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,264,392
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	1,800	1,859,402
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	1,500	1,572,884
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(a)	05/15/43	2,000	2,126,468
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	2,469	2,598,149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $66,271,911)					65,614,423

CORPORATE BOND — 0.7%
Province of British Columbia, Sr. Unsec’d. Notes (cost $2,234,817)	2.000%		10/23/22	2,405	2,299,976

COVERED BOND — 0.2%
Westpac Banking Corp. (Australia), Covered Notes, 144A (cost $809,960)	2.000%		05/21/19	810	805,657

FOREIGN GOVERNMENT AGENCIES — 0.8%
CDP Financial, Inc., (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	1,410	1,397,871
KFW, Gov’t. Gtd., GMTN, (Germany)	2.750%		10/01/20	1,320	1,364,033

TOTAL FOREIGN AGENCIES (cost $2,769,991)					2,761,904

MUNICIPAL BOND — 0.2%
Utah
State of Utah, BABs, Series D (cost $630,000)	4.554%		07/01/24	630	696,295

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.0%
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,380	1,353,075
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	980	977,030
Federal Home Loan Mortgage Corp.	2.354	%(a)	05/01/34	438	466,785
Federal Home Loan Mortgage Corp.(c)	2.500%		TBA	1,000	1,003,242
Federal Home Loan Mortgage Corp.(c)	3.000%		TBA	2,000	1,974,532
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	976	1,006,137
Federal Home Loan Mortgage Corp.(c)	3.500%		TBA	4,000	4,082,656
Federal Home Loan Mortgage Corp.(c)	3.500%		TBA	1,000	1,049,078
Federal Home Loan Mortgage Corp.(c)	4.000%		TBA	2,500	2,632,030
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	3,804	4,021,789
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,792	4,091,854
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	1,733	1,916,188
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 05/01/38	1,171	1,304,284
Federal Home Loan Mortgage Corp.	6.000%		09/01/34 - 08/01/39	826	933,871
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	109	124,418
Federal National Mortgage Assoc.	0.875%		05/21/18	580	568,030
Federal National Mortgage Assoc.(b)	1.750%		06/20/19 - 09/12/19	3,465	3,436,491
Federal National Mortgage Assoc.(b)	1.875%		02/19/19	90	90,260
Federal National Mortgage Assoc.	1.997	%(a)	04/01/34	178	188,857
Federal National Mortgage Assoc.	2.177	%(a)	07/01/33	1,271	1,344,074
Federal National Mortgage Assoc.	2.208	%(a)	04/01/34	320	340,555
Federal National Mortgage Assoc.	2.225	%(a)	06/01/34	289	307,075
Federal National Mortgage Assoc.	2.393	%(a)	08/01/33	843	889,558
Federal National Mortgage Assoc.	2.625%		09/06/24	1,950	1,918,164
Federal National Mortgage Assoc.(c)	3.000%		TBA	13,000	13,390,000
Federal National Mortgage Assoc.(c)	3.000%		TBA	12,000	11,829,374
Federal National Mortgage Assoc.(c)	3.500%		TBA	8,500	8,687,930
Federal National Mortgage Assoc.(c)	3.500%		TBA	12,000	12,229,688
Federal National Mortgage Assoc.	3.500%		06/01/39	571	583,959
Federal National Mortgage Assoc.(c)	4.000%		TBA	6,500	6,849,781
Federal National Mortgage Assoc.(c)	4.000%		TBA	4,500	4,728,094
Federal National Mortgage Assoc.(e)	4.000%		09/01/40	3,710	3,915,432
Federal National Mortgage Assoc.(c)	4.500%		TBA	3,000	3,236,719
Federal National Mortgage Assoc.	4.500%		05/01/40	4,293	4,673,266
Federal National Mortgage Assoc.(c)	5.000%		TBA	3,500	3,861,703
Federal National Mortgage Assoc.	5.000%		07/01/18 - 05/01/36	3,078	3,357,857
Federal National Mortgage Assoc.	5.500%		01/01/17 - 11/01/35	7,485	8,404,699
Federal National Mortgage Assoc.	6.000%		05/01/21 - 05/01/38	1,593	1,808,389
Federal National Mortgage Assoc.	6.500%		01/01/15 - 10/01/37	1,657	1,905,961
Federal National Mortgage Assoc.	7.000%		12/01/31 - 01/01/36	245	280,119
Federal National Mortgage Assoc.	8.000%		03/01/22 - 02/01/26	13	11,895

Federal National Mortgage Assoc.	9.000%		02/01/25 - 04/01/25	35	41,545
Financing Corp. Strips Principal, Series 4-P	1.398	%(d)	10/06/17	2,700	2,588,050
Financing Corp. Strips Principal, Series D-P	2.224	%(d)	09/26/19	1,370	1,233,142
Government National Mortgage Assoc.(c)	3.000%		TBA	3,000	3,020,391
Government National Mortgage Assoc.(c)	3.500%		TBA	4,500	4,638,515
Government National Mortgage Assoc.(c)	4.000%		TBA	7,000	7,418,358
Government National Mortgage Assoc.	4.000%		06/15/40 - 06/20/44	2,597	2,759,069
Government National Mortgage Assoc.(c)	4.500%		TBA	500	542,266
Government National Mortgage Assoc.(c)	4.500%		TBA	2,000	2,169,062
Government National Mortgage Assoc.	4.500%		02/20/41 - 03/20/41	3,049	3,324,243
Government National Mortgage Assoc.	5.000%		07/15/33 - 04/15/34	906	1,003,545
Government National Mortgage Assoc.	5.500%		03/15/34 - 03/15/36	797	895,302
Government National Mortgage Assoc.	6.500%		07/15/32 - 08/15/32	248	286,439
Government National Mortgage Assoc.	7.000%		03/15/23 - 08/15/28	553	613,781
Government National Mortgage Assoc.	7.500%		12/15/25 - 02/15/26	85	96,234
Government National Mortgage Assoc.	8.500%		09/15/24 - 04/15/25	176	202,654
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes(c)	2.503%		10/30/20	937	943,901
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	1,045	1,041,342

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $155,629,933)					$158,592,738

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	6,589	6,604,757
U.S. Treasury Notes	1.250%		11/30/18	8,865	8,743,106
U.S. Treasury Notes(e)	1.500%		12/31/18	19,985	19,885,075
U.S. Treasury Notes	1.500%		01/31/19 - 05/31/19	2,465	2,447,129
U.S. Treasury Notes	2.375%		05/31/18 - 08/15/24	11,510	11,886,644
U.S. Treasury Notes	2.875%		03/31/18	8,705	9,161,334
U.S. Treasury Notes	3.125%		05/15/21	5,625	5,960,745
U.S. Treasury Notes(b)	3.125%		08/15/44	175	172,211
U.S. Treasury Notes	3.375%		05/15/44	1,705	1,760,413
U.S. Treasury Strips Coupon(f)	0.000	%(d)	08/15/21	3,370	2,875,591
U.S. Treasury Strips Coupon	1.979	%(d)	05/15/22	8,820	7,332,763
U.S. Treasury Strips Coupon	2.171	%(d)	02/15/22	2,280	1,912,345
U.S. Treasury Strips Coupon(b)	7.476	%(d)	02/15/42	5,000	2,003,600
U.S. Treasury Strips Principal(b)	6.184	%(d)	05/15/44	3,515	1,307,865
U.S. Treasury Strips Principal	6.982	%(d)	02/15/44	7,565	2,837,556

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,563,177)					84,891,134

TOTAL LONG-TERM INVESTMENTS (cost $325,909,230)					328,960,943

		Shares
SHORT-TERM INVESTMENTS — 32.4%
AFFILIATED MUTUAL FUNDS — 32.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $55,079,780)(h)		5,595,830	52,376,970
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $56,709,020; includes $7,613,616 of cash collateral for securities on loan)(g)(h)		56,709,020	56,709,020

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,788,800)			109,085,990

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(i) — 0.1%
Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75		51,700	153,484
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	29,970	50
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	29,970	50
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	29,970	122,283
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	29,970	122,283

			398,150

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		14,200	17,750

TOTAL OPTIONS PURCHASED (cost $612,826)			415,900

TOTAL SHORT-TERM INVESTMENTS (cost $112,401,626)			109,501,890

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 129.7% (cost $438,310,856)			438,462,833

OPTIONS WRITTEN*(i)
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		51,700	(36,351)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	59,940	(33,515)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	59,940	(33,515)

			(103,381)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		14,200	(6,656)

TOTAL OPTIONS WRITTEN (Premiums received $213,726)			(110,037)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 129.7% (cost $438,097,130)	438,352,796
Liabilities in excess of other assets(j) — (29.7)%	(100,179,464)

NET ASSETS — 100.0%	$338,173,332

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,459,960; cash collateral of $7,613,616 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	All or a partial principal amount of $90,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2014.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
271	2 Year U.S. Treasury Notes	Dec. 2014	$59,335,119	$59,306,656	$(28,463)
28	U.S. Ultra Bonds	Dec. 2014	4,202,196	4,270,000	67,804

					39,341

	Short Positions:
17	5 Year U.S. Treasury Notes	Dec. 2014	2,011,023	2,010,383	640
26	10 Year U.S. Treasury Notes	Dec. 2014	3,241,838	3,240,656	1,182
59	U.S. Long Bonds	Dec. 2014	8,176,495	8,136,469	40,026

					41,848

					$81,189

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of September 30, 2014.
(2)	A U.S. Treasury security with a market value of $259,400 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 Month LIBOR(1)	$(4,989)	$—	$(4,989)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 Month LIBOR(1)	18,898	—	18,898	Citigroup Global Markets
4,700	02/15/19	1.794%	3 Month LIBOR(2)	9,483	—	9,483	JPMorgan Chase

				$23,392	$—	$23,392

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
100	02/21/16	0.429%	3 Month LIBOR(1)	$150	$146	$(4)
5,820	06/30/16	0.618%	3 Month LIBOR(1)	164	8,215	8,051
22,440	06/30/16	0.655%	3 Month LIBOR(1)	(2,351)	17,230	19,581
6,240	06/30/16	0.655%	3 Month LIBOR(1)	166	4,777	4,611
13,540	08/29/16	0.710%	3 Month LIBOR(1)	121	19,325	19,204
8,515	02/28/19	1.886%	3 Month LIBOR(1)	189	5,922	5,733
10,750	08/29/19	1.804%	3 Month LIBOR(2)	136	(62,942)	(63,078)
7,855	09/17/21	2.358%	3 Month LIBOR(2)	198	24,271	24,073
5,100	01/13/22	2.351%	3 Month LIBOR(1)	181	2,165	1,984
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(40,811)	(40,990)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	160	(12,438)	(12,598)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(258,316)	(258,536)
11,725	08/18/24	2.750%	3 Month LIBOR(2)	168	112,178	112,010
2,920	08/29/24	2.560%	3 Month LIBOR(1)	111	22,128	22,017
11,600	09/17/24	2.732%	3 Month LIBOR(1)	243	(85,203)	(85,446)
4,230	09/17/29	3.070%	3 Month LIBOR(2)	192	60,358	60,166

				$227	$(182,995)	$(183,222)

A U.S. Treasury security with a market value of $437,800 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2014.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$9,004,814	$—
Collateralized Mortgage Obligations	—	1,649,425	—

Non-Residential Mortgage-Backed Securities	—	2,644,577	—
Commercial Mortgage-Backed Securities	—	65,614,423	—
Corporate Bond	—	2,299,976	—
Covered Bond	—	805,657	—
Foreign Government Agencies	—	2,761,904	—
Municipal Bond	—	696,295	—
U.S. Government Agency Obligations	—	158,592,738	—
U.S. Treasury Obligations	—	84,891,134	—
Affiliated Mutual Funds	109,085,990	—	—
Options Purchased	171,234	244,666	—
Options Written	(43,007)	(67,030)	—
Other Financial Instruments*
Futures Contracts	81,189	—	—
Interest Rate Swap Agreements	—	(159,830)	—

Total	$109,295,406	$328,978,749	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.7%
ASSET-BACKED SECURITIES — 0.4%
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.466%	(a)	07/15/21	478	$472,001
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.481%	(a)	08/17/22	13,000	12,813,503

					13,285,504

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificate, Series 2003-W8, Class M1	1.205%	(a)	12/25/33	104	99,937
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	4.149%	(a)	01/25/37	530	291,687
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%		10/25/36	354	227,879
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-9XS, Class 2A1	0.455%	(a)	06/25/35	272	235,407

					854,910

TOTAL ASSET-BACKED SECURITIES (cost $12,794,177)					14,140,414

BANK LOANS(a) — 2.3%
Capital Goods — 0.4%
CPM Holdings, Inc.	10.250%		03/01/18	7,750	7,842,031
Neff Rental LLC	7.250%		06/09/21	5,300	5,280,125

					13,122,156

Chemicals — 0.2%
Solenis International LP	7.750%		07/31/22	7,500	7,325,003

Energy - Other — 0.2%
American Energy Marcellus LLC	8.500%		08/04/21	3,675	3,642,844
Fieldwood Energy LLC	8.375%		09/30/20	3,000	3,003,750

					6,646,594

Gaming — 0.2%
CCM Merger, Inc. (original cost $4,302,184; purchased 07/30/14)(b)(c)	4.500%		08/06/21	4,335	4,285,928
Golden Nugget, Inc.	5.500%		11/21/19	1,489	1,501,777
Yonkers Racing Corp.	8.750%		08/20/20	1,180	944,000

					6,731,705

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	1,000	1,000,000

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,741,250

Media & Entertainment — 0.1%
Clear Channel Communications, Inc.	3.884%		01/29/16	1,938	1,918,026

Retailers
Advantage Sales & Marketing, Inc.	7.500%		07/25/22	1,000	983,500

Technology — 1.1%
BMC Software Finance, Inc.	5.000%		09/10/20	4,987	4,899,711
Electronic Funds Source	8.500%		05/29/22	7,150	7,060,625
Evergreen Skills Lux Sarl (Luxembourg)	7.750%		04/28/22	16,200	15,822,005
Kronos, Inc.	9.750%		04/30/20	7,956	8,165,049

					35,947,390

TOTAL BANK LOANS (cost $75,375,958)					75,415,624

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.471%	(a)	10/25/35	94	83,419
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.365%	(a)	10/25/46	41	27,921
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.038%	(a)	11/25/46	357	195,820
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	1.833%	(a)	09/25/45	20	18,874
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.555%	(a)	05/25/35	42	31,705
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.622%	(a)	03/20/36	121	104,945
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.664%	(a)	10/25/35	47	46,786
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.773%	(a)	09/25/37	79	66,318
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.264%	(a)	10/25/35	31	25,314
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.665%	(a)	02/25/37	37	32,582
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.364%	(a)	07/20/46	33	22,736
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.345%	(a)	09/25/46	44	37,224
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.475%	(a)	03/25/35	101	96,271
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	66	56,474
HarborView Mortgage Loan Trust, Series 2006-1, Class 2A1A	0.393%	(a)	03/19/36	314	227,858
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.333%	(a)	07/19/46	48	31,563
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.403%	(a)	09/19/46	58	4,750
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.345%	(a)	09/25/46	37	31,794
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	31	27,663
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.365%	(a)	04/25/46	26	19,581
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500%		02/25/36	194	153,117
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.485%	(a)	03/25/37	161	60,146
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	63	56,437
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.345%	(a)	07/25/46	50	40,711
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.505%	(a)	04/25/36	112	39,012
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.309%	(a)	02/25/37	32	27,820
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.375%	(a)	02/25/37	40	35,517
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.878%	(a)	04/25/47	43	39,180

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,463,639)					1,641,538

CORPORATE BONDS — 91.8%
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc., Gtd. Notes(d)	6.875%		09/15/20	2,475	2,660,625
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%		10/01/21	1,300	1,303,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	5.750%		03/15/22	3,275	3,258,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.000%		10/15/22	3,425	3,407,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%		01/15/23	6,700	6,708,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.750%		03/15/20	2,476	2,699,335
Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	5,400	5,724,000
LMI Aerospace, Inc., Sr. Sec’d. Notes, 144A	7.375%		07/15/19	4,225	4,225,000
Sequa Corp., Gtd. Notes, 144A (original cost $8,703,219; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%		12/15/17	8,659	7,511,682
TransDigm, Inc., Gtd. Notes(d)	7.500%		07/15/21	5,245	5,599,038
TransDigm, Inc., Gtd. Notes, 144A	6.000%		07/15/22	6,150	6,073,125
TransDigm, Inc., Gtd. Notes, 144A	6.500%		07/15/24	6,150	6,126,938
Triumph Group, Inc., Gtd. Notes	5.250%		06/01/22	800	788,000

					56,085,868

Automotive — 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	5,575	5,798,000
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.625%		10/15/22	5,000	5,262,500
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	756,000
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	3,100	3,289,875
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	9,500	10,355,000
Dana Holding Corp., Sr. Unsec’d. Notes(d)	5.375%		09/15/21	4,050	4,120,875
Dana Holding Corp., Sr. Unsec’d. Notes(d)	6.750%		02/15/21	6,909	7,314,538
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	950	965,437
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	5,275	5,578,312
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,150	1,155,750
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	672,750
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	765,313
Lear Corp., Gtd. Notes	8.125%		03/15/20	6,057	6,390,135
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	3,775	3,812,750
Meritor, Inc., Gtd. Notes(d)	6.750%		06/15/21	5,075	5,278,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	5,350	5,243,000

					66,758,235

Banking — 0.7%
Ally Financial, Inc., Gtd. Notes(d)	8.000%		03/15/20	8,480	9,879,200
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(a)	12/29/49	730	787,035
Bank of America Corp., Series U, Jr. Sub. Notes	5.200%	(a)	12/31/49	2,925	2,749,500
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	452,462
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	(a)	12/31/49	4,975	4,937,687
Wells Fargo & Co., Series S, Jr. Sub. Notes(d)	5.900%	(a)	12/31/49	4,975	5,068,281

					23,874,165

Building Materials & Construction — 3.2%
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	4,375	4,145,313
Beazer Homes USA, Inc., Gtd. Notes(d)	7.250%		02/01/23	1,425	1,417,875
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	7,625	7,758,437
Beazer Homes USA, Inc., Gtd. Notes(d)	9.125%		05/15/19	5,000	5,237,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	5,175	5,200,875
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10 - 04/27/11)(b)(c)	7.000%		02/15/20	5,825	6,058,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(b)(c)	6.750%		05/01/21	2,000	2,095,000

Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $446,625; purchased 09/27/10)(b)(c)	6.875%	08/15/18	450	465,750
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	5,975	6,736,812
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	6,475	6,238,662
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,825	8,560,250
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	900	963,000
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20	6,050	6,337,375
KB Home, Gtd. Notes(d)	7.000%	12/15/21	2,725	2,840,813
KB Home, Gtd. Notes(d)	7.500%	09/15/22	5,425	5,804,750
Masco Corp., Sr. Unsec’d. Notes	5.950%	03/15/22	1,675	1,829,938
Standard Pacific Corp., Gtd. Notes(d)	6.250%	12/15/21	800	815,000
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	925	1,049,875
Standard Pacific Corp., Gtd. Notes(d)	8.375%	01/15/21	525	601,125
Standard Pacific Corp., Gtd. Notes(d)	10.750%	09/15/16	3,875	4,436,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	2,150	2,069,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(d)	7.750%	04/15/20	5,892	6,304,440
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	1,762	1,885,340
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	823,969
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	8,612,850
WLH PNW Finance Corp., Sr. Unsec’d. Notes, 144A(d)	7.000%	08/15/22	5,050	5,113,125

				103,402,324

Cable — 3.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%	04/15/18	1,375	1,490,156
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	9,975	11,084,719
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.125%	02/15/23	568	545,280
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.250%	03/15/21	635	622,300
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.250%	09/30/22	2,200	2,153,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%	09/01/23	7,625	7,586,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%	01/15/24	12,950	12,885,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,600	1,690,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	6,125	5,864,687
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	8,505	8,132,906
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	5,375	5,529,531
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	6.750%	11/15/21	4,530	4,825,356
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	947,750
DISH DBS Corp., Gtd. Notes(d)	5.000%	03/15/23	2,100	2,014,688
DISH DBS Corp., Gtd. Notes(d)	5.875%	07/15/22	3,275	3,340,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	5.500%	08/01/23	12,000	11,460,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes, 144A	5.500%	04/15/21	7,500	7,415,625
ONO Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19	1,625	1,746,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(d)	5.750%	01/15/23	11,408	11,322,440
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,825	3,786,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(d)	5.375%	04/15/21	4,000	4,030,000

				108,474,938

Capital Goods — 7.1%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%		10/01/20	3,675	3,831,188
AECOM Technology Corp., Sr. Unsec’d. Notes, 144A	5.875%		10/15/24	9,700	9,760,625
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(d)	7.875%		01/31/18	1,425	1,460,625
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)	7.000%		02/01/21	2,000	1,840,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	8,925	9,460,500
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	4,025	4,075,313
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $4,268,531; purchased 01/16/14-07/01/14)(b)(c)	7.000%		02/01/19	4,125	4,238,437
Case New Holland Industrial, Inc., Gtd. Notes	7.875%		12/01/17	4,150	4,611,687
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	6,850	6,850,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,385,438; purchased 04/08/13)(b)(c)	8.750%		12/15/19	4,975	5,385,437
CNH Industrial Capital LLC, Gtd. Notes(d)	3.625%		04/15/18	2,950	2,883,625
CPG Merger Sub LLC, Gtd. Notes, 144A(d)	8.000%		10/01/21	475	482,125
Dycom Investments, Inc., Gtd. Notes	7.125%		01/15/21	5,225	5,512,375
EnPro Industries, Inc., Gtd. Notes, 144A(d)	5.875%		09/15/22	4,475	4,542,125
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,945,000; purchased 07/22/13-07/24/13)(b)(c)(d)	6.875%		08/15/21	2,945	2,952,363
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,350,000; purchased 06/12/14)(b)(c)(d)	6.000%		07/15/22	9,350	8,789,000
General Cable Corp., Gtd. Notes	5.750	%(a)	10/01/22	3,225	2,999,250
Griffon Corp., Gtd. Notes	5.250%		03/01/22	11,700	11,144,250
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	10,595	11,310,162
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	6,250	6,703,125
Jurassic Holdings III, Inc., Sec’d. Notes, 144A(d)	6.875%		02/15/21	7,775	7,775,000
Laureate Education, Inc., Gtd. Notes, 144A(d)	9.250%		09/01/19	12,425	12,487,125
Light Tower Rentals, Inc., Sr. Sec’d. Notes, 144A	8.125%		08/01/19	4,250	4,292,500
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%		10/15/22	2,550	2,626,500
Modular Space Corp., Sec’d. Notes, 144A (original cost $3,050,000; purchased 02/19/14)(b)(c)(d)	10.250%		01/31/19	3,050	3,080,500
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $5,029,875; purchased 04/12/13-07/18/14)(b)(c)	7.875%		05/01/18	5,000	5,200,000
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%		12/15/19	3,600	3,690,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,450	1,475,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(b)(c)(d)	6.375%		05/01/22	12,750	12,240,000
Terex Corp., Gtd. Notes(d)	6.000%		05/15/21	8,889	9,244,560
Terex Corp., Gtd. Notes(d)	6.500%		04/01/20	2,175	2,278,313
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(b)(c)	7.500%		02/15/19	3,000	3,030,000
United Rentals North America, Inc., Gtd. Notes(d)	5.750%		11/15/24	5,150	5,214,375
United Rentals North America, Inc., Gtd. Notes	6.125%		06/15/23	2,600	2,671,500
United Rentals North America, Inc., Gtd. Notes(d)	7.375%		05/15/20	2,625	2,789,063
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	12,640	13,746,000
United Rentals North America, Inc., Gtd. Notes(d)	8.375%		09/15/20	2,750	2,956,250
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21	7,025	7,604,562
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	9.750%		02/01/19	3,015	3,150,675
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17	10,800	11,124,000

					225,508,510

Chemicals — 3.1%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(d)	7.375%		05/01/21	7,695	8,252,887
Axiall Corp., Gtd. Notes(d)	4.875%		05/15/23	2,175	2,088,000
Celanese US Holdings LLC, Gtd. Notes(d)	4.625%		11/15/22	1,425	1,396,500
Chemtura Corp., Gtd. Notes(d)	5.750%		07/15/21	7,375	7,301,250
Eagle Spinco, Inc., Gtd. Notes(d)	4.625%		02/15/21	2,625	2,520,000
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	9,385	9,431,925
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(d)	9.000%		11/15/20	21,120	20,116,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%		02/01/18	2,875	2,928,906
Huntsman International LLC, Gtd. Notes(d)	8.625%		03/15/20	1,650	1,740,750
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	5,102	5,299,703
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	6,325	6,277,563
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%		10/15/20	1,200	1,239,000
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20	13,805	15,202,756
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $9,563,788; purchased 12/11/12-01/06/14)(b)(c)	8.750%		12/15/20	9,270	9,849,375
Tronox Finance LLC, Gtd. Notes(d)	6.375%		08/15/20	6,481	6,505,304

					100,150,719

Consumer — 2.2%
Anna Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(d)	7.750%		10/01/22	6,000	6,030,000
Big Heart Pet Brands, Gtd. Notes	7.625%		02/15/19	3,084	3,060,870
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $5,325,000; purchased 11/22/13)(b)(c)	8.500%		12/01/21	5,325	5,351,625
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(b)(c)	6.875%		06/15/19	3,100	3,247,250
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625%		05/15/21	5,805	5,413,162
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $2,632,313; purchased 05/13/14)(b)(c)	8.875%		08/01/18	2,525	2,468,188
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%		05/01/22	5,475	5,324,437
PVH Corp., Sr. Unsec’d. Notes(d)	4.500%		12/15/22	2,950	2,883,625
Service Corp. International, Sr. Unsec’d. Notes	4.500%		11/15/20	2,325	2,255,250
Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	925	934,250
Service Corp. International, Sr. Unsec’d. Notes	7.000%	(a)	06/15/17	4,143	4,515,870
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%		05/15/24	8,650	8,671,625
Spectrum Brands, Inc., Gtd. Notes	6.375%		11/15/20	4,200	4,378,500
Springs Industries, Inc., Sr. Sec’d. Notes(d)	6.250%		06/01/21	2,700	2,646,000
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(d)	7.750%		03/15/21	9,245	7,072,425
Visant Corp., Gtd. Notes	10.000%		10/01/17	1,369	1,221,833
West Corp., Gtd. Notes, 144A	5.375%		07/15/22	5,450	5,027,625

					70,502,535

Electric — 5.5%
AES Corp., Sr. Unsec’d. Notes	4.875%		05/15/23	2,175	2,066,250
AES Corp., Sr. Unsec’d. Notes	5.500%		03/15/24	2,400	2,334,000
AES Corp., Sr. Unsec’d. Notes(d)	7.375%		07/01/21	8,275	9,268,000
AES Corp., Sr. Unsec’d. Notes	8.000%		10/15/17	1,100	1,234,750
AES Corp., Sr. Unsec’d. Notes	8.000%		06/01/20	3,625	4,159,688
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	2,100	2,220,750
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	3,890	4,240,100
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%		01/15/23	11,610	11,232,675
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%		01/15/25	7,075	6,871,594

Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24	3,150	3,150,000
Covanta Holding Corp., Sr. Unsec’d. Notes(d)	6.375%		10/01/22	3,750	3,956,250
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	3,055	3,253,575
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	4,175	4,425,500
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250%		10/15/21	15,875	16,390,937
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%		10/01/19	4,875	4,960,313
Dynegy, Inc., Gtd. Notes(d)	5.875%		06/01/23	14,235	13,274,137
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes(b)	11.000%	(a)(e)	10/01/21	4,500	5,197,500
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	936,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%		10/15/18	3,350	3,484,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20	9,750	10,140,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,831,009; purchased 06/07/13)(b)(c)	7.000%		06/30/23	3,900	3,753,750
Mirant Corp., Bonds, 144A(b)	7.400%	(a)(e)	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Series B, Pass-Through Certificates	9.125%		06/30/17	5,308	5,706,118
NRG Energy, Inc., Gtd. Notes(d)	7.625%		01/15/18	7,070	7,777,000
NRG Energy, Inc., Gtd. Notes(d)	7.875%		05/15/21	4,240	4,558,000
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	4,950	5,302,687
NRG Energy, Inc., Gtd. Notes, 144A	6.250%		07/15/22	9,018	9,249,086
NRG Energy, Inc., Gtd. Notes, 144A(d)	6.250%		05/01/24	13,100	13,132,750
NRG REMA LLC, Series B, Pass-Through Certificates(b)	9.237%		07/02/17	1,693	1,807,797
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%		07/02/26	5,910	6,323,700
RJS Power Holdings LLC, Gtd. Notes, 144A(d)	5.125%		07/15/19	5,625	5,568,750

					175,977,732

Energy — Integrated 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,000	5,075,000

Energy — Other 9.5%
Antero Resources Corp., Gtd. Notes, 144A	5.125%		12/01/22	4,125	4,011,563
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes	7.375%		04/15/21	6,775	7,367,812
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A(d)	6.000%		05/01/22	7,150	7,668,375
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%		02/01/23	7,250	6,960,000
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%		04/15/21	6,350	6,540,500
Bristow Group, Inc., Gtd. Notes	6.250%		10/15/22	4,375	4,539,063
California Resources Corp., Gtd. Notes, 144A	5.500%		09/15/21	4,675	4,745,125
California Resources Corp., Gtd. Notes, 144A	6.000%		11/15/24	5,875	6,036,562
CGG SA (France), Gtd. Notes(d)	6.500%		06/01/21	2,125	1,859,375
CGG SA (France), Gtd. Notes(d)	7.750%		05/15/17	928	932,640
CGG SA (France), Gtd. Notes, 144A(d)	6.875%		01/15/22	9,630	8,546,625
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%		08/15/22	5,725	5,739,312
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	5,625	5,850,000
Denbury Resources, Inc., Gtd. Notes(d)	4.625%		07/15/23	4,200	3,885,000
Denbury Resources, Inc., Gtd. Notes	5.500%		05/01/22	8,700	8,613,000
Denbury Resources, Inc., Gtd. Notes(d)	6.375%		08/15/21	2,565	2,667,600
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A(d)	6.875%		03/15/24	4,500	4,230,000
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(d)	9.375%		05/01/20	7,301	7,958,090
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875%		05/01/19	1,800	1,876,500
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc, Gtd. Notes	6.625%		05/01/21	654	716,130
Halcon Resources Corp., Gtd. Notes	9.250%		02/15/22	2,700	2,689,875
Halcon Resources Corp., Gtd. Notes	9.750%		07/15/20	10,650	10,836,375
Harvest Operations Corp. (South Korea), Gtd. Notes	6.875%		10/01/17	1,275	1,329,188

Hercules Offshore, Inc., Gtd. Notes, 144A	7.500%		10/01/21	2,275	1,831,375
Hercules Offshore, Inc., Gtd. Notes, 144A(d)	8.750%		07/15/21	2,300	2,001,000
Hercules Offshore, Inc., Gtd. Notes, 144A	10.250%		04/01/19	3,500	3,333,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,707,250; purchased 03/19/13)(b)(c)(d)	7.625%		04/15/21	2,450	2,578,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(b)(c)	8.000%		02/15/20	1,500	1,565,625
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%		04/01/20	5,725	5,725,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	8.500%		10/01/22	6,325	5,613,437
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes(d)	6.500%		09/15/21	3,650	3,558,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A(d)	6.500%		03/15/21	8,195	8,399,875
MEG Energy Corp. (Canada), Gtd. Notes, 144A(d)	7.000%		03/31/24	7,300	7,555,500
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%		07/01/22	4,925	4,814,187
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes	9.250%		06/01/21	8,050	7,929,250
Newfield Exploration Co., Sr. Unsec’d. Notes(d)	5.625%		07/01/24	1,425	1,524,750
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,875	2,010,938
Oasis Petroleum, Inc., Gtd. Notes(d)	6.875%		03/15/22	9,825	10,365,375
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(d)	7.250%		04/01/19	4,600	4,209,000
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	2,063,875
Parker Drilling Co., Gtd. Notes, 144A	6.750%		07/15/22	2,070	2,080,350
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,538,219
Pioneer Energy Services Corp., Gtd. Notes, 144A	6.125%		03/15/22	2,400	2,376,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%		12/15/21	2,075	2,137,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,593,750
QEP Resources, Inc., Sr. Unsec’d. Notes(d)	5.250%		05/01/23	6,075	5,892,750
QEP Resources, Inc., Sr. Unsec’d. Notes(d)	5.375%		10/01/22	2,300	2,254,000
Range Resources Corp., Gtd. Notes	5.000%		08/15/22	2,000	2,045,000
Range Resources Corp., Gtd. Notes(d)	5.000%		03/15/23	2,567	2,644,010
Range Resources Corp., Gtd. Notes	5.750%		06/01/21	2,925	3,071,250
Samson Investment Co., Gtd. Notes	9.750%	(a)	02/15/20	15,150	13,748,625
Sanchez Energy Corp., Gtd. Notes	7.750%		06/15/21	5,525	5,911,750
Sanchez Energy Corp., Gtd. Notes, 144A(d)	6.125%		01/15/23	6,800	6,734,040
SESI LLC, Gtd. Notes	6.375%		05/01/19	3,050	3,172,000
SESI LLC, Gtd. Notes	7.125%		12/15/21	1,750	1,933,750
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A	6.500%		07/15/22	2,275	2,235,188
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750%		07/15/22	5,650	5,515,812
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	6,900	6,900,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18	2,125	2,135,625
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(d)	6.125%		10/01/24	4,775	4,560,125
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	6,608	6,608,000
Whiting Petroleum Corp., Gtd. Notes	5.750%		03/15/21	8,650	9,147,375
WPX Energy, Inc., Sr. Unsec’d. Notes(d)	6.000%		01/15/22	14,803	15,261,893

					303,175,784

Foods — 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	9,100	9,043,125
Aramark Services Inc., Gtd. Notes	5.750%		03/15/20	2,785	2,854,625
B&G Foods, Inc., Gtd. Notes(d)	4.625%		06/01/21	4,025	3,833,812
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A(d)	8.000%		02/15/22	9,840	9,200,400
Constellation Brands, Inc., Gtd. Notes(d)	4.250%		05/01/23	2,600	2,538,250
Crestview DS Merger Sub II, Inc., Sec’d. Notes	10.000%		09/01/21	5,655	6,248,775
Darling Ingredients, Inc., Gtd. Notes	5.375%		01/15/22	4,800	4,836,000
HJ Heinz Co., Sec’d. Notes(d)	4.250%		10/15/20	2,450	2,434,688

Ingles Market, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	4,550	4,572,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $9,130,750; purchased 09/13/13-10/15/13)(b)(c)	7.250%	06/01/21	9,125	9,581,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,017,471; purchased 05/20/11-06/15/11)(b)(c)	7.250%	06/01/21	3,085	3,239,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,273,813; purchased 06/11/14-07/10/14)(b)(c)(d)	5.875%	07/15/24	6,275	6,024,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,800,500; purchased 04/19/12-06/25/13)(b)(c)	9.375%	05/01/20	8,650	9,147,375
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(d)	10.250%	06/30/20	10,600	10,520,500
Post Holdings, Inc., Gtd. Notes(d)	7.375%	02/15/22	7,350	7,276,500
Post Holdings, Inc., Gtd. Notes, 144A(d)	6.000%	12/15/22	175	160,125
Post Holdings, Inc., Gtd. Notes, 144A(d)	6.750%	12/01/21	3,375	3,197,813
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	5,250	4,856,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes(d)	6.625%	08/15/22	6,175	6,514,625
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	1,350	1,353,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	4,125	4,176,562
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	5,281	5,505,442
TreeHouse Foods, Inc., Gtd. Notes(d)	4.875%	03/15/22	2,875	2,831,875

				119,947,367

Gaming — 5.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	9,625	9,336,250
Boyd Gaming Corp., Gtd. Notes(d)	9.000%	07/01/20	5,209	5,469,450
Boyd Gaming Corp., Gtd. Notes(d)	9.125%	12/01/18	7,760	8,089,800
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(d)	9.000%	02/15/20	2,700	2,065,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(d)	11.250%	06/01/17	7,245	5,623,931
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(d)	8.000%	10/01/20	8,600	8,471,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,251,245; purchased 03/14/12-05/21/14)(b)(c)	9.125%	05/01/19	12,112	12,778,160
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	1,325	1,328,313
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.875%	11/01/20	2,875	2,931,609
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(d)	8.500%	12/01/21	10,625	10,731,250
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	8,857	9,233,422
Isle of Capri Casinos, Inc., Gtd. Notes(d)	8.875%	06/15/20	2,598	2,760,375
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	2,475	2,376,000
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21	18,915	19,955,325
MGM Resorts International, Gtd. Notes(d)	6.750%	10/01/20	1,700	1,810,500
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	650	706,875
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	3,100	3,495,560
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	9,043	9,868,038
Penn National Gaming, Inc., Sr. Unsec’d. Notes(d)	5.875%	11/01/21	11,725	10,816,312
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	5,029	5,255,305
Pinnacle Entertainment, Inc., Gtd. Notes(d)	7.750%	04/01/22	6,775	7,367,813
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	6,285	6,552,113
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	12,100	11,555,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(d)	5.250%	10/15/21	3,850	3,715,250

				162,293,651

Healthcare & Pharmaceutical — 7.3%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,500	2,575,000

Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,220	4,853,000
Amsurg Corp., Gtd. Notes, 144A	5.625%	07/15/22	3,450	3,415,500
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	7,075	7,499,500
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	7,280	7,575,750
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(d)	7.000%	05/15/19	6,250	6,234,375
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,200	2,116,125
CHS/Community Health Systems, Inc., Gtd. Notes(d)	7.125%	07/15/20	1,750	1,855,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	16,905	18,049,468
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(d)	6.875%	02/01/22	7,150	7,436,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	3,575	3,637,563
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	11,383	12,051,751
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	8,800	9,790,000
Endo Finance Co., Gtd. Notes, 144A(d)	5.750%	01/15/22	2,450	2,419,375
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	3,350	3,526,545
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	4,375	4,320,313
HCA, Inc., Gtd. Notes(d)	5.875%	05/01/23	9,715	9,933,587
HCA, Inc., Gtd. Notes	7.190%	11/15/15	2,116	2,211,220
HCA, Inc., Gtd. Notes	8.000%	10/01/18	16,250	18,484,375
HCA, Inc., Gtd. Notes, MTN	9.000%	12/15/14	693	699,930
HCA, Inc., Sr. Sec’d. Notes(d)	5.000%	03/15/24	3,625	3,566,094
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,788	1,906,455
Kindred Healthcare, Inc., Gtd. Notes, 144A(d)	6.375%	04/15/22	3,506	3,418,350
LifePoint Hospitals, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,151,250
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750%	04/15/23	5,175	4,838,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	250	251,875
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	6,017,500
Ortho Clinical Diagnostics, Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	20,100	18,316,125
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	4,950	5,247,000
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	6,175	6,175,000
STHI Holding Corp., Sec’d. Notes, 144A (original cost $1,225,000; purchased 03/11/11)(b)(c)(d)	8.000%	03/15/18	1,225	1,267,875
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.375%	10/01/21	4,545	4,351,837
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.500%	04/01/21	2,875	2,803,125
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.750%	06/01/20	2,975	2,952,688
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	1,875	1,992,188
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	4,500	4,691,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.125%	04/01/22	8,925	9,795,187
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(d)	5.000%	03/01/19	1,875	1,851,563
Valeant Pharmaceuticals International, Gtd. Notes, 144A(d)	6.375%	10/15/20	5,500	5,651,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	9,450	9,757,125
Valeant Pharmaceuticals International, Gtd. Notes, 144A(d)	7.000%	10/01/20	1,975	2,063,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.625%	12/01/21	1,825	1,818,156
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,375	2,541,250

				234,110,020

Healthcare Insurance — 0.1%
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	4,475	4,486,188

Lodging — 0.6%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A(d)	5.625%		10/15/21	7,650	7,879,500
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18	3,700	4,144,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,405,750; purchased 07/17/14)(b)(c)	8.500%		10/15/22	5,850	6,361,875

					18,385,375

Media & Entertainment — 3.2%
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20	11,234	12,371,442
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	1,775	1,934,750
Belo Corp., Sr. Unsec’d. Notes	7.750%		06/01/27	4,000	4,420,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%		05/15/19	4,550	4,823,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A	5.625%		02/15/24	2,275	2,280,688
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	2,300	2,265,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(d)	5.375%		06/01/24	2,100	2,037,000
Cinemark USA, Inc., Gtd. Notes(d)	5.125%		12/15/22	5,850	5,747,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%		11/15/22	2,970	3,007,125
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(d)	7.625%		03/15/20	2,700	2,781,000
Entercom Radio LLC, Gtd. Notes	10.500%		12/01/19	4,075	4,462,125
Gannett Co., Inc., Gtd. Notes, 144A(d)	5.500%		09/15/24	2,250	2,216,250
Getty Images Inc., Sr. Unsec’d. Notes, 144A(d)	7.000%		10/15/20	2,084	1,536,950
Gray Television, Inc., Gtd. Notes(d)	7.500%		10/01/20	7,130	7,290,425
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%		05/15/22	3,600	3,519,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	5,700	6,027,750
LIN Television Corp., Gtd. Notes	6.375%		01/15/21	2,000	2,015,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%		06/15/22	2,400	2,388,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes(d)	9.750%	(a)	04/01/21	5,200	5,746,000
Mood Media Corp. (Canada), Gtd. Notes, 144A(d)	9.250%		10/15/20	3,700	3,034,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(b)(c)	5.000%		08/01/18	2,300	2,323,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	4,350	4,393,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(d)	5.000%		04/15/22	250	244,375
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	6.000%		04/01/24	3,425	3,382,187
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	6.500%		11/15/23	2,560	2,553,600
Sinclair Television Group, Inc., Gtd. Notes(d)	5.375%		04/01/21	4,850	4,777,250
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(d)	6.125%		10/01/22	2,825	2,874,438
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17	975	998,156
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/21	1,750	1,771,875

					103,222,011

Metals — 3.0%
AK Steel Corp., Gtd. Notes(d)	7.625%		05/15/20	2,000	1,975,000
AK Steel Corp., Gtd. Notes(d)	7.625%		10/01/21	5,125	4,971,250
AK Steel Corp., Sr. Sec’d. Notes	8.750%		12/01/18	4,200	4,557,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.000%	(a)	03/01/21	6,700	7,043,375
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	10,175	10,785,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%	(a)	02/25/22	10,400	11,167,000
Arch Coal, Inc., Gtd. Notes(d)	7.250%		10/01/20	1,225	661,500
Arch Coal, Inc., Gtd. Notes(d)	9.875%		06/15/19	2,525	1,464,500
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%		04/01/20	1,400	1,400,000
CONSOL Energy, Inc., Gtd. Notes, 144A	5.875%		04/15/22	5,775	5,688,375

Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%		12/15/20	4,841	4,804,693
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	6.750%		02/15/20	5,750	5,807,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%		02/15/21	5,841	5,921,314
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	7.250%		05/15/22	4,300	4,396,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%		04/01/17	4,000	4,030,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.875%		02/01/18	3,200	3,288,000
GrafTech International Ltd., Gtd. Notes(d)	6.375%		11/15/20	2,650	2,630,125
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.250%		11/15/22	8,367	8,471,587
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	3,250	3,185,000
Peabody Energy Corp., Gtd. Notes(d)	6.250%		11/15/21	1,125	1,046,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%		02/01/18	3,000	3,150,000

					96,444,719

Non-Captive Finance — 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,600	1,552,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	3,875	3,758,750
Aston Escrow Corp., Sr. Sec’d. Notes, 144A (original cost $17,825,000; purchased 07/22/14)(b)(c)(d)	9.500%		08/15/21	17,825	17,379,375
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	950	973,750
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	22,600	22,656,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	2,575	2,652,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	774,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,857,094
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%		05/01/19	610	460,550
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911%	(a)	11/30/35	100	102,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	4,875	4,801,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	1,150	1,150,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	525	590,625
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	3,525	3,498,562
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,271,580
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	8.250%		12/15/20	1,125	1,328,906
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	1,200	1,362,000
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	6.250%	(a)	12/21/65	4,250	4,165,000
Jet Equipment Trust 1994-A, Equipment Trust, 144A(b)	10.000%	(a)(e)	12/15/14	50	39,630
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A	7.630%	(a)(e)	08/15/12	11	—	(f)
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,535,313
Navient LLC, Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,800	2,018,250
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	9,667,875
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,125	1,265,625

					86,862,760

Packaging — 3.1%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(d)	8.625%		06/15/19	6,225	6,256,125
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	5,950	6,440,875

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	1,725	1,656,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.250%	01/31/19	5,875	5,816,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.750%	01/31/21	5,000	5,000,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,350	1,454,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	998,118
Berry Plastics Corp., Sec’d. Notes(d)	9.750%	01/15/21	4,875	5,399,062
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, Gtd. Notes, 144A(d)	6.000%	06/15/17	5,150	5,072,750
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	6,900	7,210,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,970	5,355,175
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,075,000; purchased 09/25/13)(b)(c)	6.500%	10/01/21	3,075	3,121,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	9,975	10,386,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	11,900	12,807,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(d)	5.750%	10/15/20	7,280	7,407,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,661,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%	08/15/19	4,925	5,232,812
Sealed Air Corp., Gtd. Notes, 144A(d)	5.250%	04/01/23	3,500	3,430,000
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	1,400	1,492,750
Sealed Air Corp., Gtd. ANotes, 144A	8.375%	09/15/21	4,000	4,440,000

				100,639,036

Paper — 0.4%
Domtar Corp., Gtd. Notes(d)	10.750%	06/01/17	1,125	1,361,012
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18	1,375	1,433,438
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	5,750	5,865,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	4,275	4,307,062

				12,966,512

Pipelines & Other — 3.1%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes(d)	4.875%	03/15/24	7,175	7,336,437
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	7.000%	05/20/22	5,635	5,902,662
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,240	1,271,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,900	2,914,500
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	4,300	4,783,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,175	4,081,063
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(d)	6.750%	01/15/22	5,345	5,211,375
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	3,659	3,805,360
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	2,275	2,263,625
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A	5.000%	02/15/21	2,775	2,892,938
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(d)	5.625%	11/15/23	5,725	6,082,812

Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(d)	5.500%		04/15/23	3,275	3,315,938
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%		09/01/20	5,225	5,434,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,717,000; purchased 02/25/14)(b)(c)(d)	3.900%		04/15/15	1,700	1,695,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,353,375; purchased 02/21/14-02/25/14)(b)(c)(d)	5.625%		04/15/20	3,475	3,579,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,664,483; purchased 01/10/13-06/13/13)(b)(c)	6.000%		01/15/19	8,722	9,070,880
Selectica, Inc. (Escrow Shares)	— %	(a)(e)	12/31/49	1,350	—
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%		06/01/24	5,700	5,443,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%		08/01/21	2,200	2,332,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%		11/15/23	4,475	4,296,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%		08/01/22	798	849,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	6,975	7,445,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%		10/15/18	4,350	4,534,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,946,645
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,123,313

					100,613,355

Real Estate Investment Trusts — 1.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	15,525	16,262,437
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%		06/01/21	2,125	2,125,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%		11/15/22	375	391,875
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,197,187
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%		03/01/23	2,425	2,370,438
Kennedy-Wilson, Inc., Gtd. Notes	5.875%		04/01/24	2,150	2,160,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,348,687
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%		10/15/22	475	504,688
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%		02/15/20	825	869,344
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	4,300	4,235,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(d)	5.500%		02/01/21	2,950	2,994,250
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,779,415

					46,239,571

Retailers — 2.8%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%		08/01/19	4,525	4,785,188
Claire’s Stores, Inc., Gtd. Notes, 144A(d)	7.750%		06/01/20	2,350	1,656,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%		03/15/20	3,000	2,760,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%		03/15/19	6,875	6,995,312
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	1,900	1,852,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	9,550	9,979,750
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $8,970,375; purchased 06/06/13-01/03/14)(b)(c)(d)	9.250%		06/15/21	8,800	9,416,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	1,000	1,032,500

L Brands, Inc., Gtd. Notes	5.625%		02/15/22	7,385	7,698,862
L Brands, Inc., Gtd. Notes(d)	5.625%		10/15/23	3,450	3,596,625
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(d)	7.000%		07/01/22	6,300	6,363,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	7.500%		08/01/18	1,894	1,927,145
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,085,000
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(d)	8.000%		10/15/21	7,795	8,106,800
Pantry Inc. (The), Gtd. Notes	8.375%		08/01/20	17,125	17,895,625
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(d)	8.500%		12/01/17	2,661	2,680,958

					88,832,015

Technology — 10.2%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	3,000	3,120,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%		03/01/19	8,100	8,181,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(d)	6.750%		11/15/20	7,175	7,282,625
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,750	1,995,000
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	5,355	5,355,000
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21	7,450	7,636,250
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%		03/01/21	20,675	18,090,625
Avaya, Inc., Sr. Sec’d. Notes, 144A(d)	7.000%		04/01/19	3,905	3,787,850
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21	12,535	12,033,600
Boxer Parent Co, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	9.000%		10/15/19	13,560	12,475,200
Brightstar Corp., Gtd. Notes, 144A (original cost $6,424,600; purchased 11/23/10- 06/13/12)(b)(c)	9.500%		12/01/16	6,345	6,717,769
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,408,490; purchased 07/26/13-08/09/13)(b)(c)	7.250%		08/01/18	9,500	10,224,375
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%		08/15/22	7,750	8,040,625
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	13,420	14,225,200
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,950,000; purchased 03/21/13)(b)(c)(d)	11.000%		03/15/21	1,950	2,213,250
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%		11/15/17	6,925	6,933,656
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%		06/01/20	22,980	23,669,400
CommScope, Inc., Gtd. Notes, 144A(d)	5.500%		06/15/24	3,350	3,291,375
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	4,400	4,620,000
First Data Corp., Gtd. Notes	10.625%		06/15/21	11,104	12,630,800
First Data Corp., Gtd. Notes	11.250%		01/15/21	2,990	3,404,863
First Data Corp., Gtd. Notes(d)	11.750%		08/15/21	24,236	28,053,170
First Data Corp., Gtd. Notes(d)	12.625%		01/15/21	8,352	10,001,520
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	132	139,920
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	14.500%		09/24/19	1,764	1,852,200
Freescale Semiconductor, Inc., Gtd. Notes(d)	8.050%		02/01/20	3,447	3,662,438
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	6,180	6,272,700
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	8,154	8,296,695
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(d)	7.125%		05/01/21	2,150	2,128,500
Iron Mountain, Inc., Gtd. Notes(d)	6.000%		08/15/23	7,050	7,226,250
NCR Corp., Gtd. Notes(d)	5.875%		12/15/21	3,200	3,272,000
Nortel Networks Ltd. (Canada), Gtd. Notes	10.125%	(a)(e)	07/15/13	3,050	3,431,250
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20	10,775	10,532,562
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,660	4,729,900
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%		10/15/23	6,075	5,862,375
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	6.500%		05/15/19	3,531	3,681,067
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	7,265	7,809,875
Sungard Availability Services Capital, Inc., Gtd. Notes, 144A(d)	8.750%		04/01/22	4,925	3,669,125
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	7,100	7,100,000

SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18	246	253,380
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	4,830	5,071,500
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%	06/15/18	750	776,250
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%	06/15/18	17,050	17,561,500
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A	7.250%	10/15/22	7,325	7,325,000

				324,637,640

Telecommunications — 4.9%
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,980,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes(d)	6.150%	09/15/19	3,031	3,243,170
CenturyLink, Inc., Series W, Sr. Unsec’d. Notes(d)	6.750%	12/01/23	1,280	1,372,800
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	5,150	5,104,937
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	3,600	3,592,800
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	6,100	6,283,610
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	6,315	7,293,825
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	6.250%	09/15/21	1,525	1,509,750
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	7.125%	01/15/23	1,950	1,989,000
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.500%	04/15/20	250	277,500
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	4,950,000
Level 3 Financing, Inc., Gtd. Notes(d)	7.000%	06/01/20	3,625	3,819,844
Level 3 Financing, Inc., Gtd. Notes(d)	8.125%	07/01/19	1,275	1,357,875
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	2,250	2,435,625
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	852,323
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/15/22	2,500	2,400,000
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%	04/15/20	2,565	2,558,587
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	14,220	13,580,100
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	14,940	15,705,675
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	3,067,680
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	6.000%	11/15/22	1,325	1,285,250
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	7.000%	08/15/20	2,075	2,163,188
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	9.125%	03/01/17	2,250	2,536,875
Sprint Corp., Gtd. Notes, 144A(d)	7.125%	06/15/24	9,650	9,722,375
Sprint Corp., Gtd. Notes, 144A(d)	7.875%	09/15/23	6,305	6,683,300
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,350	7,331,625
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	695	721,931
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,791,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,525	8,354,500
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A	7.375%	04/23/21	13,425	13,492,125
Windstream Corp., Gtd. Notes(d)	6.375%	08/01/23	6,675	6,441,375
Windstream Corp., Gtd. Notes(d)	7.500%	06/01/22	925	973,563
Windstream Corp., Gtd. Notes(d)	7.500%	04/01/23	5,085	5,212,125
Windstream Corp., Gtd. Notes	7.750%	10/15/20	1,510	1,589,275

				157,673,858

Tobacco — 0.3%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	8,205	8,635,763

Transportation — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	3,850	4,235,000
Hertz Corp. (The), Gtd. Notes(d)	5.875%	10/15/20	1,375	1,395,625
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	4,200	4,331,250
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,469,750; purchased 12/07/12-12/12/13)(b)(c)	8.375%	12/15/18	9,270	9,675,563
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A(d)	7.375%	01/15/22	5,850	5,557,500

				25,194,938

Transportation Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,650	6,533,625

TOTAL CORPORATE BONDS (cost $2,916,247,610)				2,936,704,214

			Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(b)			500,000	500

Media
DEX Media, Inc.*(d)			36,485	348,797

Telecommunications
Netia SA (Poland)*			227,114	383,159

TOTAL COMMON STOCKS (cost $24,646,419)				732,456

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Goldman Sachs Group, Inc. (The)			87,000	2,203,710

Building Materials & Construction
New Millennium Homes LLC Private Placement (original cost $0; purchased 09/25/00)*(b)(c)			3,000	162,000

Cable
Adelphia Communications Corp. (Class A Stock)*			5,000	5

TOTAL PREFERRED STOCKS (cost $2,179,765)				2,365,715

			Units
WARRANTS*(g)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 Private Placement (original cost $0; purchased 06/30/11)(b)(c)			5,557	56

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15			19,187	240,988

TOTAL WARRANTS (cost $113,781)				241,044

TOTAL LONG-TERM INVESTMENTS (cost $3,032,821,349)				3,031,241,005

			Shares
SHORT-TERM INVESTMENTS — 25.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,061,612)(h)			533,200	4,990,755
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $810,052,167; includes $662,086,996 of cash collateral for securities on loan)(h)(i)			810,052,167	810,052,167

TOTAL SHORT-TERM INVESTMENTS (cost $815,113,779)				815,042,922

TOTAL INVESTMENTS — 120.2% (cost $3,847,935,128)	3,846,283,927
Liabilities in excess of other assets — (20.2)%	(647,406,313)

NET ASSETS — 100.0%	$3,198,877,614

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the securities is $218,501,678. The aggregate value, $219,964,712, is approximately 6.9% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $648,227,862; cash collateral of $662,086,996 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(f)	Less than $0.5 par.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	7.626%	$158,925	$—	$158,925	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2014(2)	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.21.V2	12/20/18	5.000%	54,945	$4,238,280	$3,752,377	$(485,903)

Cash of $2,670,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contract at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreements, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices services as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,285,504	$—
Residential Mortgage-Backed Securities	—	854,910	—
Bank Loans	—	71,730,374	3,685,250
Collateralized Mortgage Obligations	—	1,641,538	—
Corporate Bonds	—	2,922,825,144	13,879,070
Common Stocks	348,797	383,159	500
Preferred Stocks	2,203,710	—	162,005
Warrants	240,988	—	56
Affiliated Mutual Funds	815,042,922	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	(326,978)	—

Total	$817,836,417	$3,010,393,651	$17,726,881

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stock	Preferred Stock	Warrants
Balance as of 12/31/13	$17,060,000	$8,930,787	$500	$282,005	$56
Realized gain (loss)	(62,962)	(101,159)	—	—	—
Change in unrealized appreciation (depreciation)**	(379,617)	354,413	—	(120,000)	—
Purchases	990,000	1,746,656	—	—	—
Sales	(6,117,951)	(4,555,821)	—	—	—
Accrued discount/premium	3,905	(65,566)	—	—	—
Transfer into Level 3	—	7,569,760	—	—	—
Transfer out of Level 3	(7,808,125)	—	—	—	—

Balance as of 09/30/14	$3,685,250	$13,879,070	$500	$162,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, $(145,204) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Bank Loan transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	49,737	$6,335,499

Automobiles — 4.6%
General Motors Co.	160,168	5,115,766
Tesla Motors, Inc.*(a)	25,437	6,173,051

		11,288,817

Biotechnology — 8.6%
Alexion Pharmaceuticals, Inc.*	31,829	5,277,885
Biogen Idec, Inc.*	25,121	8,310,278
Celgene Corp.*	79,673	7,551,407

		21,139,570

Consumer Finance — 1.4%
SLM Corp.	408,140	3,493,678

Electronic Equipment, Instruments & Components — 2.5%
Flextronics International Ltd.*	599,102	6,182,733

Energy Equipment & Services — 5.8%
Halliburton Co.	97,208	6,270,888
Schlumberger Ltd.	77,909	7,922,566

		14,193,454

Food Products — 4.6%
Bunge Ltd.	57,484	4,841,878
Mondelez International, Inc. (Class A Stock)	185,801	6,366,471

		11,208,349

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	164,194	6,595,673

Independent Power Producers & Energy Traders — 2.2%
NRG Energy, Inc.	178,003	5,425,531

Insurance — 2.2%
MetLife, Inc.	100,080	5,376,298

Internet & Catalog Retail — 4.4%
Amazon.com, Inc.*	15,377	4,958,160
Priceline Group, Inc. (The)*	5,147	5,963,211

		10,921,371

Internet Software & Services — 12.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	47,792	4,246,319
Facebook, Inc. (Class A Stock)*	135,398	10,701,858
Google, Inc. (Class C Stock)*	7,639	4,410,453
Google, Inc. (Class A Stock)*	7,532	4,431,904
LinkedIn Corp. (Class A Stock)*	31,777	6,602,943

		30,393,477

IT Services — 2.9%
MasterCard, Inc. (Class A Stock)	97,408	7,200,399

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	20,238	3,317,413

Media — 4.8%
Comcast Corp. (Class A Stock)	100,404	5,399,727
Walt Disney Co. (The)	72,211	6,428,946

		11,828,673

Metals & Mining — 1.5%
Goldcorp, Inc. (Canada)	159,379	3,670,498

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	58,846	5,969,338
Noble Energy, Inc.	89,325	6,106,257

		12,075,595

Personal Products — 1.7%
Avon Products, Inc.	332,706	4,192,096

Pharmaceuticals — 7.0%
Actavis, Inc.*	10,325	2,491,216
Allergan, Inc.	33,843	6,030,484
Bayer AG (Germany), ADR	36,888	5,168,378
Novo Nordisk A/S (Denmark), ADR	73,233	3,487,355

		17,177,433

Road & Rail — 3.5%
Canadian Pacific Railway Ltd. (Canada)	35,047	7,271,201
Hertz Global Holdings, Inc.*	48,252	1,225,118

		8,496,319

Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc.	320,054	6,916,367

Software — 4.7%
Microsoft Corp.	89,567	4,152,326
salesforce.com, inc.*(a)	130,552	7,510,657

		11,662,983

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	94,199	9,490,549
Hewlett-Packard Co.	120,920	4,289,033

		13,779,582

Textiles, Apparel & Luxury Goods — 3.0%
Under Armour, Inc. (Class A Stock)*(a)	105,380	7,281,758

TOTAL LONG-TERM INVESTMENTS (cost $181,691,671)		240,153,566

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,034,264; includes $23,546,264 of cash collateral for securities on loan)(b)(c)	29,034,264	29,034,264

TOTAL INVESTMENTS — 109.5% (cost $210,725,935)		269,187,830
Liabilities in excess of other assets — (9.5)%		(23,452,433)

NET ASSETS — 100.0%		$245,735,397

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,907,187; cash collateral of $23,546,264 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,335,499	$—	$—
Automobiles	11,288,817	—	—
Biotechnology	21,139,570	—	—
Consumer Finance	3,493,678	—	—
Electronic Equipment, Instruments & Components	6,182,733	—	—
Energy Equipment & Services	14,193,454	—	—
Food Products	11,208,349	—	—
Hotels, Restaurants & Leisure	6,595,673	—	—
Independent Power Producers & Energy Traders	5,425,531	—	—
Insurance	5,376,298	—	—
Internet & Catalog Retail	10,921,371	—	—
Internet Software & Services	30,393,477	—	—
IT Services	7,200,399	—	—
Life Sciences Tools & Services	3,317,413	—	—
Media	11,828,673	—	—
Metals & Mining	3,670,498	—	—
Oil, Gas & Consumable Fuels	12,075,595	—	—
Personal Products	4,192,096	—	—
Pharmaceuticals	17,177,433	—	—
Road & Rail	8,496,319	—	—
Semiconductors & Semiconductor Equipment	6,916,367	—	—
Software	11,662,983	—	—
Technology Hardware, Storage & Peripherals	13,779,582	—	—
Textiles, Apparel & Luxury Goods	7,281,758	—	—
Affiliated Money Market Mutual Fund	29,034,264	—	—

Total	$269,187,830	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 3.4%
Boeing Co. (The)	227,279	$28,950,799
Precision Castparts Corp.	110,511	26,177,846

		55,128,645

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	80,040	19,424,107

Biotechnology — 10.2%
Alexion Pharmaceuticals, Inc.*	162,610	26,963,990
Biogen Idec, Inc.*	124,543	41,200,070
Celgene Corp.*	357,588	33,892,191
Gilead Sciences, Inc.*	293,737	31,268,304
Incyte Corp. Ltd.*(a)	116,804	5,729,236
Vertex Pharmaceuticals, Inc.*(a)	208,605	23,428,427

		162,482,218

Capital Markets — 1.0%
Morgan Stanley	470,736	16,273,344

Chemicals — 1.8%
Monsanto Co.	255,304	28,724,253

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	358,908	36,497,354

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	203,709	25,528,812

Food Products — 2.1%
Mead Johnson Nutrition Co.	132,853	12,783,116
Mondelez International, Inc. (Class A Stock)	597,079	20,458,912

		33,242,028

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	625,046	25,995,663

Hotels, Restaurants & Leisure — 4.8%
Chipotle Mexican Grill, Inc.*	32,561	21,704,837
Dunkin’ Brands Group, Inc.	238,468	10,688,136
Marriott International, Inc. (Class A Stock)	310,556	21,707,864
Starbucks Corp.	306,164	23,103,136

		77,203,973

Internet & Catalog Retail — 7.1%
Amazon.com, Inc.*	128,223	41,344,224
Netflix, Inc.*	52,758	23,803,354
Priceline Group, Inc. (The)*	27,770	32,173,767
TripAdvisor, Inc.*(a)	181,760	16,616,499

		113,937,844

Internet Software & Services — 12.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	158,188	14,055,004
Facebook, Inc. (Class A Stock)*	767,664	60,676,163
Google, Inc. (Class A Stock)*	60,103	35,365,206
Google, Inc. (Class C Stock)*	61,323	35,405,447
LinkedIn Corp. (Class A Stock)*	135,346	28,123,545
Pandora Media, Inc.*	174,802	4,223,216
Twitter Inc.*(a)	412,070	21,254,571

		199,103,152

IT Services — 6.6%
FleetCor Technologies, Inc.*	114,758	16,309,407
MasterCard, Inc. (Class A Stock)	717,523	53,039,300
Visa, Inc. (Class A Stock)	167,276	35,691,680

		105,040,387

Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	161,088	26,405,545

Media — 3.5%
Twenty-First Century Fox, Inc. (Class A Stock)	679,725	23,307,770
Walt Disney Co. (The)	366,951	32,669,648

		55,977,418

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc.*(a)	169,703	21,279,059
EOG Resources, Inc. (Luxembourg)	200,610	19,864,402

		41,143,461

Pharmaceuticals — 7.4%
Actavis PLC*	65,440	15,789,363
Allergan, Inc.	92,941	16,561,157
Bristol-Myers Squibb Co.	552,484	28,276,131
Merck & Co., Inc.	407,945	24,182,980
Novo Nordisk A/S (Denmark), ADR	688,238	32,773,893

		117,583,524

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	196,193	18,369,551

Road & Rail — 3.2%
Canadian Pacific Railway Ltd. (Canada)	127,621	26,477,529
Union Pacific Corp.	229,748	24,909,278

		51,386,807

Semiconductors & Semiconductor Equipment — 0.5%
ARM Holdings PLC (United Kingdom), ADR	196,491	8,584,692

Software — 7.8%
Adobe Systems, Inc.*	301,981	20,894,065
FireEye, Inc.*(a)	233,578	7,138,144
Red Hat, Inc.*	431,459	24,226,423
salesforce.com, Inc.*(a)	487,075	28,021,425
Splunk, Inc.*	245,810	13,608,041
VMware, Inc. (Class A Stock)*(a)	173,146	16,248,021
Workday, Inc. (Class A Stock)*(a)	175,502	14,478,915

		124,615,034

Specialty Retail — 5.1%
Inditex SA (Spain)	837,158	23,108,782
O’Reilly Automotive, Inc.*	105,873	15,919,064
Tiffany & Co.	191,348	18,428,726
TJX Cos., Inc. (The)	407,260	24,097,574

		81,554,146

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	794,827	80,078,820

Textiles, Apparel & Luxury Goods — 5.4%
Luxottica Group SpA (Italy)	273,287	14,204,959
Michael Kors Holdings Ltd.*	186,804	13,335,938
NIKE, Inc. (Class B Stock)	404,906	36,117,615
Under Armour, Inc. (Class A Stock)*(a)	337,743	23,338,041

		86,996,553

TOTAL LONG-TERM INVESTMENTS (cost $874,804,364)		1,591,277,331

SHORT-TERM INVESTMENT — 10.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $173,794,780; includes $163,896,510 of cash collateral for securities on loan)(b)(c)	173,794,780	173,794,780

TOTAL INVESTMENTS — 110.3% (cost $1,048,599,144)		1,765,072,111
Liabilities in excess of other assets — (10.3)%		(165,086,062)

NET ASSETS — 100.0%		$1,599,986,049

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,451,211; cash collateral of $163,896,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$55,128,645	$—	$—
Automobiles	19,424,107	—	—
Biotechnology	162,482,218	—	—
Capital Markets	16,273,344	—	—
Chemicals	28,724,253	—	—
Energy Equipment & Services	36,497,354	—	—
Food & Staples Retailing	25,528,812	—	—
Food Products	33,242,028	—	—
Health Care Equipment & Supplies	25,995,663	—	—
Hotels, Restaurants & Leisure	77,203,973	—	—
Internet & Catalog Retail	113,937,844	—	—
Internet Software & Services	199,103,152	—	—
IT Services	105,040,387	—	—
Life Sciences Tools & Services	26,405,545	—	—
Media	55,977,418	—	—
Oil, Gas & Consumable Fuels	41,143,461	—	—
Pharmaceuticals	117,583,524	—	—
Real Estate Investment Trusts (REITs)	18,369,551	—	—
Road & Rail	51,386,807	—	—
Semiconductors & Semiconductor Equipment	8,584,692	—	—
Software	124,615,034	—	—
Specialty Retail	58,445,364	23,108,782	—
Technology Hardware, Storage & Peripherals	80,078,820	—	—
Textiles, Apparel & Luxury Goods	72,791,594	14,204,959	—
Affiliated Money Market Mutual Fund	173,794,780	—	—

Total	$1,727,758,370	$37,313,741	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 22.6%
Bank of America NA	0.250%		11/03/14	5,000	$5,000,000
Bank of America NA	0.250%		03/20/15	3,000	3,000,000
Bank of America NA	0.260%		02/02/15	5,500	5,500,000
Bank of America NA	0.260%		03/09/15	2,000	2,000,000
Bank of Montreal	0.245%	(a)	07/06/15	1,000	1,000,009
Bank of Nova Scotia	0.244%	(a)	06/29/15	2,000	2,000,000
Bank of Nova Scotia	0.250%	(a)	08/03/15	2,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240%		10/14/14	6,000	6,000,000
BNP Paribas SA	0.477%	(a)	04/10/15	8,000	8,000,000
Branch Banking & Trust Co.	0.120%		12/22/14	6,000	6,000,000
Branch Banking & Trust Co.	0.140%		11/24/14	6,000	6,000,000
Branch Banking & Trust Co.	0.160%		01/28/15	6,000	6,000,000
Canadian Imperial Bank of Commerce	0.224%	(a)	06/17/15	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.237%	(a)	05/06/15	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.247%	(a)	08/28/15	2,000	2,000,000
Citibank NA	0.230%		12/17/14	3,500	3,500,075
Citibank NA	0.240%		11/04/14	7,000	7,000,000
Citibank NA	0.240%		02/04/15	4,000	4,000,000
Citibank NA	0.250%		03/03/15	4,000	4,000,000
Credit Agricole SA	0.330%		10/09/14	7,000	7,000,000
Natixis	0.240%		01/02/15	4,000	4,000,000
Natixis	0.550%		01/22/15	4,000	4,003,248
Norinchukin Bank	0.230%		01/14/15	2,000	2,000,000
Rabobank Nederland	0.284%	(a)	04/14/15	3,000	3,000,000
Rabobank Nederland	0.285%	(a)	02/25/15	5,000	5,001,025
Rabobank Nederland	0.285%	(a)	05/29/15	6,000	6,000,163
Royal Bank of Canada	0.234%	(a)	02/12/15	1,000	1,000,000
Royal Bank of Canada	0.254%	(a)	10/17/14	5,000	5,000,000
Skandinaviska Enskilda Banken AB	0.274%	(a)	07/10/15	4,000	4,000,000
Standard Chartered Bank	0.280%		10/27/14	2,000	2,000,000
Standard Chartered Bank	0.290%		03/03/15	6,000	6,000,000
State Street Bank & Trust Co.	0.206%	(a)	10/08/14	7,000	7,000,000
State Street Bank & Trust Co.	0.235%	(a)	03/12/15	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	6,000	6,000,000
Svenska Handelsbanken AB	0.220%		01/28/15	3,000	3,000,049
Svenska Handelsbanken AB	0.401%	(a)	11/17/14	1,000	1,000,230
Svenska Handelsbanken AB	0.404%	(a)	12/19/14	6,000	6,002,405
Svenska Handelsbanken AB	0.412%	(a)	10/06/14	7,275	7,275,204
U.S. Bank NA	0.173%	(a)	12/09/14	5,000	5,000,000
U.S. Bank NA	0.174%	(a)	01/15/15	3,000	3,000,000
U.S. Bank NA	0.175%	(a)	02/26/15	5,000	5,000,000
Wells Fargo Bank NA	0.140%		10/14/14	4,000	4,000,000
Wells Fargo Bank NA	0.140%		10/21/14	4,000	4,000,000
Wells Fargo Bank NA	0.224%	(a)	03/17/15	1,000	1,000,000
Wells Fargo Bank NA	0.234%	(a)	05/12/15	3,000	3,000,000
Wells Fargo Bank NA	0.252%	(a)	08/20/15	3,000	3,000,000

					187,282,408

COMMERCIAL PAPER — 28.2%
ABN AMRO Funding USA LLC, 144A	0.205%	(b)	10/03/14	4,000	3,999,954
ABN AMRO Funding USA LLC, 144A	0.205%	(b)	10/23/14	500	499,937
ABN AMRO Funding USA LLC, 144A	0.310%	(b)	10/08/14	4,000	3,999,759
ABN AMRO Funding USA LLC, 144A	0.310%	(b)	11/05/14	3,000	2,999,096
ABN AMRO Funding USA LLC, 144A	0.341%	(b)	01/05/15	1,000	999,093
BNP Paribas SA	0.250%	(b)	12/01/14	4,600	4,598,051
Caisse Centrale Desjardins du Quebec, 144A	0.253%	(a)	10/23/14	9,000	9,000,000

CDP Financial, Inc., 144A	0.150%	(b)	11/19/14	2,000	1,999,592
CDP Financial, Inc., 144A	0.180%	(b)	02/27/15	3,000	2,997,765
CDP Financial, Inc., 144A	0.190%	(b)	10/06/14	4,000	3,999,894
CDP Financial, Inc., 144A	0.190%	(b)	03/13/15	8,000	7,993,118
Commonwealth Bank of Australia, 144A	0.234%	(a)	04/23/15	8,000	8,000,000
CPPIB Capital, Inc., 144A	0.130%	(b)	12/19/14	5,000	4,998,574
CPPIB Capital, Inc., 144A	0.140%	(b)	10/14/14	2,000	1,999,899
CPPIB Capital, Inc., 144A	0.140%	(b)	10/17/14	2,000	1,999,876
DNB Bank ASA, 144A	0.247%	(a)	11/07/14	3,000	3,000,000
DNB Bank ASA, 144A	0.248%	(a)	01/16/15	7,000	7,000,000
Electricite de France, 144A	0.170%	(b)	10/03/14	6,000	5,999,943
GDF Suez, 144A	0.170%	(b)	11/12/14	3,000	2,999,405
General Electric Capital Corp.	0.200%	(b)	10/14/14	3,000	2,999,783
General Electric Capital Corp.	0.200%	(b)	01/27/15	2,000	1,998,689
General Electric Capital Corp.	0.200%	(b)	03/05/15	3,000	2,997,417
General Electric Capital Corp.	0.210%	(b)	02/02/15	3,224	3,221,668
GlaxoSmithKline PLC, 144A	0.090%	(b)	10/06/14	3,000	2,999,962
GlaxoSmithKline PLC, 144A	0.160%	(b)	01/22/15	8,000	7,995,982
HSBC Bank PLC, 144A	0.226%	(a)	05/07/15	3,000	3,000,000
HSBC Bank PLC, 144A	0.227%	(a)	01/30/15	5,000	5,000,000
HSBC Bank PLC, 144A	0.235%	(a)	02/12/15	2,000	2,000,000
IBM Corp., 144A	0.100%	(b)	12/17/14	5,000	4,998,931
ING (U.S.) Funding LLC	0.300%	(b)	10/22/14	2,000	1,999,650
ING (U.S.) Funding LLC	0.300%	(b)	11/20/14	4,000	3,998,333
International Finance Corp.	0.050%	(b)	10/24/14	5,000	4,999,840
JPMorgan Securities LLC, 144A	0.150%	(b)	10/20/14	3,000	2,999,762
JPMorgan Securities LLC, 144A	0.354%	(a)	11/18/14	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.354%	(a)	12/16/14	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.356%	(a)	08/07/15	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.357%	(a)	09/02/15	2,000	2,000,000
Nordea Bank AB, 144A	0.220%	(b)	03/13/15	2,500	2,497,510
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PNC Bank NA	0.310%		03/27/15	6,000	6,000,000
PNC Bank NA	0.310%		05/20/15	2,000	2,000,000
Province of Ontario	0.050%	(b)	10/31/14	5,000	4,999,792
Province of Ontario	0.100%	(b)	10/01/14	1,000	1,000,000
Province of Quebec, 144A	0.050%	(b)	11/03/14	6,000	5,999,725
Province of Quebec, 144A	0.100%	(b)	10/01/14	4,000	4,000,000
PSP Capital, Inc., 144A	0.140%	(b)	10/08/14	3,000	2,999,918
PSP Capital, Inc., 144A	0.140%	(b)	11/10/14	6,000	5,999,067
PSP Capital, Inc., 144A	0.150%	(b)	10/16/14	5,000	4,999,687
PSP Capital, Inc., 144A	0.150%	(b)	11/05/14	5,000	4,999,271
Schlumberger Investment SA, 144A	0.110%	(b)	10/31/14	2,000	1,999,817
Schlumberger Investment SA, 144A	0.130%	(b)	11/26/14	1,500	1,499,697
Siemens Capital Co. LLC, 144A	0.120%	(b)	12/09/14	4,000	3,999,080
Skandinaviska Enskilda Banken AB, 144A	0.260%	(b)	10/14/14	6,000	5,999,437
State Street Corp.	0.150%	(b)	12/08/14	3,000	2,999,150
State Street Corp.	0.160%	(b)	01/05/15	5,000	4,997,867
Svenska Handelsbanken AB	0.210%	(b)	01/16/15	2,000	1,998,752
Swedbank AB	0.230%	(b)	01/05/15	4,000	3,997,547
Swedbank AB	0.245%	(b)	01/22/15	5,000	4,996,155
Toyota Motor Credit Corp.	0.060%	(b)	11/05/14	3,000	2,999,825
Toyota Motor Credit Corp.	0.224%	(a)	04/09/15	3,000	3,000,000
Wal-Mart Stores Inc., 144A	0.030%	(b)	10/20/14	2,000	1,999,968
Westpac Banking Corp., 144A	0.166%	(a)	04/29/15	3,000	3,000,000

					234,276,238

OTHER CORPORATE OBLIGATIONS — 6.3%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.705%	(a)	09/11/15	3,200	3,213,190
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.200%		02/20/15	2,500	2,507,670

Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	1,000	1,007,207
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, MTN, 144A	3.750%		10/15/14	3,000	3,003,936
IBM Corp., Sr. Unsec’d. Notes	0.875%		10/31/14	3,000	3,001,800
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.154%	(a)	01/14/15	7,000	7,000,120
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.152%	(a)	01/28/15	6,000	6,000,201
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.602%	(a)	01/06/15	2,700	2,702,708
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.000%		01/09/15	4,000	4,018,942
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.462%	(a)	01/06/15	7,000	7,004,608
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.233%	(a)	10/08/14	4,000	4,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.235%	(a)	08/26/15	6,000	6,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.514%	(a)	07/20/15	3,000	3,006,110

					52,466,492

TIME DEPOSITS — 3.7%
Australia & New Zealand Banking Group Ltd.(c)	0.250%		11/24/14	10,000	10,000,000
Credit Agricole SA	0.060%		10/01/14	2,000	2,000,000
U.S. Bank NA	0.130%		10/01/14	18,527	18,527,000

					30,527,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.9%
Federal Farm Credit Bank	0.137%	(a)	02/03/16	3,000	3,000,210
Federal Farm Credit Bank	0.155%	(a)	10/01/15	3,000	3,001,062
Federal Farm Credit Bank	0.182%	(a)	07/27/15	2,000	2,001,208
Federal Farm Credit Bank	0.184%	(a)	06/26/15	7,000	7,003,644
Federal Home Loan Bank	0.034%	(b)	10/31/14	21,000	20,999,400
Federal Home Loan Bank	0.041%	(b)	10/24/14	16,000	15,999,578
Federal Home Loan Bank	0.070%	(b)	10/02/14	5,000	4,999,990
Federal Home Loan Bank	0.071%	(b)	10/03/14 - 11/21/14	20,000	19,999,148
Federal Home Loan Bank	0.073%	(b)	11/19/14	14,000	13,998,609
Federal Home Loan Bank	0.075%	(b)	10/14/14 - 10/17/14	16,000	15,999,483
Federal Home Loan Bank	0.077%	(b)	10/08/14 - 10/10/14	24,810	24,809,574
Federal Home Loan Bank	0.090%	(b)	10/15/14 - 01/05/15	5,000	4,999,415
Federal Home Loan Bank	0.094%	(a)	11/18/14	2,000	1,999,956
Federal Home Loan Bank	0.095%	(b)	10/22/14	13,000	12,999,280
Federal Home Loan Bank	0.099%	(a)	05/12/15	2,000	1,999,916
Federal Home Loan Bank	0.101%	(a)	12/08/14	8,000	7,999,962
Federal Home Loan Bank	0.102%	(a)	05/28/15	6,000	5,999,850
Federal Home Loan Bank	0.103%	(a)	12/19/14	5,000	4,999,890
Federal Home Loan Bank	0.104%	(a)	12/12/14 - 03/26/15	15,000	14,999,854
Federal Home Loan Bank	0.105%	(a)	04/02/15	4,000	3,999,949
Federal Home Loan Bank	0.110%	(a)	06/25/15	5,000	4,999,851
Federal Home Loan Bank	0.113%	(a)	12/09/14	6,000	6,000,000
Federal Home Loan Bank	0.114%	(a)	07/10/15	5,000	5,000,000
Federal Home Loan Bank	0.118%	(a)	12/24/15	5,000	4,998,576
Federal Home Loan Bank	0.119%	(a)	08/10/15	5,000	4,999,899
Federal Home Loan Bank	0.129%	(a)	09/14/15	5,000	5,000,657
Federal Home Loan Bank	0.131%	(a)	11/18/14	6,000	5,999,960
Federal Home Loan Mortgage Corp.	0.114%	(a)	02/18/16	9,000	8,998,104
Federal Home Loan Mortgage Corp.	0.134%	(a)	10/16/15	3,000	3,000,441
Federal Home Loan Mortgage Corp.	0.144%	(a)	07/17/15	9,000	9,002,200
Federal National Mortgage Assoc.	0.070%	(b)	10/02/14	3,000	2,999,994
Federal National Mortgage Assoc.	0.126%	(a)	08/05/15	4,000	4,000,359

					256,810,019

REPURCHASE AGREEMENTS(d) — 9.0%
Goldman Sachs & Co. 0.040%, dated 9/24/14, due 10/01/14 in the amount of $9,000,070	9,000	9,000,000
Goldman Sachs & Co. 0.040%, dated 9/26/14, due 10/03/14 in the amount of $4,000,031	4,000	4,000,000
HSBC Securities (USA), Inc. 0.001%, dated 9/30/14, due 10/01/14 in the amount of $48,000,001	48,000	48,000,000
Morgan Stanley 0.040%, dated 9/29/14, due 10/06/14 in the amount of $14,000,109	14,000	14,000,000

		75,000,000

TOTAL INVESTMENTS — 100.7% (amortized cost $836,362,157)		836,362,157
Liabilities in excess of other assets — (0.7)%		(6,017,583)

NET ASSETS — 100.0%		$830,344,574

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	The aggregate value of Repurchase Agreements is $75,000,000. Repurchase agreements are collateralized by FHLMC (coupon rates 0.000% - 9.500%, maturity dates 02/13/15 - 07/01/44), FNMA (coupon rates 3.250% - 8.500%, maturity dates 03/01/17 - 09/01/44), GNMA (coupon rates 3.500% - 12.500%, maturity dates 05/20/15 - 10/15/42), and U.S. Treasury Security (coupon rate 0.000%, maturity date 11/13/14), with the aggregate value, including accrued interest of $76,500,977. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$187,282,408	$—
Commercial Paper	—	234,276,238	—
Other Corporate Obligations	—	52,466,492	—
Time Deposits	—	30,527,000	—
U.S. Government Agency Obligations	—	256,810,019	—
Repurchase Agreements	—	75,000,000	—

Total	$—	$836,362,157	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.2%
Aluminum — 1.1%
Alcoa, Inc.	16,258	$261,591
Constellium NV (Netherlands) (Class A Stock)*	358,385	8,819,855

		9,081,446

Coal & Consumable Fuels — 1.6%
CONSOL Energy, Inc.	347,119	13,141,925

Diversified Metals & Mining — 6.8%
African Rainbow Minerals Ltd. (South Africa)	288,544	3,654,388
Anglo American PLC (United Kingdom)	4,740	105,710
BHP Billiton Ltd. (Australia), ADR(a)	161,272	9,495,695
First Quantum Minerals Ltd. (Canada)	578,478	11,167,190
Freeport-McMoRan Copper & Gold, Inc.	173,208	5,655,241
Glencore PLC (Switzerland)	2,087,008	11,558,489
Ivanhoe Mines Ltd. (Canada)*(a)	384,942	391,834
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	433,900	441,668
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	218,481
Rio Tinto PLC (United Kingdom), ADR(a)	226,103	11,119,746
Southern Copper Corp.(a)	103,576	3,071,028

		56,879,470

Fertilizers & Agricultural Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	179,124	6,190,526

Gold — 4.7%
Agnico Eagle Mines Ltd. (Canada)	139,839	4,059,526
Algold Resources Ltd. (Canada), 144A*(b)	29,193	7,168
Axmin, Inc. (Canada)*	155,620	2,779
B2Gold Corp. (Canada)*(a)	2,323,458	4,730,108
Barrick Gold Corp. (Canada)	287,816	4,219,383
Eldorado Gold Corp. (Canada)	1,550,869	10,454,985
Goldcorp, Inc. (Canada)	5,916	136,245
Guyana Goldfields Inc., Reg. D (Canada), Private Placement (original cost $629,040; purchased 6/24/2014)*(b)(c)	365,319	833,298
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	1,674,707
Kinross Gold Corp. (Canada)*(a)	874,515	2,885,900
Newmont Mining Corp.	6,293	145,054
Randgold Resources Ltd. (United Kingdom), ADR(a)	149,119	10,078,953

		39,228,106

Integrated Oil & Gas — 5.5%
Chevron Corp.	588	70,160
Hess Corp.	131,153	12,370,351
Occidental Petroleum Corp.	137,261	13,197,645
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,529	116,403
Suncor Energy, Inc. (Canada)	563,480	20,369,802

		46,124,361

Oil & Gas Drilling — 3.8%
Ensco PLC (Class A Stock)(a)	2,032	83,942
Helmerich & Payne, Inc.	121,755	11,916,162
Independence Contract Drilling Inc.*	318,017	3,736,700
Patterson-UTI Energy, Inc.	367,236	11,946,187
Rowan Cos. PLC (Class A Stock)	156,447	3,959,673

		31,642,664

Oil & Gas Equipment & Services — 19.1%
Baker Hughes, Inc.	2,489	161,934
Cameron International Corp.*	392,718	26,068,621

Core Laboratories NV	73,154	10,706,088
Dresser-Rand Group, Inc.*	3,258	268,003
Dril-Quip, Inc.*	242,110	21,644,634
FMC Technologies, Inc.*	109,931	5,970,353
Halliburton Co.	492,789	31,789,818
National Oilwell Varco, Inc.	219,209	16,681,805
Schlumberger Ltd.	329,376	33,494,245
Superior Energy Services, Inc.	386,749	12,712,440

		159,497,941

Oil & Gas Exploration & Production — 43.4%
Africa Oil Corp. (Canada)*(a)	381,409	1,675,550
Africa Oil Corp., Reg. D (Canada)*	42,762	187,856
Anadarko Petroleum Corp.	291,897	29,610,032
Antero Resources Corp*(a)	154,726	8,492,910
Apache Corp.	1,714	160,893
Bankers Petroleum Ltd. (Canada)*	774,545	3,727,664
Bonanza Creek Energy, Inc.*	116,896	6,651,382
Cabot Oil & Gas Corp.	5,124	167,504
Canadian Natural Resources Ltd. (Canada)	153,976	5,980,428
Chesapeake Energy Corp.	6,622	152,240
Cimarex Energy Co.	127,187	16,092,971
Cobalt International Energy, Inc.*	389,749	5,300,586
Concho Resources, Inc.*	225,967	28,334,002
ConocoPhillips	2,099	160,616
Continental Resources, Inc.*(a)	2,341	155,630
Crew Energy Inc (Canada)*	150,869	1,332,287
Denbury Resources, Inc.(a)	824,632	12,394,219
Devon Energy Corp.	248,777	16,961,616
EOG Resources, Inc.	237,616	23,528,736
EQT Corp.	1,460	133,648
Genel Energy PLC (United Kingdom)*	337,758	4,593,440
Gulfport Energy Corp.*	162,231	8,663,135
Kodiak Oil & Gas Corp.*	303,908	4,124,032
Kosmos Energy Ltd.*	360,653	3,592,104
Laredo Petroleum, Inc.*(a)	509,720	11,422,825
Lekoil Ltd. (Nigeria)*	820,280	904,256
Lekoil Ltd., Reg. D (Nigeria)*	2,947,579	3,249,337
Marathon Oil Corp.	467,111	17,558,703
MEG Energy Corp. (Canada)*	211,569	6,494,703
MEG Energy Corp. (Canada), 144A*(b)	131,600	4,039,830
Mobius Resources Inc., Reg. D (Canada)*	773,332	193,342
Mobius Resources, Inc. (Canada)*	321,393	80,352
Newfield Exploration Co.*	186,541	6,915,075
Noble Energy, Inc.	467,467	31,956,044
Nuvista Energy Ltd (Canada)*	41,171	383,422
Oasis Petroleum, Inc.*	170,282	7,119,490
Oil Search Ltd. (Australia)	711,801	5,555,474
PDC Energy, Inc.*	202,549	10,186,189
Pioneer Natural Resources Co.	47,614	9,378,530
Range Resources Corp.	186,801	12,666,976
Rice Energy, Inc.*	294,854	7,843,116
Rosetta Resources, Inc.*	245,153	10,924,018
Sanchez Energy Corp.*(a)	127,917	3,359,100
SM Energy Co.	59,467	4,638,426
Southwestern Energy Co.*	236,198	8,255,120
Tullow Oil PLC (United Kingdom)	352,480	3,674,964
Whiting Petroleum Corp.*	174,462	13,529,528
Woodside Petroleum Ltd. (Australia)	4,382	155,595

		362,657,896

Oil & Gas Refining & Marketing — 4.7%
Marathon Petroleum Corp.	205,847	17,429,065
Phillips 66	195,468	15,893,503
Valero Energy Corp.	3,118	144,270
Western Refining, Inc.	136,749	5,742,091

		39,208,929

Oil & Gas Storage & Transportation — 1.4%
Cheniere Energy, Inc.*	86,232	6,901,147
Kinder Morgan, Inc.	1,008	38,647
Williams Cos., Inc. (The)	82,192	4,549,327

		11,489,121

Packaged Foods & Meats — 0.3%
Adecoagro SA (Argentina)*	245,365	2,159,212

Precious Metals & Minerals — 0.6%
Platinum Group Metals Ltd. (Canada)*(a)	1,234,422	1,098,636
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	13,779
Tahoe Resources, Inc.*	89,267	1,816,505
Tahoe Resources, Inc., 144A*(b)	116,000	2,360,498

		5,289,418

Silver — 0.5%
Silver Wheaton Corp. (Canada)	223,913	4,462,586

Specialty Chemicals — 0.9%
Flotek Industries, Inc.*(a)	284,212	7,409,407
PPG Industries, Inc.	837	164,671

		7,574,078

Steel — 1.1%
ArcelorMittal (Luxembourg), ADR(a)	10,011	137,051
Nucor Corp.	2,817	152,907
Reliance Steel & Aluminum Co.	129,656	8,868,470

		9,158,428

TOTAL COMMON STOCKS (cost $546,433,044)		803,786,107

CONVERTIBLE PREFERRED STOCKS* — 0.5%
Steel
Manabi SA (Brazil) (Class A Preferred), Private Placement (original cost $4,587,721; purchased 05/25/11), 144A(b)(c)	3,660	2,853,028
Manabi SA (Brazil) (Class B Preferred), Private Placement (original cost $1,848,551; purchased 08/21/12), 144A(b)(c)	1,464	1,378,430

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		4,231,458

	Units
RIGHTS*(d)
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR (Canada), Private Placement expiring 06/30/15 (cost $ 0; purchased 06/30/10)(b)(c)	9,007	—	(e)

WARRANTS*(d)
Gold
Algold Resources Ltd. (Canada), Private Placement expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	14,596	1,243
Crystallex International Corp. (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 11/04/09)(b)(c)	221,350	—	(e)

TOTAL WARRANTS (cost $0)		1,243

TOTAL LONG-TERM INVESTMENTS (cost $552,869,316)		808,018,808

	Shares
SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $78,724,299; includes $56,825,002 of cash collateral for securities on loan)(f)(g)	78,724,299	78,724,299

TOTAL INVESTMENTS — 106.1% (cost $631,593,615)		886,743,107
Liabilities in excess of other assets — (6.1)%		(51,202,557)

NET ASSETS — 100.0%		$835,540,550

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,377,854; cash collateral of $56,825,002 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $8,168,287. The aggregate value of $5,079,778 is approximately 0.6% of net assets.
(d)	The amount represent fair value of derivative instruments subject to equity risk exposure as of September 30, 2014.
(e)	Less than $0.50.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$9,081,446	$—	$—
Coal & Consumable Fuels	13,141,925	—	—
Diversified Metals & Mining	41,119,215	15,760,255	—
Fertilizers & Agricultural Chemicals	6,190,526	—	—
Gold	36,720,101	1,674,707	833,298
Integrated Oil & Gas	46,124,361	—	—
Oil & Gas Drilling	31,642,664	—	—
Oil & Gas Equipment & Services	159,497,941	—	—

Oil & Gas Exploration & Production	341,195,914	21,461,982	—
Oil & Gas Refining & Marketing	39,208,929	—	—
Oil & Gas Storage & Transportation	11,489,121	—	—
Packaged Foods & Meats	2,159,212	—	—
Precious Metals & Minerals	2,915,141	2,360,498	13,779
Silver	4,462,586	—	—
Specialty Chemicals	7,574,078	—	—
Steel	9,158,428	—	—
Convertible Preferred Stocks
Steel	—	—	4,231,458
Rights	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	**
Warrants
Gold	—	1,243	—	**
Affiliated Money Market Mutual Fund	78,724,299	—	—

Total	$840,405,887	$41,258,685	$5,078,535

**	Less than $0.50

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 98.2%
Aerospace & Defense — 2.6%
AAR Corp.	40,371	$974,960
Aerovironment, Inc.*	21,314	640,912
American Science & Engineering, Inc.	8,516	471,616
Cubic Corp.	23,273	1,089,176
Curtiss-Wright Corp.	51,802	3,414,788
Engility Holdings, Inc.*	19,000	592,230
GenCorp, Inc.*(a)	62,675	1,000,920
Moog, Inc. (Class A Stock)*	46,294	3,166,510
National Presto Industries, Inc.(a)	5,299	321,702
Orbital Sciences Corp.*	65,040	1,808,112
Taser International, Inc.*	55,600	858,464
Teledyne Technologies, Inc.*	40,296	3,788,227

		18,127,617

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,200	898,144
Forward Air Corp.	33,056	1,481,901
Hub Group, Inc. (Class A Stock)*	37,370	1,514,606
UTi Worldwide, Inc.*(a)	98,500	1,047,055

		4,941,706

Airlines — 0.3%
Allegiant Travel Co.	14,994	1,854,158
SkyWest, Inc.	54,560	424,477

		2,278,635

Auto Components — 0.5%
Dorman Products, Inc.*(a)	33,300	1,333,998
Drew Industries, Inc.	25,389	1,071,162
Standard Motor Products, Inc.	22,399	771,198
Superior Industries International, Inc.	24,918	436,812

		3,613,170

Automobiles — 0.1%
Winnebago Industries, Inc.*	28,931	629,828

Banks — 7.3%
Bank of the Ozarks, Inc.	69,372	2,186,605
Banner Corp.	21,100	811,717
BBCN Bancorp, Inc.	85,082	1,241,346
Boston Private Financial Holdings, Inc.	83,402	1,033,351
Cardinal Financial Corp.	34,100	582,087
City Holding Co.	16,644	701,212
Columbia Banking System, Inc.	56,508	1,401,963
Community Bank System, Inc.	43,696	1,467,749
CVB Financial Corp.	102,000	1,463,700
First BanCorp*	107,972	512,867
First Commonwealth Financial Corp.	96,410	808,880
First Financial Bancorp	61,803	978,341
First Financial Bankshares, Inc.(a)	68,878	1,914,120
First Midwest Bancorp, Inc.	80,840	1,300,716
FNB Corp.	186,600	2,237,334
Glacier Bancorp, Inc.	79,973	2,068,102
Hanmi Financial Corp.	34,236	690,198
Home BancShares, Inc.	62,104	1,826,479
Independent Bank Corp.	25,606	914,646
MB Financial, Inc.	68,383	1,892,841
National Penn Bancshares, Inc.	125,076	1,214,488

NBT Bancorp, Inc.	46,910	1,056,413
Old National Bancorp	111,847	1,450,656
Pinnacle Financial Partners, Inc.	35,271	1,273,283
PrivateBancorp, Inc.	75,549	2,259,671
S&T Bancorp, Inc.	32,073	752,432
Simmons First National Corp. (Class A Stock)	17,478	673,252
Sterling Bancorp	89,758	1,148,005
Susquehanna Bancshares, Inc.	199,309	1,993,090
Texas Capital Bancshares, Inc.*	46,300	2,670,584
Tompkins Financial Corp.	12,764	562,637
UMB Financial Corp.	40,572	2,213,203
United Bankshares, Inc.(a)	68,097	2,106,240
United Community Banks, Inc.	48,087	791,512
ViewPoint Financial Group, Inc.	38,900	931,266
Westamerica Bancorporation(a)	28,000	1,302,560
Wilshire Bancorp, Inc.	73,313	676,679
Wintrust Financial Corp.	50,013	2,234,081

		51,344,306

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,525	2,112,264

Biotechnology — 0.7%
Acorda Therapeutics, Inc.*(a)	44,800	1,517,824
Emergent Biosolutions, Inc.*	31,357	668,218
Ligand Pharmaceuticals, Inc.*(a)	20,300	953,897
Momenta Pharmaceuticals, Inc.*	49,500	561,330
Repligen Corp.*	32,700	651,057
Spectrum Pharmaceuticals, Inc.*	59,000	480,260

		4,832,586

Building Products — 1.0%
AAON, Inc.	44,789	761,861
American Woodmark Corp.*	13,300	490,238
Apogee Enterprises, Inc.	31,238	1,243,272
Gibraltar Industries, Inc.*	31,068	425,321
Griffon Corp.	43,529	495,795
PGT, Inc.*	50,200	467,864
Quanex Building Products Corp.	40,088	725,192
Simpson Manufacturing Co., Inc.	44,683	1,302,510
Universal Forest Products, Inc.	21,664	925,269

		6,837,322

Capital Markets — 1.9%
Calamos Asset Management, Inc. (Class A Stock)	17,200	193,844
Evercore Partners, Inc. (Class A Stock)	39,000	1,833,000
Financial Engines, Inc.(a)	55,500	1,898,932
FXCM, Inc. (Class A Stock)(a)	44,000	697,400
Greenhill & Co., Inc.(a)	28,600	1,329,614
HFF, Inc. (Class A Stock)	34,800	1,007,460
Investment Technology Group, Inc.*	36,366	573,128
Piper Jaffray Cos.*	17,465	912,372
Stifel Financial Corp.*	70,630	3,311,841
SWS Group, Inc.*(a)	24,626	169,673
Virtus Investment Partners, Inc.	7,710	1,339,227

		13,266,491

Chemicals — 2.4%
A. Schulman, Inc.	31,366	1,134,194
American Vanguard Corp.	26,648	298,458
Balchem Corp.	32,883	1,860,191
Calgon Carbon Corp.*	57,154	1,107,644
Flotek Industries, Inc.*(a)	53,900	1,405,173

FutureFuel Corp.	20,900	248,501
H.B. Fuller Co.	53,918	2,140,545
Hawkins, Inc.	10,200	366,792
Innophos Holdings, Inc.	23,500	1,294,615
Intrepid Potash, Inc.*(a)	60,200	930,090
Koppers Holdings, Inc.	22,100	732,836
Kraton Performance Polymers, Inc.*	35,100	625,131
LSB Industries, Inc.*	20,900	746,339
OM Group, Inc.	33,456	868,183
Quaker Chemical Corp.	14,298	1,025,024
Stepan Co.	20,570	912,897
Tredegar Corp.	27,235	501,396
Zep, Inc.	24,607	344,990

		16,542,999

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	55,703	1,431,010
Brady Corp. (Class A Stock)	51,122	1,147,178
Brink’s Co. (The)	52,200	1,254,888
G&K Services, Inc. (Class A Stock)	21,419	1,186,184
Healthcare Services Group, Inc.	75,576	2,162,229
Interface, Inc.	71,402	1,152,428
Mobile Mini, Inc.	50,197	1,755,389
Tetra Tech, Inc.	68,788	1,718,324
UniFirst Corp.	16,830	1,625,610
United Stationers, Inc.	41,842	1,572,004
Viad Corp.	21,447	442,881

		15,448,125

Communications Equipment — 1.1%
Bel Fuse, Inc. (Class B Stock)	10,822	267,736
Black Box Corp.	16,693	389,281
CalAmp Corp.*(a)	38,600	680,132
Comtech Telecommunications Corp.	17,159	637,457
Digi International, Inc.*	22,064	165,480
Harmonic, Inc.*	95,824	607,524
Ixia*	60,300	551,142
NETGEAR, Inc.*	38,346	1,198,312
Oplink Communications, Inc.	16,900	284,258
Procera Networks, Inc.*	22,100	211,718
ViaSat, Inc.*(a)	46,215	2,547,371

		7,540,411

Construction & Engineering — 0.8%
Aegion Corp.*	39,537	879,698
Comfort Systems USA, Inc.	40,284	545,848
Dycom Industries, Inc.*	36,531	1,121,867
EMCOR Group, Inc.	71,825	2,870,127
Orion Marine Group, Inc.*	29,300	292,414

		5,709,954

Construction Materials — 0.1%
Headwaters, Inc.*	75,968	952,639

Consumer Finance — 1.3%
Cash America International, Inc.	31,044	1,359,727
Encore Capital Group, Inc.*(a)	25,600	1,134,336
EZCORP, Inc. (Class A Stock)*(a)	52,311	518,402
First Cash Financial Services, Inc.*	30,625	1,714,388
Green Dot Corp. (Class A Stock)*	33,300	703,962
Portfolio Recovery Associates, Inc.*(a)	53,767	2,808,250
World Acceptance Corp.*(a)	9,752	658,260

		8,897,325

Containers & Packaging — 0.1%
Myers Industries, Inc.	26,220	462,521

Distributors — 0.4%
Pool Corp.	47,355	2,553,382
VOXX International Corp.*	21,257	197,690

		2,751,072

Diversified Consumer Services — 0.7%
American Public Education, Inc.*	18,533	500,206
Capella Education Co.	11,786	737,803
Career Education Corp.*	62,200	315,976
Matthews International Corp. (Class A Stock)	31,700	1,391,313
Regis Corp.	46,900	748,524
Strayer Education, Inc.*	11,700	700,596
Universal Technical Institute, Inc.	22,806	213,236

		4,607,654

Diversified Financial Services — 0.6%
Interactive Brokers Group, Inc. (Class A Stock)	61,400	1,531,930
MarketAxess Holdings, Inc.	40,200	2,486,772

		4,018,702

Diversified Telecommunication Services — 0.5%
8x8, Inc.*	94,500	631,260
Atlantic Tele-Network, Inc.	10,800	582,120
Cincinnati Bell, Inc.*	214,000	721,180
Consolidated Communications Holdings, Inc.(a)	40,200	1,007,010
General Communication, Inc. (Class A Stock)*	30,024	327,562
Lumos Networks Corp.	19,421	315,591

		3,584,723

Electric Utilities — 0.8%
ALLETE, Inc.	42,097	1,868,686
El Paso Electric Co.	43,308	1,582,907
UIL Holdings Corp.	60,711	2,149,170

		5,600,763

Electrical Equipment — 1.1%
AZZ, Inc.	27,542	1,150,429
Encore Wire Corp.	20,131	746,659
EnerSys	50,000	2,932,000
Franklin Electric Co., Inc.	42,400	1,472,976
General Cable Corp.(a)	52,200	787,176
Powell Industries, Inc.	9,972	407,456
Vicor Corp.*	14,331	134,711

		7,631,407

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc.*	14,932	175,152
Anixter International, Inc.	29,264	2,482,758
Badger Meter, Inc.	15,507	782,328
Benchmark Electronics, Inc.*	57,810	1,283,960
Checkpoint Systems, Inc.*	44,739	547,158
Coherent, Inc.*	26,800	1,644,716
CTS Corp.	35,964	571,468
Daktronics, Inc.	40,908	502,759
DTS, Inc.*	18,085	456,646
Electro Scientific Industries, Inc.	26,641	180,892
Fabrinet (Thailand)*	31,600	461,360

FARO Technologies, Inc.*	18,584	943,138
II-VI, Inc.*	54,662	643,372
Insight Enterprises, Inc.*	43,935	994,249
Littelfuse, Inc.	24,225	2,063,486
Measurement Specialties, Inc.*	17,400	1,489,614
Mercury Systems, Inc.*	31,908	351,307
Methode Electronics, Inc.	40,966	1,510,416
MTS Systems Corp.	16,335	1,115,027
Newport Corp.*	42,708	756,786
OSI Systems, Inc.*	20,000	1,269,600
Park Electrochemical Corp.	22,444	528,556
Plexus Corp.*	36,220	1,337,605
Rofin-Sinar Technologies, Inc.*	30,000	691,800
Rogers Corp.*	19,631	1,074,994
Sanmina Corp.*	88,700	1,850,282
ScanSource, Inc.*	30,633	1,059,595
SYNNEX Corp.*	29,750	1,922,743
TTM Technologies, Inc.*	53,589	364,941

		29,056,708

Energy Equipment & Services — 2.6%
Basic Energy Services, Inc.*	37,517	813,744
Bristow Group, Inc.	38,255	2,570,736
C&J Energy Services, Inc.*	49,400	1,509,170
Era Group, Inc.*	20,371	443,069
Exterran Holdings, Inc.(a)	72,000	3,190,320
Geospace Technologies Corp.*(a)	14,110	495,966
Gulf Island Fabrication, Inc.	13,077	224,924
GulfMark Offshore, Inc. (Class A Stock)	29,000	909,150
Hornbeck Offshore Services, Inc.*(a)	34,415	1,126,403
ION Geophysical Corp.*	136,545	380,961
Matrix Service Co.*	28,273	681,945
Newpark Resources, Inc.*	88,000	1,094,720
Paragon Offshore PLC*(a)	85,200	523,980
Pioneer Energy Services Corp.*	67,517	946,588
SEACOR Holdings, Inc.*	20,271	1,516,271
Tesco Corp.	39,200	778,120
TETRA Technologies, Inc.*(a)	84,941	919,062

		18,125,129

Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	28,424	1,787,301
Casey’s General Stores, Inc.	40,665	2,915,680
SpartanNash Co.	40,306	783,952

		5,486,933

Food Products — 2.5%
Annie’s, Inc.*	18,300	839,970
B&G Foods, Inc.	57,600	1,586,880
Cal-Maine Foods, Inc.	16,095	1,437,766
Calavo Growers, Inc.	14,990	676,649
Darling Ingredients, Inc.*	175,920	3,222,854
Diamond Foods, Inc.*	28,357	811,294
J&J Snack Foods Corp.	16,018	1,498,644
Sanderson Farms, Inc.	22,035	1,937,978
Seneca Foods Corp. (Class A Stock)*	7,700	220,220
Snyder’s-Lance, Inc.	55,816	1,479,124
TreeHouse Foods, Inc.*	45,165	3,635,783

		17,347,162

Gas Utilities — 1.8%
Laclede Group, Inc. (The)	46,414	2,153,610
New Jersey Resources Corp.	45,404	2,293,356
Northwest Natural Gas Co.	29,165	1,232,221
Piedmont Natural Gas Co., Inc.(a)	84,103	2,819,974
South Jersey Industries, Inc.	35,622	1,900,790
Southwest Gas Corp.	50,011	2,429,534

		12,829,485

Health Care Equipment & Supplies — 3.5%
Abaxis, Inc.	22,712	1,151,725
ABIOMED, Inc.*(a)	38,300	950,989
Analogic Corp.	13,333	852,779
Anika Therapeutics, Inc.*	15,600	571,896
Cantel Medical Corp.	37,762	1,298,258
CONMED Corp.	29,349	1,081,217
CryoLife, Inc.	23,053	227,533
Cyberonics, Inc.*(a)	28,597	1,463,022
Cynosure, Inc. (Class A Stock)*	23,290	489,090
Greatbatch, Inc.*	26,744	1,139,562
Haemonetics Corp.*	55,194	1,927,374
ICU Medical, Inc.*	14,492	930,097
Integra LifeSciences Holdings Corp.*(a)	27,002	1,340,379
Invacare Corp.	31,102	367,315
Masimo Corp.*	53,500	1,138,480
Meridian Bioscience, Inc.(a)	44,575	788,532
Merit Medical Systems, Inc.*	43,848	520,914
Natus Medical, Inc.*	34,725	1,024,735
Neogen Corp.*	39,420	1,557,090
NuVasive, Inc.*	50,500	1,760,935
SurModics, Inc.*	14,452	262,448
Symmetry Medical, Inc.*	39,977	403,368
West Pharmaceutical Services, Inc.	75,934	3,398,806

		24,646,544

Health Care Providers & Services — 3.1%
Air Methods Corp.*(a)	38,216	2,122,899
Almost Family, Inc.*	8,452	229,641
Amedisys, Inc.*	35,359	713,191
AMN Healthcare Services, Inc.*	49,799	781,844
Amsurg Corp.*	44,474	2,225,924
Bio-Reference Laboratories, Inc.*(a)	26,570	745,554
Chemed Corp.(a)	18,611	1,915,072
CorVel Corp.*	9,690	329,944
Cross Country Healthcare, Inc.*	28,663	266,279
Ensign Group, Inc. (The)	21,300	741,240
Gentiva Health Services, Inc.*	33,692	565,352
Hanger, Inc.*(a)	37,709	773,789
Healthways, Inc.*(a)	38,286	613,342
IPC The Hospitalist Co., Inc.*	18,505	828,839
Kindred Healthcare, Inc.	69,100	1,340,540
Landauer, Inc.	10,168	335,646
LHC Group, Inc.*	13,198	306,194
Magellan Health, Inc.*	30,941	1,693,401
Molina Healthcare, Inc.*	32,522	1,375,680
MWI Veterinary Supply, Inc.*	13,896	2,062,166
PharMerica Corp.*	32,395	791,410
Providence Service Corp. (The)*	13,200	638,616

		21,396,563

Health Care Technology — 1.0%
Computer Programs & Systems, Inc.	11,236	645,958
HealthStream, Inc.*	22,200	533,022

MedAssets, Inc.*	64,300	1,332,296
Medidata Solutions, Inc.*	58,100	2,573,249
Omnicell, Inc.*	38,022	1,039,141
Quality Systems, Inc.	46,834	644,904

		6,768,570

Hotels, Restaurants & Leisure — 3.7%
Biglari Holdings, Inc.*	1,936	657,775
BJ’s Restaurants, Inc.*	25,072	902,341
Bob Evans Farms, Inc.	25,400	1,202,436
Boyd Gaming Corp.*(a)	82,100	834,136
Buffalo Wild Wings, Inc.*(a)	20,365	2,734,409
Cracker Barrel Old Country Store, Inc.	25,578	2,639,394
DineEquity, Inc.	18,605	1,517,982
Interval Leisure Group, Inc.	42,736	814,121
Jack in the Box, Inc.	41,917	2,858,320
Marcus Corp. (The)	19,358	305,856
Marriott Vacations Worldwide Corp.*	31,300	1,984,733
Monarch Casino & Resort, Inc.*	10,531	125,424
Multimedia Games Holding Co., Inc.*	31,899	1,148,683
Papa John’s International, Inc.	32,530	1,300,875
Pinnacle Entertainment, Inc.*(a)	64,213	1,611,104
Red Robin Gourmet Burgers, Inc.*	15,463	879,845
Ruby Tuesday, Inc.*	62,184	366,264
Ruth’s Hospitality Group, Inc.	35,048	386,930
Scientific Games Corp. (Class A Stock)*(a)	51,700	556,809
Sonic Corp.*(a)	54,814	1,225,641
Texas Roadhouse, Inc.	67,230	1,871,683

		25,924,761

Household Durables — 1.4%
Ethan Allen Interiors, Inc.	27,999	638,377
Helen of Troy Ltd.*	28,710	1,507,849
iRobot Corp.*(a)	31,600	962,220
La-Z-Boy, Inc.	56,401	1,116,176
M/I Homes, Inc.*	26,270	520,671
Meritage Homes Corp.*	39,897	1,416,344
Ryland Group, Inc. (The)	50,400	1,675,296
Standard Pacific Corp.*(a)	158,122	1,184,334
Universal Electronics, Inc.*	16,854	832,082

		9,853,349

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	45,588	366,527
WD-40 Co.	15,009	1,020,012

		1,386,539

Insurance — 1.9%
AMERISAFE, Inc.	20,114	786,658
eHealth, Inc.*	19,091	460,666
Employers Holdings, Inc.	33,815	650,939
HCI Group, Inc.	9,900	356,301
Horace Mann Educators Corp.	44,000	1,254,440
Infinity Property & Casualty Corp.	12,389	793,020
Meadowbrook Insurance Group, Inc.	49,400	288,990
Navigators Group, Inc. (The)*	11,618	714,507
ProAssurance Corp.	62,666	2,761,691
RLI Corp.	39,810	1,723,375
Safety Insurance Group, Inc.	13,560	731,019
Selective Insurance Group, Inc.	60,507	1,339,625
Stewart Information Services Corp.(a)	22,202	651,629

United Fire Group, Inc.	22,161	615,411
Universal Insurance Holdings, Inc.	31,400	406,002

		13,534,273

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.*	12,680	362,014
FTD Cos., Inc.*	20,406	696,049
Nutrisystem, Inc.	30,528	469,215
PetMed Express, Inc.(a)	21,581	293,502

		1,820,780

Internet Software & Services — 1.8%
Blucora, Inc.*(a)	43,012	655,503
comScore, Inc.*	36,777	1,339,051
Dealertrack Technologies, Inc.*(a)	47,583	2,065,578
Dice Holdings, Inc.*	39,700	332,686
Digital River, Inc.*	34,300	498,036
j2 Global, Inc.(a)	48,678	2,402,746
Liquidity Services, Inc.*(a)	26,100	358,875
LivePerson, Inc.*	49,800	626,982
LogMeIn, Inc.*	26,500	1,220,855
Monster Worldwide, Inc.*	90,300	496,650
NIC, Inc.	64,700	1,114,134
Perficient, Inc.*	36,614	548,844
QuinStreet, Inc.*	30,200	125,330
Stamps.com, Inc.*	16,020	508,795
XO Group, Inc.*	22,995	257,774

		12,551,839

IT Services — 2.2%
CACI International, Inc. (Class A Stock)*	25,244	1,799,140
Cardtronics, Inc.*	47,800	1,682,560
Ciber, Inc.*	73,923	253,556
CSG Systems International, Inc.	37,024	972,991
ExlService Holdings, Inc.*	33,400	815,294
Forrester Research, Inc.	11,762	433,547
Heartland Payment Systems, Inc.	38,711	1,847,289
iGATE Corp.*	39,300	1,443,096
ManTech International Corp.	24,600	662,970
MAXIMUS, Inc.	71,972	2,888,236
Sykes Enterprises, Inc.*	42,170	842,557
TeleTech Holdings, Inc.*	18,667	458,835
Virtusa Corp.*	28,300	1,006,348

		15,106,419

Leisure Products — 0.3%
Arctic Cat, Inc.	13,857	482,501
Callaway Golf Co.	82,980	600,775
Sturm Ruger & Co., Inc.(a)	20,827	1,014,067

		2,097,343

Life Sciences Tools & Services — 0.9%
Affymetrix, Inc.*(a)	77,900	621,642
Albany Molecular Research, Inc.*	25,400	560,578
Cambrex Corp.*	32,732	611,434
Luminex Corp.*	40,600	791,700
PAREXEL International Corp.*	58,857	3,713,288

		6,298,642

Machinery — 3.7%
Actuant Corp. (Class A Stock)	73,864	2,254,329
Albany International Corp. (Class A Stock)	30,804	1,048,568

Astec Industries, Inc.	20,210	737,059
Barnes Group, Inc.	52,616	1,596,896
Briggs & Stratton Corp.	48,546	874,799
CIRCOR International, Inc.	18,988	1,278,462
EnPro Industries, Inc.*	25,778	1,560,342
ESCO Technologies, Inc.	28,221	981,526
Federal Signal Corp.	67,200	889,728
Hillenbrand, Inc.	67,448	2,083,469
John Bean Technologies Corp.	31,347	881,791
Lindsay Corp.(a)	13,679	1,022,505
Lydall, Inc.*	18,356	495,796
Mueller Industries, Inc.	60,898	1,738,029
Standex International Corp.	13,770	1,020,908
Tennant Co.	19,800	1,328,382
Titan International, Inc.	55,000	650,100
Toro Co. (The)	59,766	3,539,940
Watts Water Technologies, Inc. (Class A Stock)	30,621	1,783,673

		25,766,302

Marine — 0.2%
Matson, Inc.	46,200	1,156,386

Media — 0.3%
EW Scripps Co. (The) (Class A Stock)*	32,101	523,567
Harte-Hanks, Inc.	40,500	257,985
Scholastic Corp.	28,400	917,888
Sizmek, Inc.*	19,600	151,704

		1,851,144

Metals & Mining — 2.2%
A.M. Castle & Co.*(a)	17,983	153,575
AK Steel Holding Corp.*(a)	183,900	1,473,039
Century Aluminum Co.*	55,263	1,435,180
Globe Specialty Metals, Inc.	68,800	1,251,472
Haynes International, Inc.	13,400	616,266
Kaiser Aluminum Corp.(a)	19,200	1,463,424
Materion Corp.	22,278	683,266
Olympic Steel, Inc.	9,638	198,254
RTI International Metals, Inc.*	33,011	814,051
Stillwater Mining Co.*(a)	127,200	1,911,816
SunCoke Energy, Inc.*	73,800	1,656,810
U.S. Silica Holdings, Inc.(a)	57,900	3,619,329

		15,276,482

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	36,666	513,324
Tuesday Morning Corp.*(a)	46,932	910,715

		1,424,039

Multi-Utilities — 0.5%
Avista Corp.	63,703	1,944,853
NorthWestern Corp.	42,100	1,909,656

		3,854,509

Oil, Gas & Consumable Fuels — 2.2%
Approach Resources, Inc.*(a)	38,100	552,450
Arch Coal, Inc.(a)	213,100	451,772
Bill Barrett Corp.*	50,300	1,108,612
Carrizo Oil & Gas, Inc.*	45,500	2,448,810
Cloud Peak Energy, Inc.*	63,000	795,060
Comstock Resources, Inc.	47,800	890,036

Contango Oil & Gas Co.*	16,800	558,432
Forest Oil Corp.*	126,600	148,122
Green Plains, Inc.(a)	36,700	1,372,213
Northern Oil & Gas, Inc.*(a)	60,400	858,888
PDC Energy, Inc.*	38,526	1,937,472
Penn Virginia Corp.*	73,798	937,973
PetroQuest Energy, Inc.*	62,045	348,693
Stone Energy Corp.*	59,994	1,881,412
Swift Energy Co.*(a)	46,844	449,702
Synergy Resources Corp.*(a)	72,500	883,775

		15,623,422

Paper & Forest Products — 1.4%
Boise Cascade Co.*	42,300	1,274,922
Clearwater Paper Corp.*	21,280	1,279,141
Deltic Timber Corp.	11,891	741,047
KapStone Paper & Packaging Corp.*	90,700	2,536,879
Neenah Paper, Inc.	17,878	956,115
P.H. Glatfelter Co.	46,100	1,011,895
Schweitzer-Mauduit International, Inc.	32,776	1,353,977
Wausau Paper Corp.	53,367	423,200

		9,577,176

Personal Products — 0.1%
Inter Parfums, Inc.	18,200	500,500
Medifast, Inc.*	12,700	416,941

		917,441

Pharmaceuticals — 1.5%
Akorn, Inc.*(a)	77,200	2,800,044
Depomed, Inc.*	62,400	947,856
Impax Laboratories, Inc.*	70,500	1,671,555
Lannett Co., Inc.*(a)	28,400	1,297,312
Medicines Co. (The)*	69,800	1,557,936
Prestige Brands Holdings, Inc.*	55,800	1,806,246
Sagent Pharmaceuticals, Inc.*	24,300	755,730

		10,836,679

Professional Services — 1.4%
CDI Corp.	15,288	221,982
Exponent, Inc.	14,040	995,155
Heidrick & Struggles International, Inc.	17,314	355,629
Insperity, Inc.	24,379	666,522
Kelly Services, Inc. (Class A Stock)	31,839	498,917
Korn/Ferry International*	54,000	1,344,600
Navigant Consulting, Inc.*	52,400	728,884
On Assignment, Inc.*	52,686	1,414,619
Resources Connection, Inc.	38,900	542,266
TrueBlue, Inc.*	44,518	1,124,525
WageWorks, Inc.*(a)	35,200	1,602,656

		9,495,755

Real Estate Investment Trusts (REITs) — 8.2%
Acadia Realty Trust	63,705	1,756,984
Agree Realty Corp.	14,700	402,486
American Assets Trust, Inc.	38,500	1,269,345
Associated Estates Realty Corp.	61,900	1,083,869
Aviv REIT, Inc.	26,200	690,370
Capstead Mortgage Corp.	100,000	1,224,000
CareTrust REIT, Inc.*	21,000	300,300
Cedar Realty Trust, Inc.	73,366	432,859
Chesapeake Lodging Trust	58,300	1,699,445

CoreSite Realty Corp.	23,200	762,584
Cousins Properties, Inc.	217,800	2,602,710
DiamondRock Hospitality Co.	208,770	2,647,204
EastGroup Properties, Inc.	33,963	2,057,818
Education Realty Trust, Inc.(a)	147,400	1,515,272
EPR Properties	60,870	3,084,892
Franklin Street Properties Corp.	93,802	1,052,458
Geo Group, Inc. (The)	77,973	2,980,128
Getty Realty Corp.	26,400	448,800
Government Properties Income Trust	75,400	1,652,014
Healthcare Realty Trust, Inc.	104,000	2,462,720
Inland Real Estate Corp.	90,735	899,184
Kite Realty Group Trust(a)	89,272	2,163,953
Lexington Realty Trust(a)	221,916	2,172,558
LTC Properties, Inc.	37,426	1,380,645
Medical Properties Trust, Inc.	183,466	2,249,293
Parkway Properties, Inc.	88,748	1,666,687
Pennsylvania Real Estate Investment Trust(a)	73,822	1,472,011
Post Properties, Inc.	58,461	3,001,388
PS Business Parks, Inc.	20,802	1,583,864
Retail Opportunity Investments Corp.	97,800	1,437,660
Sabra Health Care REIT, Inc.	56,700	1,378,944
Saul Centers, Inc.	12,100	565,554
Sovran Self Storage, Inc.	35,697	2,654,429
Tanger Factory Outlet Centers, Inc.	102,584	3,356,549
Universal Health Realty Income Trust	13,900	579,352
Urstadt Biddle Properties, Inc. (Class A Stock)	27,250	553,175

		57,241,504

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*(a)	37,456	663,720

Road & Rail — 0.9%
ArcBest Corp.	25,995	969,614
Celadon Group, Inc.	23,400	455,130
Heartland Express, Inc.	59,448	1,424,374
Knight Transportation, Inc.	65,288	1,788,238
Roadrunner Transportation Systems, Inc.*	29,700	676,863
Saia, Inc.*	26,500	1,313,340

		6,627,559

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc.*	40,297	757,181
Brooks Automation, Inc.	68,205	716,835
Cabot Microelectronics Corp.*	25,511	1,057,431
CEVA, Inc.*	19,600	263,424
Cirrus Logic, Inc.*	66,700	1,390,695
Cohu, Inc.	25,197	301,608
Diodes, Inc.*	39,370	941,731
DSP Group, Inc.*	23,528	208,693
Entropic Communications, Inc.*	95,000	252,700
Exar Corp.*	46,723	418,171
GT Advanced Technologies, Inc.*(a)	147,600	1,598,508
Kopin Corp.*	64,596	219,626
Kulicke & Soffa Industries, Inc. (Singapore)*	80,032	1,138,855
Micrel, Inc.	45,102	542,577
Microsemi Corp.*	102,419	2,602,467
MKS Instruments, Inc.	56,785	1,895,483
Monolithic Power Systems, Inc.	38,700	1,704,735
Nanometrics, Inc.*	24,200	365,420

Pericom Semiconductor Corp.*	21,260	207,072
Power Integrations, Inc.	32,200	1,735,902
Rubicon Technology, Inc.*(a)	24,700	104,975
Rudolph Technologies, Inc.*(a)	35,294	319,411
Synaptics, Inc.*	39,479	2,889,863
Tessera Technologies, Inc.	50,177	1,333,705
TriQuint Semiconductor, Inc.*	187,576	3,577,074
Ultratech, Inc.*	30,311	689,575
Veeco Instruments, Inc.*(a)	43,242	1,511,308

		28,745,025

Software — 3.0%
Blackbaud, Inc.	49,583	1,948,116
Bottomline Technologies (de), Inc.*	40,600	1,120,154
Ebix, Inc.(a)	32,257	457,404
Epiq Systems, Inc.	33,217	583,291
Interactive Intelligence Group, Inc.*	17,779	743,162
Manhattan Associates, Inc.*	80,672	2,696,058
MicroStrategy, Inc. (Class A Stock)*	9,760	1,276,998
Monotype Imaging Holdings, Inc.	41,500	1,175,280
NetScout Systems, Inc.*	40,095	1,836,351
Progress Software Corp.*	53,647	1,282,700
Synchronoss Technologies, Inc.*	38,200	1,748,796
Take-Two Interactive Software, Inc.*(a)	89,712	2,069,656
Tangoe, Inc.*	36,800	498,640
Tyler Technologies, Inc.*	35,327	3,122,907
VASCO Data Security International, Inc.*	31,300	587,814

		21,147,327

Specialty Retail — 4.1%
Aeropostale, Inc.*(a)	83,900	276,031
Barnes & Noble, Inc.*(a)	45,800	904,092
Big 5 Sporting Goods Corp.	19,137	179,314
Brown Shoe Co., Inc.	46,934	1,273,319
Buckle, Inc. (The)(a)	30,159	1,368,917
Cato Corp. (The) (Class A Stock)	27,603	951,199
Children’s Place, Inc. (The)(a)	23,165	1,104,044
Christopher & Banks Corp.*	39,078	386,481
Finish Line, Inc. (The) (Class A Stock)	51,046	1,277,681
Francesca’s Holdings Corp.*	45,300	631,029
Genesco, Inc.*	25,922	1,937,670
Group 1 Automotive, Inc.	22,964	1,669,712
Haverty Furniture Cos., Inc.	21,541	469,378
Hibbett Sports, Inc.*	26,896	1,146,577
Kirkland’s, Inc.*	15,900	256,149
Lithia Motors, Inc. (Class A Stock)(a)	24,430	1,849,107
Lumber Liquidators Holdings, Inc.*(a)	29,022	1,665,282
MarineMax, Inc.*	26,442	445,548
Men’s Wearhouse, Inc. (The)	49,067	2,316,944
Monro Muffler Brake, Inc.(a)	33,972	1,648,661
Outerwall, Inc.*(a)	21,331	1,196,669
Pep Boys-Manny Moe & Jack (The)*	57,126	508,993
Select Comfort Corp.*	56,900	1,190,348
Sonic Automotive, Inc. (Class A Stock)	36,747	900,669
Stage Stores, Inc.	33,979	581,381
Stein Mart, Inc.	30,083	347,459
Vitamin Shoppe, Inc.*	33,200	1,473,748
Zumiez, Inc.*	23,150	650,515

		28,606,917

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*	50,000	2,208,500

QLogic Corp.*	93,700	858,292
Super Micro Computer, Inc.*	36,700	1,079,714

		4,146,506

Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc.*	91,543	1,151,611
G-III Apparel Group Ltd.*	20,200	1,673,772
Iconix Brand Group, Inc.*	51,631	1,907,249
Movado Group, Inc.	19,417	641,926
Oxford Industries, Inc.	15,616	952,420
Perry Ellis International, Inc.*	12,879	262,088
Quiksilver, Inc.*(a)	118,893	204,496
Skechers U.S.A., Inc. (Class A Stock)*	43,476	2,317,705
Steven Madden Ltd.*	61,700	1,988,591
Wolverine World Wide, Inc.	108,954	2,730,387

		13,830,245

Thrifts & Mortgage Finance — 0.8%
Bank Mutual Corp.	45,935	294,443
BofI Holding, Inc.*(a)	13,400	974,314
Brookline Bancorp, Inc.	71,332	609,889
Dime Community Bancshares, Inc.	31,581	454,766
Northwest Bancshares, Inc.	99,100	1,199,110
Oritani Financial Corp.	39,600	557,964
Provident Financial Services, Inc.	57,800	946,186
TrustCo Bank Corp. NY	96,095	618,852

		5,655,524

Tobacco
Alliance One International, Inc.*	86,138	169,692

Trading Companies & Distributors — 0.7%
Aceto Corp.	29,100	562,212
Applied Industrial Technologies, Inc.	44,528	2,032,703
DXP Enterprises, Inc.*	13,800	1,016,784
Kaman Corp.	28,822	1,132,705
Veritiv Corp.*	8,700	435,522

		5,179,926

Water Utilities — 0.2%
American States Water Co.	41,552	1,264,012

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	16,621	176,847
Spok Holdings, Inc.	23,080	300,271

		477,118

TOTAL COMMON STOCKS (cost $449,204,156)		685,497,669

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P Small-Cap ETF(a) (cost $1,486,651)	26,900	2,805,670

TOTAL LONG-TERM INVESTMENTS (cost $450,690,807)		$688,303,339

SHORT-TERM INVESTMENTS — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $100,253,417; includes $93,258,406 of cash collateral for securities on loan)(b)(c)	100,253,417	$100,253,417

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.045%, 03/19/15 (cost $749,842)(d)(e)	750	749,885

TOTAL SHORT-TERM INVESTMENTS (cost $101,003,259)		101,003,302

TOTAL INVESTMENTS — 113.1% (cost $551,694,066)		789,306,641
Liabilities in excess of other assets(f) — (13.1)%		(91,592,094)

NET ASSETS — 100.0%		$697,714,547

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,219,529; cash collateral of $93,258,406 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
	Long Position:
87	Russell 2000 Mini Index	Dec. 2014	$9,879,304	$9,540,420	$(338,884)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(2)	A U.S. Treasury obligation with a market value of $749,885 has been segregated with UBS AG to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,127,617	$—	$—
Air Freight & Logistics	4,941,706	—	—
Airlines	2,278,635	—	—
Auto Components	3,613,170	—	—
Automobiles	629,828	—	—
Banks	51,344,306	—	—
Beverages	2,112,264	—	—
Biotechnology	4,832,586	—	—
Building Products	6,837,322	—	—
Capital Markets	13,266,491	—	—
Chemicals	16,542,999	—	—
Commercial Services & Supplies	15,448,125	—	—
Communications Equipment	7,540,411	—	—
Construction & Engineering	5,709,954	—	—
Construction Materials	952,639	—	—
Consumer Finance	8,897,325	—	—
Containers & Packaging	462,521	—	—
Distributors	2,751,072	—	—
Diversified Consumer Services	4,607,654	—	—
Diversified Financial Services	4,018,702	—	—
Diversified Telecommunication Services	3,584,723	—	—
Electric Utilities	5,600,763	—	—
Electrical Equipment	7,631,407	—	—
Electronic Equipment, Instruments & Components	29,056,708	—	—
Energy Equipment & Services	18,125,129	—	—
Food & Staples Retailing	5,486,933	—	—
Food Products	17,347,162	—	—
Gas Utilities	12,829,485	—	—
Health Care Equipment & Supplies	24,646,544	—	—
Health Care Providers & Services	21,396,563	—	—
Health Care Technology	6,768,570	—	—
Hotels, Restaurants & Leisure	25,924,761	—	—
Household Durables	9,853,349	—	—
Household Products	1,386,539	—	—
Insurance	13,534,273	—	—
Internet & Catalog Retail	1,820,780	—	—
Internet Software & Services	12,551,839	—	—
IT Services	15,106,419	—	—
Leisure Products	2,097,343	—	—
Life Sciences Tools & Services	6,298,642	—	—
Machinery	25,766,302	—	—
Marine	1,156,386	—	—
Media	1,851,144	—	—
Metals & Mining	15,276,482	—	—
Multiline Retail	1,424,039	—	—
Multi-Utilities	3,854,509	—	—
Oil, Gas & Consumable Fuels	15,623,422	—	—
Paper & Forest Products	9,577,176	—	—
Personal Products	917,441	—	—
Pharmaceuticals	10,836,679	—	—
Professional Services	9,495,755	—	—
Real Estate Investment Trusts (REITs)	57,241,504	—	—
Real Estate Management & Development	663,720	—	—
Road & Rail	6,627,559	—	—
Semiconductors & Semiconductor Equipment	28,745,025	—	—
Software	21,147,327	—	—
Specialty Retail	28,606,917	—	—
Technology Hardware, Storage & Peripherals	4,146,506	—	—
Textiles, Apparel & Luxury Goods	13,830,245	—	—
Thrifts & Mortgage Finance	5,655,524	—	—
Tobacco	169,692	—	—
Trading Companies & Distributors	5,179,926	—	—
Water Utilities	1,264,012	—	—
Wireless Telecommunication Services	477,118	—	—
Exchange Traded Fund	2,805,670	—	—

Affiliated Money Market Mutual Fund	100,253,417	—	—
U.S. Treasury Obligation	—	749,885	—
Other Financial Instruments*
Futures Contracts	(338,884)	—	—

Total	$788,217,872	$749,885	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.6%
Australia — 0.3%
Brambles Ltd.	32,575	$270,983

Austria — 0.3%
Andritz AG	5,360	285,397

Belgium — 0.2%
Colruyt SA	4,410	194,312

Brazil — 1.5%
Cielo SA	41,723	678,920
Estacio Participacoes SA	42,571	442,972
Kroton Educacional SA	23,600	148,286

		1,270,178

Canada — 5.7%
Agrium, Inc.	2,775	246,975
Alimentation Couche-Tard, Inc. (Class B Stock)	21,516	687,967
Bank of Nova Scotia	5,508	340,675
Brookfield Asset Management, Inc. (Class A Stock)	8,472	380,901
Canadian Pacific Railway Ltd. (NYSE)	8,685	1,801,877
Canadian Pacific Railway Ltd. (TSX)	350	72,638
Cenovus Energy, Inc.	6,904	185,738
CI Financial Corp.	7,571	228,289
Shawcor Ltd.	6,045	304,962
Suncor Energy, Inc.	15,565	563,284

		4,813,306

China — 7.3%
Alibaba Group Holding Ltd., ADR*(a)	13,044	1,158,959
Baidu, Inc., ADR*	5,060	1,104,244
Lenovo Group Ltd.	148,000	220,445
PICC Property & Casualty Co. Ltd. (Class H Stock)	201,300	357,072
SouFun Holdings Ltd., ADR(a)	8,008	79,680
Tencent Holdings Ltd.	144,269	2,146,932
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	19,922	27,497
Vipshop Holdings Ltd., ADS*	5,311	1,003,832

		6,098,661

Denmark — 2.7%
Coloplast A/S (Class B Stock)	3,641	304,490
Jyske Bank A/S*	6,047	326,087
Novo Nordisk A/S (Class B Stock)	33,482	1,594,138

		2,224,715

Finland — 0.4%
Sampo OYJ (Class A Stock)	6,675	322,747

France — 5.6%
Arkema SA(a)	2,850	190,978
BNP Paribas SA	4,415	293,017
Cap Gemini SA	4,563	327,231
Dassault Systemes SA	12,432	798,620
Pernod Ricard SA	2,270	256,922
Publicis Groupe SA	4,790	328,253
Rexel SA	18,995	354,729
Sanofi	4,510	509,951
Schneider Electric SE	4,680	359,063
Sodexo	4,580	448,025

Total SA	5,256	340,349
Valeo SA	1,518	168,673
Vinci SA	5,882	341,339

		4,717,150

Germany — 6.8%
Bayer AG	11,326	1,575,888
Bayerische Motoren Werke AG	2,631	281,188
Brenntag AG	6,585	322,299
Continental AG	7,747	1,467,500
Deutsche Boerse AG	5,595	375,710
Linde AG	1,875	358,895
Rational AG	385	114,433
Sap SE, ADR(a)	3,680	265,549
Wirecard AG	22,538	828,877
Zalando SE, 144A(g)*	3,764	102,214

		5,692,553

Hong Kong — 1.0%
AIA Group Ltd.	54,800	282,809
Galaxy Entertainment Group Ltd.	53,937	313,160
Jardine Matheson Holdings Ltd.	4,532	269,540

		865,509

India — 1.0%
HDFC Bank Ltd., ADR	9,398	437,759
Tata Motors Ltd., ADR	8,732	381,676

		819,435

Indonesia — 1.4%
PT Bank Mandiri Persero Tbk	688,683	569,545
PT Bank Rakyat Indonesia Persero Tbk	354,200	302,793
PT Tower Bersama Infrastructure Tbk	207,824	136,662
PT Tower Bersama Infrastructure Tbk, 144A(g)	256,930	168,953

		1,177,953

Ireland — 0.3%
Ryanair Holdings PLC, ADR*	3,916	220,980

Israel — 1.7%
Bezeq Israeli Telecommunication Corp. Ltd.	229,594	396,331
Check Point Software Technologies Ltd.*	8,500	588,540
Teva Pharmaceutical Industries Ltd., ADR	7,448	400,330

		1,385,201

Italy — 5.2%
Anima Holding SpA*	45,379	248,302
Anima Holding SpA, 144A(g)*	43,922	240,330
Azimut Holding SpA	43,367	1,091,691
Brunello Cucinelli SpA(a)	15,422	319,906
Intesa Sanpaolo SpA	124,962	377,228
Luxottica Group SpA	17,816	926,043
Moncler SpA	19,788	281,900
Moncler SpA, 144A(g)	8,467	120,621
World Duty Free SpA*	37,498	427,397
World Duty Free SpA, 144A(g)*	3,190	36,359
Yoox SpA*	13,272	303,806

		4,373,583

Japan — 14.6%
Astellas Pharma, Inc.	24,500	364,893
Daikin Industries Ltd.	6,300	390,808
Daito Trust Construction Co. Ltd.	2,100	248,331

FANUC Corp.	4,400	795,752
Fuji Heavy Industries Ltd.	36,215	1,199,683
Hoya Corp.	7,200	241,778
Kansai Paint Co. Ltd.	33,600	502,360
Kao Corp.	7,400	288,768
Keyence Corp.	1,500	651,280
Lawson, Inc.	3,800	265,860
Minebea Co. Ltd.	39,316	536,558
Miraca Holdings, Inc.	6,000	248,298
Murata Manufacturing Co. Ltd.	9,789	1,112,670
Nidec Corp.	5,963	402,963
Nitori Holdings Co. Ltd.	3,100	192,061
ORIX Corp.	21,900	302,339
Pigeon Corp.	13,431	761,061
Santen Pharmaceutical Co. Ltd.	5,900	330,406
Secom Co. Ltd.	4,800	285,957
SMC Corp.	3,000	827,223
SoftBank Corp.	17,856	1,247,222
Start Today Co. Ltd.	2,400	52,125
Sugi Holdings Co. Ltd.	4,700	197,367
Sumitomo Mitsui Financial Group, Inc.	6,800	277,063
Toyota Motor Corp.	8,500	500,133

		12,222,959

Macau — 0.2%
MGM China Holdings Ltd.	75,200	216,698

Mexico — 1.5%
Alfa SAB de CV (Class A Stock)	240,415	827,011
Alsea SAB de CV*	119,283	376,665
Alsea SAB de CV, 144A(g)*	20,763	65,564

		1,269,240

Netherlands — 1.6%
Akzo Nobel NV	5,375	367,766
ASML Holding NV	4,860	481,379
Koninklijke Ahold NV	17,255	279,112
NXP Semiconductor NV*	2,960	202,553

		1,330,810

Norway — 0.7%
DnB ASA	18,755	350,983
Telenor ASA	9,732	213,593

		564,576

Philippines — 0.8%
Universal Robina Corp.	164,406	682,676

Singapore — 0.2%
United Overseas Bank Ltd.	10,400	182,319

South Africa — 1.7%
Aspen Pharmacare Holdings Ltd.*	30,334	903,183
Aspen Pharmacare Holdings Ltd., 144A(g)*	2,865	85,304
Bidvest Group Ltd.	8,380	212,045
Discovery Ltd.	29,307	254,767

		1,455,299

South Korea — 1.9%
NAVER Corp.	1,503	1,148,108
Samsung Electronics Co. Ltd.	395	442,403

		1,590,511

Spain — 1.9%
Amadeus IT Holding SA (Class A Stock)	6,129	228,805
Inditex SA	48,792	1,346,847

		1,575,652

Sweden — 3.1%
Assa Abloy AB (Class B Stock)	15,864	815,213
Atlas Copco AB (Class A Stock)	10,424	297,435
Elekta AB (Class B Stock)(a)	10,800	106,156
Hexagon AB (Class B Stock)	21,582	682,432
Nordea Bank AB	23,045	298,742
Telefonaktiebolaget LM Ericsson (Class B Stock)	33,150	417,984

		2,617,962

Switzerland — 9.5%
Actelion Ltd.*	2,685	314,484
Adecco SA*	2,173	146,897
Cie Financiere Richemont SA	1,470	120,160
Geberit AG	961	309,743
Givaudan SA*	393	626,442
Julius Baer Group Ltd.*	5,690	254,270
Novartis AG	13,626	1,283,138
Partners Group Holding AG	2,059	541,175
Roche Holding AG	8,648	2,553,781
SGS SA	235	486,204
Sika AG	169	584,347
Sonova Holding AG	1,840	293,171
Sulzer AG	2,061	252,736
UBS AG*	12,890	224,065

		7,990,613

Taiwan — 0.3%
MediaTek, Inc.	15,000	222,146

Thailand — 1.7%
CP ALL PCL	448,567	619,071
Home Product Center PCL	1,913,215	613,645
Minor International PCL	130,627	149,058

		1,381,774

United Kingdom — 11.2%
Amlin PLC	57,179	401,194
ARM Holdings PLC	65,298	951,334
Ashtead Group PLC	40,375	679,219
Barclays PLC	52,465	192,975
Berkeley Group Holdings PLC	4,755	172,698
BG Group PLC	11,229	207,295
Bunzl PLC	18,642	485,053
Burberry Group PLC	40,900	997,633
Capita PLC	14,130	266,001
Compass Group PLC	28,486	459,454
Howden Joinery Group PLC	48,030	263,313
InterContinental Hotels Group PLC	4,884	188,332
Just Eat PLC*	31,189	149,157
Just Eat PLC, 144A(g)*	74,390	355,760
Prudential PLC	14,940	332,134
Reed Elsevier PLC	31,285	500,151
SABMiller PLC	4,785	265,173
St. James’s Place PLC	138,846	1,637,394
TalkTalk Telecom Group PLC	68,285	330,992
Travis Perkins PLC	9,021	242,371
Unilever PLC	8,350	349,511

		9,427,144

United States — 5.3%
AON PLC	4,660	408,542
Jazz Pharmaceuticals PLC*	7,331	1,177,065
Michael Kors Holdings Ltd.*	7,893	563,481
Nielsen NV	7,520	333,362
Schlumberger Ltd.	10,352	1,052,695
Stratasys Ltd.*	7,447	899,449

		4,434,594

TOTAL COMMON STOCKS (cost $72,647,810)		81,897,636

PREFERRED STOCKS — 0.7%
Germany
Henkel AG & Co. KGaA (PRFC)	3,490	347,440
Volkswagen AG (PRFC)	1,420	293,243

TOTAL PREFERRED STOCKS (cost $653,126)		640,683

TOTAL LONG-TERM INVESTMENTS (cost $73,300,936)		82,538,319

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,912,470; includes $1,517,413 of cash collateral for securities on loan)(b)(w)	2,912,470	2,912,470

TOTAL INVESTMENTS — 101.8% (cost $76,213,406)		85,450,789
Liabilities in excess of other assets — (1.8)%		(1,534,652)

NET ASSETS — 100.0%		$83,916,137

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,459,712; cash collateral of $1,517,413 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$270,983	$—
Austria	—	285,397	—
Belgium	194,312	—	—
Brazil	1,270,178	—	—
Canada	4,813,306	—	—
China	3,346,715	2,751,946	—
Denmark	—	2,224,715	—
Finland	—	322,747	—
France	—	4,717,150	—
Germany	265,549	5,427,004	—
Hong Kong	269,540	595,969	—
India	819,435	—	—
Indonesia	—	1,177,953	—
Ireland	220,980	—	—
Israel	988,870	396,331	—
Italy	—	4,373,583	—
Japan	—	12,222,959	—
Macau	—	216,698	—
Mexico	1,203,676	65,564	—
Netherlands	202,553	1,128,257	—
Norway	—	564,576	—
Philippines	—	682,676	—
Singapore	—	182,319	—
South Africa	—	1,455,299	—
South Korea	—	1,590,511	—
Spain	—	1,575,652	—
Sweden	—	2,617,962	—
Switzerland	—	7,990,613	—
Taiwan	—	222,146	—
Thailand	1,381,774	—	—
United Kingdom	480,149	8,946,995	—
United States	4,434,594	—	—
Preferred Stocks
Germany	—	640,683	—
Affiliated Money Market Mutual Fund	2,912,470	—	—

Total	$22,804,101	$62,646,688	$—

Fair Value of Level 2 investments at 12/31/13 was $78,768,427 as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets. An amount of $2,370,424 was transferred from Level 1 into Level 2 at 09/30/14 as a result of fair valuing such foreign securities using third party vendor modeling tools.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 was as follows:

Pharmaceuticals	12.8%
Internet Software & Services	7.4
Insurance	4.8
Banks	4.7
Textiles, Apparel & Luxury Goods	3.9
Machinery	3.6
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral received from securities on loan)	3.5
Capital Markets	3.4
Specialty Retail	3.3
Chemicals	3.3
Electronic Equipment, Instruments & Components	3.2
Automobiles	3.1
Food & Staples Retailing	2.6
Hotels, Restaurants & Leisure	2.6
Trading Companies & Distributors	2.5
IT Services	2.5
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	2.2
Software	2.0
Auto Components	2.0
Technology Hardware, Storage & Peripherals	1.9
Wireless Telecommunication Services	1.9
Building Products	1.9
Internet & Catalog Retail	1.8
Energy Equipment & Services	1.6
Industrial Conglomerates	1.5
Oil, Gas & Consumable Fuels	1.5
Professional Services	1.5
Household Products	1.3
Food Products	1.2
Diversified Telecommunication Services	1.2
Media	1.0
Electrical Equipment	0.9
Health Care Equipment & Supplies	0.9
Diversified Financial Services	0.9
Real Estate Management & Development	0.7
Diversified Consumer Services	0.7
Commercial Services & Supplies	0.6
Beverages	0.6
Communications Equipment	0.5
Construction & Engineering	0.4
Biotechnology	0.4
Personal Products	0.4
Health Care Providers & Services	0.3
Airlines	0.3
Household Durables	0.2

101.8
Liabilities in excess of other assets	(1.8)

100.0%

SP International Value Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.6%
Australia — 3.3%
Arrium Ltd.	539,200	$171,843
Ausdrill Ltd.	62,500	49,248
Bendigo & Adelaide Bank Ltd.	32,600	340,019
Challenger Ltd.	60,800	378,353
Downer EDI Ltd.	65,200	251,455
Fortescue Metals Group Ltd.	50,000	151,901
Lend Lease Group	28,600	359,096
Mineral Resources Ltd.	25,100	190,669
National Australia Bank Ltd.	14,800	420,965
Pacific Brands Ltd.	311,300	131,982
Primary Health Care Ltd.	35,100	134,101
Toll Holdings Ltd.	82,500	406,938

		2,986,570

Austria — 0.6%
OMV AG	8,300	279,105
Voestalpine AG	6,500	256,680

		535,785

Belgium — 1.2%
AGFA-Gevaert NV*	84,400	222,478
Anheuser-Busch InBev NV	3,232	358,424
Delhaize Group SA	7,300	507,331

		1,088,233

Canada — 0.7%
Canadian National Railway Co.	9,090	645,338

China — 2.5%
Baidu, Inc., ADR*	2,677	584,202
China Mobile Ltd.	63,895	747,731
Industrial & Commercial Bank of China Ltd. (Class H Stock)	490,591	306,623
Tencent Holdings Ltd.	43,204	642,938

		2,281,494

Denmark — 1.4%
A.P. Moeller-Maersk A/S (Class B Stock)	100	236,884
Novo Nordisk A/S (Class B Stock)	21,757	1,035,890

		1,272,774

Finland — 0.7%
Kone OYJ (Class B Stock)	7,912	316,761
Tieto OYJ	13,600	342,654

		659,415

France — 10.6%
Accor SA	10,665	472,336
Air Liquide SA	3,382	412,339
Alstom SA*	11,700	401,208
AXA SA	10,900	268,496
BNP Paribas SA	3,800	252,201
Cie de Saint-Gobain	7,475	341,546
Cie Generale des Etablissements Michelin (Class B Stock)	7,014	660,657
CNP Assurances SA	7,300	137,411
Credit Agricole SA	16,000	241,177
Electricite de France SA	5,800	190,280
LVMH Moet Hennessy Louis Vuitton SA	5,154	836,922
Pernod Ricard SA	3,281	371,348
Publicis Groupe SA	10,071	690,153

Renault SA	3,400	245,956
Safran SA	6,789	440,159
Sanofi	4,700	531,435
SCOR SE	6,700	209,261
Societe Generale SA	3,200	163,226
Thales SA	8,700	463,035
Total SA	22,804	1,476,661
Valeo SA	2,100	233,342
Vallourec SA	10,900	501,619

		9,540,768

Germany — 5.3%
Allianz SE	2,900	468,155
BASF SE	2,200	200,679
Continental AG	1,100	208,371
Daimler AG	7,100	542,208
Deutsche Bank AG	15,614	545,205
E.ON SE	12,200	222,794
Freenet AG	13,900	360,416
Fresenius Medical Care AG & Co. KGaA	6,290	438,134
Hannover Rueck SE	4,200	338,982
Merck KGaA	3,700	340,089
Muenchener Rueckversicherungs AG	2,000	394,537
Rheinmetall AG	4,000	191,371
Stada Arzneimittel AG	4,800	190,150
Volkswagen AG	1,600	330,594

		4,771,685

Hong Kong — 3.9%
AIA Group Ltd.	204,348	1,054,588
Cheung Kong Holdings Ltd.	8,000	131,599
China Resources Cement Holdings Ltd.	253,000	173,078
First Pacific Co. Ltd.	134,000	138,991
Galaxy Entertainment Group Ltd.	41,160	238,976
Hong Kong Exchanges & Clearing Ltd.	27,905	600,620
Huabao International Holdings Ltd.	678,000	522,659
Kingboard Chemical Holdings Ltd.	102,000	202,785
Sands China Ltd.	41,661	217,337
Skyworth Digital Holdings Ltd.	472,000	244,824

		3,525,457

Ireland — 0.5%
Permanent TSB Group Holdings PLC*	45,500	4,942
Smurfit Kappa Group PLC	18,700	408,732

		413,674

Israel — 0.8%
Bank Hapoalim BM	26,000	146,600
Elbit Systems Ltd.	3,300	204,629
Teva Pharmaceutical Industries Ltd.	7,100	382,123

		733,352

Italy — 1.6%
Enel SpA	88,200	466,591
Eni SpA	18,400	436,565
Intesa Sanpaolo SpA	144,441	436,030
Telecom Italia SpA*	118,900	135,996

		1,475,182

Japan — 17.7%
Aoyama Trading Co. Ltd.	14,700	342,607
Aozora Bank Ltd.	46,000	155,545
FANUC Corp.	2,736	494,813

Fukuoka Financial Group, Inc.	31,000	147,877
Fuyo General Lease Co. Ltd.	3,400	132,876
Hogy Medical Co. Ltd.	2,800	148,388
Japan Tobacco, Inc.	14,539	472,451
KDDI Corp.	9,200	553,437
Keihin Corp.	11,700	154,718
Keiyo Bank Ltd. (The)	55,000	280,310
Kubota Corp.	54,722	866,434
KYORIN Holdings, Inc.	19,900	404,119
Kyowa Exeo Corp.	28,200	366,272
Marubeni Corp.	42,000	287,402
Miraca Holdings, Inc.	3,100	128,287
Mitsubishi Corp.	8,900	182,274
Mitsubishi Estate Co. Ltd.	10,336	232,946
Mitsubishi UFJ Financial Group, Inc.	144,921	816,733
Mitsui & Co. Ltd.	30,900	487,419
Mizuho Financial Group, Inc.	258,400	461,294
Nippon Telegraph & Telephone Corp.	19,504	1,209,527
NTT DoCoMo, Inc.	20,600	345,013
Olympus Corp.*	12,982	465,544
Otsuka Holdings Co. Ltd.	11,300	389,492
Paramount Bed Holdings Co. Ltd.	4,800	137,622
Resona Holdings, Inc.	95,300	537,624
Sankyu, Inc.	30,000	160,329
Seino Holdings Co. Ltd.	13,000	104,212
Shimachu Co. Ltd.	6,300	145,546
Sky Perfect JSAT Holdings, Inc.	25,400	149,253
SoftBank Corp.	5,571	389,128
Sumitomo Corp.	38,400	423,825
Sumitomo Mitsui Financial Group, Inc.	9,600	391,147
Sumitomo Mitsui Trust Holdings, Inc.	88,562	368,724
Toagosei Co. Ltd.	82,000	338,509
Toho Holdings Co. Ltd.	7,400	141,577
Tokyo Electron Ltd.	9,004	586,838
Toppan Forms Co. Ltd.	39,900	411,322
Toyota Motor Corp.	21,226	1,248,921
Tsumura & Co.	6,400	142,628
Tsuruha Holdings, Inc.	1,700	94,559
West Japan Railway Co.	5,800	259,567
Yokohama Rubber Co. Ltd. (The)	46,700	404,669

		15,961,778

Liechtenstein — 0.2%
VP Bank AG	2,300	192,972

Netherlands — 4.6%
Aegon NV	17,300	142,453
ASML Holding NV	4,872	482,567
ING Groep NV, CVA*	84,525	1,201,463
Koninklijke Ahold NV	21,400	346,161
Koninklijke Philips NV	16,315	518,816
Royal Dutch Shell PLC (Class B Stock)	36,800	1,454,841

		4,146,301

New Zealand — 0.3%
Air New Zealand Ltd.	165,400	250,828

Norway — 1.4%
DNB ASA	13,600	254,512
Marine Harvest ASA	28,500	398,618
Statoil ASA	11,100	302,206
Yara International ASA	5,600	281,187

		1,236,523

Singapore — 0.7%
DBS Group Holdings Ltd.	41,000	591,324

South Africa — 0.3%
Mondi PLC	16,900	275,613

Spain — 2.6%
Amadeus IT Holding SA (Class A Stock)	13,603	507,820
Banco Bilbao Vizcaya Argentaria SA	63,640	765,942
Banco Santander SA	43,300	414,540
Gas Natural SDG SA	9,500	279,460
Repsol SA	17,100	405,684

		2,373,446

Sweden — 3.1%
Boliden AB	11,800	190,527
Hennes & Mauritz AB (Class B Stock)	11,074	457,910
Nordea Bank AB	28,700	372,050
Oriflame Cosmetics SA, SDR	6,300	108,609
Securitas AB (Class B Stock)	34,700	384,340
Svenska Cellulosa AB SCA (Class B Stock)	18,309	435,042
Telefonaktiebolaget LM Ericsson (Class B Stock)	32,700	412,310
TeliaSonera AB	62,800	433,078

		2,793,866

Switzerland — 9.5%
Baloise Holding AG	3,800	485,760
Credit Suisse Group AG*	17,517	484,619
Georg Fischer AG*	500	293,520
Helvetia Holding AG	400	193,691
Holcim Ltd.*	8,897	647,272
Julius Baer Group Ltd.*	11,123	497,056
Lonza Group AG*	1,400	168,694
Nestle SA	12,732	935,688
Novartis AG	18,235	1,717,160
Roche Holding AG	2,946	869,963
Swiss Life Holding AG*	1,700	405,100
Swiss Re AG*	5,500	437,703
UBS AG*	43,589	757,700
Zurich Insurance Group AG*	2,200	654,727

		8,548,653

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,788	459,862

United Kingdom — 17.6%
AMEC PLC	3,500	62,454
Anglo American PLC	20,500	457,184
AstraZeneca PLC	8,100	580,465
Aviva PLC	113,387	959,257
BAE Systems PLC	74,600	567,827
Barclays PLC	87,400	321,471
Beazley PLC	54,900	241,416
BP PLC	116,500	852,231
BT Group PLC	195,580	1,199,682
Burberry Group PLC	15,752	384,223
Carillion PLC	65,500	322,172
Centrica PLC	63,800	317,974
Compass Group PLC	40,146	647,519
Dairy Crest Group PLC	40,400	250,862

Experian PLC	46,932	745,764
GlaxoSmithKline PLC	7,700	175,899
Home Retail Group PLC	49,500	133,315
HSBC Holdings PLC	36,900	374,949
ITV PLC	96,417	323,735
J Sainsbury PLC	83,800	340,763
Kingfisher PLC	142,928	747,491
Legal & General Group PLC	39,100	144,682
Liberty Global PLC (Class C Stock)*	20,428	837,854
Lloyds Banking Group PLC*	341,476	424,817
Marston’s PLC	86,500	206,557
Old Mutual PLC	83,400	244,633
Petrofac Ltd.	11,200	187,666
Reckitt Benckiser Group PLC	11,463	991,058
Rio Tinto Ltd.	3,700	192,681
Rio Tinto PLC	7,834	383,863
SABMiller PLC	9,578	530,789
Standard Chartered PLC	20,857	384,702
Tesco PLC	103,300	308,582
Tullett Prebon PLC	57,600	249,282
Vesuvius PLC	51,200	373,810
WM Morrison Supermarkets PLC	146,400	398,350

		15,865,979

United States — 4.0%
Accenture PLC (Class A Stock)	7,180	583,878
Actavis PLC*	4,242	1,023,510
Carnival PLC	4,196	167,609
Lululemon Athletica, Inc.*	10,528	442,281
MasterCard, Inc. (Class A Stock)	10,430	770,985
Schlumberger Ltd.	6,000	610,140

		3,598,403

TOTAL COMMON STOCKS (cost $74,564,566)		86,225,275

	Units
RIGHTS*(a)
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/13/14 (cost $6,378)	63,640	6,350

TOTAL LONG-TERM INVESTMENTS (cost $74,570,944)		86,231,625

	Shares
SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,925,088)(b)	1,925,088	1,925,088

TOTAL INVESTMENTS — 97.7% (cost $76,496,032)		88,156,713
Other assets in excess of liabilities(c) — 2.3%		2,083,242

NET ASSETS — 100.0%		$90,239,955

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(b)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)(a)
Euro,
Expiring 10/28/14	State Street Bank	EUR	1,005	$1,372,261	$1,269,483	$(102,778)
Expiring 10/28/14	State Street Bank	EUR	265	355,696	334,773	(20,923)
Japanese Yen,
Expiring 10/02/14	State Street Bank	JPY	333,745	3,043,309	3,043,077	(232)
Expiring 10/02/14	State Street Bank	JPY	148,641	1,462,688	1,355,309	(107,379)

				$6,233,954	$6,002,642	$(231,312)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(a)
Euro,
Expiring 10/28/14	Bank of New York Mellon	EUR	1,857	$2,457,893	$2,346,189	$111,704
Expiring 10/28/14	State Street Bank	EUR	3,042	4,200,130	3,842,434	357,696
Japanese Yen,
Expiring 10/02/14	State Street Bank	JPY	47,060	448,255	429,089	19,166
Expiring 10/02/14	State Street Bank	JPY	435,326	4,301,855	3,969,297	332,558
Expiring 04/02/15	State Street Bank	JPY	325,624	2,974,695	2,974,823	(128)

				$14,382,828	$13,561,832	$820,996

(a)	The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,986,570	$—
Austria	—	535,785	—
Belgium	222,478	865,755	—
Canada	645,338	—	—
China	584,202	1,697,292	—
Denmark	—	1,272,774	—
Finland	—	659,415	—
France	—	9,540,768	—
Germany	—	4,771,685	—
Hong Kong	—	3,525,457	—
Ireland	4,942	408,732	—
Israel	—	733,352	—
Italy	—	1,475,182	—
Japan	—	15,961,778	—
Liechtenstein	192,972	—	—

Netherlands	—	4,146,301	—
New Zealand	—	250,828	—
Norway	281,187	955,336	—
Singapore	—	591,324	—
South Africa	—	275,613	—
Spain	—	2,373,446	—
Sweden	108,609	2,685,257	—
Switzerland	—	8,548,653	—
Taiwan	459,862	—	—
United Kingdom	1,044,411	14,821,568	—
United States	3,598,403	—	—
Rights	6,350	—	—
Affiliated Money Market Mutual Fund	1,925,088	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	589,684	—

Total	$9,073,842	$79,672,555	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/13 was $124,588,371 which was a result of valuing investments using third-party vendor modeling tools. An amount of $2,821,520 was transferred from Level 1 into Level 2 at 09/30/14 as a result of fair valuing such foreign securities using third party vendor modeling tools. An amount of $1,822,147 was transferred from Level 2 into Level 1 at 09/30/14 as a result of using quoted prices in active market for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 was as follows:

Banks	11.9%
Pharmaceuticals	8.5
Insurance	7.6
Oil, Gas & Consumable Fuels	5.6
Diversified Telecommunication Services	3.2
Machinery	3.1
Capital Markets	3.1
Automobiles	2.7
Wireless Telecommunication Services	2.6
IT Services	2.5
Media	2.3
Food & Staples Retailing	2.2
Hotels, Restaurants & Leisure	2.1
Affiliated Money Market Mutual Fund	2.1
Metals & Mining	2.0
Chemicals	2.0
Specialty Retail	1.9
Aerospace & Defense	1.8
Textiles, Apparel & Luxury Goods	1.8
Auto Components	1.8
Food Products	1.8
Semiconductors & Semiconductor Equipment	1.6
Household Products	1.6
Trading Companies & Distributors	1.5
Beverages	1.4
Commercial Services & Supplies	1.4
Internet Software & Services	1.4
Diversified Financial Services	1.3
Road & Rail	1.3
Energy Equipment & Services	1.0
Health Care Providers & Services	0.9
Construction Materials	0.9
Health Care Equipment & Supplies	0.9
Construction & Engineering	0.9
Professional Services	0.8
Real Estate Management & Development	0.8
Industrial Conglomerates	0.8
Electric Utilities	0.7
Multi-Utilities	0.7
Tobacco	0.5
Communications Equipment	0.5
Containers & Packaging	0.5
Air Freight & Logistics	0.4
Electrical Equipment	0.4
Building Products	0.4
Gas Utilities	0.3
Paper & Forest Products	0.3
Airlines	0.3
Household Durables	0.3
Marine	0.3
Health Care Technology	0.2
Electronic Equipment, Instruments & Components	0.2
Life Sciences Tools & Services	0.2
Internet & Catalog Retail	0.2
Distributors	0.1
Personal Products	0.1

97.7
Other assets in excess of liabilities	2.3

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Airlines — 1.6%
Spirit Airlines, Inc.*	16,435	$1,136,316
United Continental Holdings, Inc.*	55,946	2,617,713

		3,754,029

Auto Components — 0.6%
Delphi Automotive PLC (United Kingdom)	25,111	1,540,309

Banks — 0.8%
First Republic Bank(a)	40,956	2,022,407

Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)*	16,802	1,464,462

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	7,206	1,194,899
BioMarin Pharmaceutical, Inc.*	24,834	1,792,022
Incyte Corp. Ltd.*	38,106	1,869,099
Vertex Pharmaceuticals, Inc.*	21,352	2,398,043

		7,254,063

Capital Markets — 0.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	26,492	1,378,909

Chemicals — 4.7%
Airgas, Inc.	22,772	2,519,722
Albemarle Corp.	37,928	2,233,959
Eastman Chemical Co.	25,262	2,043,443
Ecolab, Inc.	16,074	1,845,777
FMC Corp.	45,835	2,621,304

		11,264,205

Commercial Services & Supplies — 2.0%
Copart, Inc.*	51,162	1,602,138
Stericycle, Inc.*	28,556	3,328,487

		4,930,625

Communications Equipment — 0.9%
F5 Networks, Inc.*	17,818	2,115,709

Construction & Engineering — 1.3%
Fluor Corp.	33,050	2,207,410
Quanta Services, Inc.*	26,690	968,580

		3,175,990

Electrical Equipment — 1.2%
AMETEK, Inc.	59,111	2,967,963

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	41,469	4,141,094

Energy Equipment & Services — 1.8%
Cameron International Corp.*	45,806	3,040,603
Core Laboratories NV	8,175	1,196,411

		4,237,014

Food & Staples Retailing — 1.9%
Kroger Co. (The)	38,743	2,014,636
Sprouts Farmers Market, Inc.*(a)	40,652	1,181,753
Whole Foods Market, Inc.	33,406	1,273,103

		4,469,492

Food Products — 2.6%
Hain Celestial Group, Inc. (The)*	41,754	4,273,522
Mead Johnson Nutrition Co.	20,684	1,990,214

		6,263,736

Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.*	26,918	1,391,122
Cooper Cos., Inc. (The)	12,083	1,881,928

		3,273,050

Health Care Providers & Services — 6.8%
Catamaran Corp.*	87,337	3,681,254
Centene Corp.*	26,729	2,210,756
Envision Healthcare Holdings, Inc.*	65,938	2,286,730
Henry Schein, Inc.*	37,329	4,347,709
Universal Health Services, Inc. (Class B Stock)	37,891	3,959,609

		16,486,058

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*(a)	48,529	651,017

Hotels, Restaurants & Leisure — 2.3%
Norwegian Cruise Line Holdings Ltd.*	45,193	1,627,852
Starwood Hotels & Resorts Worldwide, Inc.	46,095	3,835,565

		5,463,417

Household Products — 1.1%
Church & Dwight Co., Inc.	36,849	2,585,326

Independent Power & Renewable Electricity Producers — 0.5%
Abengoa Yield PLC (Spain)*	32,795	1,166,846

Industrial Conglomerates — 1.8%
Roper Industries, Inc.	29,287	4,284,395

Insurance — 1.2%
W.R. Berkley Corp.	59,141	2,826,940

Internet & Catalog Retail — 0.6%
TripAdvisor, Inc.*(a)	14,632	1,337,658

Internet Software & Services — 1.0%
LinkedIn Corp. (Class A Stock)*	11,078	2,301,898

IT Services — 1.8%
Vantiv, Inc. (Class A Stock)*	138,176	4,269,638

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	35,372	2,015,497
Illumina, Inc.*	13,550	2,221,116

		4,236,613

Machinery — 3.3%
Flowserve Corp.	43,329	3,055,561
IDEX Corp.	34,121	2,469,337
Pall Corp.	29,551	2,473,419

		7,998,317

Metals & Mining — 1.1%
Reliance Steel & Aluminum Co.	40,029	2,737,984

Multiline Retail — 1.9%
Dollar Tree, Inc.*	82,920	4,649,324

Oil, Gas & Consumable Fuels — 5.6%
Concho Resources, Inc.*	30,445	3,817,498
Denbury Resources, Inc.	179,986	2,705,190

Laredo Petroleum, Inc.*	55,564	1,245,189
Marathon Petroleum Corp.	27,073	2,292,271
Noble Energy, Inc.	48,764	3,333,507

		13,393,655

Pharmaceuticals — 2.6%
Actavis PLC*	5,905	1,424,758
Endo International PLC*	22,096	1,510,041
Jazz Pharmaceuticals PLC*	8,412	1,350,631
Perrigo Co. PLC	12,956	1,945,861

		6,231,291

Professional Services — 2.8%
IHS, Inc. (Class A Stock)*	34,573	4,328,194
Towers Watson & Co. (Class A Stock)	23,477	2,335,961

		6,664,155

Real Estate Investment Trusts (REITs) — 3.7%
Crown Castle International Corp.	67,721	5,453,572
MFA Financial, Inc.	176,368	1,372,143
Starwood Property Trust, Inc.	98,223	2,156,977

		8,982,692

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	47,949	1,426,003

Road & Rail — 0.8%
Old Dominion Freight Line, Inc.*	25,803	1,822,724

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	24,163	1,195,827
Applied Materials, Inc.	54,585	1,179,582
Xilinx, Inc.	71,743	3,038,316

		5,413,725

Software — 11.5%
Activision Blizzard, Inc.	109,977	2,286,422
Adobe Systems, Inc.*	41,641	2,881,141
Check Point Software Technologies Ltd. (Israel)*(a)	52,067	3,605,119
Concur Technologies, Inc.*(a)	11,695	1,483,160
Electronic Arts, Inc.*(a)	125,088	4,454,384
Intuit, Inc.	40,427	3,543,426
Red Hat, Inc.*	74,670	4,192,720
ServiceNow, Inc.*(a)	37,104	2,180,973
Splunk, Inc.*	36,056	1,996,060
Ultimate Software Group, Inc. (The)*	8,168	1,155,854

		27,779,259

Specialty Retail — 7.9%
GNC Holdings, Inc. (Class A Stock)	60,116	2,328,894
L Brands, Inc.	48,445	3,244,846
O’Reilly Automotive, Inc.*	20,765	3,122,225
Ross Stores, Inc.	47,835	3,615,369
Signet Jewelers Ltd.	15,840	1,804,334
Tiffany & Co.	19,925	1,918,977
Ulta Salon Cosmetics & Fragrance, Inc.*	25,533	3,017,235

		19,051,880

Technology Hardware, Storage & Peripherals — 1.0%
SanDisk Corp.	23,683	2,319,750

Textiles, Apparel & Luxury Goods — 2.4%
Burberry Group PLC (United Kingdom)	69,073	1,684,829
Kate Spade & Co.*	42,667	1,119,156
PVH Corp.	25,482	3,087,144

		5,891,129

Trading Companies & Distributors — 0.9%
WESCO International, Inc.*(a)	29,281	2,291,531

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	61,633	6,835,100

TOTAL LONG-TERM INVESTMENTS (cost $160,384,795)		233,351,382

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,625,977; includes $15,218,065 of cash collateral for securities on loan)(b)(c)	21,625,977	21,625,977

TOTAL INVESTMENTS — 106.0% (cost $182,010,772)		254,977,359
Liabilities in excess of other assets — (6.0)%		(14,436,105)

NET ASSETS — 100.0%		$240,541,254

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,788,599; cash collateral of $15,218,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$3,754,029	$—	$—
Auto Components	1,540,309	—	—
Banks	2,022,407	—	—
Beverages	1,464,462	—	—
Biotechnology	7,254,063	—	—
Capital Markets	1,378,909	—	—
Chemicals	11,264,205	—	—
Commercial Services & Supplies	4,930,625	—	—
Communications Equipment	2,115,709	—	—
Construction & Engineering	3,175,990	—	—
Electrical Equipment	2,967,963	—	—
Electronic Equipment, Instruments & Components	4,141,094	—	—
Energy Equipment & Services	4,237,014	—	—
Food & Staples Retailing	4,469,492	—	—

Food Products	6,263,736	—	—
Health Care Equipment & Supplies	3,273,050	—	—
Health Care Providers & Services	16,486,058	—	—
Health Care Technology	651,017	—	—
Hotels, Restaurants & Leisure	5,463,417	—	—
Household Products	2,585,326	—	—
Independent Power & Renewable Electricity Producers	1,166,846	—	—
Industrial Conglomerates	4,284,395	—	—
Insurance	2,826,940	—	—
Internet & Catalog Retail	1,337,658	—	—
Internet Software & Services	2,301,898	—	—
IT Services	4,269,638	—	—
Life Sciences Tools & Services	4,236,613	—	—
Machinery	7,998,317	—	—
Metals & Mining	2,737,984	—	—
Multiline Retail	4,649,324	—	—
Oil, Gas & Consumable Fuels	13,393,655	—	—
Pharmaceuticals	6,231,291	—	—
Professional Services	6,664,155	—	—
Real Estate Investment Trusts (REITs)	8,982,692	—	—
Real Estate Management & Development	1,426,003	—	—
Road & Rail	1,822,724	—	—
Semiconductors & Semiconductor Equipment	5,413,725	—	—
Software	27,779,259	—	—
Specialty Retail	19,051,880	—	—
Technology Hardware, Storage & Peripherals	2,319,750	—	—
Textiles, Apparel & Luxury Goods	4,206,300	1,684,829	—
Trading Companies & Distributors	2,291,531	—	—
Wireless Telecommunication Services	6,835,100	—	—
Affiliated Money Market Mutual Fund	21,625,977	—	—

Total	$253,292,530	$1,684,829	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 97.5%
Aerospace & Defense — 2.3%
Cubic Corp.	9,475	$443,430
Esterline Technologies Corp.*(a)	12,514	1,392,433
Huntington Ingalls Industries, Inc.	6,830	711,754
Moog, Inc. (Class A Stock)*	13,125	897,750
Teledyne Technologies, Inc.*	7,077	665,309
Triumph Group, Inc.	11,240	731,162

		4,841,838

Air Freight & Logistics — 0.3%
Forward Air Corp.	12,609	565,261

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	27,332	458,358
Dana Holding Corp.	34,514	661,633
Superior Industries International, Inc.	26,270	460,513
Tenneco, Inc.*	12,579	658,008

		2,238,512

Banks — 15.3%
BancorpSouth, Inc.	39,360	792,710
Bank of the Ozarks, Inc.(a)	36,456	1,149,093
BankUnited, Inc.	41,500	1,265,335
Banner Corp.	13,446	517,268
Boston Private Financial Holdings, Inc.	41,241	510,976
Bridge Capital Holdings*	7,739	175,985
CoBiz Financial, Inc.	16,150	180,557
Community Bank System, Inc.	14,385	483,192
ConnectOne Bancorp, Inc.	4,719	89,897
First Financial Bankshares, Inc.(a)	20,914	581,200
First Midwest Bancorp, Inc.	21,404	344,390
First of Long Island Corp. (The)	4,005	137,972
First Republic Bank	20,330	1,003,895
FirstMerit Corp.	98,560	1,734,656
Flushing Financial Corp.	17,100	312,417
Glacier Bancorp, Inc.	32,445	839,028
Heritage Financial Corp.	8,452	133,880
Home BancShares, Inc.(a)	18,024	530,086
Iberiabank Corp.	43,980	2,749,190
Independent Bank Corp.	9,578	342,126
Independent Bank Group, Inc.	5,045	239,385
Lakeland Financial Corp.	6,010	225,375
MB Financial, Inc.	28,315	783,759
PacWest Bancorp	17,606	725,895
Pinnacle Financial Partners, Inc.	17,223	621,750
PrivateBancorp, Inc.	36,325	1,086,481
Prosperity Bancshares, Inc.	10,934	625,097
Sandy Spring Bancorp, Inc.	7,951	181,998
Sierra Bancorp	3,645	61,090
Signature Bank*	23,890	2,677,114
South State Corp.	9,240	516,701
Southcoast Financial Corp.*	5,154	36,593
Southwest Bancorp, Inc.	13,131	215,348
Summit State Bank	4,149	53,916
SVB Financial Group*	25,200	2,824,668
Texas Capital Bancshares, Inc.*	14,932	861,278
Tompkins Financial Corp.	16,259	716,697
Trico Bancshares	8,032	181,684
UMB Financial Corp.	15,089	823,105

ViewPoint Financial Group, Inc.	25,905	620,166
Webster Financial Corp.	29,422	857,357
Wintrust Financial Corp.	62,580	2,795,449

		31,604,759

Biotechnology — 0.7%
Exact Sciences Corp.*(a)	25,280	489,926
Infinity Pharmaceuticals, Inc.*	40,116	538,357
TESARO, Inc.*(a)	12,088	325,409

		1,353,692

Building Products — 0.4%
Gibraltar Industries, Inc.*	17,230	235,879
NCI Building Systems, Inc.*	15,857	307,626
Trex Co., Inc.*(a)	6,213	214,783

		758,288

Capital Markets — 4.2%
Affiliated Managers Group, Inc.*	11,770	2,358,237
Apollo Investment Corp.	34,540	282,192
Cohen & Steers, Inc.	4,728	181,744
Golub Capital BDC, Inc.	9,617	153,391
Greenhill & Co., Inc.	14,496	673,919
HFF, Inc. (Class A Stock)	14,523	420,441
Moelis & Co.	6,095	208,144
New Mountain Finance Corp.	14,910	219,028
Raymond James Financial, Inc.	27,570	1,477,201
Solar Capital Ltd.	4,376	81,744
Solar Senior Capital Ltd.	1,596	24,563
Stifel Financial Corp.*	17,556	823,201
Virtus Investment Partners, Inc.	3,236	562,093
Waddell & Reed Financial, Inc. (Class A Stock)	23,070	1,192,488

		8,658,386

Chemicals — 3.1%
Axiall Corp.	4,904	175,612
Koppers Holdings, Inc.	31,310	1,038,239
Kraton Performance Polymers, Inc.*	27,110	482,829
Methanex Corp. (Canada)	12,816	856,109
Minerals Technologies, Inc.	5,373	331,568
PolyOne Corp.	31,750	1,129,665
Quaker Chemical Corp.	5,616	402,611
Taminco Corp.*	20,816	543,298
Tronox Ltd. (Class A Stock)	16,572	431,701
Westlake Chemical Corp.	5,288	457,888
WR Grace & Co.*	6,695	608,843

		6,458,363

Commercial Services & Supplies — 1.6%
ACCO Brands Corp.*	185,662	1,281,068
Ceco Environmental Corp.	18,739	251,103
G&K Services, Inc. (Class A Stock)	10,677	591,292
Herman Miller, Inc.	7,590	226,561
Mobile Mini, Inc.	15,612	545,952
Progressive Waste Solutions Ltd. (Canada)	18,939	488,058

		3,384,034

Communications Equipment — 2.2%
ADTRAN, Inc.	16,186	332,299
Bel Fuse, Inc. (Class B Stock)	12,120	299,849
Black Box Corp.	9,690	225,971
Digi International, Inc.*	106,187	796,402
Extreme Networks, Inc.*	60,118	287,965

InterDigital, Inc.	20,660	822,681
Plantronics, Inc.	29,390	1,404,254
RADWARE Ltd. (Israel)*	26,163	462,039

		4,631,460

Construction & Engineering — 1.3%
Comfort Systems USA, Inc.	18,292	247,857
EMCOR Group, Inc.	45,538	1,819,698
MYR Group, Inc.*	14,238	342,851
Tutor Perini Corp.*	12,430	328,152

		2,738,558

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	6,926	387,717

Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	23,559	594,629
Graphic Packaging Holding Co.*	44,345	551,209

		1,145,838

Distributors — 0.2%
Core-Mark Holding Co, Inc.	7,087	375,894

Diversified Consumer Services — 0.2%
Sotheby’s	6,330	226,108
Steiner Leisure Ltd.*	3,628	136,376

		362,484

Diversified Financial Services — 0.2%
MarketAxess Holdings, Inc.	5,307	328,291

Diversified Telecommunication Services — 0.3%
Premiere Global Services, Inc.*	48,582	581,527

Electric Utilities — 3.3%
ALLETE, Inc.	25,562	1,134,697
Cleco Corp.	33,896	1,632,092
El Paso Electric Co.	16,810	614,405
IDACORP, Inc.	17,908	960,048
MGE Energy, Inc.	7,975	297,149
PNM Resources, Inc.	21,080	525,103
Portland General Electric Co.	53,925	1,732,071

		6,895,565

Electrical Equipment — 0.2%
Thermon Group Holdings, Inc.*	16,667	407,008

Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.	7,829	664,212
AVX Corp.	106,930	1,420,031
Belden, Inc.	8,656	554,157
CTS Corp.	21,646	343,955
Littelfuse, Inc.	5,426	462,187
Newport Corp.*	27,335	484,376
Park Electrochemical Corp.	73,216	1,724,237

		5,653,155

Energy Equipment & Services — 3.2%
Dril-Quip, Inc.*	4,548	406,591
Forum Energy Technologies, Inc.*	34,853	1,066,850
Frank’s International NV*	23,730	443,751
Gulf Island Fabrication, Inc.	29,300	503,960
GulfMark Offshore, Inc. (Class A Stock)	2,067	64,801

Key Energy Services, Inc.*	79,500	384,780
Matrix Service Co.*	7,160	172,699
McDermott International, Inc.*(a)	75,560	432,203
Natural Gas Services Group, Inc.*	16,480	396,674
Newpark Resources, Inc.*	73,014	908,294
TETRA Technologies, Inc.*(a)	124,583	1,347,988
Tidewater, Inc.	15,150	591,305

		6,719,896

Food & Staples Retailing — 0.9%
Pantry, Inc. (The)*	37,601	760,668
Weis Markets, Inc.	27,330	1,066,690

		1,827,358

Food Products — 0.4%
B&G Foods, Inc.	8,154	224,643
Hain Celestial Group, Inc. (The)*	6,239	638,561

		863,204

Gas Utilities — 0.8%
Laclede Group, Inc. (The)	5,270	244,528
New Jersey Resources Corp.	4,780	241,438
Northwest Natural Gas Co.	3,270	138,158
Southwest Gas Corp.	16,366	795,060
WGL Holdings, Inc.	5,520	232,502

		1,651,686

Health Care Equipment & Supplies — 0.5%
Endologix, Inc.*	25,457	269,844
Hill-Rom Holdings, Inc.	7,191	297,923
Integra LifeSciences Holdings Corp.*	8,980	445,767
Tornier NV*	3,114	74,425

		1,087,959

Health Care Providers & Services — 2.1%
Adeptus Health, Inc.*	7,763	193,299
Air Methods Corp.*(a)	6,339	352,131
Brookdale Senior Living, Inc.*	6,960	224,251
Community Health Systems, Inc.*	4,150	227,379
Cross Country Healthcare, Inc.*	56,455	524,467
HealthSouth Corp.	15,422	569,072
LifePoint Hospitals, Inc.*	22,980	1,589,986
Surgical Care Affiliates, Inc.*	7,354	196,572
WellCare Health Plans, Inc.*	7,271	438,732

		4,315,889

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	66,033	885,833
Quality Systems, Inc.	28,258	389,112

		1,274,945

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.*	16,413	301,014
Diamond Resorts International, Inc.*	23,827	542,303
Jack in the Box, Inc.	12,201	831,986
Marriott Vacations Worldwide Corp.*	9,392	595,547
Vail Resorts, Inc.	10,802	937,181

		3,208,031

Household Durables — 1.1%
Meritage Homes Corp.*	10,736	381,128
Ryland Group, Inc. (The)	25,220	838,313
Standard Pacific Corp.*(a)	55,174	413,253

WCI Communities, Inc.*	17,680	326,019
William Lyon Homes*	10,243	226,371

		2,185,084

Household Products — 0.6%
Spectrum Brands Holdings, Inc.	14,190	1,284,621

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	19,467	561,818

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	10,154	816,179

Insurance — 5.0%
Allied World Assurance Co. Holdings AG	58,420	2,152,193
American Equity Investment Life Holding Co.	47,932	1,096,684
AMERISAFE, Inc.	5,413	211,702
Axis Capital Holdings Ltd.	29,450	1,393,868
CNO Financial Group, Inc.(a)	70,074	1,188,455
Endurance Specialty Holdings Ltd.	9,076	500,814
Enstar Group Ltd.*(g)	3,310	451,219
Fidelity & Guaranty Life	10,027	214,076
Maiden Holdings Ltd.	52,878	585,888
Meadowbrook Insurance Group, Inc.	27,187	159,044
National General Holdings Corp.	11,891	200,839
ProAssurance Corp.	36,167	1,593,880
RLI Corp.	8,571	371,039
Symetra Financial Corp.	11,923	278,164

		10,397,865

Internet & Catalog Retail — 0.3%
HSN, Inc.	11,622	713,242

Internet Software & Services — 0.2%
Everyday Health, Inc.*	27,612	385,740

IT Services — 0.5%
CACI International, Inc. (Class A Stock)*	6,440	458,979
Convergys Corp.	32,773	584,015

		1,042,994

Leisure Products — 0.3%
Brunswick Corp.	13,687	576,770

Machinery — 3.9%
Actuant Corp. (Class A Stock)	28,587	872,475
Altra Industrial Motion Corp.	5,090	148,424
Barnes Group, Inc.	16,566	502,778
CIRCOR International, Inc.	8,961	603,344
Clarcor, Inc.	9,970	628,908
Graco, Inc.	5,717	417,227
Harsco Corp.	60,880	1,303,441
RBC Bearings, Inc.	29,103	1,650,140
Snap-on, Inc.	5,600	678,048
Standex International Corp.	3,235	239,843
Watts Water Technologies, Inc. (Class A Stock)	8,513	495,882
Woodward, Inc.	10,539	501,867

		8,042,377

Marine — 0.2%
Diana Shipping, Inc. (Greece)*(a)	55,500	496,170

Media — 0.6%
Carmike Cinemas, Inc.*	11,487	355,867
Live Nation Entertainment, Inc.*	35,356	849,251
Townsquare Media, Inc.*	7,803	93,792

		1,298,910

Metals & Mining — 2.8%
AK Steel Holding Corp.*	87,427	700,290
Carpenter Technology Corp.	9,430	425,765
Commercial Metals Co.	43,274	738,687
Globe Specialty Metals, Inc.	22,009	400,344
Haynes International, Inc.	12,204	561,262
Horsehead Holding Corp.*(a)	59,250	979,402
Kaiser Aluminum Corp.(a)	10,280	783,542
RTI International Metals, Inc.*	16,970	418,480
Steel Dynamics, Inc.	30,270	684,405

		5,692,177

Multiline Retail — 0.6%
Burlington Stores, Inc.*	30,600	1,219,716

Multi-Utilities — 0.5%
Black Hills Corp.	8,830	422,780
NorthWestern Corp.	13,179	597,800

		1,020,580

Oil, Gas & Consumable Fuels — 3.1%
Bill Barrett Corp.*(a)	26,630	586,925
Carrizo Oil & Gas, Inc.*	7,440	400,421
Cloud Peak Energy, Inc.*	33,010	416,586
Delek US Holdings, Inc.	11,049	365,943
Jones Energy, Inc.*	18,200	341,796
Laredo Petroleum, Inc.*(a)	38,192	855,883
Parsley Energy, Inc.*(a)	43,250	922,522
Rex Energy Corp.*	62,418	790,836
Rice Energy, Inc.*	30,848	820,557
RSP Permian, Inc.*(a)	37,847	967,369

		6,468,838

Paper & Forest Products — 0.7%
Boise Cascade Co.*	24,310	732,703
KapStone Paper and Packaging Corp.*	26,782	749,093

		1,481,796

Pharmaceuticals — 0.4%
Catalent, Inc.*	20,172	504,905
Prestige Brands Holdings, Inc.*	11,252	364,227

		869,132

Professional Services — 0.7%
Korn/Ferry International*	16,730	416,577
TrueBlue, Inc.*	44,906	1,134,326

		1,550,903

Real Estate Investment Trusts (REITs) — 9.5%
Acadia Realty Trust	27,513	758,809
American Campus Communities, Inc.	16,160	589,032
Apollo Commercial Real Estate Finance, Inc.	41,968	659,317
Biomed Realty Trust, Inc.	21,000	424,200
Blackstone Mortgage Trust, Inc. (Class A Stock)	28,381	769,125
CBL & Associates Properties, Inc.	43,409	777,021
Chesapeake Lodging Trust	43,395	1,264,964
Corporate Office Properties Trust	15,780	405,862
Cousins Properties, Inc.	66,093	789,811

CubeSmart	58,935	1,059,651
DuPont Fabros Technology, Inc.	24,024	649,609
EastGroup Properties, Inc.	16,100	975,499
Empire State Realty Trust, Inc. (Class A Stock)	21,970	329,990
First Potomac Realty Trust	39,820	467,885
Hersha Hospitality Trust	39,680	252,762
Highwoods Properties, Inc.	23,608	918,351
Hudson Pacific Properties, Inc.	31,850	785,421
MFA Financial, Inc.	87,647	681,894
Mid-America Apartment Communities, Inc.	6,540	429,351
National Health Investors, Inc.	14,787	844,929
Pebblebrook Hotel Trust	67,778	2,530,831
PS Business Parks, Inc.	11,779	896,853
Strategic Hotels & Resorts, Inc.*	99,979	1,164,755
Terreno Realty Corp.	25,151	473,593
Two Harbors Investment Corp.	55,330	535,041
Washington Real Estate Investment Trust	8,300	210,654

		19,645,210

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	9,200	273,608
Jones Lang LaSalle, Inc.	3,720	469,985
Kennedy-Wilson Holdings, Inc.	38,236	916,134

		1,659,727

Road & Rail — 0.6%
Old Dominion Freight Line, Inc.*	17,467	1,233,869

Semiconductors & Semiconductor Equipment — 5.8%
Cabot Microelectronics Corp.*	14,459	599,326
Entegris, Inc.*	61,212	703,938
Exar Corp.*	123,730	1,107,383
Fairchild Semiconductor International, Inc.*	33,927	526,886
Intersil Corp. (Class A Stock)	55,624	790,417
MKS Instruments, Inc.	21,626	721,876
ON Semiconductor Corp.*	162,080	1,448,995
PMC - Sierra, Inc.*	37,417	279,131
Rudolph Technologies, Inc.*(a)	167,450	1,515,422
Semtech Corp.*	19,817	538,032
Silicon Laboratories, Inc.*	10,815	439,522
Teradyne, Inc.	90,446	1,753,748
Veeco Instruments, Inc.*(a)	44,938	1,570,583

		11,995,259

Software — 1.4%
Gigamon, Inc.*	2,016	21,108
Informatica Corp.*	11,198	383,419
Monotype Imaging Holdings, Inc.	15,020	425,366
PTC, Inc.*	13,688	505,087
SS&C Technologies Holdings, Inc.*	13,455	590,540
Verint Systems, Inc.*	16,173	899,381

		2,824,901

Specialty Retail — 2.6%
Asbury Automotive Group, Inc.*	10,201	657,148
Cato Corp. (The) (Class A Stock)	7,810	269,133
Express, Inc.*	11,140	173,895
Genesco, Inc.*	1,435	107,266
GNC Holdings, Inc. (Class A Stock)	25,345	981,865
Lithia Motors, Inc. (Class A Stock)	3,435	259,995
MarineMax, Inc.*	60,750	1,023,638

Men’s Wearhouse, Inc. (The)	6,532	308,441
Monro Muffler Brake, Inc.	5,388	261,480
Office Depot, Inc.*	74,962	385,305
Pier 1 Imports, Inc.(a)	71,690	852,394

		5,280,560

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging, Inc.*	9,962	440,022

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	8,144	631,323
Movado Group, Inc.	36,626	1,210,855
Steven Madden Ltd.*	12,056	388,565

		2,230,743

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	17,428	149,009
Dime Community Bancshares, Inc.	11,186	161,078
Home Loan Servicing Solutions Ltd.	11,329	240,062
Oritani Financial Corp.	15,337	216,098
Provident Financial Services, Inc.	22,188	363,218
Radian Group, Inc.(a)	67,469	962,108
Westfield Financial, Inc.	80,580	568,895
WSFS Financial Corp.	3,456	247,484

		2,907,952

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	13,181	601,713
Kaman Corp.	17,733	696,907
Rush Enterprises, Inc. (Class A Stock)*(a)	26,880	899,136
WESCO International, Inc.*(a)	9,578	749,574

		2,947,330

TOTAL COMMON STOCKS (cost $149,392,033)		201,590,083

EXCHANGE TRADED FUND — 1.1%
iShares Russell 2000 Value Index Fund (cost $2,262,633)(a)	24,742	2,314,862

TOTAL LONG-TERM INVESTMENTS (cost $151,654,666)		203,904,945

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,606,339; includes $19,743,692 of cash collateral for securities on loan)(b)(w)	21,606,339	21,606,339

TOTAL INVESTMENTS — 109.0% (cost $173,261,005)		225,511,284
Liabilities in excess of other assets — (9.0)%		(18,649,089)

NET ASSETS — 100.0%		$206,862,195

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,881,699; cash collateral of $19,743,692 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,841,838	$—	$—
Air Freight & Logistics	565,261	—	—
Auto Components	2,238,512	—	—
Banks	31,604,759	—	—
Biotechnology	1,353,692	—	—
Building Products	758,288	—	—
Capital Markets	8,658,386	—	—
Chemicals	6,458,363	—	—
Commercial Services & Supplies	3,384,034	—	—
Communications Equipment	4,631,460	—	—
Construction & Engineering	2,738,558	—	—
Consumer Finance	387,717	—	—
Containers & Packaging	1,145,838	—	—
Distributors	375,894	—	—
Diversified Consumer Services	362,484	—	—
Diversified Financial Services	328,291	—	—
Diversified Telecommunication Services	581,527	—	—
Electric Utilities	6,895,565	—	—
Electrical Equipment	407,008	—	—
Electronic Equipment, Instruments & Components	5,653,155	—	—
Energy Equipment & Services	6,719,896	—	—
Food & Staples Retailing	1,827,358	—	—
Food Products	863,204	—	—
Gas Utilities	1,651,686	—	—
Health Care Equipment & Supplies	1,087,959	—	—
Health Care Providers & Services	4,315,889	—	—
Health Care Technology	1,274,945	—	—
Hotels, Restaurants & Leisure	3,208,031	—	—
Household Durables	2,185,084	—	—
Household Products	1,284,621	—	—
Independent Power & Renewable Electricity Producers	561,818	—	—
Industrial Conglomerates	816,179	—	—
Insurance	10,397,865	—	—
Internet & Catalog Retail	713,242	—	—
Internet Software & Services	385,740	—	—
IT Services	1,042,994	—	—
Leisure Products	576,770	—	—
Machinery	8,042,377	—	—
Marine	496,170	—	—
Media	1,298,910	—	—
Metals & Mining	5,692,177	—	—
Multiline Retail	1,219,716	—	—
Multi-Utilities	1,020,580	—	—
Oil, Gas & Consumable Fuels	6,468,838	—	—
Paper & Forest Products	1,481,796	—	—
Pharmaceuticals	869,132	—	—
Professional Services	1,550,903	—	—
Real Estate Investment Trusts (REITs)	19,645,210	—	—
Real Estate Management & Development	1,659,727	—	—
Road & Rail	1,233,869	—	—
Semiconductors & Semiconductor Equipment	11,995,259	—	—
Software	2,824,901	—	—

Specialty Retail	5,280,560	—	—
Technology Hardware, Storage & Peripherals	440,022	—	—
Textiles, Apparel & Luxury Goods	2,230,743	—	—
Thrifts & Mortgage Finance	2,907,952	—	—
Trading Companies & Distributors	2,947,330	—	—
Exchange Traded Fund	2,314,862	—	—
Affiliated Money Market Mutual Fund	21,606,339	—	—

Total	$225,511,284	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	116,636	$14,857,094
General Dynamics Corp.	56,800	7,218,712
Honeywell International, Inc.	138,250	12,873,840
L-3 Communications Holdings, Inc.	14,700	1,748,124
Lockheed Martin Corp.	45,998	8,407,514
Northrop Grumman Corp.	37,926	4,997,130
Precision Castparts Corp.	25,000	5,922,000
Raytheon Co.	53,818	5,468,985
Rockwell Collins, Inc.	23,300	1,829,050
Textron, Inc.	48,100	1,731,119
United Technologies Corp.	147,700	15,597,120

		80,650,688

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	26,100	1,730,952
Expeditors International of Washington, Inc.	35,600	1,444,648
FedEx Corp.	47,840	7,723,768
United Parcel Service, Inc. (Class B Stock)	122,800	12,070,012

		22,969,380

Airlines — 0.3%
Delta Air Lines, Inc.	145,300	5,252,595
Southwest Airlines Co.	120,037	4,053,649

		9,306,244

Auto Components — 0.4%
BorgWarner, Inc.	39,000	2,051,790
Delphi Automotive PLC (United Kingdom)	48,100	2,950,454
Goodyear Tire & Rubber Co. (The)	56,100	1,267,018
Johnson Controls, Inc.	115,800	5,095,200

		11,364,462

Automobiles — 0.6%
Ford Motor Co.	690,659	10,214,847
General Motors Co.	228,700	7,304,678
Harley-Davidson, Inc.	38,100	2,217,420

		19,736,945

Banks — 5.9%
Bank of America Corp.	1,838,982	31,354,643
BB&T Corp.	124,700	4,640,087
Citigroup, Inc.	532,322	27,584,926
Comerica, Inc.	30,650	1,528,209
Fifth Third Bancorp	145,649	2,915,893
Huntington Bancshares, Inc.	144,675	1,407,688
JPMorgan Chase & Co.	658,245	39,652,679
KeyCorp	152,900	2,038,157
M&T Bank Corp.(a)	22,100	2,724,709
PNC Financial Services Group, Inc. (The)	95,793	8,197,965
Regions Financial Corp.	241,312	2,422,773
SunTrust Banks, Inc.	91,600	3,483,548
U.S. Bancorp	318,881	13,338,792
Wells Fargo & Co.	831,436	43,126,585
Zions Bancorporation(a)	32,300	938,638

		185,355,292

Beverages — 2.1%
Brown-Forman Corp. (Class B Stock)	29,550	2,666,001

Coca-Cola Co. (The)	679,350	28,981,071
Coca-Cola Enterprises, Inc.	40,700	1,805,452
Constellation Brands Inc. (Class A Stock)*	28,600	2,492,776
Dr. Pepper Snapple Group, Inc.	33,800	2,173,678
Molson Coors Brewing Co. (Class B Stock)	27,500	2,047,100
Monster Beverage Corp.*	23,600	2,163,412
PepsiCo, Inc.	264,714	24,642,226

		66,971,716

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	33,900	5,621,298
Amgen, Inc.	133,694	18,778,659
Biogen Idec, Inc.*	41,375	13,687,264
Celgene Corp.*	139,000	13,174,420
Gilead Sciences, Inc.*	264,200	28,124,090
Regeneron Pharmaceuticals, Inc.*(a)	13,500	4,867,020
Vertex Pharmaceuticals, Inc.*(a)	40,200	4,514,862

		88,767,613

Building Products — 0.1%
Allegion PLC	15,433	735,228
Masco Corp.	57,800	1,382,576

		2,117,804

Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	9,200	1,843,312
Ameriprise Financial, Inc.	32,700	4,034,526
Bank of New York Mellon Corp. (The)	196,789	7,621,638
BlackRock, Inc.	21,700	7,124,544
Charles Schwab Corp. (The)	205,800	6,048,462
E*TRADE Financial Corp.*	51,810	1,170,388
Franklin Resources, Inc.	69,500	3,795,395
Goldman Sachs Group, Inc. (The)	72,200	13,253,754
Invesco Ltd.	74,100	2,925,468
Legg Mason, Inc.	18,000	920,880
Morgan Stanley	265,610	9,182,138
Northern Trust Corp.(a)	38,600	2,625,958
State Street Corp.	73,825	5,434,258
T. Rowe Price Group, Inc.	45,800	3,590,720

		69,571,441

Chemicals — 2.5%
Air Products & Chemicals, Inc.	34,100	4,439,138
Airgas, Inc.	10,800	1,195,020
CF Industries Holdings, Inc.	9,000	2,512,980
Dow Chemical Co. (The)	198,511	10,409,917
E.I. du Pont de Nemours & Co.(a)	159,991	11,480,954
Eastman Chemical Co.	26,100	2,111,229
Ecolab, Inc.	46,300	5,316,629
FMC Corp.	23,000	1,315,370
International Flavors & Fragrances, Inc.	14,200	1,361,496
LyondellBasell Industries NV (Class A Stock)	73,900	8,029,974
Monsanto Co.	91,396	10,282,964
Mosaic Co. (The)	55,200	2,451,432
PPG Industries, Inc.	23,700	4,662,738
Praxair, Inc.	50,300	6,488,700
Sherwin-Williams Co. (The)	14,800	3,241,052
Sigma-Aldrich Corp.	20,700	2,815,407

		78,115,000

Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	31,400	1,113,444

Cintas Corp.(a)	17,200	1,214,148
Iron Mountain, Inc.	29,217	953,935
Pitney Bowes, Inc.	34,700	867,153
Republic Services, Inc.	45,635	1,780,678
Stericycle, Inc.*	16,200	1,888,272
Tyco International Ltd.	78,800	3,512,116
Waste Management, Inc.(a)	73,930	3,513,893

		14,843,639

Communications Equipment — 1.6%
Cisco Systems, Inc.	897,975	22,602,031
F5 Networks, Inc.*	12,600	1,496,124
Harris Corp.	18,300	1,215,120
Juniper Networks, Inc.	81,000	1,794,150
Motorola Solutions, Inc.	40,627	2,570,877
QUALCOMM, Inc.	294,950	22,053,411

		51,731,713

Construction & Engineering — 0.1%
Fluor Corp.	27,500	1,836,725
Jacobs Engineering Group, Inc.*(a)	22,200	1,083,804
Quanta Services, Inc.*	42,900	1,556,841

		4,477,370

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	9,800	1,263,612
Vulcan Materials Co.	22,300	1,343,129

		2,606,741

Consumer Finance — 0.9%
American Express Co.	158,800	13,901,352
Capital One Financial Corp.	99,569	8,126,822
Discover Financial Services	80,605	5,190,156
Navient Corp.	77,000	1,363,670

		28,582,000

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	754,585
Ball Corp.	24,300	1,537,461
Bemis Co., Inc.	17,900	680,558
MeadWestvaco Corp.	29,889	1,223,656
Owens-Illinois, Inc.*	28,200	734,610
Sealed Air Corp.(a)	31,620	1,102,905

		6,033,775

Distributors — 0.1%
Genuine Parts Co.	26,225	2,300,195

Diversified Consumer Services
H&R Block, Inc.	47,600	1,476,076

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc. (Class B Stock)*	316,400	43,707,496
CME Group, Inc.	54,000	4,317,570
Intercontinental Exchange, Inc.	19,398	3,783,580
Leucadia National Corp.	53,600	1,277,824
McGrawHill Financial, Inc.	46,200	3,901,590
Moody’s Corp.	35,120	3,318,840
NASDAQ OMX Group, Inc. (The)	20,000	848,400

		61,155,300

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	902,711	31,811,536
CenturyLink, Inc.	98,885	4,043,408
Frontier Communications Corp.	164,916	1,073,603
Verizon Communications, Inc.	720,238	36,004,697
Windstream Holdings, Inc.	93,065	1,003,241

		73,936,485

Electric Utilities — 1.6%
American Electric Power Co., Inc.	85,140	4,445,159
Duke Energy Corp.	124,048	9,275,069
Edison International	54,900	3,070,008
Entergy Corp.	31,400	2,428,162
Exelon Corp.	146,673	5,000,083
FirstEnergy Corp.	71,680	2,406,298
NextEra Energy, Inc.	77,875	7,310,905
Northeast Utilities	54,000	2,392,200
Pepco Holdings, Inc.	47,700	1,276,452
Pinnacle West Capital Corp.	18,500	1,010,840
PPL Corp.	118,800	3,901,392
Southern Co. (The)	155,200	6,774,480
Xcel Energy, Inc.	86,495	2,629,448

		51,920,496

Electrical Equipment — 0.6%
AMETEK, Inc.	42,100	2,113,841
Eaton Corp. PLC	86,461	5,479,034
Emerson Electric Co.	122,300	7,653,534
Rockwell Automation, Inc.	23,800	2,615,144
Roper Industries, Inc.	17,100	2,501,559

		20,363,112

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	27,100	2,706,206
Corning, Inc.	224,800	4,347,632
FLIR Systems, Inc.	23,500	736,490
Jabil Circuit, Inc.(a)	34,100	687,797
TE Connectivity Ltd. (Switzerland)	70,500	3,897,945

		12,376,070

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	74,748	4,863,105
Cameron International Corp.*	35,400	2,349,852
Diamond Offshore Drilling, Inc.(a)	11,900	407,813
Ensco PLC (Class A Stock)(a)	39,700	1,640,007
FMC Technologies, Inc.*	44,900	2,438,519
Halliburton Co.	150,000	9,676,500
Helmerich & Payne, Inc.	18,400	1,800,808
Nabors Industries Ltd.	45,700	1,040,132
National Oilwell Varco, Inc.	74,800	5,692,280
Noble Corp. PLC(a)	43,500	966,570
Schlumberger Ltd.	226,472	23,029,938
Transocean Ltd.(a)	57,900	1,851,063

		55,756,587

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	77,722	9,740,121
CVS Health Corp.	202,938	16,151,835
Kroger Co. (The)	89,400	4,648,800
Safeway, Inc.	40,200	1,378,860
Sysco Corp.	100,100	3,798,795
Wal-Mart Stores, Inc.	278,000	21,258,660
Walgreen Co.	152,700	9,050,529
Whole Foods Market, Inc.	63,600	2,423,796

		68,451,396

Food Products — 1.5%
Archer-Daniels-Midland Co.	112,138	5,730,252
Campbell Soup Co.(a)	30,100	1,286,173
ConAgra Foods, Inc.	70,300	2,322,712
General Mills, Inc.	106,800	5,388,060
Hershey Co. (The)	25,700	2,452,551
Hormel Foods Corp.	23,600	1,212,804
J.M. Smucker Co. (The)	18,200	1,801,618
Kellogg Co.	42,900	2,642,640
Keurig Green Mountain, Inc.	23,100	3,006,003
Kraft Foods Group, Inc.	102,037	5,754,887
McCormick & Co., Inc.(a)	22,300	1,491,870
Mead Johnson Nutrition Co.	34,993	3,367,026
Mondelez International, Inc. (Class A Stock)	294,111	10,077,713
Tyson Foods, Inc. (Class A Stock)	48,600	1,913,382

		48,447,691

Gas Utilities
AGL Resources, Inc.	19,837	1,018,432

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	263,350	10,952,727
Baxter International, Inc.	94,600	6,789,442
Becton, Dickinson and Co.	33,800	3,846,778
Boston Scientific Corp.*	225,299	2,660,781
C.R. Bard, Inc.	13,000	1,855,230
CareFusion Corp.*	35,837	1,621,624
Covidien PLC	78,200	6,765,082
DENTSPLY International, Inc.	22,500	1,026,000
Edwards Lifesciences Corp.*	18,200	1,859,130
Intuitive Surgical, Inc.*	6,550	3,024,921
Medtronic, Inc.	170,800	10,581,060
St. Jude Medical, Inc.	49,600	2,982,448
Stryker Corp.	53,500	4,320,125
Varian Medical Systems, Inc.*(a)	17,300	1,386,076
Zimmer Holdings, Inc.	29,086	2,924,597

		62,596,021

Health Care Providers & Services — 2.1%
Aetna, Inc.	62,257	5,042,817
AmerisourceBergen Corp.	39,200	3,030,160
Cardinal Health, Inc.	58,975	4,418,407
Cigna Corp.	47,900	4,344,051
DaVita HealthCare Partners, Inc.*	30,600	2,238,084
Express Scripts Holding Co.*	130,826	9,240,240
Humana, Inc.	26,300	3,426,627
Laboratory Corp. of America Holdings*	14,600	1,485,550
McKesson Corp.	40,107	7,807,630
Patterson Cos., Inc.	11,000	455,730
Quest Diagnostics, Inc.(a)	24,700	1,498,796
Tenet Healthcare Corp.*(a)	16,800	997,752
UnitedHealth Group, Inc.	170,700	14,722,875
Universal Health Services, Inc. (Class B Stock)	13,900	1,452,550
WellPoint, Inc.	48,300	5,777,646

		65,938,915

Health Care Technology — 0.1%
Cerner Corp.*	49,800	2,966,586

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	74,400	2,988,648
Chipotle Mexican Grill, Inc.*	5,500	3,666,245
Darden Restaurants, Inc.	21,950	1,129,547
Marriott International, Inc. (Class A Stock)(a)	37,903	2,649,420
McDonald’s Corp.	173,200	16,421,092
Starbucks Corp.	130,000	9,809,800
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,729,288
Wyndham Worldwide Corp.	22,863	1,857,847
Wynn Resorts Ltd.(a)	13,900	2,600,412
Yum! Brands, Inc.	79,800	5,744,004

		49,596,303

Household Durables — 0.4%
D.R. Horton, Inc.	50,900	1,044,468
Garmin Ltd.(a)	19,000	987,810
Harman International Industries, Inc.	11,600	1,137,264
Leggett & Platt, Inc.(a)	23,800	831,096
Lennar Corp. (Class A Stock)(a)	29,700	1,153,251
Mohawk Industries, Inc.*	10,500	1,415,610
Newell Rubbermaid, Inc.	47,749	1,643,043
PulteGroup, Inc.	71,385	1,260,659
Whirlpool Corp.	13,307	1,938,165

		11,411,366

Household Products — 1.8%
Clorox Co. (The)(a)	22,500	2,160,900
Colgate-Palmolive Co.	151,500	9,880,830
Kimberly-Clark Corp.	64,888	6,980,002
Procter & Gamble Co. (The)	470,606	39,408,547

		58,430,279

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	111,800	1,585,324
NRG Energy, Inc.	56,200	1,712,976

		3,298,300

Industrial Conglomerates — 2.2%
3M Co.	110,900	15,712,312
Danaher Corp.	107,700	8,183,046
General Electric Co.	1,751,075	44,862,541

		68,757,899

Insurance — 2.6%
ACE Ltd.	60,100	6,302,687
Aflac, Inc.	79,700	4,642,525
Allstate Corp. (The)	78,588	4,822,946
American International Group, Inc.	251,629	13,592,999
Aon PLC	51,525	4,517,197
Assurant, Inc.	15,500	996,650
Chubb Corp. (The)	43,900	3,998,412
Cincinnati Financial Corp.	29,728	1,398,702
Genworth Financial, Inc. (Class A Stock)*	103,400	1,354,540
Hartford Financial Services Group, Inc. (The)	83,300	3,102,925
Lincoln National Corp.	49,163	2,634,153
Loews Corp.	58,226	2,425,695
Marsh & McLennan Cos., Inc.	98,700	5,165,958
MetLife, Inc.	198,800	10,679,536
Principal Financial Group, Inc.(a)	51,600	2,707,452
Progressive Corp. (The)	99,800	2,522,944
Torchmark Corp.	25,975	1,360,311
Travelers Cos., Inc. (The)	61,098	5,739,546
Unum Group	47,456	1,631,537
XL Group PLC (Ireland)	47,200	1,565,624

		81,162,339

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	65,100	20,990,844
Expedia, Inc.	16,700	1,463,254
Netflix, Inc.*	10,200	4,602,036
Priceline Group, Inc. (The)*	9,050	10,485,149
TripAdvisor, Inc.*	19,100	1,746,122

		39,287,405

Internet Software & Services — 3.3%
Akamai Technologies, Inc.*	30,400	1,817,920
eBay, Inc.*	197,800	11,201,414
Facebook, Inc. (Class A Stock)*	336,700	26,612,768
Google, Inc. (Class A Stock)*	49,285	28,999,787
Google, Inc. (Class C Stock)*	49,285	28,455,187
VeriSign, Inc.*(a)	21,500	1,185,080
Yahoo!, Inc.*	160,600	6,544,450

		104,816,606

IT Services — 3.2%
Accenture PLC (Class A Stock)	110,300	8,969,596
Alliance Data Systems Corp.*	9,400	2,333,738
Automatic Data Processing, Inc.	83,600	6,945,488
Blackhawk Network Holdings, Inc. (Class B Stock)*	1	16
Cognizant Technology Solutions Corp. (Class A Stock)*	106,000	4,745,620
Computer Sciences Corp.	25,000	1,528,750
Fidelity National Information Services, Inc.	49,700	2,798,110
Fiserv, Inc.*	43,600	2,818,086
International Business Machines Corp.	162,725	30,890,087
MasterCard, Inc. (Class A Stock)	173,400	12,817,728
Paychex, Inc.	54,850	2,424,370
Teradata Corp.*(a)	27,500	1,152,800
Total System Services, Inc.	28,293	875,951
Visa, Inc. (Class A Stock)(a)	85,800	18,307,146
Western Union Co. (The)(a)	93,704	1,503,012
Xerox Corp.	190,511	2,520,461

		100,630,959

Leisure Products — 0.1%
Hasbro, Inc.	19,050	1,047,655
Mattel, Inc.	57,681	1,767,922

		2,815,577

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	56,482	3,218,344
PerkinElmer, Inc.	20,000	872,000
Thermo Fisher Scientific, Inc.	69,400	8,445,980
Waters Corp.*	14,500	1,437,240

		13,973,564

Machinery — 1.5%
Caterpillar, Inc.	107,900	10,685,337
Cummins, Inc.	29,700	3,919,806
Deere & Co.	63,250	5,185,868
Dover Corp.	28,500	2,289,405
Flowserve Corp.	23,600	1,664,272
Illinois Tool Works, Inc.	65,675	5,544,283
Ingersoll-Rand PLC	45,300	2,553,108
Joy Global, Inc.(a)	16,600	905,364

PACCAR, Inc.	61,128	3,476,655
Pall Corp.	18,800	1,573,560
Parker Hannifin Corp.	25,587	2,920,756
Pentair PLC (United Kingdom)(a)	34,107	2,233,667
Snap-on, Inc.	9,500	1,150,260
Stanley Black & Decker, Inc.	26,835	2,382,680
Xylem, Inc.	31,600	1,121,484

		47,606,505

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	591,838
CBS Corp. (Class B Stock)	87,968	4,706,288
Comcast Corp. (Class A Stock)	452,146	24,316,412
DIRECTV*	83,525	7,226,583
Discovery Communications, Inc. (Class A Stock)*	28,800	1,088,640
Discovery Communications, Inc. (Class C Stock)*(a)	43,200	1,610,496
Gannett Co., Inc.	39,200	1,163,064
Interpublic Group of Cos., Inc. (The)	72,562	1,329,336
News Corp. (Class A Stock)*	85,125	1,391,794
Omnicom Group, Inc.	44,200	3,043,612
Scripps Networks Interactive, Inc. (Class A Stock)	18,800	1,468,092
Time Warner Cable, Inc.	48,626	6,977,345
Time Warner, Inc.	151,415	11,387,922
Twenty-First Century Fox, Inc. (Class A Stock)	333,100	11,421,999
Viacom, Inc. (Class B Stock)	68,143	5,242,922
Walt Disney Co. (The)	277,076	24,668,076

		107,634,419

Metals & Mining — 0.5%
Alcoa, Inc.	203,876	3,280,365
Allegheny Technologies, Inc.	20,940	776,874
Freeport-McMoRan, Inc.	184,912	6,037,377
Newmont Mining Corp.	84,903	1,957,014
Nucor Corp.	54,500	2,958,260

		15,009,890

Multiline Retail — 0.7%
Dollar General Corp.*	56,200	3,434,382
Dollar Tree, Inc.*	35,600	1,996,092
Family Dollar Stores, Inc.	15,900	1,228,116
Kohl’s Corp.	34,500	2,105,535
Macy’s, Inc.	64,520	3,753,774
Nordstrom, Inc.	24,300	1,661,391
Target Corp.	108,468	6,798,774

		20,978,064

Multi-Utilities — 1.1%
Ameren Corp.	42,000	1,609,860
CenterPoint Energy, Inc.	73,110	1,789,002
CMS Energy Corp.	45,800	1,358,428
Consolidated Edison, Inc.	49,400	2,799,004
Dominion Resources, Inc.	101,384	7,004,621
DTE Energy Co.	29,600	2,251,968
Integrys Energy Group, Inc.	12,050	781,081
NiSource, Inc.	60,000	2,458,800
PG&E Corp.	85,900	3,868,936
Public Service Enterprise Group, Inc.	86,600	3,224,984
SCANA Corp.(a)	24,700	1,225,367
Sempra Energy	38,954	4,104,972
TECO Energy, Inc.	34,200	594,396
Wisconsin Energy Corp.(a)	39,600	1,702,800

		34,774,219

Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	90,526	9,182,957
Apache Corp.	66,250	6,218,888
Cabot Oil & Gas Corp.	72,200	2,360,218
Chesapeake Energy Corp.	86,600	1,990,934
Chevron Corp.	331,142	39,511,863
Cimarex Energy Co.	15,100	1,910,603
ConocoPhillips	215,529	16,492,279
CONSOL Energy, Inc.	38,100	1,442,466
Denbury Resources, Inc.(a)	60,900	915,327
Devon Energy Corp.	65,500	4,465,790
EOG Resources, Inc.	95,900	9,496,018
EQT Corp.	26,400	2,416,656
Exxon Mobil Corp.	745,304	70,095,841
Hess Corp.	47,875	4,515,570
Kinder Morgan, Inc.	114,543	4,391,579
Marathon Oil Corp.	119,194	4,480,502
Marathon Petroleum Corp.	50,447	4,271,348
Murphy Oil Corp.	29,500	1,678,845
Newfield Exploration Co.*	23,700	878,559
Noble Energy, Inc.	61,600	4,210,976
Occidental Petroleum Corp.	137,000	13,172,550
ONEOK, Inc.	36,240	2,375,532
Phillips 66	100,164	8,144,335
Pioneer Natural Resources Co.	25,000	4,924,250
QEP Resources, Inc.	28,200	867,996
Range Resources Corp.	27,900	1,891,899
Southwestern Energy Co.*	59,700	2,086,515
Spectra Energy Corp.	114,642	4,500,845
Tesoro Corp.	22,600	1,378,148
Valero Energy Corp.	91,600	4,238,332
Williams Cos., Inc. (The)	118,200	6,542,370

		241,049,991

Paper & Forest Products — 0.1%
International Paper Co.	75,567	3,607,569

Personal Products — 0.1%
Avon Products, Inc.	76,700	966,420
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,300	2,936,496

		3,902,916

Pharmaceuticals — 6.0%
AbbVie, Inc.(a)	279,600	16,149,696
Actavis PLC*	46,521	11,224,587
Allergan, Inc.	52,750	9,399,522
Bristol-Myers Squibb Co.	293,240	15,008,023
Eli Lilly & Co.	174,800	11,335,780
Hospira, Inc.*	28,920	1,504,708
Johnson & Johnson	491,996	52,441,854
Mallinckrodt PLC*(a)	16,800	1,514,520
Merck & Co., Inc.	504,203	29,889,154
Mylan, Inc.*(a)	63,600	2,893,164
Perrigo Co. PLC	22,900	3,439,351
Pfizer, Inc.	1,106,823	32,728,756
Zoetis, Inc.	85,500	3,159,225

		190,688,340

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,500	763,555
Equifax, Inc.	21,500	1,606,910
Nielsen NV	52,700	2,336,191
Robert Half International, Inc.	23,100	1,131,900

		5,838,556

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	69,000	6,460,470
Apartment Investment & Management Co. (Class A Stock)	24,074	766,035
AvalonBay Communities, Inc.	22,618	3,188,459
Boston Properties, Inc.	26,200	3,032,912
Crown Castle International Corp.	57,500	4,630,475
Equity Residential(a)	60,000	3,694,800
Essex Property Trust, Inc.	12,100	2,162,875
General Growth Properties, Inc.	99,300	2,338,515
HCP, Inc.	78,700	3,125,177
Health Care REIT, Inc.	56,700	3,536,379
Host Hotels & Resorts, Inc.	126,926	2,707,331
Kimco Realty Corp.(a)	70,100	1,535,891
Macerich Co. (The)	27,500	1,755,325
Plum Creek Timber Co., Inc.	32,900	1,283,429
Prologis, Inc.	87,128	3,284,726
Public Storage	24,800	4,112,832
Simon Property Group, Inc.	53,801	8,845,960
Ventas, Inc.	50,404	3,122,528
Vornado Realty Trust	29,857	2,984,506
Weyerhaeuser Co.	92,110	2,934,625

		65,503,250

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	47,700	1,418,598

Road & Rail — 1.0%
CSX Corp.	172,372	5,526,246
Kansas City Southern	19,200	2,327,040
Norfolk Southern Corp.	53,000	5,914,800
Ryder System, Inc.	9,100	818,727
Union Pacific Corp.	158,600	17,195,412

		31,782,225

Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	52,500	1,878,450
Analog Devices, Inc.	52,900	2,618,021
Applied Materials, Inc.	208,100	4,497,041
Avago Technologies Ltd. (Singapore)	46,800	4,071,600
Broadcom Corp. (Class A Stock)	96,150	3,886,383
First Solar, Inc.*(a)	12,200	802,882
Intel Corp.	868,800	30,251,616
KLA-Tencor Corp.	28,700	2,260,986
Lam Research Corp.	28,050	2,095,335
Linear Technology Corp.	40,400	1,793,356
Microchip Technology, Inc.(a)	33,900	1,601,097
Micron Technology, Inc.*	192,200	6,584,772
NVIDIA Corp.	96,450	1,779,502
Texas Instruments, Inc.	187,400	8,937,106
Xilinx, Inc.	46,900	1,986,215

		75,044,362

Software — 3.7%
Adobe Systems, Inc.*	79,475	5,498,875
Autodesk, Inc.*	38,300	2,110,330
CA, Inc.	55,173	1,541,534
Citrix Systems, Inc.*(a)	28,900	2,061,726
Electronic Arts, Inc.*(a)	52,800	1,880,208
Intuit, Inc.	49,000	4,294,850
Microsoft Corp.	1,427,900	66,197,444

Oracle Corp.	573,495	21,953,388
Red Hat, Inc.*	33,300	1,869,795
salesforce.com, inc.*	99,700	5,735,741
Symantec Corp.	118,311	2,781,492

		115,925,383

Specialty Retail — 2.1%
AutoNation, Inc.*	11,089	557,887
AutoZone, Inc.*	5,600	2,854,096
Bed Bath & Beyond, Inc.*(a)	36,400	2,396,212
Best Buy Co., Inc.	48,025	1,613,160
CarMax, Inc.*	38,200	1,774,390
GameStop Corp. (Class A Stock)(a)	19,800	815,760
Gap, Inc. (The)	46,387	1,933,874
Home Depot, Inc. (The)	236,569	21,702,840
L. Brands, Inc.	42,496	2,846,382
Lowe’s Cos., Inc.	172,225	9,114,147
O’Reilly Automotive, Inc.*(a)	18,500	2,781,660
PetSmart, Inc.	17,800	1,247,602
Ross Stores, Inc.	36,800	2,781,344
Staples, Inc.	110,800	1,340,680
Tiffany & Co.	18,300	1,762,473
TJX Cos., Inc. (The)	121,600	7,195,072
Tractor Supply Co.(a)	23,900	1,470,089
Urban Outfitters, Inc.*	19,000	697,300

		64,884,968

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	1,044,805	105,264,104
EMC Corp.	361,174	10,567,951
Hewlett-Packard Co.	324,066	11,494,621
NetApp, Inc.	56,400	2,422,944
SanDisk Corp.	38,600	3,780,870
Seagate Technology PLC	54,800	3,138,396
Western Digital Corp.	36,500	3,552,180

		140,221,066

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	47,500	1,691,475
Fossil Group, Inc.*	8,300	779,370
Michael Kors Holdings Ltd.*	31,300	2,234,507
NIKE, Inc. (Class B Stock)	124,600	11,114,320
PVH Corp.	13,700	1,659,755
Ralph Lauren Corp.	10,200	1,680,246
Under Armour, Inc. (Class A Stock)*(a)	29,000	2,003,900
VF Corp.	60,244	3,977,911

		25,141,484

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	81,400	791,208
People’s United Financial, Inc.(a)	56,100	811,767

		1,602,975

Tobacco — 1.4%
Altria Group, Inc.	347,500	15,964,150
Lorillard, Inc.	62,493	3,743,956
Philip Morris International, Inc.	275,300	22,960,020
Reynolds American, Inc.	53,800	3,174,200

		45,842,326

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	47,600	2,137,240
United Rentals, Inc.*	14,800	1,644,280
W.W. Grainger, Inc.(a)	10,700	2,692,655

		6,474,175

TOTAL LONG-TERM INVESTMENTS (cost $1,128,231,984)		3,051,017,063

SHORT-TERM INVESTMENTS — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $219,331,431; includes $114,659,348 of cash collateral for securities on loan)(b)(c)	219,331,431	219,331,431

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills, 0.020%, 12/18/14 (cost $299,980)(d)(e)	300	299,989
U.S. Treasury Bills, 0.030%, 03/19/15 (cost $5,698,796)(d)(e)	5,700	5,699,128

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,998,776)		5,999,117

TOTAL SHORT-TERM INVESTMENTS (cost $225,330,207)		225,330,548

TOTAL INVESTMENTS — 103.5% (cost $1,353,562,191)		3,276,347,611
Liabilities in excess of other assets(f) — (3.5)%		(111,448,978)

NET ASSETS — 100.0%		$3,164,898,633

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,884,586; cash collateral of $114,659,348 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
	Long Positions:
21	S&P 500 E-mini	Dec. 2014	$2,075,203	$2,063,775	$(11,428)
225	S&P 500 Index	Dec. 2014	111,216,299	110,559,375	(656,924)

					$(668,352)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014
(2)	U.S. Government Treasury securities with a combined market value of $5,999,117 have been segregated with UBS AG to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$80,650,688	$—	$—
Air Freight & Logistics	22,969,380	—	—
Airlines	9,306,244	—	—
Auto Components	11,364,462	—	—
Automobiles	19,736,945	—	—
Banks	185,355,292	—	—
Beverages	66,971,716	—	—
Biotechnology	88,767,613	—	—
Building Products	2,117,804	—	—
Capital Markets	69,571,441	—	—
Chemicals	78,115,000	—	—
Commercial Services & Supplies	14,843,639	—	—
Communications Equipment	51,731,713	—	—
Construction & Engineering	4,477,370	—	—
Construction Materials	2,606,741	—	—
Consumer Finance	28,582,000	—	—
Containers & Packaging	6,033,775	—	—
Distributors	2,300,195	—	—
Diversified Consumer Services	1,476,076	—	—
Diversified Financial Services	61,155,300	—	—
Diversified Telecommunication Services	73,936,485	—	—
Electric Utilities	51,920,496	—	—
Electrical Equipment	20,363,112	—	—
Electronic Equipment, Instruments & Components	12,376,070	—	—
Energy Equipment & Services	55,756,587	—	—
Food & Staples Retailing	68,451,396	—	—
Food Products	48,447,691	—	—
Gas Utilities	1,018,432	—	—
Health Care Equipment & Supplies	62,596,021	—	—
Health Care Providers & Services	65,938,915	—	—
Health Care Technology	2,966,586	—	—
Hotels, Restaurants & Leisure	49,596,303	—	—
Household Durables	11,411,366	—	—
Household Products	58,430,279	—	—
Independent Power & Renewable Electricity Producers	3,298,300	—	—
Industrial Conglomerates	68,757,899	—	—

Insurance	81,162,339	—	—
Internet & Catalog Retail	39,287,405	—	—
Internet Software & Services	104,816,606	—	—
IT Services	100,630,959	—	—
Leisure Products	2,815,577	—	—
Life Sciences Tools & Services	13,973,564	—	—
Machinery	47,606,505	—	—
Media	107,634,419	—	—
Metals & Mining	15,009,890	—	—
Multiline Retail	20,978,064	—	—
Multi-Utilities	34,774,219	—	—
Oil, Gas & Consumable Fuels	241,049,991	—	—
Paper & Forest Products	3,607,569	—	—
Personal Products	3,902,916	—	—
Pharmaceuticals	190,688,340	—	—
Professional Services	5,838,556	—	—
Real Estate Investment Trusts (REITs)	65,503,250	—	—
Real Estate Management & Development	1,418,598	—	—
Road & Rail	31,782,225	—	—
Semiconductors & Semiconductor Equipment	75,044,362	—	—
Software	115,925,383	—	—
Specialty Retail	64,884,968	—	—
Technology Hardware, Storage & Peripherals	140,221,066	—	—
Textiles, Apparel & Luxury Goods	25,141,484	—	—
Thrifts & Mortgage Finance	1,602,975	—	—
Tobacco	45,842,326	—	—
Trading Companies & Distributors	6,474,175	—	—
Affiliated Money Market Mutual Fund	219,331,431	—	—
U.S. Treasury Obligations	—	5,999,117	—
Other Financial Instruments*
Futures Contracts	(668,352)	—	—

Total	$3,269,680,142	$5,999,117	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Value Portfolio

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	223,684	$28,492,868

Airlines — 2.7%
American Airlines Group, Inc.	463,000	16,427,240
United Continental Holdings, Inc.*	574,647	26,887,733

		43,314,973

Auto Components — 1.6%
Lear Corp.	302,031	26,098,499

Automobiles — 1.7%
General Motors Co.	852,865	27,240,508

Banks — 10.7%
Bank of America Corp.	1,036,805	17,677,525
Citigroup, Inc.	709,419	36,762,093
JPMorgan Chase & Co.	759,535	45,754,388
PNC Financial Services Group, Inc. (The)	297,224	25,436,430
Wells Fargo & Co.	861,891	44,706,286

		170,336,722

Biotechnology — 1.6%
Celgene Corp.*	262,798	24,907,994

Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)	208,493	38,273,060
Morgan Stanley	982,349	33,959,805

		72,232,865

Communications Equipment — 1.8%
Brocade Communications Systems, Inc.	2,018,678	21,943,030
JDS Uniphase Corp.*(a)	575,498	7,366,374

		29,309,404

Consumer Finance — 3.6%
Capital One Financial Corp.	199,636	16,294,290
Navient Corp.	1,092,354	19,345,589
SLM Corp.	2,533,458	21,686,401

		57,326,280

Diversified Financial Services — 1.2%
Voya Financial, Inc.	502,949	19,665,306

Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.	364,697	14,912,460
Vivendi SA (France)	769,143	18,573,206

		33,485,666

Electronic Equipment, Instruments & Components — 2.4%
Flextronics International Ltd.*	3,642,879	37,594,511

Energy Equipment & Services — 2.1%
Halliburton Co.	513,346	33,115,951

Food Products — 3.0%
Bunge Ltd.	238,685	20,104,437
Mondelez International, Inc. (Class A Stock)	815,078	27,928,648

		48,033,085

Health Care Providers & Services — 3.0%
Cigna Corp.	178,608	16,197,959
HCA Holdings, Inc.*	443,771	31,294,731

		47,492,690

Hotels, Restaurants & Leisure — 4.4%
Carnival Corp.	822,146	33,025,605
Hyatt Hotels Corp. (Class A Stock)*	357,843	21,656,658
International Game Technology	942,126	15,893,666

		70,575,929

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	921,025	28,072,842

Industrial Conglomerates — 0.8%
Siemens AG (Germany), ADR(a)	111,001	13,216,889

Insurance — 4.2%
MetLife, Inc.	619,016	33,253,540
Travelers Cos., Inc. (The)	172,459	16,200,798
XL Group PLC (Ireland)	521,869	17,310,395

		66,764,733

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	26,028	15,315,136
Google, Inc. (Class C Stock)*	26,028	15,027,526

		30,342,662

Machinery — 2.3%
Caterpillar, Inc.	153,031	15,154,660
SPX Corp.	222,738	20,921,780

		36,076,440

Media — 3.8%
Comcast Corp. (Class A Stock)	499,574	26,867,090
Liberty Global PLC (United Kingdom) (Series C)*	563,947	23,130,286
Time Warner, Inc.	131,831	9,915,009

		59,912,385

Metals & Mining — 1.4%
Goldcorp, Inc. (Canada)	960,850	22,128,376

Multiline Retail — 0.7%
Target Corp.	189,532	11,879,866

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	263,926	26,772,654
Denbury Resources, Inc.(a)	1,336,237	20,083,642
EOG Resources, Inc.	154,493	15,297,897
Marathon Oil Corp.	828,482	31,142,638
Marathon Petroleum Corp.	207,300	17,552,091
Noble Energy, Inc.	439,314	30,031,505
Occidental Petroleum Corp.	231,947	22,301,704
Suncor Energy, Inc. (Canada)	730,914	26,422,541

		189,604,672

Personal Products — 1.0%
Avon Products, Inc.(a)	1,250,184	15,752,318

Pharmaceuticals — 7.8%
Actavis, Inc.*	120,886	29,167,374
Bayer AG (Germany), ADR	164,132	22,996,535
Merck & Co., Inc.	351,233	20,821,092
Mylan, Inc.*(a)	581,603	26,457,120
Teva Pharmaceutical Industries Ltd. (Israel), ADR	475,545	25,560,544

		125,002,665

Road & Rail — 2.5%
Hertz Global Holdings, Inc.*	884,454	22,456,287
Union Pacific Corp.	165,834	17,979,722

		40,436,009

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	1,230,850	26,598,669

Software — 1.2%
Microsoft Corp.	414,868	19,233,281

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	160,276	16,147,807
EMC Corp.	714,480	20,905,685
Hewlett-Packard Co.	642,765	22,798,875
NCR Corp.*	359,018	11,994,791

		71,847,158

TOTAL LONG-TERM INVESTMENTS (cost $1,072,089,498)		1,526,092,216

SHORT-TERM INVESTMENT — 5.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $91,360,709; includes $25,432,002 of cash collateral for securities on loan)(b)(c)	91,360,709	91,360,709

TOTAL INVESTMENTS — 101.4% (cost $1,163,450,207)		1,617,452,925
Liabilities in excess of other assets — (1.4)%		(21,917,027)

NET ASSETS — 100.0%		$1,595,535,898

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,459,118; cash collateral of $25,432,002 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,492,868	$—	$—
Airlines	43,314,973	—	—
Auto Components	26,098,499	—	—
Automobiles	27,240,508	—	—
Banks	170,336,722	—	—

Biotechnology	24,907,994	—	—
Capital Markets	72,232,865	—	—
Communications Equipment	29,309,404	—	—
Consumer Finance	57,326,280	—	—
Diversified Financial Services	19,665,306	—	—
Diversified Telecommunication Services	14,912,460	18,573,206	—
Electronic Equipment, Instruments & Components	37,594,511	—	—
Energy Equipment & Services	33,115,951	—	—
Food Products	48,033,085	—	—
Health Care Providers & Services	47,492,690	—	—
Hotels, Restaurants & Leisure	70,575,929	—	—
Independent Power & Renewable Electricity Producers	28,072,842	—	—
Industrial Conglomerates	13,216,889	—	—
Insurance	66,764,733	—	—
Internet Software & Services	30,342,662	—	—
Machinery	36,076,440	—	—
Media	59,912,385	—	—
Metals & Mining	22,128,376	—	—
Multiline Retail	11,879,866	—	—
Oil, Gas & Consumable Fuels	189,604,672	—	—
Personal Products	15,752,318	—	—
Pharmaceuticals	125,002,665	—	—
Road & Rail	40,436,009	—	—
Semiconductors & Semiconductor Equipment	26,598,669	—	—
Software	19,233,281	—	—
Technology Hardware, Storage & Peripherals	71,847,158	—	—
Affiliated Money Market Mutual Fund	91,360,709	—	—

Total	$1,598,879,719	$18,573,206	$—

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index

CDX	Credit Derivative Index

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg. D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security

BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
COLIBOR	Columbia Interbank Offered Rate
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Security
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TSX	Toronto Stock Exchange
USAID	United States Agency for International Development
WIBOR	Warsaw Interbank Offered Rate

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of the fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Series Fund

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date November 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 19, 2014

*	Print the name and title of each signing officer under his or her signature.